SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

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                                    FORM N-1A
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|


                  Pre-Effective Amendment No. __                          |_|

                  Post-Effective Amendment No. 30                         |X|

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |X|


                  Amendment No. 32                                        |X|

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                         SELIGMAN MUNICIPAL SERIES TRUST
               (Exact name of registrant as specified in charter)

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                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

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                 Registrant's Telephone Number: 212-850-1864 or
                             Toll-Free 800-221-2450

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                            THOMAS G. ROSE, Treasurer
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

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     It  is  proposed  that  this  filing  will  become   effective  (check  the
appropriate box).


|_|   immediately upon filing pursuant to paragraph (b) of rule 485

|X|   on May 28, 1999 pursuant to paragraph (b) of rule 485

|_|   60 days after filing pursuant to paragraph (a)(1) of rule 485

|_|   on  (date)    pursuant to paragraph (a)(1) of rule 485

|_|   75 days after filing pursuant to paragraph (a)(2) of rule 485

|_|   on   (date)   pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       SELIGMAN
-------------------------------
                MUNICIPAL FUNDS

        SELIGMAN MUNICIPAL FUND
                   SERIES, INC.

             SELIGMAN MUNICIPAL
                   SERIES TRUST

            SELIGMAN NEW JERSEY
           MUNICIPAL FUND, INC.

          SELIGMAN PENNSYLVANIA
          MUNICIPAL FUND SERIES


The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described herein, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult your financial advisor to determine if one or more of these Funds is suitable for you.


MUNI-1 6/99


                                [GRAPHIC OMITTED]

                                   PROSPECTUS


                                  JUNE 1, 1999


                                     Seeking

                                     Income

                                   Exempt From

                                     Regular

                                   Income Tax

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Funds


A discussion of the investment strategies, risks, performance and expenses of the Funds.


    Overview of the Funds    1

    National Fund    4

    California High-Yield Fund    6

    California Quality Fund    8

    Colorado Fund    10

    Florida Fund    12

    Georgia Fund    14

    Louisiana Fund    16

    Maryland Fund    18

    Massachusetts Fund    20

    Michigan Fund    22

    Minnesota Fund    24

    Missouri Fund    26

    New Jersey Fund    28

    New York Fund    30

    North Carolina Fund    32

    Ohio Fund    34

    Oregon Fund    36

    Pennsylvania Fund    38

    South Carolina Fund    40

    Management of the Funds    42


    Year 2000    43


Shareholder Information

    Deciding Which Class of Shares
      to Buy    44


    Pricing of Fund Shares    46

    Opening Your Account    46

    How to Buy Additional Shares   47

    How to Exchange Shares Among
      the Seligman Mutual Funds    47

    How to Sell Shares    48

    Important Policies That May Affect
      Your Account    49

    Dividends and Capital Gain
      Distributions    50

    Taxes    50

Financial Highlights    51

How to Contact Us    inside back cover


For More Information    back cover

TIMES CHANGE ... VALUES ENDURE

The Funds

OVERVIEW OF THE FUNDS

This Prospectus contains information about four separate funds, which together offer 19 investment options:

Seligman Municipal Fund Series offers the following 13 series:

National Fund            Massachusetts Fund        New York Fund
Colorado Fund            Michigan Fund             Ohio Fund
Georgia Fund             Minnesota Fund            Oregon Fund
Louisiana Fund           Missouri Fund             South Carolina Fund
Maryland Fund

Seligman Municipal Series Trust offers the following four series:

California High-Yield Fund                         Florida Fund
California Quality Fund                            North Carolina Fund

Seligman New Jersey Municipal Fund, Inc. (New Jersey Fund)

Seligman Pennsylvania Municipal Fund Series (Pennsylvania Fund)

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

Each Fund has its own objectives, strategies and risks. You should read the discussion of a particular Fund, in addition to the information below, before making an investment decision about that Fund.

The Seligman Municipal Funds seek to provide income exempt from regular federal income taxes and, as applicable, regular state and local personal income taxes.

The Funds are managed for total return, which means, in addition to income considerations, the Funds (except the Pennsylvania Fund) look to enhance portfolio returns by pursuing opportunities for capital appreciation. The Pennsylvania Fund does not pursue capital appreciation as one of its objectives. At all times, safety of principal is a primary concern of all of the Funds. However, there is no assurance that the Funds will meet their objectives.

Each Fund normally invests at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and (except the National Fund) regular personal income taxes in its respective state. Income may be subject to the federal alternative minimum tax and, where applicable, state alternative minimum tax.

Municipal securities are issued by state and local governments, their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia. Municipal bonds are issued to obtain funds to finance various public or private projects, to meet general expenses, and to refinance outstanding debt.

The Funds use a top-down method of selecting securities to purchase. This means the investment manager analyzes the current interest rate environment and trends in the municipal market to formulate investment strategy before selecting individual securities for each Fund. The investment manager determines the appropriate cash positions, quality parameters, market sectors, and bond duration and then uses in-depth credit analysis to evaluate individual securities considered for purchase.

Portfolio holdings are continually monitored to identify securities which should be sold as a result of a deterioration in credit quality. A Fund may also sell a security when there is a better investment opportunity available in the market.

--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT):

A tax imposed on certain types of income to ensure that all taxpayers pay at least a minimum amount of taxes.
--------------------------------------------------------------------------------

The Funds (except the California High-Yield Fund) will purchase only investment grade municipal securities, defined as those issues rated in the four highest rating categories by independent rating agencies at the time of purchase. The Funds may also purchase non-rated securities if, based on credit analysis, the investment manager believes that they are of comparable quality to investment grade securities.

Under normal market conditions, the Funds will invest in longer maturity bonds (typically, bonds with maturities in excess of ten years). However, a Fund may shorten or lengthen maturities to achieve its objective.


The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.


PRINCIPAL RISKS

The value of your investment in a Fund will fluctuate with fluctuations in the value of the Fund's investment portfolio. The principal factors that may affect the value of a Fund's portfolio are changes in interest rates and the credit worthiness of the Fund's portfolio holdings.

Interest rate risk. Changes in market interest rates will affect the value of a Fund's investment portfolio. In general, the market value of a municipal bond moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates decline. A Fund's net asset value per share moves in the same direction as the market value of the municipal securities held in its portfolio. Therefore, if interest rates rise, you should expect a Fund's net asset value per share to fall, and if interest rates decline, the Fund's net asset value per share should rise.

Additionally, longer maturity bonds (like those held by the Funds) are generally more sensitive to changes in interest rates. Each Fund's strategy of investing in longer maturity bonds could subject its portfolio holdings to a greater degree of market price volatility.

Declining interest rates increase the risk that portfolio holdings which contain call features could be redeemed by the issuer. Proceeds of called bonds may be reinvested at lower yields, which could affect the level of income a Fund generates.

Credit risk. A municipal bond issue could deteriorate in quality to the extent that its rating is downgraded or its market value declines relative to comparable municipal securities. Credit risk also includes the risk that an issuer of a municipal bond would be unable to make interest and principal payments.

The investment manager seeks to minimize the credit risk inherent in municipal securities by performing its own in-depth credit analysis on every municipal security before purchase and by continuing to monitor all securities while they remain in the portfolio. Each Fund may purchase municipal bonds that are insured as to the payment of principal and interest. However, the Funds view insurance as an enhancement of quality, not as a substitute for it. A Fund and will not purchase a bond unless the investment manager approves the underlying credit.

The Funds are also subject to the following risks:

Concentration risk. Each Fund (except the National Fund) invests in municipal securities issued by a single state and its municipalities. Specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general. The Funds seek to minimize this risk by diversifying investments within the state. In addition, each Fund is subject to certain investment restrictions limiting the amount of its assets that can be invested in the securities of a single issuer.

Market risk. At times, market conditions could result in a lack of liquidity. The municipal market is an over-the-counter market, which means that the Funds purchase and sell portfolio holdings through municipal bond dealers. A Fund's ability to sell securities held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Lower-rated securities may be less liquid than higher-rated securities.

An investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE


Each Fund offers three Classes of shares. The performance information presented for each Fund provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of each Class (except Class C) compares to the Lehman Brothers Municipal Bond Index, a widely-used measure of municipal bond performance. Class Cis a new class of shares, effective June 1, 1999, so no performance information is available. Although each Fund's fiscal year ends on September 30, the performance information is provided on a calendar year basis to assist you in comparing the returns of the Funds with the returns of other mutual funds. How a Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Fund's Class A and Class D shares due to their different fees and expenses.


FEES AND EXPENSES

The fee and expense table provided for each Fund summarizes the fees and expenses that you may pay as a shareholder of a Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing fees. Shareholder fees are charged directly to you. Annual fund operating expenses are deducted from a Fund's assets and are therefore paid indirectly by you and other Fund shareholders.

Accompanying each Fund's fee and expense table is an example intended to help you compare the expenses of investing in that Fund with the expenses of investing in other mutual funds.

                    Discussions of each Fund begin on page 4.

NATIONAL FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The National Fund seeks to maximize income exempt from regular federal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The National Fund uses the following strategies to pursue its objective:

The National Fund invests at least 80% of its net assets in municipal securities of states, territories, and possessions of the United States, and the District of Columbia, and their political subdivisions, agencies, and instrumentalities that are rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The National Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

NATIONAL FUND


PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                 9.82
                       90                 5.82
                       91                11.47
                       92                 7.88
                       93                14.10
                       94                -9.95
                       95                20.10
                       96                 3.33
                       97                10.38
                       98                 5.67

Best calendar quarter return: 8.25% - quarter ended 3/31/95

Worst calendar return: -8.20% - quarter ended 3/31/94


Class A annual total return for the quater ended 3/31/99: 0.55%



--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.61%       4.41%       7.07%        --
Class D                              3.60         n/a         n/a       4.27%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22       6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) .   4.75%(1)    1%     none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ..   none(1)     1%      1%

Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees ........................    .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees .................    .09%    1.00%    1.00%
Other Expenses .........................    .21%     .21%     .21%
                                           ----     ----     ----
Total Annual Fund Operating Expenses ...    .80%    1.71%    1.71%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  553        $  718        $  898        $1,418
Class C                            372           633         1,019         2,099
Class D                            274           539           928         2,019


If you did not sell your shares at the end of each period, your expenses would be:


                                    1 Year      3 Years     5 Years     10 Years
                                    ------      ------      ------      --------
Class A                         $  553        $  718        $  898        $1,418
Class C                            272           633         1,019         2,099
Class D                            174           539           928         2,019

CALIFORNIA HIGH-YIELD FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The California High-Yield Fund seeks the maximum income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

The California High-Yield Fund uses the following strategies to pursue its objective:

The California High-Yield Fund invests at least 80% of its net assets in California municipal securities that are within any rating category, including securities rated below investment grade or securities that are not rated.

In selecting securities to purchase, the investment manager may consider the current market conditions, the availability of lower-rated securities, and whether lower-rated securities offer yields high enough relative to yields on investment grade securities to justify their higher risk.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The California High-Yield Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o Lower-rated municipal bonds are subject to a greater degree of credit risk than higher-rated bonds. They generally involve greater price volatility and risk of loss of principal and income than higher-rated bonds.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems, such as the 1994 bankruptcy of Orange County.

CALIFORNIA HIGH-YIELD FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                 9.28
                       90                 6.00
                       91                10.48
                       92                 9.53
                       93                 9.91
                       94                -2.79
                       95                14.55
                       96                 5.52
                       97                 8.72
                       98                 6.18

Best calendar quarter return: 6.48% - quarter ended 3/31/95

Worst calendar quarter return: -2.30% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.71%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                               1.16%      5.26%        7.13%       --
Class D                               4.21        n/a          n/a      5.22%
Lehman Brothers
 Municipal Bond Index                 6.48       6.23         8.22      6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1)   From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A   Class C   Class D
----------------                           -------   -------   -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price).... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .23%     .23%     .23%
                                           -----    -----    -----
Total Annual Fund Operating Expenses .....  .82%    1.73%    1.73%
                                           =====    =====    =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  555        $  724        $  908        $1,440
Class C                            374           639         1,029         2,121
Class D                            276           545           939         2,041


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  555        $  724        $  908        $1,440
Class C                            274           639         1,029         2,121
Class D                            176           545           939         2,041

CALIFORNIA QUALITY FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The California Quality Fund seeks high income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

The California Quality Fund uses the following strategies to pursue its objective:

The California Quality Fund invests at least 80% of its net assets in California municipal securities that are within the three highest ratings of Moody's (Aaa, Aa, or A) or S&P (AAA, AA, or A) on the date of purchase.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The California Quality Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems, such as the 1994 bankruptcy of Orange County.

CALIFORNIA QUALITY FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                 9.77
                       90                 6.57
                       91                11.22
                       92                 8.49
                       93                12.61
                       94                -8.30
                       95                19.79
                       96                 3.91
                       97                 8.80
                       98                 6.26

Best calendar quarter return: 8.97% - quarter ended 3/31/95

Worst calendar quarter return: -6.63% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.52%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              1.23%       4.69%       7.16%         --
Class D                              4.33         n/a         n/a        4.54%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                          Class A   Class C  Class D
----------------                          -------   -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .18%     .18%     .18%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .77%    1.68%    1.68%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  550        $  709        $  883        $1,384
Class C                            369           624         1,003         2,067
Class D                            271           530           913         1,987


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  550        $  709        $  883        $1,384
Class C                            269           624         1,003         2,067
Class D                            171           530           913         1,987

COLORADO FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Colorado Fund seeks to maximize income exempt from regular federal income taxes and from Colorado personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Colorado Fund uses the following strategies to pursue its objective:

The Colorado Fund invests at least 80% of its net assets in Colorado municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Colorado Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Colorado issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Colorado's largest trading partner is Japan, and the State is sensitive to national and international business cycles. Turmoil in the world economy, especially in Asia, has the potential to dramatically affect Colorado's economy.

COLORADO FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                10.04
                       90                 5.05
                       91                 9.40
                       92                 7.67
                       93                11.11
                       94                -5.13
                       95                13.96
                       96                 3.39
                       97                 7.52
                       98                 5.80

Best calendar quarter return: 6.34% - quarter ended 3/31/95

Worst calendar quarter return: -4.87% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.31%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.83%       3.91%       6.24%         --
Class D                              3.83         n/a         n/a        3.71%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .10%    1.00%    1.00%
Other Expenses ...........................  .30%     .30%     .30%
                                           ----     ----     ----
Total Annual Fund Operating Expenses.....   .90%    1.80%    1.80%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  562        $  748        $  950        $1,530
Class C                            381           661         1,065         2,195
Class D                            283           566           975         2,116


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  562        $  748        $  950        $1,530
Class C                            281           661         1,065         2,195
Class D                            183           566           975         2,116

FLORIDA FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The Florida Fund seeks high income exempt from regular federal income taxes consistent with preservation of capital and with consideration given to capital gain.

The Florida Fund uses the following strategies to pursue its objective:

The Florida Fund invests at least 80% of its net assets in Florida municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Florida Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Florida issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. The lack of an income tax in Florida exposes total tax collections to more volatility than would otherwise be the case and, in the event of an economic downturn, could affect the State's ability to pay principal and interest in a timely manner. Florida's economy may be affected by foreign trade, crop failures, and severe weather conditions and is sensitive to trends in the tourism and construction industries.

FLORIDA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                11.35
                       90                 6.46
                       91                10.62
                       92                 9.07
                       93                13.52
                       94                -5.52
                       95                16.67
                       96                 2.76
                       97                 9.33
                       98                 5.67

Best calendar quarter return: 7.49% - quarter ended 6/30/89

Worst calendar quarter return: -5.99% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.81%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.69%       4.51%       7.31%         --
Class D                              3.85         n/a         n/a        4.59%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .23%    1.00%    1.00%
Other Expenses ...........................  .27%     .27%     .27%
                                           ----     ----     ----
Total Annual Fund Operating Expenses ..... 1.00%    1.77%    1.77%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  572        $  778        $1,001        $1,641
Class C                            378           652         1,050         2,163
Class D                            280           557           959         2,084


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  572        $  778        $1,001        $1,641
Class C                            278           652         1,050         2,163
Class D                            180           557           959         2,084

GEORGIA FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Georgia Fund seeks to maximize income exempt from regular federal income taxes and from Georgia personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Georgia Fund uses the following strategies to pursue its objective:

The Georgia Fund invests at least 80% of its net assets in Georgia municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Georgia Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Georgia issuers, its performance may be affected by local, state, and regional factors. These may include state or local policy changes, economics, natural disasters, and the possibility of credit problems. Georgia's economy will be affected by trends in the services, wholesale and retail trade, manufacturing, and transportation industries, as these industries, along with government, comprise the largest sources of employment within the State.

GEORGIA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                 9.87
                       90                 7.01
                       91                10.97
                       92                 9.00
                       93                12.21
                       94                -7.64
                       95                19.16
                       96                 3.86
                       97                 9.02
                       98                 5.94

Best calendar quarter return: 7.71% - quarter ended 3/31/95

Worst calendar quarter return: -6.83% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.61%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.90%       4.70%       7.21%         --
Class D                              3.99         n/a         n/a        4.67%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%     none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .30%     .30%     .30%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .89%    1.80%    1.80%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  562        $  745        $  945        $1,519
Class C                            381           661         1,065         2,195
Class D                            283           566           975         2,116


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  562        $  745        $  945        $1,519
Class C                            281           661         1,065         2,195
Class D                            183           566           975         2,116

LOUISIANA FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Louisiana Fund seeks to maximize income exempt from regular federal income taxes and from Louisiana personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Louisiana Fund uses the following strategies to pursue its objective:

The Louisiana Fund invests at least 80% of its net assets in Louisiana municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Louisiana Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Louisiana issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Louisiana's economy is affected by trends in the oil and gas, tourism, and gaming industries within the State.

LOUISIANA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                10.14
                       90                 6.86
                       91                11.38
                       92                 7.83
                       93                11.45
                       94                -5.89
                       95                17.10
                       96                 3.49
                       97                 8.45
                       98                 5.93

Best calendar quarter return: 6.57% - quarter ended 3/31/95

Worst calendar quarter return: -5.38% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.43%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.87%       4.54%       6.99%         --
Class D                              3.86         n/a         n/a        4.43%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%     none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .10%    1.00%    1.00%
Other Expenses ...........................  .28%     .28%     .28%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .88%    1.78%    1.78%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  561        $  742        $  939        $1,508
Class C                            379           655         1,055         2,174
Class D                            281           560           964         2,095


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  561        $  742        $  939        $1,508
Class C                            279           655         1,055         2,174
Class D                            181           560           964         2,095

MARYLAND FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Maryland Fund seeks to maximize income exempt from regular federal income taxes and from Maryland personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Maryland Fund uses the following strategies to pursue its objective:

The Maryland Fund invests at least 80% of its net assets in Maryland municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Maryland Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Maryland issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Because the Fund favors investing in revenue bonds, its performance may also be affected by economic developments impacting a specific facility or type of facility. The performance of general obligation bonds of the State of Maryland may be affected by efforts to limit or reduce state or local taxes.

MARYLAND FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                10.49
                       90                 6.15
                       91                10.47
                       92                 8.24
                       93                11.93
                       94                -5.48
                       95                16.84
                       96                 3.66
                       97                 8.09
                       98                 5.85

Best calendar quarter return: 6.96% - quarter ended 3/31/95

Worst calendar quarter return: -5.29% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 6.79%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.80%       4.52%       6.95%         --
Class D                              3.89         n/a         n/a        4.42%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .30%     .30%     .30%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .89%    1.80%    1.80%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  562        $  745        $  945        $1,519
Class C                            381           661         1,065         2,195
Class D                            283           566           975         2,116


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  562        $  745        $  945        $1,519
Class C                            281           661         1,065         2,195
Class D                            183           566           975         2,116

MASSACHUSETTS FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Massachusetts Fund seeks to maximize income exempt from regular federal income taxes and from Massachusetts personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Massachusetts Fund uses the following strategies to pursue its objective:

The Massachusetts Fund invests at least 80% of its net assets in Massachusetts municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Massachusetts Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Massachusetts issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Massachusetts and certain of its cities, towns, counties, and other political subdivisions have at certain times in the past experienced serious financial difficulties which have adversely affected their credit standing. The recurrence of these financial difficulties could adversely affect the market value and marketability of, or result in default payments on, outstanding obligations issued by Massachusetts or its public authorities or municipalities.

MASSACHUSETTS FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                 8.67
                       90                 5.42
                       91                12.97
                       92                 9.08
                       93                11.52
                       94                -4.43
                       95                15.20
                       96                 4.14
                       97                 8.68
                       98                 6.55

Best calendar quarter return: 6.16% - quarter ended 3/31/95

Worst calendar quarter return: -4.69% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.61%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              1.49%       4.81%       7.13%         --
Class D                              4.59         n/a         n/a        4.69%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .21%     .21%     .21%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .80%    1.71%    1.71%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  553        $  718        $  898        $1,418
Class C                            372           633         1,019         2,099
Class D                            274           539           928         2,019


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  553        $  718        $  898        $1,418
Class C                            272           633         1,019         2,099
Class D                            174           539           928         2,019

MICHIGAN FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Michigan Fund seeks to maximize income exempt from regular federal income taxes and from Michigan personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Michigan Fund uses the following strategies to pursue its objective:

The Michigan Fund invests at least 80% of its net assets in Michigan municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Michigan Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Michigan issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. The principal sectors of Michigan's economy are manufacturing of durable goods (including automobiles and components and office equipment), tourism, and agriculture. The cyclical nature of these industries can adversely affect the revenue stream of the State and its political subdivisions because it may adversely impact tax sources, particularly sales taxes, income taxes and single business taxes.

MICHIGAN FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                10.71
                       90                 5.85
                       91                12.01
                       92                 9.31
                       93                11.48
                       94                -4.84
                       95                15.78
                       96                 3.74
                       97                 8.73
                       98                 6.12

Best calendar quarter return: 6.57% - quarter ended 3/31/95

Worst calendar quarter return: -4.63% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.68%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              1.09%       4.66%       7.23%         --
Class D                              4.06         n/a         n/a        4.51%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .20%     .20%     .20%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .79%    1.70%    1.70%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  552        $  715        $  893        $1,406
Class C                            371           630         1,014         2,089
Class D                            273           536           923         2,009


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  552        $  715        $  893        $1,406
Class C                            271           630         1,014         2,089
Class D                            173           536           923         2,009

MINNESOTA FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Minnesota Fund seeks to maximize income exempt from regular federal income taxes and from regular Minnesota personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Minnesota Fund uses the following strategies to pursue its objective:

The Minnesota Fund invests at least 80% of its net assets in Minnesota municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Minnesota Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Minnesota issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Pursuant to Minnesota legislation enacted in 1995, dividends that would otherwise be exempt from Minnesota personal income tax in the case of individuals, estates, and trusts, could become subject to the Minnesota personal income tax if it were judicially determined that exempting such dividends would discriminate against interstate commerce.

MINNESOTA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                 9.89
                       90                 6.52
                       91                 7.53
                       92                 7.67
                       93                13.49
                       94                -2.54
                       95                11.41
                       96                 3.39
                       97                 7.02
                       98                 6.43

Best calendar quarter return: 6.01% - quarter ended 6/30/89

Worst calendar quarter return: -3.23% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.63%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              1.18%       3.97%       6.45%         --
Class D                              4.26         n/a         n/a        3.89%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .22%     .22%     .22%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .81%    1.72%    1.72%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  554        $  721        $  903        $1,429
Class C                            373           636         1,024         2,110
Class D                            275           542           933         2,030


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  554        $  721        $  903        $1,429
Class C                            273           636         1,024         2,110
Class D                            175           542           933         2,030

MISSOURI FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Missouri Fund seeks to maximize income exempt from regular federal income taxes and from Missouri personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Missouri Fund uses the following strategies to pursue its objective:

The Missouri Fund invests at least 80% of its net assets in Missouri municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Missouri Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Missouri issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. The national economic recession of the early 1980s had a disproportionately adverse impact on Missouri's economy, and its unemployment levels. A return to a pattern of high unemployment could adversely affect the Missouri debt obligations acquired by the Fund. Defense related business plays an important role in Missouri's economy. Negative trends in this industry or relocations of major employers could have a negative impact on the economy of the State and particularly on the economy of the St. Louis metropolitan area.

MISSOURI FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                 9.44
                       90                 6.93
                       91                11.37
                       92                 7.25
                       93                11.40
                       94                -6.32
                       95                16.95
                       96                 3.71
                       97                 8.08
                       98                 5.77

Best calendar quarter return: 7.31% - quarter ended 3/31/95

Worst calendar quarter return: -6.11% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.44%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.76%       4.34%       6.78%         --
Class D                              3.83         n/a         n/a        4.20%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .10%    1.00%    1.00%
Other Expenses ...........................  .29%     .29%     .29%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .89%    1.79%    1.79%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  562        $  745        $  945        $1,519
Class C                            380           658         1,060         2,184
Class D                            282           563           970         2,105


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  562        $  745        $  945        $1,519
Class C                            280           658         1,060         2,184
Class D                            182           563           970         2,105

NEW JERSEY FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The New Jersey Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain.

The New Jersey Fund uses the following strategies to pursue its objective:

The New Jersey Fund invests at least 80% of its net assets in New Jersey municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The New Jersey Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of New Jersey issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction, and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey's economy will be affected by trends in these sectors.

NEW JERSEY FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                10.56
                       90                 6.78
                       91                11.04
                       92                 8.99
                       93                12.37
                       94                -6.15
                       95                15.57
                       96                 3.40
                       97                 8.93
                       98                 6.00

Best calendar quarter return: 6.78% - quarter ended 3/31/95

Worst calendar quarter return: -5.63% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.67%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.96%       4.29%       7.07%         --
Class D                              4.03         n/a         n/a        4.52%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .22%    1.00%    1.00%
Other Expenses ...........................  .30%     .30%     .30%
                                           ----     ----     ----
Total Annual Fund Operating Expenses ..... 1.02%    1.80%    1.80%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  574        $  784        $1,011        $1,664
Class C                            381           661         1,065         2,195
Class D                            283           566           975         2,116


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  574        $  784        $1,011        $1,664
Class C                            281           661         1,065         2,195
Class D                            183           566           975         2,116

NEW YORK FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The New York Fund seeks to maximize income exempt from regular federal income taxes and from New York personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The New York Fund uses the following strategies to pursue its objective:

The New York Fund invests at least 80% of its net assets in New York municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The New York Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of New York issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. New York City and certain localities outside New York City have experienced financial problems. These problems may affect the fiscal health of the State.

NEW YORK FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                 9.39
                       90                 4.18
                       91                13.53
                       92                 9.31
                       93                13.26
                       94                -7.93
                       95                19.31
                       96                 3.83
                       97                10.04
                       98                 6.86

Best calendar quarter return: 8.13% - quarter ended 3/31/95

Worst calendar quarter return: -6.61% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.50%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              1.73%       5.03%       7.42%         --
Class D                              4.90         n/a         n/a        4.93%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .22%     .22%     .22%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .81%    1.72%    1.72%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  554        $  721        $  903        $1,429
Class C                            373           636         1,024         2,110
Class D                            275           542           933         2,030


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  554        $  721        $  903        $1,429
Class C                            273           636         1,024         2,110
Class D                            175           542           933         2,030

NORTH CAROLINA FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The North Carolina Fund seeks high income exempt from regular federal income taxes and North Carolina personal income taxes consistent with preservation of capital and with consideration given to capital gain.

The North Carolina Fund uses the following strategies to pursue its objective:

The North Carolina Fund invests at least 80% of its net assets in North Carolina municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The North Carolina Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of North Carolina issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. North Carolina's total expenditures for each fiscal period covered by the budget must not exceed total receipts during the period and the surplus in the State Treasury at the beginning of the period. During the State's 1990-1991 fiscal year, it began facing a substantial budget shortfall resulting from the failure of revenues received by the State to meet projected levels. While the State was successful in dealing with the problem, pressure on state revenues may be an ongoing problem.

NORTH CAROLINA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       90*                2.80
                       91                10.63
                       92                 8.15
                       93                12.98
                       94                -7.35
                       95                19.56
                       96                 2.71
                       97                 8.75
                       98                 5.81

                      * For the period 8/27/90 to 12/31/90

Best calendar quarter return: 8.72% - quarter ended 3/31/95

Worst calendar quarter return: -6.73% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.57%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.85%       4.53%       6.80%         --
Class D                              4.14         n/a          --        4.57%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.24(1)     6.09(2)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 8/31/90.

(2) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .23%    1.00%    1.00%
Other Expenses ...........................  .32%     .32%     .32%
                                           ----     ----     ----
Total Annual Fund Operating Expenses ..... 1.05%    1.82%    1.82%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  577        $  793        $1,027        $1,697
Class C                            383           667         1,075         2,216
Class D                            285           573           985         2,137


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  577        $  793        $1,027        $1,697
Class C                            283           667         1,075         2,216
Class D                            185           573           985         2,137

OHIO FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Ohio Fund seeks to maximize income exempt from regular federal income taxes and from Ohio personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Ohio Fund uses the following strategies to pursue its objective:

The Ohio Fund invests at least 80% of its net assets in Ohio municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Ohio Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Ohio issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Ohio's economy relies in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in other states and in the nation as a whole.

OHIO FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                 9.94
                       90                 6.58
                       91                11.31
                       92                 8.43
                       93                11.64
                       94                -4.91
                       95                15.23
                       96                 3.77
                       97                 8.39
                       98                 5.89

Best calendar quarter return: 6.47% - quarter ended 3/31/95

Worst calendar quarter return: -4.89% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.68%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.85%       4.44%       6.97%         --
Class D                              3.94         n/a         n/a        4.41%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .19%     .19%     .19%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .78%    1.69%    1.69%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  551        $  712        $  888        $1,395
Class C                            370           627         1,009         2,078
Class D                            272           533           918         1,998


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  551        $  712        $  888        $1,395
Class C                            270           627         1,009         2,078
Class D                            172           533           918         1,998

OREGON FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Oregon Fund seeks to maximize income exempt from regular federal income taxes and from Oregon personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Oregon Fund uses the following strategies to pursue its objective:

The Oregon Fund invests at least 80% of its net assets in Oregon municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Oregon Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Oregon issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Oregon's economy has been affected by the high technology manufacturing, forest products, and agriculture industries, which have all been slowed by declining exports to Asia.

OREGON FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                10.44
                       90                 6.50
                       91                10.82
                       92                 7.78
                       93                10.90
                       94                -4.56
                       95                14.55
                       96                 3.81
                       97                 9.05
                       98                 6.09

Best calendar quarter return: 6.49% - quarter ended 6/30/89

Worst calendar quarter return: -4.48% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.83%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              1.09%       4.57%       6.89%         --
Class D                              4.13         n/a         n/a        4.53%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price).... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .29%     .29%     .29%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .88%    1.79%    1.79%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  561        $  742        $  939        $1,508
Class C                            380           658         1,060         2,184
Class D                            282           563           970         2,105


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  561        $  742        $  939        $1,508
Class C                            280           658         1,060         2,184
Class D                            182           563           970         2,105

PENNSYLVANIA FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The Pennsylvania Fund seeks high income exempt from regular federal income tax and Pennsylvania income taxes consistent with preservation of capital.

The Pennsylvania Fund uses the following strategies to pursue its objective:

The Pennsylvania Fund invests at least 80% of its net assets in Pennsylvania municipal securities rated investment grade when purchased. The Fund will ordinarily hold securities with maturities in excess of one year.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Pennsylvania Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Pennsylvania issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. From time to time, Pennsylvania and various of its political subdivisions (including particularly the City of Philadelphia and the City of Scranton) have encountered financial difficulty due to slowdowns in the pace of economic activity and to other factors.

PENNSYLVANIA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                10.24
                       90                 5.35
                       91                11.29
                       92                 9.32
                       93                12.91
                       94                -7.03
                       95                18.01
                       96                 3.44
                       97                 8.70
                       98                 6.14

Best calendar quarter return: 7.59% - quarter ended 3/31/95

Worst calendar quarter return: -6.40% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.65%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              1.10%       4.53%       7.12%         --
Class D                              4.32         n/a         n/a        4.49%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price).... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .22%    1.00%    1.00%
Other Expenses ...........................  .47%     .47%     .47%
                                           ----     ----     ----
Total Annual Fund Operating Expenses ..... 1.19%    1.97%    1.97%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  591        $  835        $1,098        $1,850
Class C                            398           712         1,152         2,373
Class D                            300           618         1,062         2,296


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  591        $  835        $1,098        $1,850
Class C                            298           712         1,152         2,373
Class D                            200           618         1,062         2,296

SOUTH CAROLINA FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The South Carolina Fund seeks to maximize income exempt from regular federal income taxes and from South Carolina personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The South Carolina Fund uses the following strategies to pursue its objective:

The South Carolina Fund invests at least 80% of its net assets in South Carolina municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The South Carolina Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of South Carolina issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. While South Carolina has not defaulted on its bonded debt since 1879, the State did experience certain budgeting difficulties over several recent years through June 30, 1993. Such difficulties have not to date impacted the State's ability to pay its indebtedness but did result in S&P lowering its rating on South Carolina general obligation bonds in 1993. The rating was restored to AAA in 1996.

SOUTH CAROLINA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                10.61
                       90                 6.01
                       91                11.52
                       92                 8.39
                       93                11.71
                       94                -6.70
                       95                17.65
                       96                 3.93
                       97                 8.72
                       98                 5.73

Best calendar quarter return: 7.23% - quarter ended 3/31/95

Worst calendar quarter return: -6.18% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.51%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.70%       4.54%       7.06%         --
Class D                              3.78         n/a         n/a        4.46%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .21%     .21%     .21%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .80%    1.71%    1.71%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  553        $  718        $  898        $1,418
Class C                            372           633         1,019         2,099
Class D                            274           539           928         2,019


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  553        $  718        $  898        $1,418
Class C                            272           633         1,019         2,099
Class D                            174           539           928         2,019

MANAGEMENT OF THE FUNDS

A Board of Directors or Board of Trustees (as applicable) provides broad supervision over the affairs of each Fund.


J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of each Fund. Seligman manages the investment of each Fund's assets, including making purchases and sales of portfolio securities consistent with each Fund's investment objective and strategies, and administers each Fund's business and other affairs.

Established in 1864, Seligman currently serves as manager to 18 US registered investment companies, which offer more than 50 investment portfolios with approximately $21.5 billion in assets as of April 30, 1999. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at April 30, 1999, of approximately $10.2 billion.


Each Fund pays Seligman a fee for its management services. The fee for each Fund is equal to an annual rate of .50% of the Fund's average daily net assets.

--------------------------------------------------------------------------------
Affiliates of Seligman:


Seligman Advisors, Inc.:


Each Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated financial advisor.

Seligman Data Corp. (SDC):

Each Fund's shareholder service agent; provides shareholder account services to the Fund at cost.
--------------------------------------------------------------------------------

Portfolio Management

The Funds are managed by the Seligman Municipals Team, headed by Mr. Thomas G. Moles. Mr. Moles, a Managing Director of Seligman, has been Vice President and Portfolio Manager of each Fund since its inception. Mr. Moles is also President and Portfolio Manager of Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc., two closed-end investment companies.

YEAR 2000

As the millennium approaches, mutual funds, financial and business organizations, and individuals could be adversely affected if their computer systems do not properly process and calculate date-related information and data on and after January 1, 2000. Like other mutual funds, the Funds rely upon service providers and their computer systems for its day-to-day operations. Many of the Funds' service providers in turn depend upon computer systems of their vendors. Seligman and SDC, have established a year 2000 project team. The team's purpose is to assess the state of readiness of Seligman and SDC and the Funds' other service providers and vendors. The team is comprised of several information technology and business professionals, as well as outside consultants. The Project Manager of the team reports directly to the Administrative Committee of Seligman. The Project Manager and other members of the team also report to each Fund's Board and its Audit Committee.

The team has identified the service providers and vendors who furnish critical services or software systems to the Funds, including securities firms that execute portfolio transactions for the Funds and firms responsible for shareholder account recordkeeping. The team is working with these critical service providers and vendors to evaluate the impact year 2000 issues may have on their ability to provide uninterrupted services to the Funds. The team will assess the feasibility of their year 2000 plans. The team has made progress on its year 2000 contingency plans -- recovery efforts the team will employ in the event that year 2000 issues adversely affect the Funds. The team anticipates finalizing these plans in the near future.

The Funds anticipate the team will have implemented all significant components of the team's year 2000 plans by mid-1999, including appropriate testing of critical systems and receipt of satisfactory assurances from critical service providers and vendors regarding their year 2000 compliance. The Funds believe that the critical systems on which they rely will function properly on and after the year 2000, but this is not guaranteed. If these systems do not function properly, or the Funds' critical service providers are not successful in implementing their year 2000 plans, the Funds' operations may be adversely affected, including pricing, securities trading and settlement, and the provision of shareholder services.


In addition, the Funds hold securities issued by governmental or quasi-governmental issuers, which, like other organizations, may be susceptible to year 2000 concerns. Year 2000 issues may affect an issuer's operations, creditworthiness, and ability to make timely payment on any indebtedness and could have an adverse impact on the value of its securities. If a Fund holds these securities, its performance could be negatively affected. Seligman seeks to identify an issuer's state of year 2000 readiness as part of the research it employs. However, the perception of an issuer's year 2000 preparedness is only one of the many factors considered in determining whether to buy, sell, or continue to hold a security. Information provided by issuers concerning their state of readiness may or may not be accurate or readily available. Further, the Funds may be adversely affected if the domestic or foreign exchanges, markets, depositories, clearing agencies, or governments or third parties responsible for infrastructure needs do not address their year 2000 issues in a satisfactory manner.


SDC has informed the Funds that it does not expect the cost of its services to increase materially as a result of the modifications to its computer systems necessary to prepare for the year 2000. The Funds will not pay to remediate the systems of Seligman or bear directly the costs to remediate the systems of any other service providers or vendors, other than SDC.

Shareholder Information

DECIDING WHICH CLASS OF SHARES TO BUY


Each Fund's Classes represent an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other classes. When deciding which Class of shares to buy, you should consider, among other things:


o     The amount you plan to invest.

o How long you intend to remain invested in the Fund, or another Seligman mutual fund.

o If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC and pay higher ongoing 12b-1 fees.

o Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

      Your financial advisor will be able to help you decide which Class of shares best meets your needs.

--------------------------------------------------------------------------------
Class A

      o     Initial sales charge on Fund purchases, as set forth below:

                                                                     Sales Charge             Regular Dealer
                                            Sales Charge                as a %                  Discount
                                               as a %                   of Net                  as a % of
      Amount of your Investment         of Offering Price(1)        Amount Invested          Offering Price
      --------------------------          ----------------         ----------------          --------------
      Less than $ 50,000                         4.75%                    4.99%                    4.25%
      $50,000 - $ 99,999                         4.00                     4.17                     3.50
      $100,000 - $249,999                        3.50                     3.63                     3.00
      $250,000 - $499,999                        2.50                     2.56                     2.25
      $500,000 - $999,999                        2.00                     2.04                     1.75
      $1,000,000 and over(2)                     0.00                     0.00                     0.00

            (1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

            (2) You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

      o     Annual 12b-1 fee (for shareholder services) of up to 0.25%.


      o No sales charge on reinvested dividends or capital gain distributions.

      o Certain employer-sponsored defined contribution-type plans can purchase shares with no initial sales charge.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Class C

      o     Initial sales charge on Fund purchases, as set forth below:

                                                                                              Regular Dealer
                                            Sales Charge             Sales Charge               Discount
                                               as a %               as a % of Net               as a % of
      Amount of your Investment         of Offering Price(1)        Amount Invested          Offering Price
      --------------------------          -----------------        -----------------         --------------
      Less than $100,000                         1.00%                    1.01%                    1.00%
      $100,000 - $249,999                        0.50                     0.50                     0.50
      $250,000 - $1,000,000(2)                   0.00                     0.00                     0.00

            (1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

            (2) Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares.

      o     A 1% CDSC on shares sold within eighteen months of purchase.

      o Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

      o No automatic conversion to Class Ashares, so you will be subject to higher ongoing 12b-1 fees indefinitely.


      o     No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Class D*

      o     No initial sales charge on purchases.

      o     A 1% CDSC on shares sold within one year of purchase.


      o Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.


      o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.


      *Class D shares are not available to all investors. Beginning June 1, 1999, you may purchase Class D shares only if (1) you already own Class D shares of the Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.
--------------------------------------------------------------------------------


Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.


The Board of Directors or Trustees, as applicable, believes that no conflict of interest currently exists between a Fund's Class A, Class C and Class D shares. On an ongoing basis, the Directors or Trustees, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.


How CDSCs Are Calculated


To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (oldest to youngest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.


You will not pay a CDSC when you exchange shares of any Fund to buy shares of the same class of any other Seligman mutual fund. For the purpose of calculating the CDSC when you sell shares that you acquired by exchanging shares of a Fund, it will be assumed that you held the shares since the date you purchased the shares of that Fund.

PRICING OF FUND SHARES


When you buy or sell shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be included in the purchase price for Class A shares. Purchase or sale orders received by an authorized dealer or financial advisor by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) and accepted by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading on the NYSE on that day. Your broker/dealer or financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business.

If your buy or sell order is received by your broker/dealer or financial advisor after the close of regular trading on the NYSE, or is accepted by Seligman Advisors after the close of business, the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC.

--------------------------------------------------------------------------------
NAV:

Computed separately for each Class of a Fund by dividing that Class's share of the value of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.
--------------------------------------------------------------------------------


The NAV of a Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because of their higher 12b-1 fees, the NAV of Class C shares and Class D shares will generally be lower than the NAV of Class A shares of a Fund.


Securities owned by a Fund are valued at current market prices. If reliable market prices are unavailable,securities are valued in accordance with procedures approved by the Board of Directors or Trustees, as applicable.

OPENING YOUR ACCOUNT


The Funds' shares are sold through authorized broker/dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask your financial advisor if any of these programs apply to you. Class D shares are not available to all investors. For more information, see "Deciding Which Class of Shares to Buy-Class D."


To make your initial investment in a Fund, contact your financial advisor or complete an account application and send it with your check directly to SDC at the address provided on the account application. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:

      o     Regular (non-retirement) accounts: $1,000

      o     For accounts opened concurrently with Invest-A-Check(R):

            $100 to open if you will be making monthly investments

            $250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.


You will be sent a statement confirming your purchase, and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Seligman funds you own under the same account number. Duplicate account statements will be sent to you free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account request. Send your request and a check for the fee to SDC.


IF YOU WANT TO BE ABLE TO BUY, SELL, OR EXCHANGE SHARES BY TELEPHONE, YOU SHOULD COMPLETE AN APPLICATION WHEN YOU OPEN YOUR ACCOUNT. THIS WILL PREVENT YOU FROM HAVING TO COMPLETE A SUPPLEMENTAL ELECTION FORM (WHICH MAY REQUIRE A SIGNATURE GUARANTEE) AT A LATER DATE.

HOW TO BUY ADDITIONAL SHARES


After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Subsequent purchases must be for $100 or more.


Shares may be purchased through your authorized broker/ dealer or financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Your investment will be made in the Class you already own.

Send investment checks to:


           Seligman Data Corp.
           P.O. Box 9766
           Providence, RI 02940-9766


Your check must be in US dollars and be drawn on a US bank. You may not use third party or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-a-Check(R). You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (ACH) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.


Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that fund to buy shares of the same class of any Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares, or Class C shares, you may pay an initial sales charge to buy shares.


Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit (CD) in shares of the Fund. If you wish to use this service, contact SDC or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.


Dividends From Other Investments. You may have your dividends from other companies paid to the Fund. (Dividend checks must include your name, account number, Fund name and Class of shares.)


Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS or any other institution that provides direct deposit. Call SDC for more information.

Seligman Time Horizon MatrixSM. (Requires an initial total investment of $10,000.) This is a needs-based investment process, designed to help you and your financial advisor plan to seek your long-term financial goals. It considers your financial needs, and helps frame a personalized asset allocation strategy around the cost of your future commitments and the time you have to meet them. Contact your financial advisor for more information.

Seligman Harvester. If you are a retiree or nearing retirement, this program is designed to help you establish an investment strategy that seeks to meet your income needs throughout your retirement. The strategy is customized to your personal financial situation by allocating your assets to seek to address your income requirements, and prioritizing your expenses and establishing a prudent withdrawal schedule.


HOW TO EXCHANGE SHARES AMONG THE SELIGMAN MUTUAL FUNDS

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Exchanges will be made at each fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares or Class C shares of Seligman Cash Management Fund to buy shares of the same class of a Fund or another Seligman mutual fund.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.


If you exchange into a new fund, you must exchange enough to meet the new fund's required minimum initial investment.


Before making an exchange, contact your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all classes of shares.

HOW TO SELL SHARES

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, 3-4 business days after your shares are sold).


You may sell shares to the Fund through a broker/dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however, the dealer or financial advisor may charge a service fee. Contact your financial advisor for more information.


You may always send a written request to sell shares of any Fund. It may take longer to get your money if you send your request by mail.


As an additional measure to protect you and the Fund, SDCmay confirm written redemption requests that are (1) for $25,000 or more, or (2) directed to be paid to an alternate payee or sent to an address other than the address of record, with you or your financial advisor by telephone before sending your money. This will not effect the date on which your redemption request is actually processed.


You will need to guarantee your signature(s) if the proceeds are:

      (1)   $50,000 or more;

      (2)   to be paid to someone other than all account owners, or

      (3)   mailed to other than your address of record.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEE:

PROTECTS YOU AND THE FUNDS FROM FRAUD. IT GUARANTEES THAT A SIGNATURE IS GENUINE. A GUARANTEE MUST BE OBTAINED FROM AN ELIGIBLE FINANCIAL INSTITUTION. NOTARIZATION BY A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTEE.
--------------------------------------------------------------------------------


You may need to provide additional documents to sell shares if you are:

      o     a corporation;

      o     an executor or administrator;

      o     a trustee or custodian; or

      o     in a retirement plan.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

Contact your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.


You may also use the following account services to sell shares:


Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account in 3-4 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class C shares and Class D shares and reinvest your dividends and capital gain distri butions, you may annually withdraw 10%, respectively, of the value of your Fund account (at the time of election) without a CDSC.

Check Redemption Service. If you have at least $25,000 in a Fund, you ask SDCto provide checks which may be drawn against your account in amounts of $500 or more. You may elect this service on your initial application or contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, or if you own Class B shares, check redemptions may be subject to a CDSC. If you own Class D or Class C shares, you may use this service only with respect to shares that you have held for at least one year or eighteen months, respectively.

IMPORTANT POLICIES THAT MAY AFFECT YOUR ACCOUNT

To protect you and other shareholders, each Fund reserves the right to:

      o     Refuse an exchange request if:


            1. you have exchanged twice from the same fund in any three-month period;

            2. the amount you wish to exchange equals the lesser of $1,000,000 or 1% of a Fund's net assets; or


            3. you or your financial advisor have been advised that previous patterns of purchases and sales or exchanges have been considered excessive.


      o     Refuse any request to buy Fund shares;

      o     Reject any request received by telephone;

      o     Suspend or terminate telephone services;

      o     Reject a signature guarantee that SDC believes may be fraudulent;

      o     Close your fund account if its value falls below $500;


      o Close your account if it does not have a certified taxpayer identification number.

Telephone Services


You and your broker/dealer or financial representative or advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

      o Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record);

      o     Exchange shares between funds;

      o     Change dividend and/or capital gain distribution options;

      o     Change your address;


      o     Establish systematic withdrawals to address of record.


If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form (which may require a signature guarantee).


Restrictions apply to certain types of accounts:

      o Trust accounts on which the current trustee is not listed may not sell Fund shares by phone.

      o     Corporations may not sell Fund shares by phone.

      o IRAs may only exchange Fund shares or request address changes by phone.

      o Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supple mental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within thirty days following an address change.

Your request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. Your broker/dealer or financial advisor representative or financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of shares. In this case, you may need to write, and it may take longer for your request to be processed. A Fund's NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine.

Reinstatement Privilege

If you sell Fund shares, you may, within 120 calendar days, use part or all of the proceeds to buy shares of the same Fund or any other Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege is available only once each calendar year. Contact your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


Each Fund generally declares any dividends from net investment income daily and pays dividends on the 17th of each month. If the 17th day of a month falls on a weekend or on a NYSE holiday, the dividend will be distributed on the previous business day. The Funds distribute net capital gains realized on investments annually. It is expected that the Funds' distri butions will be primarily income dividends.

You may elect to:

(1)   reinvest both dividends and capital gain distributions;

(2)   receive dividends in cash and reinvest capital gain distributions; or

(3)   receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise.

If you want to change your election, you may write SDC at the address listed on the back cover of this prospectus, or, if you have telephone services, you or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

--------------------------------------------------------------------------------
Dividend:

A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:

A payment to mutual fund shareholders which represents profits realized on the sale of securities in a Fund's portfolio.

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates its NAV.
--------------------------------------------------------------------------------

Cash dividends or capital gain distributions will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your pre designated bank account within 3-4 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional shares on the payable date using the NAV of the payable date.


Dividends on Class C shares and Class D shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions, if any, will be paid in the same amount for each Class.


TAXES

The Funds intend to pay dividends that are exempt from regular income tax. A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local tax. If you wish more specific information on the possible tax consequences of investing in a particular Fund, you should read that Fund's Statement of Additional Information.


Dividends paid by the Funds are taxable to you as ordinary income. Any capital gains distributed by a Fund may be taxable, whether you take them in cash or reinvest them to buy additional Fund shares. Capital gains may be taxed at different rates depending on the length of time the Fund holds its assets.


When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

FINANCIAL HIGHLIGHTS


The tables below are intended to help you understand the financial performance of each Fund's Classes for the past five and one-half years or, if less than five and one-half years, the period of the Class's operations. Class C is a new Class, effective June 1, 1999, so financial highlights are not available. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges. Deloitte & Touche LLP, independent auditors, have audited this information for each Fund. Their reports, along with the financial statements, are included in each Fund's Annual and Mid-Year Reports, which are available upon request.

NATIONAL FUND
                                                                                   CLASS A
                                       -------------------------------------------------------------------------------------------
                                         Six Months                             Year ended September 30,
                                         ----------    ---------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999               1998            1997            1996            1995         1994
                                       -----------        -----------     -----------     -----------     -----------  -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.32        $      8.01     $      7.70     $      7.58     $      7.18  $      8.72
                                       -----------        -----------     -----------     -----------     -----------  -----------
Income from investment operations:
  Net investment income ............          0.19               0.39            0.39            0.40            0.40         0.41
  Net gains or losses on securities
    (both realized and unrealized) .         (0.15)              0.31            0.31            0.12            0.40        (1.04)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total from investment operations ...          0.04               0.70            0.70            0.52            0.80        (0.63)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.19)             (0.39)          (0.39)          (0.40)          (0.40)       (0.41)
  Distributions (from capital gains)..          --                 --              --              --              --        (0.50)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total distributions ................         (0.19)             (0.39)          (0.39)          (0.40)          (0.40)       (0.91)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Net asset value, end of period .....   $      8.17        $      8.32     $      8.01     $      7.70     $      7.58  $      7.18
                                       ===========        ===========     ===========     ===========     ===========  ===========
Total Return: ......................          0.51%              9.00%           9.40%           6.97%          11.48%       (7.83)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $   100,557        $   101,909     $    97,481     $    98,767     $   104,184  $   111,374
Ratio of expenses to average
  net assets .......................          0.83%(3)           0.80%           0.84%           0.80%           0.86%        0.85%
Ratio of net income to
  average net assets ...............          4.71%(3)           4.82%           5.05%           5.19%           5.46%        5.30%
Portfolio turnover rate ............          2.76%             18.00%          20.63%          33.99%          24.91%       24.86%

NATIONAL FUND
                                                                                      CLASS D
                                        ---------------------------------------------------------------------------------------
                                         Six Months                            Year ended September 30,
                                         ----------  --------------------------------------------------------------------------
                                           ended
                                           -----
                                         March 31,
                                         ---------                                                                    2/1/94(1)
                                            1999             1998          1997           1996            1995      to  9/30/94
                                        -----------      -----------   -----------    -----------     -----------   -----------
Per Share Data:*
Net asset value, beginning
  of period ........................    $      8.31      $      8.02   $      7.70    $      7.57     $      7.18   $      8.20
                                        -----------      -----------   -----------    -----------     -----------   -----------
Income from investment operations:
  Net investment income ............           0.16             0.32          0.32           0.33            0.32          0.22
  Net gains or losses on securities
    (both realized and unrealized) .          (0.15)            0.29          0.32           0.13            0.39         (1.02)
                                        -----------      -----------   -----------    -----------     -----------   -----------
Total from investment operations ...           0.01             0.61          0.64           0.46            0.71         (0.80)
                                        -----------      -----------   -----------    -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............          (0.16)           (0.32)        (0.32)         (0.33)          (0.32)        (0.22)
  Distributions (from capital gains)..           --               --            --             --              --            --
                                        -----------      -----------   -----------    -----------     -----------   -----------
Total distributions ................          (0.16)           (0.32)        (0.32)         (0.33)          (0.32)        (0.22)
                                        -----------      -----------   -----------    -----------     -----------   -----------
Net asset value, end of period .....    $      8.16      $      8.31   $      8.02    $      7.70     $      7.57   $      7.18
                                        ===========      ===========   ===========    ===========     ===========   ===========
Total Return: ......................           0.08%            7.76%         8.56%          6.13%          10.17%        (9.96)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................    $     7,968      $     7,392   $     2,279    $     4,826     $     1,215   $       446
Ratio of expenses to average
  net assets .......................           1.73%(3)         1.71%         1.75%          1.67%           1.95%         1.76%(3)
Ratio of net income to
  average net assets ...............           3.81%(3)         3.91%         4.15%          4.27%           4.40%         4.37%(3)
Portfolio turnover rate ............           2.76%           18.00%        20.63%         33.99%          24.91%        24.86%(4)

----------
See footnotes on page 60.

CALIFORNIA HIGH-YIELD FUND
                                                                                   CLASS A
                                         -----------------------------------------------------------------------------------------
                                         Six Months                           Year ended September 30,
                                         ----------   ----------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999             1998            1997            1996            1995           1994
                                       -----------      -----------     -----------     -----------     -----------    -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      6.80      $      6.61     $      6.50     $      6.47     $      6.30    $      6.73
                                       -----------      -----------     -----------     -----------     -----------    -----------
Income from investment operations:
  Net investment income ............          0.16             0.32            0.34            0.36            0.37           0.37
  Net gains or losses on securities
    (both realized and unrealized) .         (0.10)            0.22            0.20            0.05            0.17          (0.34)
                                       -----------      -----------     -----------     -----------     -----------    -----------
Total from investment operations ...          0.06             0.54            0.54            0.41            0.54           0.03
                                       -----------      -----------     -----------     -----------     -----------    -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.16)           (0.32)          (0.34)          (0.36)          (0.37)         (0.37)
  Distributions (from capital gains)..       (0.02)           (0.03)          (0.09)          (0.02)             --          (0.09)
                                       -----------      -----------     -----------     -----------     -----------    -----------
Total distributions ................         (0.18)           (0.35)          (0.43)          (0.38)          (0.37)         (0.46)
                                       -----------      -----------     -----------     -----------     -----------    -----------
Net asset value, end of period .....   $      6.68      $      6.80     $      6.61     $      6.50     $      6.47    $      6.30
                                       ===========      ===========     ===========     ===========     ===========    ===========
Total Return: ......................          0.89%            8.45%           8.74%           6.49%           8.85%          0.41%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    58,337      $    58,374     $    52,883     $    50,264     $    51,504    $    48,007
Ratio of expenses to average
  net assets .......................          0.86%(3)         0.82%           0.87%           0.84%           0.90%          0.85%
Ratio of net income to
  average net assets ...............          4.64%(3)         4.81%           5.26%           5.49%           5.84%          5.74%
Portfolio turnover rate ............          1.86%           10.75%          22.42%          34.75%          17.64%          8.36%

CALIFORNIA QUALITY FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      7.21      $      6.99     $      6.75     $      6.65     $      6.39    $      7.28
                                       -----------      -----------     -----------     -----------     -----------    -----------
Income from investment operations:
  Net investment income ............          0.16             0.33            0.34            0.35            0.34           0.35
  Net gains or losses on securities
    (both realized and unrealized) .         (0.10)            0.25            0.24            0.11            0.32          (0.73)
                                       -----------      -----------     -----------     -----------     -----------    -----------
Total from investment operations ...          0.06             0.58            0.58            0.46            0.66          (0.38)
                                       -----------      -----------     -----------     -----------     -----------    -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.16)           (0.33)          (0.34)          (0.35)          (0.34)         (0.35)
  Distributions (from capital gains)..       (0.23)           (0.03)             --           (0.01)          (0.06)         (0.16)
                                       -----------      -----------     -----------     -----------     -----------    -----------
Total distributions ................         (0.39)           (0.36)          (0.34)          (0.36)          (0.40)         (0.51)
                                       -----------      -----------     -----------     -----------     -----------    -----------
Net asset value, end of period .....   $      6.88      $      7.21     $      6.99     $      6.75     $      6.65    $      6.39
                                       ===========      ===========     ===========     ===========     ===========    ===========
Total Return: ......................          0.81%            8.67%           8.87%           7.00%          10.85%         (5.46)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    83,857      $    87,522     $    86,992     $    95,560     $    94,947    $    99,020
Ratio of expenses to average
  net assets .......................          0.81%(3)         0.77%           0.82%           0.79%           0.89%          0.81%
Ratio of net income to
  average net assets ...............          4.49%(3)         4.75%           4.99%           5.11%           5.34%          5.20%
Portfolio turnover rate ............         13.30%           30.82%          12.16%          12.84%          11.24%         22.16%

CALIFORNIA HIGH-YIELD FUND
                                                                                     CLASS D
                                        ---------------------------------------------------------------------------------------
                                        Six Months                            Year ended September 30,
                                        ----------  ---------------------------------------------------------------------------
                                          ended
                                          -----
                                        March 31,
                                        ---------                                                                     2/1/94(1)
                                           1999             1998          1997            1996            1995      to  9/30/94
                                       -----------      -----------   -----------     -----------     -----------   -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      6.80      $      6.61   $      6.51     $      6.48     $      6.31   $      6.67
                                       -----------      -----------   -----------     -----------     -----------   -----------
Income from investment operations:
  Net investment income ............          0.13             0.26          0.28            0.30            0.31          0.21
  Net gains or losses on securities
    (both realized and unrealized) .         (0.09)            0.22          0.19            0.05            0.17         (0.36)
                                       -----------      -----------   -----------     -----------     -----------   -----------
Total from investment operations ...          0.04             0.48          0.47            0.35            0.48         (0.15)
                                       -----------      -----------   -----------     -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.13)           (0.26)        (0.28)          (0.30)          (0.31)        (0.21)
  Distributions (from capital gains)..       (0.02)           (0.03)        (0.09)          (0.02)             --            --
                                       -----------      -----------   -----------     -----------     -----------   -----------
Total distributions ................         (0.15)           (0.29)        (0.37)          (0.32)          (0.31)        (0.21)
                                       -----------      -----------   -----------     -----------     -----------   -----------
Net asset value, end of period .....   $      6.69      $      6.80   $      6.61     $      6.51     $      6.48   $      6.31
                                       ===========      ===========   ===========     ===========     ===========   ===========
Total Return: ......................          0.59%            7.47%         7.60%           5.53%           7.78%        (2.47)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $     8,286      $     6,393   $     3,320     $     1,919     $     1,277   $       650
Ratio of expenses to average
  net assets .......................          1.76%(3)         1.73%         1.77%           1.74%           1.91%         1.74%(3)
Ratio of net income to
  average net assets ...............          3.74%(3)         3.90%         4.36%           4.59%           4.84%         4.73%(3)
Portfolio turnover rate ............          1.86%           10.75%        22.42%          34.75%          17.64%         8.36%(4)

CALIFORNIA QUALITY FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      7.19      $      6.97   $      6.74     $      6.63     $      6.38   $      7.13
                                       -----------      -----------   -----------     -----------     -----------   -----------
Income from investment operations:
  Net investment income ............          0.12             0.27          0.28            0.28            0.28          0.19
  Net gains or losses on securities
    (both realized and unrealized) .         (0.10)            0.25          0.23            0.12            0.31         (0.75)
                                       -----------      -----------   -----------     -----------     -----------   -----------
Total from investment operations ...          0.02             0.52          0.51            0.40            0.59         (0.56)
                                       -----------      -----------   -----------     -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.12)           (0.27)        (0.28)          (0.28)          (0.28)        (0.19)
  Distributions (from capital gains)..       (0.23)           (0.03)           --           (0.01)          (0.06)           --
                                       -----------      -----------   -----------     -----------     -----------   -----------
Total distributions ................         (0.35)           (0.30)        (0.28)          (0.29)          (0.34)        (0.19)
                                       -----------      -----------   -----------     -----------     -----------   -----------
Net asset value, end of period .....   $      6.86      $      7.19   $      6.97     $      6.74     $      6.63   $      6.38
                                       ===========      ===========   ===========     ===========     ===========   ===========
Total Return: ......................          0.36%            7.71%         7.75%           6.20%           9.61%        (8.01)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $     5,604      $     2,302   $     1,677     $     1,645     $       863   $       812
Ratio of expenses to average
  net assets .......................          1.71%(3)         1.68%         1.72%           1.69%           1.88%         1.77%(3)
Ratio of net income to
  average net assets ...............          3.59%(3)         3.84%         4.09%           4.21%           4.36%         4.39%(3)
Portfolio turnover rate ............         13.30%           30.82%        12.16%          12.84%          11.24%        22.16%(4)

----------
See footnotes on page 60.

COLORADO FUND
                                                                                   CLASS A
                                         -----------------------------------------------------------------------------------------
                                         Six Months                             Year ended September 30,
                                         ----------    ---------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999               1998            1997            1996            1995         1994
                                       -----------        -----------     -----------     -----------     -----------  -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      7.64        $      7.42     $      7.27     $      7.30     $      7.09  $      7.76
                                       -----------        -----------     -----------     -----------     -----------  -----------
Income from investment operations:
  Net investment income ............          0.17               0.36            0.37            0.37            0.38         0.37
  Net gains or losses on securities
    (both realized and unrealized) .         (0.12)              0.22            0.15           (0.03)           0.21        (0.59)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total from investment operations ...          0.05               0.58            0.52            0.34            0.59        (0.22)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.17)             (0.36)          (0.37)          (0.37)          (0.38)       (0.37)
  Distributions (from capital gains)..          --                 --              --              --              --        (0.08)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total distributions ................         (0.17)             (0.36)          (0.37)          (0.37)          (0.38)       (0.45)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Net asset value, end of period .....   $      7.52        $      7.64     $      7.42     $      7.27     $      7.30  $      7.09
                                       ===========        ===========     ===========     ===========     ===========  ===========
Total Return: ......................          0.65%              8.03%           7.30%           4.76%           8.56%       (2.92)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    46,896        $    45,583     $    49,780     $    52,295     $    54,858  $    58,197
Ratio of expenses to average
  net assets .......................          0.90%(3)           0.90%           0.90%           0.85%           0.93%        0.86%
Ratio of net income to
  average net assets ...............          4.52%(3)           4.80%           5.01%           5.07%           5.31%        5.06%
Portfolio turnover rate ............          2.55%             28.66%           3.99%          12.39%          14.70%       10.07%

FLORIDA FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.07        $      7.80     $      7.67     $      7.71     $      7.34  $      8.20
                                       -----------        -----------     -----------     -----------     -----------  -----------
Income from investment operations:
  Net investment income** ..........          0.17               0.35            0.36            0.38            0.40         0.42
  Net gains or losses on securities
    (both realized and unrealized) .         (0.11)              0.34            0.23            0.04            0.37        (0.74)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total from investment operations ...          0.06               0.69            0.59            0.42            0.77        (0.32)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.17)             (0.35)          (0.36)          (0.38)          (0.40)       (0.42)
  Distributions (from capital gains)..       (0.05)             (0.07)          (0.10)          (0.08)             --        (0.12)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total distributions ................         (0.22)             (0.42)          (0.46)          (0.46)          (0.40)       (0.54)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Net asset value, end of period .....   $      7.91        $      8.07     $      7.80     $      7.67     $      7.71  $      7.34
                                       ===========        ===========     ===========     ===========     ===========  ===========
Total Return: ......................          0.75%              9.16%           8.01%           5.54%          10.87%       (3.99)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    43,231        $    42,464     $    42,024     $    45,200     $    49,030  $    49,897
Ratio of expenses to average
  net assets** .....................          1.02%(3)           1.00%           1.04%           0.97%           0.72%        0.42%
Ratio of net income to
  average net assets** .............          4.27%(3)           4.45%           4.70%           4.90%           5.38%        5.49%
Portfolio turnover rate ............          2.93%              6.73%          33.68%          18.53%          11.82%        6.17%

COLORADO FUND
                                                                                      CLASS D
                                         --------------------------------------------------------------------------------------
                                         Six Months                             Year ended September 30,
                                         ----------  --------------------------------------------------------------------------
                                           ended
                                           -----
                                         March 31,
                                         ---------                                                                     2/1/94(1)
                                            1999            1998            1997           1996            1995      to  9/30/94
                                        -----------     -----------     -----------    -----------     -----------   ----------
Per Share Data:*
Net asset value, beginning
  of period ........................    $      7.63     $      7.42     $      7.27    $      7.29     $      7.09   $     7.72
                                        -----------     -----------     -----------    -----------     -----------   ----------
Income from investment operations:
  Net investment income ............           0.14            0.29            0.30           0.31            0.30         0.20
  Net gains or losses on securities
    (both realized and unrealized) .          (0.11)           0.21            0.15          (0.02)           0.20        (0.63)
                                        -----------     -----------     -----------    -----------     -----------   ----------
Total from investment operations ...           0.03            0.50            0.45           0.29            0.50        (0.43)
                                        -----------     -----------     -----------    -----------     -----------   ----------
Less distributions:
  Dividends (from net
    investment income) .............          (0.14)          (0.29)          (0.30)         (0.31)          (0.30)       (0.20)
  Distributions (from capital gains)..           --              --              --             --              --           --
                                        -----------     -----------     -----------    -----------     -----------   ----------
Total distributions ................          (0.14)          (0.29)          (0.30)         (0.31)          (0.30)       (0.20)
                                        -----------     -----------     -----------    -----------     -----------   ----------
Net asset value, end of period .....    $      7.52     $      7.63     $      7.42    $      7.27     $      7.29   $     7.09
                                        ===========     ===========     ===========    ===========     ===========   ==========
Total Return: ......................           0.33%           6.90%           6.34%          3.95%           7.26%       (5.73)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................    $       884     $       344     $       238    $       255     $       193   $       96
Ratio of expenses to average
  net assets .......................           1.80%(3)        1.80%           1.81%          1.75%           2.02%        1.78%(3)
Ratio of net income to
  average net assets ...............           3.62%(3)        3.90%           4.10%          4.17%           4.23%        4.05%(3)
Portfolio turnover rate ............           2.55%          28.66%           3.99%         12.39%          14.70%       10.07%(4)

FLORIDA FUND
Per Share Data:*
Net asset value, beginning
  of period ........................    $      8.08     $      7.81     $      7.68    $      7.72     $      7.34   $     8.10
                                        -----------     -----------     -----------    -----------     -----------   ----------
Income from investment operations:
  Net investment income** ..........           0.14            0.29            0.30           0.32            0.34         0.24
  Net gains or losses on securities
    (both realized and unrealized) .          (0.10)           0.34            0.23           0.04            0.38        (0.76)
                                        -----------     -----------     -----------    -----------     -----------   ----------
Total from investment operations ...           0.04            0.63            0.53           0.36            0.72        (0.52)
                                        -----------     -----------     -----------    -----------     -----------   ----------
Less distributions:
  Dividends (from net
    investment income) .............          (0.14)          (0.29)          (0.30)         (0.32)          (0.34)       (0.24)
  Distributions (from capital gains)..        (0.05)          (0.07)          (0.10)         (0.08)             --           --
                                        -----------     -----------     -----------    -----------     -----------   ----------
Total distributions ................          (0.19)          (0.36)          (0.40)         (0.40)          (0.34)       (0.24)
                                        -----------     -----------     -----------    -----------     -----------   ----------
Net asset value, end of period .....    $      7.93     $      8.08     $      7.81    $      7.68     $      7.72   $     7.34
                                        ===========     ===========     ===========    ===========     ===========   ==========
Total Return: ......................           0.50%           8.32%           7.18%          4.74%          10.07%       (6.64)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................    $     2,244     $     1,940     $     1,678    $     1,277     $       603   $      244
Ratio of expenses to average
  net assets** .....................           1.77%(3)        1.77%           1.81%          1.73%           1.66%        1.29%(3)
Ratio of net income to
  average net assets** .............           3.52%(3)        3.68%           3.93%          4.14%           4.53%        4.61%(3)
Portfolio turnover rate ............           2.93%           6.73%          33.68%         18.53%          11.82%        6.17%(4)

----------
See footnotes on page 60.

GEORGIA FUND
                                                                                   CLASS A
                                         -----------------------------------------------------------------------------------------
                                         Six Months                          Year ended September 30,
                                         ----------    ---------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999            1998            1997            1996            1995            1994
                                       -----------     -----------     -----------     -----------     -----------     -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.38     $      8.12     $      7.87     $      7.81     $      7.48     $      8.43
                                       -----------     -----------     -----------     -----------     -----------     -----------
Income from investment operations:
  Net investment income** ..........          0.18            0.38            0.38            0.39            0.39            0.41
  Net gains or losses on securities
    (both realized and unrealized) .         (0.10)           0.29            0.28            0.11            0.43           (0.86)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Total from investment operations ...          0.08            0.67            0.66            0.50            0.82           (0.45)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.18)          (0.38)          (0.38)          (0.39)          (0.39)          (0.41)
  Distributions (from capital gains)..       (0.05)          (0.03)          (0.03)          (0.05)          (0.10)          (0.09)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Total distributions ................         (0.23)          (0.41)          (0.41)          (0.44)          (0.49)          (0.50)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Net asset value, end of period .....   $      8.23     $      8.38     $      8.12     $      7.87     $      7.81     $      7.48
                                       ===========     ===========     ===========     ===========     ===========     ===========
Total Return: ......................          0.94%           8.44%           8.65%           6.56%          11.66%          (5.52)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    47,043     $    48,424     $    50,614     $    50,995     $    57,678     $    61,466
Ratio of expenses to average
  net assets** .....................          0.89%(3)        0.89%           0.89%           0.83%           0.91%           0.73%
Ratio of net income to
  average net assets** .............          4.45%(3)        4.57%           4.82%           4.94%           5.26%           5.21%
Portfolio turnover rate ............            --            2.92%          12.28%          16.24%           3.36%          19.34%

LOUISIANA FUND

Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.51     $      8.28     $      8.16     $      8.14     $      7.94     $      8.79
                                       -----------     -----------     -----------     -----------     -----------     -----------
Income from investment operations:
  Net investment income ............          0.19            0.41            0.41            0.42            0.43            0.44
  Net gains or losses on securities
    (both realized and unrealized) .         (0.12)           0.24            0.23            0.08            0.34           (0.77)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Total from investment operations ...          0.07            0.65            0.64            0.50            0.77           (0.33)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.19)          (0.41)          (0.41)          (0.42)          (0.43)          (0.44)
  Distributions (from capital gains)..       (0.11)          (0.01)          (0.11)          (0.06)          (0.14)          (0.08)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Total distributions ................         (0.30)          (0.42)          (0.52)          (0.48)          (0.57)          (0.52)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Net asset value, end of period .....   $      8.28     $      8.51     $      8.28     $      8.16     $      8.14     $      7.94
                                       ===========     ===========     ===========     ===========     ===========     ===========
Total Return: ......................          0.91%           8.08%           8.17%           6.32%          10.30%          (3.83)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    54,587     $    56,308     $    56,199     $    57,264     $    61,988     $    61,441
Ratio of expenses to average
  net assets .......................          0.87%(3)        0.88%           0.86%           0.82%           0.89%           0.87%
Ratio of net income to
  average net assets ...............          4.67%(3)        4.86%           5.08%           5.15%           5.44%           5.31%
Portfolio turnover rate ............          5.31%          15.72%          16.08%          10.08%           4.82%          17.16%

GEORGIA FUND
                                                                                  CLASS D
                                        ---------------------------------------------------------------------------------------
                                        Six Months                             Year ended September 30,
                                        ----------  ---------------------------------------------------------------------------
                                          ended
                                          -----
                                        March 31,
                                        ---------                                                                     2/1/94(1)
                                           1999            1998            1997            1996            1995     to  9/30/94
                                       -----------     -----------     -----------     -----------     -----------  -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.40     $      8.13     $      7.88     $      7.82     $      7.49  $      8.33
                                       -----------     -----------     -----------     -----------     -----------  -----------
Income from investment operations:
  Net investment income** ..........          0.15            0.30            0.31            0.32            0.32         0.22
  Net gains or losses on securities
    (both realized and unrealized) .         (0.10)           0.30            0.28            0.11            0.43        (0.84)
                                       -----------     -----------     -----------     -----------     -----------  -----------
Total from investment operations ...          0.05            0.60            0.59            0.43            0.75        (0.62)
                                       -----------     -----------     -----------     -----------     -----------  -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.15)          (0.30)          (0.31)          (0.32)          (0.32)       (0.22)
  Distributions (from capital gains)..       (0.05)          (0.03)          (0.03)          (0.05)          (0.10)          --
                                       -----------     -----------     -----------     -----------     -----------  -----------
Total distributions ................         (0.20)          (0.33)          (0.34)          (0.37)          (0.42)       (0.22)
                                       -----------     -----------     -----------     -----------     -----------  -----------
Net asset value, end of period .....   $      8.25     $      8.40     $      8.13     $      7.88     $      7.82  $      7.49
                                       ===========     ===========     ===========     ===========     ===========  ===========
Total Return: ......................          0.50%           7.59%           7.67%           5.60%          10.58%       (7.57)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $     2,678     $     2,809     $     2,640     $     2,327     $     2,079  $       849
Ratio of expenses to average
  net assets** .....................          1.79%(3)        1.80            1.79%           1.73%           1.90%        1.76%(3)
Ratio of net income to
  average net assets** .............          3.55%(3)        3.66            3.92%           4.03%           4.28%        4.28%(3)
Portfolio turnover rate ............            --            2.92%          12.28%          16.24%           3.36%       19.34%(4)

LOUISIANA FUND

Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.50     $      8.27     $      8.16     $      8.14     $      7.94  $      8.73
                                       -----------     -----------     -----------     -----------     -----------  -----------
Income from investment operations:
  Net investment income ............          0.16            0.33            0.34            0.35            0.35         0.24
  Net gains or losses on securities
    (both realized and unrealized) .         (0.11)           0.24            0.22            0.08            0.34        (0.79)
                                       -----------     -----------     -----------     -----------     -----------  -----------
Total from investment operations ...          0.05            0.57            0.56            0.43            0.69        (0.55)
                                       -----------     -----------     -----------     -----------     -----------  -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.16)          (0.33)          (0.34)          (0.35)          (0.35)       (0.24)
  Distributions (from capital gains)..       (0.11)          (0.01)          (0.11)          (0.06)          (0.14)          --
                                       -----------     -----------     -----------     -----------     -----------  -----------
Total distributions ................         (0.27)          (0.34)          (0.45)          (0.41)          (0.49)       (0.24)
                                       -----------     -----------     -----------     -----------     -----------  -----------
Net asset value, end of period .....   $      8.28     $      8.50     $      8.27     $      8.16     $      8.14  $      7.94
                                       ===========     ===========     ===========     ===========     ===========  ===========
Total Return: ......................          0.58%           7.11%           7.07%           5.37%           9.17%       (6.45)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $       762     $       837     $       509     $       389     $       465  $       704
Ratio of expenses to average
  net assets .......................          1.78%(3)        1.78%           1.76%           1.72%           1.91%        1.78%(3)
Ratio of net income to
  average net assets ...............          3.76%(3)        3.96%           4.18%           4.25%           4.41%        4.33%(3)
Portfolio turnover rate ............          5.31%          15.72%          16.08%          10.08%           4.82%       17.16%(4)

----------
See footnotes on page 60.

MARYLAND FUND
                                                                                   CLASS A
                                         -----------------------------------------------------------------------------------------
                                         Six Months                          Year ended September 30,
                                         ----------    ---------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999            1998            1997            1996            1995            1994
                                       -----------     -----------     -----------     -----------     -----------     -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.32     $      8.14     $      7.99     $      7.96     $      7.71     $      8.64
                                       -----------     -----------     -----------     -----------     -----------     -----------
Income from investment operations:
  Net investment income ............          0.19            0.40            0.40            0.40            0.41            0.42
  Net gains or losses on securities
    (both realized and unrealized) .         (0.08)           0.23            0.19            0.06            0.38           (0.76)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Total from investment operations ...          0.11            0.63            0.59            0.46            0.79           (0.34)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.19)          (0.40)          (0.40)          (0.40)          (0.41)          (0.42)
  Distributions (from capital gains)..       (0.03)          (0.05)          (0.04)          (0.03)          (0.13)          (0.17)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Total distributions ................         (0.22)          (0.45)          (0.44)          (0.43)          (0.54)          (0.59)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Net asset value, end of period .....   $      8.21     $      8.32     $      8.14     $      7.99     $      7.96     $      7.71
                                       ===========     ===========     ===========     ===========     ===========     ===========
Total Return: ......................          1.31%           7.89%           7.64%           6.00%          10.90%          (4.08)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    53,490     $    54,891     $    52,549     $    54,041     $    56,290     $    57,263
Ratio of expenses to average
  net assets .......................          0.89%(3)        0.89%           0.90%           0.84%           0.96%           0.92%
Ratio of net income to
  average net assets ...............          4.64%(3)        4.82%           4.99%           5.05%           5.31%           5.17%
Portfolio turnover rate ............          0.06%           7.59%          14.79%           5.56%           3.63%          17.68%

MASSACHUSETTS FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.27     $      7.99     $      7.85     $      7.91     $      7.66     $      8.54
                                       -----------     -----------     -----------     -----------     -----------     -----------
Income from investment operations:
  Net investment income ............          0.18            0.38            0.40            0.41            0.42            0.44
  Net gains or losses on securities
    (both realized and unrealized) .         (0.14)           0.37            0.22            0.05            0.28           (0.67)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Total from investment operations ...          0.04            0.75            0.62            0.46            0.70           (0.23)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.18)          (0.38)          (0.40)          (0.41)          (0.42)          (0.44)
  Distributions (from capital gains)..       (0.05)          (0.09)          (0.08)          (0.11)          (0.03)          (0.21)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Total distributions ................         (0.23)          (0.47)          (0.48)          (0.52)          (0.45)          (0.65)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Net asset value, end of period .....   $      8.08     $      8.27     $      7.99     $      7.85     $      7.91     $      7.66
                                       ===========     ===========     ===========     ===========     ===========     ===========
Total Return: ......................          0.51%           9.80%           8.11%           5.97%           9.58%          (2.94)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $   103,400     $   109,328     $   110,011     $   109,872     $   115,711     $   120,149
Ratio of expenses to average
  net assets .......................          0.83%(3)        0.80%           0.84%           0.80%           0.86%           0.85%
Ratio of net income to
  average net assets ...............          4.47%(3)        4.72%           5.06%           5.24%           5.51%           5.46%
Portfolio turnover rate ............          4.45%          13.41%          29.26%          26.30%          16.68%          12.44%

MARYLAND FUND
                                                                                     CLASS D
                                        ---------------------------------------------------------------------------------------
                                        Six Months                             Year ended September 30,
                                        ----------  ---------------------------------------------------------------------------
                                          ended
                                          -----
                                        March 31,
                                        ---------                                                                      2/1/94(1)
                                           1999             1998           1997            1996            1995      to  9/30/94
                                       -----------      -----------    -----------     -----------     -----------   ----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.33      $      8.15    $      7.99     $      7.97     $      7.72   $     8.46
                                       -----------      -----------    -----------     -----------     -----------   ----------
Income from investment operations:
  Net investment income ............          0.15             0.32           0.33            0.33            0.33         0.23
  Net gains or losses on securities
    (both realized and unrealized) .         (0.08)            0.23           0.20            0.05            0.38        (0.74)
                                       -----------      -----------    -----------     -----------     -----------   ----------
Total from investment operations ...          0.07             0.55           0.53            0.38            0.71        (0.51)
                                       -----------      -----------    -----------     -----------     -----------   ----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.15)           (0.32)         (0.33)          (0.33)          (0.33)       (0.23)
  Distributions (from capital gains).        (0.03)           (0.05)         (0.04)          (0.03)          (0.13)          --
                                       -----------      -----------    -----------     -----------     -----------   ----------
Total distributions ................         (0.18)           (0.37)         (0.37)          (0.36)          (0.46)       (0.23)
                                       -----------      -----------    -----------     -----------     -----------   ----------
Net asset value, end of period .....   $      8.22      $      8.33    $      8.15     $      7.99     $      7.97   $     7.72
                                       ===========      ===========    ===========     ===========     ===========   ==========
Total Return: ......................          0.86%            6.91%          6.80%           4.91%           9.75%       (6.21)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $     3,052      $     3,128    $     2,063     $     2,047     $       630   $      424
Ratio of expenses to average
  net assets .......................          1.79%(3)         1.80%          1.81%           1.72%           2.02%        1.80%(3)
Ratio of net income to
  average net assets ...............          3.74%(3)         3.91%          4.08%           4.14%           4.27%        4.26%(3)
Portfolio turnover rate ............          0.06%            7.59%         14.79%           5.56%           3.63%       17.68%(4)

MASSACHUSETTS FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.26      $      7.99    $      7.84     $      7.90     $      7.66   $     8.33
                                       -----------      -----------    -----------     -----------     -----------   ----------
Income from investment operations:
  Net investment income ............          0.14             0.31           0.33            0.34            0.34         0.24
  Net gains or losses on securities
    (both realized and unrealized) .         (0.13)            0.36           0.23            0.05            0.27        (0.67)
                                       -----------      -----------    -----------     -----------     -----------   ----------
Total from investment operations ...          0.01             0.67           0.56            0.39            0.61        (0.43)
                                       -----------      -----------    -----------     -----------     -----------   ----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.14)           (0.31)         (0.33)          (0.34)          (0.34)       (0.24)
  Distributions (from capital gains).        (0.05)           (0.09)         (0.08)          (0.11)          (0.03)          --
                                       -----------      -----------    -----------     -----------     -----------   ----------
Total distributions ................         (0.19)           (0.40)         (0.41)          (0.45)          (0.37)       (0.24)
                                       -----------      -----------    -----------     -----------     -----------   ----------
Net asset value, end of period .....   $      8.08      $      8.26    $      7.99     $      7.84     $      7.90   $     7.66
                                       ===========      ===========    ===========     ===========     ===========   ==========
Total Return: ......................          0.18%            8.68%          7.29%           5.01%           8.33%       (5.34)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $     2,374      $     1,468    $     1,245     $     1,405     $       809   $    1,099
Ratio of expenses to average
  net assets .......................          1.73%(3)         1.71%          1.74%           1.70%           1.95%        1.78%(3)
Ratio of net income to
  average net assets ...............          3.57%(3)         3.81%          4.16%           4.32%           4.47%        4.52%(3)
Portfolio turnover rate ............          4.45%           13.41%         29.26%          26.30%          16.68%       12.44%(4)

----------
See footnotes on page 60.

MICHIGAN FUND
                                                                                   CLASS A
                                       -------------------------------------------------------------------------------------------
                                         Six Months                             Year ended September 30,
                                         ----------    ---------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999               1998            1997            1996            1995         1994
                                       -----------        -----------     -----------     -----------     -----------  -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.83        $      8.60     $      8.46     $      8.54     $      8.28  $      9.08
                                       -----------        -----------     -----------     -----------     -----------  -----------
Income from investment operations:
  Net investment income ............          0.20               0.41            0.43            0.45            0.46         0.46
  Net gains or losses on securities
    (both realized and unrealized) .         (0.12)              0.30            0.23            0.06            0.30        (0.71)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total from investment operations ...          0.08               0.71            0.66            0.51            0.76        (0.25)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.20)             (0.41)          (0.43)          (0.45)          (0.46)       (0.46)
  Distributions (from capital gains)..       (0.16)             (0.07)          (0.09)          (0.14)          (0.04)       (0.09)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total distributions ................         (0.36)             (0.48)          (0.52)          (0.59)          (0.50)       (0.55)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Net asset value, end of period .....   $      8.55        $      8.83     $      8.60     $      8.46     $      8.54  $      8.28
                                       ===========        ===========     ===========     ===========     ===========  ===========
Total Return: ......................          0.90%              8.63%           8.16%           6.16%           9.56%       (2.90)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $   138,558        $   144,161     $   143,370     $   148,178     $   151,589  $   151,095
Ratio of expenses to average
  net assets .......................          0.81%(3)           0.79%           0.81%           0.78%           0.87%        0.84%
Ratio of net income to
  average net assets ...............          4.65%(3)           4.78%           5.13%           5.29%           5.50%        5.32%
Portfolio turnover rate ............          3.62%             23.60%          10.98%          19.62%          20.48%       10.06%

MINNESOTA FUND

Per Share Data:*
Net asset value, beginning
  of period ........................   $      7.98        $      7.79     $      7.68     $      7.82     $      7.72  $      8.28
                                       -----------        -----------     -----------     -----------     -----------  -----------
Income from investment operations:
  Net investment income ............          0.18               0.38            0.40            0.42            0.45         0.45
  Net gains or losses on securities
    (both realized and unrealized) .         (0.08)              0.20            0.11           (0.12)           0.11        (0.44)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total from investment operations ...          0.10               0.58            0.51            0.30            0.56         0.01
                                       -----------        -----------     -----------     -----------     -----------  -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.18)             (0.38)          (0.40)          (0.42)          (0.45)       (0.45)
  Distributions (from capital gains)..       (0.10)             (0.01)             --           (0.02)          (0.01)       (0.12)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total distributions ................         (0.28)             (0.39)          (0.40)          (0.44)          (0.46)       (0.57)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Net asset value, end of period .....   $      7.80        $      7.98     $      7.79     $      7.68     $      7.82  $      7.72
                                       ===========        ===========     ===========     ===========     ===========  ===========
Total Return: ......................          1.27%              7.68%           6.85%           3.99%           7.61%        0.12%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $   118,743        $   121,374     $   121,674     $   126,173     $   132,716  $   134,990
Ratio of expenses to average
  net assets .......................          0.84%(3)           0.81%           0.85%           0.81%           0.87%        0.85%
Ratio of net income to
  average net assets ...............          4.64%(3)           4.87%           5.21%           5.47%           5.89%        5.70%
Portfolio turnover rate ............          4.65%             21.86%           6.88%          26.89%           5.57%        3.30%

MICHIGAN FUND
                                                                                   CLASS D
                                       -----------------------------------------------------------------------------------------
                                        Six Months                              Year ended September 30,
                                        ----------  ----------------------------------------------------------------------------
                                          ended
                                          -----
                                        March 31,
                                        ---------                                                                      2/1/94(1)
                                           1999             1998            1997            1996            1995     to  9/30/94
                                       -----------      -----------     -----------     -----------     -----------  -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.82      $      8.59     $      8.45     $      8.54     $      8.28  $    9.01
                                       -----------      -----------     -----------     -----------     -----------  ---------
Income from investment operations:
  Net investment income ............          0.16             0.33            0.36            0.37            0.37       0.25
  Net gains or losses on securities
    (both realized and unrealized) .         (0.12)            0.30            0.23            0.05            0.30      (0.73)
                                       -----------      -----------     -----------     -----------     -----------  ---------
Total from investment operations ...          0.04             0.63            0.59            0.42            0.67      (0.48)
                                       -----------      -----------     -----------     -----------     -----------  ---------
Less distributions:
  Dividends (from net
    investment income) .............         (0.16)           (0.33)          (0.36)          (0.37)          (0.37)     (0.25)
  Distributions (from capital gains).        (0.16)           (0.07)          (0.09)          (0.14)          (0.04)        --
                                       -----------      -----------     -----------     -----------     -----------  ---------
Total distributions ................         (0.32)           (0.40)          (0.45)          (0.51)          (0.41)     (0.25)
                                       -----------      -----------     -----------     -----------     -----------  ---------
Net asset value, end of period .....   $      8.54      $      8.82     $      8.59     $      8.45     $      8.54  $    8.28
                                       ===========      ===========     ===========     ===========     ===========  =========
Total Return: ......................          0.45%            7.66%           7.19%           5.09%           8.36%     (5.47)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $     2,642      $     1,841     $     1,845     $     1,486     $     1,172  $     671
Ratio of expenses to average
  net assets .......................          1.71%(3)         1.70%           1.71%           1.68%           2.01%      1.75%(3)
Ratio of net income to
  average net assets ...............          3.75%(3)         3.87%           4.23%           4.39%           4.40%      4.40%(3)
Portfolio turnover rate ............          3.62%           23.60%          10.98%          19.62%          20.48%     10.06%(4)

MINNESOTA FUND

Per Share Data:*
Net asset value, beginning
  of period ........................   $      7.98      $      7.79     $      7.68     $      7.82     $      7.73  $    8.22
                                       -----------      -----------     -----------     -----------     -----------  ---------
Income from investment operations:
  Net investment income ............          0.15             0.31            0.33            0.35            0.38       0.25
  Net gains or losses on securities
    (both realized and unrealized) .         (0.08)            0.20            0.11           (0.12)           0.10      (0.49)
                                       -----------      -----------     -----------     -----------     -----------  ---------
Total from investment operations ...          0.07             0.51            0.44            0.23            0.48      (0.24)
                                       -----------      -----------     -----------     -----------     -----------  ---------
Less distributions:
  Dividends (from net
    investment income) .............         (0.15)           (0.31)          (0.33)          (0.35)          (0.38)     (0.25)
  Distributions (from capital gains).        (0.10)           (0.01)             --           (0.02)          (0.01)        --
                                       -----------      -----------     -----------     -----------     -----------  ---------
Total distributions ................         (0.25)           (0.32)          (0.33)          (0.37)          (0.39)     (0.25)
                                       -----------      -----------     -----------     -----------     -----------  ---------
Net asset value, end of period .....   $      7.80      $      7.98     $      7.79     $      7.68     $      7.82  $    7.73
                                       ===========      ===========     ===========     ===========     ===========  =========
Total Return: ......................          0.82%            6.71%           5.89%           3.06%           6.45%     (3.08)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $     2,113      $     2,103     $     1,799     $     2,036     $     2,237  $   1,649
Ratio of expenses to average
  net assets .......................          1.74%(3)         1.72%           1.75%           1.71%           1.85%      1.74%(3)
Ratio of net income to
  average net assets ...............          3.74%(3)         3.96%           4.31%           4.57%           4.92%      4.68%(3)
Portfolio turnover rate ............          4.65%           21.86%           6.88%          26.89%           5.57%      3.30%(4)

----------
See footnotes on page 60.

MISSOURI FUND
                                                                                 CLASS A
                                       ------------------------------------------------------------------------------------------
                                         Six Months                           Year ended September 30,
                                         ----------   ---------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999             1998            1997            1996            1995          1994
                                       -----------      -----------     -----------     -----------     -----------   -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.03      $      7.82     $      7.71     $      7.70     $      7.41   $      8.31
                                       -----------      -----------     -----------     -----------     -----------   -----------
Income from investment operations:
  Net investment income** ..........          0.17             0.36            0.38            0.39            0.40          0.40
  Net gains or losses on securities
    (both realized and unrealized) .         (0.14)            0.28            0.19            0.08            0.36         (0.79)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Total from investment operations ...          0.03             0.64            0.57            0.47            0.76         (0.39)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.17)           (0.36)          (0.38)          (0.39)          (0.40)        (0.40)
  Distributions (from capital gains)..       (0.12)           (0.07)          (0.08)          (0.07)          (0.07)        (0.11)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Total distributions ................         (0.29)           (0.43)          (0.46)          (0.46)          (0.47)        (0.51)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Net asset value, end of period .....   $      7.77      $      8.03     $      7.82     $      7.71     $      7.70   $      7.41
                                       ===========      ===========     ===========     ===========     ===========   ===========
Total Return: ......................          0.38%            8.41%           7.70%           6.27%          10.67%        (4.85)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    48,944      $    49,949     $    52,766     $    49,941     $    51,169   $    52,621
Ratio of expenses to average
  net assets** .....................          0.90%(3)         0.89%           0.89%           0.86%           0.88%         0.74%
Ratio of net income to
  average net assets** .............          4.39%(3)         4.59%           4.93%           5.03%           5.31%         5.18%
Portfolio turnover rate ............          1.49%           21.26%           6.47%           8.04%           3.88%        14.33%

NEW JERSEY FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      7.78      $      7.56     $      7.60     $      7.59     $      7.40   $      8.24
                                       -----------      -----------     -----------     -----------     -----------   -----------
Income from investment operations:
  Net investment income** ..........          0.16             0.35            0.36            0.39            0.39          0.41
  Net gains or losses on securities
    (both realized and unrealized) .         (0.10)            0.30            0.21            0.01            0.29         (0.74)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Total from investment operations ...          0.06             0.65            0.57            0.40            0.68         (0.33)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.16)           (0.35)          (0.36)          (0.39)          (0.39)        (0.41)
  Distributions (from capital gains)..       (0.10)           (0.08)          (0.25)             --           (0.10)        (0.10)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Total distributions ................         (0.26)           (0.43)          (0.61)          (0.39)          (0.49)        (0.51)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Net asset value, end of period .....   $      7.58      $      7.78     $      7.56     $      7.60     $      7.59   $      7.40
                                       ===========      ===========     ===========     ===========     ===========   ===========
Total Return: ......................          0.77%            8.87%           7.96%           5.37%           9.77%        (4.25)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    57,861      $    61,739     $    62,597     $    66,293     $    73,561   $    73,942
Ratio of expenses to average
  net assets** .....................          1.07%(3)         1.02%           1.06%           1.02%           1.01%         0.90%
Ratio of net income to
  average net assets** .............          4.27%(3)         4.54%           4.90%           5.06%           5.29%         5.24%
Portfolio turnover rate ............            --            23.37%          20.22%          25.65%           4.66%        12.13%

MISSOURI FUND
                                                                                    CLASS D
                                       ----------------------------------------------------------------------------------------
                                       Six Months                             Year ended September 30,
                                       ----------  ----------------------------------------------------------------------------
                                         ended
                                         -----
                                       March 31,
                                       ---------                                                                      2/1/94(1)
                                          1999            1998            1997            1996            1995      to  9/30/94
                                      -----------     -----------     -----------     -----------     -----------   -----------
Per Share Data:*
Net asset value, beginning
  of period ........................  $      8.03     $      7.82     $      7.72     $      7.70     $      7.41   $      8.20
                                      -----------     -----------     -----------     -----------     -----------   -----------
Income from investment operations:
  Net investment income** ..........         0.14            0.29            0.31            0.32            0.32          0.22
  Net gains or losses on securities
    (both realized and unrealized) .        (0.14)           0.28            0.18            0.09            0.36         (0.79)
                                      -----------     -----------     -----------     -----------     -----------   -----------
Total from investment operations ...           --            0.57            0.49            0.41            0.68         (0.57)
                                      -----------     -----------     -----------     -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............        (0.14)          (0.29)          (0.31)          (0.32)          (0.32)        (0.22)
  Distributions (from capital gains)..      (0.12)          (0.07)          (0.08)          (0.07)          (0.07)           --
                                      -----------     -----------     -----------     -----------     -----------   -----------
Total distributions ................        (0.26)          (0.36)          (0.39)          (0.39)          (0.39)        (0.22)
                                      -----------     -----------     -----------     -----------     -----------   -----------
Net asset value, end of period .....  $      7.77     $      8.03     $      7.82     $      7.72     $      7.70   $      7.41
                                      ===========     ===========     ===========     ===========     ===========   ===========
Total Return: ......................        (0.07)%          7.45%           6.60%           5.46%           9.49%        (7.16)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................  $       626     $       418     $       474     $       565     $       515   $       350
Ratio of expenses to average
  net assets** .....................         1.80%(3)        1.79%           1.80%           1.76%           1.98%         1.70%(3)
Ratio of net income to
  average net assets** .............         3.49%(3)        3.69%           4.02%           4.13%           4.23%         4.27%(3)
Portfolio turnover rate ............         1.49%          21.26%           6.47%           8.04%           3.88%        14.33%(4)

NEW JERSEY FUND
Per Share Data:*
Net asset value, beginning
  of period ........................  $      7.86     $      7.64     $      7.68     $      7.67     $      7.48   $      8.14
                                      -----------     -----------     -----------     -----------     -----------   -----------
Income from investment operations:
  Net investment income** ..........         0.14            0.29            0.31            0.33            0.33          0.23
  Net gains or losses on securities
    (both realized and unrealized) .        (0.09)           0.30            0.21            0.01            0.29         (0.66)
                                      -----------     -----------     -----------     -----------     -----------   -----------
Total from investment operations ...         0.05            0.59            0.52            0.34            0.62         (0.43)
                                      -----------     -----------     -----------     -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............        (0.14)          (0.29)          (0.31)          (0.33)          (0.33)        (0.23)
  Distributions (from capital gains)..      (0.10)          (0.08)          (0.25)             --           (0.10)           --
                                      -----------     -----------     -----------     -----------     -----------   -----------
Total distributions ................        (0.24)          (0.37)          (0.56)          (0.33)          (0.43)        (0.23)
                                      -----------     -----------     -----------     -----------     -----------   -----------
Net asset value, end of period .....  $      7.67     $      7.86     $      7.64     $      7.68     $      7.67   $      7.48
                                      ===========     ===========     ===========     ===========     ===========   ===========
Total Return: ......................         0.54%           7.97%           7.10%           4.56%           8.79%        (5.47)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................  $     1,795     $     1,582     $     1,282     $     1,152     $     1,190   $       986
Ratio of expenses to average
  net assets** .....................         1.82%(3)        1.80%           1.83%           1.79%           1.89%         1.75%(3)
Ratio of net income to
  average net assets** .............         3.52%(3)        3.76%           4.13%           4.29%           4.45%         4.37%(3)
Portfolio turnover rate ............           --           23.37%          20.22%          25.65%           4.66%        12.13%(4)

----------
See footnotes on page 60.

NEW YORK FUND
                                                                                   CLASS A
                                       ------------------------------------------------------------------------------------------
                                         Six Months                           Year ended September 30,
                                         ----------    --------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999             1998            1997            1996            1995          1994
                                       -----------      -----------     -----------     -----------     -----------   -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.60      $      8.28     $      7.98     $      7.86     $      7.67   $      8.75
                                       -----------      -----------     -----------     -----------     -----------   -----------
Income from investment operations:
  Net investment income ............          0.19             0.40            0.41            0.42            0.42          0.43
  Net gains or losses on securities
    (both realized and unrealized) .         (0.15)            0.40            0.32            0.12            0.36         (0.88)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Total from investment operations ...          0.04             0.80            0.73            0.54            0.78         (0.45)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.19)           (0.40)          (0.41)          (0.42)          (0.42)        (0.43)
  Distributions (from capital gains)..       (0.21)           (0.08)          (0.02)             --           (0.17)        (0.20)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Total distributions ................         (0.40)           (0.48)          (0.43)          (0.42)          (0.59)        (0.63)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Net asset value, end of period .....   $      8.24      $      8.60     $      8.28     $      7.98     $      7.86   $      7.67
                                       ===========      ===========     ===========     ===========     ===========   ===========
Total Return: ......................          0.42%           10.02%           9.45%           6.97%          10.93%        (5.37)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    84,971      $    84,822     $    83,528     $    82,719     $    83,980   $    90,914
Ratio of expenses to average
  net assets .......................          0.82%(3)         0.81%           0.82%           0.77%           0.88%         0.87%
Ratio of net income to
  average net assets ...............          4.51%(3)         4.74%           5.09%           5.24%           5.52%         5.31%
Portfolio turnover rate ............          4.57%           39.85%          23.83%          25.88%          34.05%        28.19%

NORTH CAROLINA FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.30      $      8.05     $      7.84     $      7.74     $      7.30   $      8.22
                                       -----------      -----------     -----------     -----------     -----------   -----------
Income from investment operations:
  Net investment income** ..........          0.17             0.36            0.37            0.37            0.39          0.41
  Net gains or losses on securities
    (both realized and unrealized) .         (0.11)            0.31            0.24            0.11            0.45         (0.87)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Total from investment operations ...          0.06             0.67            0.61            0.48            0.84         (0.46)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.17)           (0.36)          (0.37)          (0.37)          (0.39)        (0.41)
  Distributions (from capital gains)..       (0.12)           (0.06)          (0.03)          (0.01)          (0.01)        (0.05)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Total distributions ................         (0.29)           (0.42)          (0.40)          (0.38)          (0.40)        (0.46)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Net asset value, end of period .....   $      8.07      $      8.30     $      8.05     $      7.84     $      7.74   $      7.30
                                       ===========      ===========     ===========     ===========     ===========   ===========
Total Return: ......................          0.74%            8.60%           8.01%           6.39%          11.92%        (5.80)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    30,819      $    32,358     $    32,684     $    35,934     $    37,446   $    38,920
Ratio of expenses to average
  net assets** .....................          1.08%(3)         1.05%           1.09%           1.05%           0.82%         0.44%
Ratio of net income to
  average net assets** .............          4.28%(3)         4.41%           4.66%           4.75%           5.21%         5.29%
Portfolio turnover rate ............            --            20.37%          13.04%          15.12%           4.38%        15.61%

                                                                                CLASS D
                                       -----------------------------------------------------------------------------------------
                                       Six Months                            Year ended September 30,
                                       ----------  -----------------------------------------------------------------------------
                                         ended
                                         -----
                                       March 31,
                                       ---------                                                                       2/1/94(1)
                                          1999             1998          1997            1996            1995        to  9/30/94
                                      -----------      -----------   -----------     -----------     -----------     -----------
Per Share Data:*
Net asset value, beginning
  of period ........................  $      8.60      $      8.29   $      7.98     $      7.87     $      7.67     $    8.55
                                      -----------      -----------   -----------     -----------     -----------     ---------
Income from investment operations:
  Net investment income ............         0.15             0.32          0.34            0.34            0.34          0.23
  Net gains or losses on securities
    (both realized and unrealized) .        (0.14)            0.39          0.33            0.11            0.37         (0.88)
                                      -----------      -----------   -----------     -----------     -----------     ---------
Total from investment operations ...         0.01             0.71          0.67            0.45            0.71         (0.65)
                                      -----------      -----------   -----------     -----------     -----------     ---------
Less distributions:
  Dividends (from net
    investment income) .............        (0.15)           (0.32)        (0.34)          (0.34)          (0.34)        (0.23)
  Distributions (from capital gains)..      (0.21)           (0.08)        (0.02)             --           (0.17)           --
                                      -----------      -----------   -----------     -----------     -----------     ---------
Total distributions ................        (0.36)           (0.40)        (0.36)          (0.34)          (0.51)        (0.23)
                                      -----------      -----------   -----------     -----------     -----------     ---------
Net asset value, end of period .....  $      8.25      $      8.60   $      8.29     $      7.98     $      7.87     $    7.67
                                      ===========      ===========   ===========     ===========     ===========     =========
Total Return: ......................         0.09%            8.88%         8.60%           5.86%           9.87%        (7.73)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................  $     3.297      $     2,182   $     1,572     $     1,152     $       885     $     476
Ratio of expenses to average
  net assets .......................         1.72%(3)         1.72%         1.73%           1.68%           1.96%         1.81%(3)
Ratio of net income to
  average net assets ...............         3.61%(3)         3.83%         4.18%           4.33%           4.42%         4.39%(3)
Portfolio turnover rate ............         4.57%           39.85%        23.83%          25.88%          34.05%        28.19%(4)

NORTH CAROLINA FUND

Per Share Data:*
Net asset value, beginning
  of period ........................  $      8.30      $      8.05   $      7.83     $      7.74     $      7.29     $    8.17
                                      -----------      -----------   -----------     -----------     -----------     ---------
Income from investment operations:
  Net investment income** ..........         0.14             0.30          0.31            0.31            0.33          0.23
  Net gains or losses on securities
    (both realized and unrealized) .        (0.12)            0.31          0.25            0.10            0.46         (0.88)
                                      -----------      -----------   -----------     -----------     -----------     ---------
Total from investment operations ...         0.02             0.61          0.56            0.41            0.79         (0.65)
                                      -----------      -----------   -----------     -----------     -----------     ---------
Less distributions:
  Dividends (from net
    investment income) .............        (0.14)           (0.30)        (0.31)          (0.31)          (0.33)        (0.23)
  Distributions (from capital gains)..      (0.12)           (0.06)        (0.03)          (0.01)          (0.01)           --
                                      -----------      -----------   -----------     -----------     -----------     ---------
Total distributions ................        (0.26)           (0.36)        (0.34)          (0.32)          (0.34)        (0.23)
                                      -----------      -----------   -----------     -----------     -----------     ---------
Net asset value, end of period .....  $      8.06      $      8.30   $      8.05     $      7.83     $      7.74     $    7.29
                                      ===========      ===========   ===========     ===========     ===========     =========
Total Return: ......................         0.24%            7.77%         7.33%           5.45%          11.19%        (8.15)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................  $     1,529      $     1,456   $     1,217     $     1,232     $     1,257     $   1,282
Ratio of expenses to average
  net assets** .....................         1.83%(3)         1.82%         1.85%           1.81%           1.64%         1.27%(3)
Ratio of net income to
  average net assets** .............         3.53%(3)         3.64%         3.90%           3.99%           4.42%         4.49%(3)
Portfolio turnover rate ............           --            20.37%        13.04%          15.12%           4.38%        15.61%(4)

----------
See footnotes on page 60.

OHIO FUND
                                                                                 CLASS A
                                       ------------------------------------------------------------------------------------------
                                         Six Months                           Year ended September 30,
                                         ----------   ---------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999             1998            1997            1996            1995          1994
                                       -----------      -----------     -----------     -----------     -----------     ---------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.37      $      8.19     $      8.09     $      8.11     $      7.90     $    8.77
                                       -----------      -----------     -----------     -----------     -----------     ---------
Income from investment operations:
  Net investment income ............          0.19             0.40            0.42            0.43            0.44          0.44
  Net gains or losses on securities
    (both realized and unrealized) .         (0.13)            0.29            0.17            0.02            0.28         (0.70)
                                       -----------      -----------     -----------     -----------     -----------     ---------
Total from investment operations ...          0.06             0.69            0.59            0.45            0.72         (0.26)
                                       -----------      -----------     -----------     -----------     -----------     ---------
Less distributions:
  Dividends (from net
    investment income) .............         (0.19)           (0.40)          (0.42)          (0.43)          (0.44)        (0.44)
  Distributions (from capital gains)..       (0.13)           (0.11)          (0.07)          (0.04)          (0.07)        (0.17)
                                       -----------      -----------     -----------     -----------     -----------     ---------
Total distributions ................         (0.32)           (0.51)          (0.49)          (0.47)          (0.51)        (0.61)
                                       -----------      -----------     -----------     -----------     -----------     ---------
Net asset value, end of period .....   $      8.11      $      8.37     $      8.19     $      8.09     $      8.11     $    7.90
                                       ===========      ===========     ===========     ===========     ===========     =========
Total Return: ......................          0.80%            8.77%           7.54%           5.68%           9.59%        (3.08)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $   149,197      $   153,126     $   154,419     $   162,243     $   170,191     $ 171,469
Ratio of expenses to average
  net assets .......................          0.81%(3)         0.78%           0.81%           0.77%           0.84%         0.84%
Ratio of net income to
  average net assets ...............          4.73%(3)         4.92%           5.19%           5.32%           5.56%         5.34%
Portfolio turnover rate ............          0.68%           24.74%          11.76%          12.90%           2.96%         9.37%


OREGON FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.05      $      7.87     $      7.65     $      7.66     $      7.43     $    8.08
                                       -----------      -----------     -----------     -----------     -----------     ---------
Income from investment operations:
  Net investment income** ..........          0.17             0.36            0.38            0.40            0.40          0.40
  Net gains or losses on securities
    (both realized and unrealized) .         (0.08)            0.28            0.26              --            0.25         (0.59)
                                       -----------      -----------     -----------     -----------     -----------     ---------
Total from investment operations ...          0.09             0.64            0.64            0.40            0.65         (0.19)
                                       -----------      -----------     -----------     -----------     -----------     ---------
Less distributions:
  Dividends (from net
    investment income) .............         (0.17)           (0.36)          (0.38)          (0.40)          (0.40)        (0.40)
  Distributions (from capital gains)..       (0.05)           (0.10)          (0.04)          (0.01)          (0.02)        (0.06)
                                       -----------      -----------     -----------     -----------     -----------     ---------
Total distributions ................         (0.22)           (0.46)          (0.42)          (0.41)          (0.42)        (0.46)
                                       -----------      -----------     -----------     -----------     -----------     ---------
Net asset value, end of period .....   $      7.92      $      8.05     $      7.87     $      7.65     $      7.66     $    7.43
                                       ===========      ===========     ===========     ===========     ===========     =========
Total Return: ......................          1.18%            8.48%           8.60%           5.27%           9.05%        (2.38)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    57,957      $    57,601     $    55,239     $    57,345     $    59,549     $  59,884
Ratio of expenses to average
  net assets** .....................          0.88%(3)         0.88%           0.90%           0.86%           0.86%         0.78%
Ratio of net income to
  average net assets** .............          4.41%(3)         4.60%           4.88%           5.18%           5.40%         5.20%
Portfolio turnover rate ............          6.76%           12.62%          19.46%          28.65%           2.47%         9.43%

OHIO FUND
                                                                                   CLASS D
                                        ---------------------------------------------------------------------------------------
                                        Six Months                              Year ended September 30,
                                        ----------  ---------------------------------------------------------------------------
                                          ended
                                          -----
                                        March 31,
                                        ---------                                                                     2/1/94(1)
                                           1999             1998            1997          1996            1995      to  9/30/94
                                       -----------      -----------     -----------   -----------     -----------   -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.41      $      8.23     $      8.13   $      8.15     $      7.92   $      8.61
                                       -----------      -----------     -----------   -----------     -----------   -----------
Income from investment operations:
  Net investment income ............          0.16             0.33            0.35          0.36            0.36          0.24
  Net gains or losses on securities
    (both realized and unrealized) .         (0.13)            0.29            0.17          0.02            0.30         (0.69)
                                       -----------      -----------     -----------   -----------     -----------   -----------
Total from investment operations ...          0.03             0.62            0.52          0.38            0.66         (0.45)
                                       -----------      -----------     -----------   -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.16)           (0.33)          (0.35)        (0.36)          (0.36)        (0.24)
  Distributions (from capital gains)..       (0.13)           (0.11)          (0.07)        (0.04)          (0.07)           --
                                       -----------      -----------     -----------   -----------     -----------   -----------
Total distributions ................         (0.29)           (0.44)          (0.42)        (0.40)          (0.43)        (0.24)
                                       -----------      -----------     -----------   -----------     -----------   -----------
Net asset value, end of period .....   $      8.15      $      8.41     $      8.23   $      8.13     $      8.15   $      7.92
                                       ===========      ===========     ===========   ===========     ===========   ===========
Total Return: ......................          0.36%            7.78%           6.57%         4.74%           8.67%        (5.36)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $     1,649      $     1,103     $     1,160   $     1,011     $       660   $       324
Ratio of expenses to average
  net assets .......................          1.71%(3)         1.69%           1.71%         1.67%           1.93%         1.78%(3)
Ratio of net income to
  average net assets ...............          3.83%(3)         4.01%           4.29%         4.42%           4.48%         4.41%(3)
Portfolio turnover rate ............          0.68%           24.74%          11.76%        12.90%           2.96%         9.37%(4)

OREGON FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.04      $      7.87     $      7.64   $      7.65     $      7.43   $      8.02
                                       -----------      -----------     -----------   -----------     -----------   -----------
Income from investment operations:
  Net investment income** ..........          0.14             0.29            0.31          0.33            0.33          0.22
  Net gains or losses on securities
    (both realized and unrealized) .         (0.08)            0.27            0.27            --            0.24         (0.59)
                                       -----------      -----------     -----------   -----------     -----------   -----------
Total from investment operations ...          0.06             0.56            0.58          0.33            0.57         (0.37)
                                       -----------      -----------     -----------   -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.14)           (0.29)          (0.31)        (0.33)          (0.33)        (0.22)
  Distributions (from capital gains)..       (0.05)           (0.10)          (0.04)        (0.01)          (0.02)           --
                                       -----------      -----------     -----------   -----------     -----------   -----------
Total distributions ................         (0.19)           (0.39)          (0.35)        (0.34)          (0.35)        (0.22)
                                       -----------      -----------     -----------   -----------     -----------   -----------
Net asset value, end of period .....   $      7.91      $      8.04     $      7.87   $      7.64     $      7.65   $      7.43
                                       ===========      ===========     ===========   ===========     ===========   ===========
Total Return: ......................          0.73%            7.37%           7.77%         4.33%           7.86%        (4.76)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $     2,778      $     2,650     $     1,678   $     1,540     $     1,495   $       843
Ratio of expenses to average
  net assets** .....................          1.78%(3)         1.79%           1.80%         1.76%           1.83%         1.72%(3)
Ratio of net income to
  average net assets** .............          3.51%(3)         3.69%           3.98%         4.28%           4.41%         4.32%(3)
Portfolio turnover rate ............          6.76%           12.62%          19.46%        28.65%           2.47%         9.43%(4)

----------
See footnotes on page 60.

PENNSYLVANIA FUND
                                                                                   CLASS A
                                       ------------------------------------------------------------------------------------------
                                         Six Months                             Year ended September 30,
                                         ----------    --------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999               1998            1997          1996            1995          1994
                                       -----------        -----------     -----------   -----------     -----------   -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.24        $      7.96     $      7.82   $      7.79     $      7.55   $      8.61
                                       -----------        -----------     -----------   -----------     -----------   -----------
Income from investment operations:
  Net investment income ............          0.17               0.35            0.36          0.38            0.38          0.39
  Net gains or losses on securities
    (both realized and unrealized) .         (0.11)              0.36            0.24          0.12            0.37         (0.80)
                                       -----------        -----------     -----------   -----------     -----------   -----------
Total from investment operations ...          0.06               0.71            0.60          0.50            0.75         (0.41)
                                       -----------        -----------     -----------   -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.17)             (0.35)          (0.36)        (0.38)          (0.38)        (0.39)
  Distributions (from capital gains)..       (0.15)             (0.08)          (0.10)        (0.09)          (0.13)        (0.26)
                                       -----------        -----------     -----------   -----------     -----------   -----------
Total distributions ................         (0.32)             (0.43)          (0.46)        (0.47)          (0.51)        (0.65)
                                       -----------        -----------     -----------   -----------     -----------   -----------
Net asset value, end of period .....   $      7.98        $      8.24     $      7.96   $      7.82     $      7.79   $      7.55
                                       ===========        ===========     ===========   ===========     ===========   ===========
Total Return: ......................          0.68%              9.20%           7.89%         6.57%          10.55%        (5.00)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    28,151        $    29,582     $    30,092   $    31,139     $    33,251   $    34,943
Ratio of expenses to average
  net assets .......................          1.23%(3)           1.19%           1.19%         1.11%           1.21%         1.16%
Ratio of net income to
  average net assets ...............          4.14%(3)           4.34%           4.60%         4.82%           5.05%         4.91%
Portfolio turnover rate ............          3.19%             13.05%          32.99%         4.56%          11.78%         7.71%

SOUTH CAROLINA FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.38        $      8.16     $      8.07   $      7.97     $      7.61   $      8.52
                                       -----------        -----------     -----------   -----------     -----------   -----------
Income from investment operations:
  Net investment income ............          0.19               0.39            0.40          0.41            0.41          0.41
  Net gains or losses on securities
    (both realized and unrealized) .         (0.13)              0.29            0.22          0.12            0.37         (0.79)
                                       -----------        -----------     -----------   -----------     -----------   -----------
Total from investment operations ...          0.06               0.68            0.62          0.53            0.78         (0.38)
                                       -----------        -----------     -----------   -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.19)             (0.39)          (0.40)        (0.41)          (0.41)        (0.41)
  Distributions (from capital gains)..       (0.07)             (0.07)          (0.13)        (0.02)          (0.01)        (0.12)
                                       -----------        -----------     -----------   -----------     -----------   -----------
Total distributions ................         (0.26)             (0.46)          (0.53)        (0.43)          (0.42)        (0.53)
                                       -----------        -----------     -----------   -----------     -----------   -----------
Net asset value, end of period .....   $      8.18        $      8.38     $      8.16   $      8.07     $      7.97   $      7.61
                                       ===========        ===========     ===========   ===========     ===========   ===========
Total Return: ......................          0.63%              8.66%           7.99%         6.82%          10.69%        (4.61)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $   104,543        $   106,328     $   101,018   $   108,163     $   112,421   $   115,133
Ratio of expenses to average
  net assets .......................          0.83%(3)           0.80%           0.84%         0.80%           0.88%         0.83%
Ratio of net income to
  average net assets ...............          4.53%(3)           4.74%           5.04%         5.15%           5.38%         5.12%
Portfolio turnover rate ............          1.50%             16.63%             --         20.66%           4.13%         1.81%

PENNSYLVANIA FUND
                                                                                  CLASS D
                                       ----------------------------------------------------------------------------------------
                                       Six Months                              Year ended September 30,
                                       ----------  ----------------------------------------------------------------------------
                                         ended
                                         -----
                                       March 31,
                                       ---------                                                                      2/1/94(1)
                                          1999               1998          1997            1996            1995     to  9/30/94
                                       ----------        -----------   -----------     -----------     -----------  -----------
Per Share Data:*
Net asset value, beginning
  of period ........................         8.23        $      7.95   $      7.81     $      7.78     $      7.54  $      8.37
                                       ----------        -----------   -----------     -----------     -----------  -----------
Income from investment operations:
  Net investment income ............         0.14               0.29          0.30            0.32            0.31         0.22
  Net gains or losses on securities
    (both realized and unrealized) .        (0.11)              0.36          0.24            0.12            0.37        (0.83)
                                       ----------        -----------   -----------     -----------     -----------  -----------
Total from investment operations ...         0.03               0.65          0.54            0.44            0.68        (0.61)
                                       ----------        -----------   -----------     -----------     -----------  -----------
Less distributions:
  Dividends (from net
    investment income) .............        (0.14)             (0.29)        (0.30)          (0.32)          (0.31)       (0.22)
  Distributions (from capital gains)..      (0.15)             (0.08)        (0.10)          (0.09)          (0.13)          --
                                       ----------        -----------   -----------     -----------     -----------  -----------
Total distributions ................        (0.29)             (0.37)        (0.40)          (0.41)          (0.44)       (0.22)
                                       ----------        -----------   -----------     -----------     -----------  -----------
Net asset value, end of period .....         7.97        $      8.23   $      7.95     $      7.81     $      7.78  $      7.54
                                       ==========        ===========   ===========     ===========     ===========  ===========
Total Return: ......................         0.30%              8.36%         7.07%           5.76%           9.53%       (7.50)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................          937        $       607   $       816     $       876     $       426  $        43
Ratio of expenses to average
  net assets .......................         1.98%(3)           1.97%         1.96%           1.88%           2.23%        2.00%(3)
Ratio of net income to
  average net assets ...............         3.39%(3)           3.56%         3.83%           4.05%           4.10%        4.20%(3)
Portfolio turnover rate ............         3.19%             13.05%        32.99%           4.56%          11.78%        7.71%(4)

SOUTH CAROLINA FUND
Per Share Data:*
Net asset value, beginning
  of period ........................         8.38        $      8.16   $      8.06     $      7.97     $      7.61  $      8.42
                                       ----------        -----------   -----------     -----------     -----------  -----------
Income from investment operations:
  Net investment income ............         0.15               0.31          0.33            0.34            0.34         0.22
  Net gains or losses on securities
    (both realized and unrealized) .        (0.13)              0.29          0.23            0.11            0.37        (0.81)
                                       ----------        -----------   -----------     -----------     -----------  -----------
Total from investment operations ...         0.02               0.60          0.56            0.45            0.71        (0.59)
                                       ----------        -----------   -----------     -----------     -----------  -----------
Less distributions:
  Dividends (from net
    investment income) .............        (0.15)             (0.31)        (0.33)          (0.34)          (0.34)       (0.22)
  Distributions (from capital gains)..      (0.07)             (0.07)        (0.13)          (0.02)          (0.01)          --
                                       ----------        -----------   -----------     -----------     -----------  -----------
Total distributions ................        (0.22)             (0.38)        (0.46)          (0.36)          (0.35)       (0.22)
                                       ----------        -----------   -----------     -----------     -----------  -----------
Net asset value, end of period .....         8.18        $      8.38   $      8.16     $      8.06     $      7.97  $      7.61
                                       ==========        ===========   ===========     ===========     ===========  ===========
Total Return: ......................         0.18%              7.68%         7.15%           5.73%           9.63%       (7.14)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................        6,481        $     5,594   $     3,663     $     2,714     $     1,704  $     1,478
Ratio of expenses to average
  net assets .......................         1.73%(3)           1.71%         1.75%           1.70%           1.85%        1.74%(3)
Ratio of net income to
  average net assets ...............         3.63%(3)           3.83%         4.13%           4.25%           4.40%        4.29%(3)
Portfolio turnover rate ............         1.50%             16.63%           --           20.66%           4.13%        1.81%(4)


----------
*     Per share amounts are based on average shares outstanding.

** For periods prior to 1996 (1997 for the Florida Fund and the North Carolina Fund), Seligman voluntarily waived a portion of its management fee. These amounts reflect the effect of the waivers.

(1)   Commencement of offering of Class D shares.

(2)   Not annualized.

(3)   Annualized.

(4)   For the year ended September 30, 1994.

How to Contact Us

The Fund                Write:     Corporate Communications/
                                   Investor Relations Department
                                   J. & W. Seligman & Co. Incorporated
                                   100 Park Avenue, New York, NY 10017

                        Phone:     Toll-Free (800) 221-7844 in the US or
                                   (212) 850-1864 outside the US

                        Website:   http://www.seligman.com

Your Regular
(Non-Retirement)
Account                 Write:     Shareholder Services Department
                                   Seligman Data Corp.
                                   100 Park Avenue, New York, NY 10017

                        Phone:     Toll-Free (800) 221-2450 in the US or
                                   (212) 682-7600 outside the US

                        Website:   http://www.seligman.com

--------------------------------------------------------------------------------
24-hour telephone access is available by dialing (800) 622-4597 on a touchtone telephone. You will have instant access to price, yield, account balance, most recent transaction, and other information.
--------------------------------------------------------------------------------

For More Information

--------------------------------------------------------------------------------
The following information is available without charge upon request: Call toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US.

Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally part of) this prospectus.

Annual/Semi-Annual Reports contain additional information about the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
--------------------------------------------------------------------------------

                             SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                      100 Park Avenue, New York, NY 10017

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (800) SEC-0330. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by writing: Public Reference Section of the SEC, Washington, DC 20549-6009.

SEC FILE NUMBERS: Seligman Municipal Fund Series, Inc.: 811-3828
                  Seligman Municipal Series Trust: 811-4250
                  Seligman New Jersey Municipal Fund, Inc.: 811-5126 Seligman Pennsylvania Municipal Fund Series: 811-4666

                         SELIGMAN MUNICIPAL SERIES TRUST

                 Seligman California Municipal High-Yield Series
                  Seligman California Municipal Quality Series



                       Statement of Additional Information
                                  June 1, 1999


                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864

                       Toll Free Telephone: (800) 221-2450



This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of Seligman Municipal Funds, dated June 1, 1999. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Funds at the above address or telephone numbers.

The financial statements and notes included in the Funds' Annual Report and Mid-Year Report, and the Independent Auditors' Reports thereon, are incorporated herein by reference. The Annual Report and Mid-Year Report will be furnished to you without charge if you request a copy of this SAI.


                                Table of Contents


Fund History ..............................................................    2
Description of the Funds and Their Investments and Risks ..................    2
Management of the Funds ...................................................    8
Control Persons and Principal Holders of Securities .......................   13
Investment Advisory and Other Services ....................................   13
Brokerage Allocation and Other Practices ..................................   19
Shares of Beneficial Interest and Other Securities ........................   20
Purchase, Redemption, and Pricing of Shares ...............................   20
Taxation of the Funds .....................................................   25
Underwriters ..............................................................   27
Calculation of Performance Data ...........................................   29
Financial Statements ......................................................   31
General Information .......................................................   31
Appendix A ................................................................   34
Appendix B ................................................................   37
Appendix C ................................................................   47

                                  Fund History

Seligman Municipal Series Trust was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts by a Declaration of Trust dated July 27, 1984.

            Description of the Funds and Their Investments and Risks

Classification

Seligman Municipal Series Trust is a non-diversified, open-end management investment company, or mutual fund. It consists of four separate series, two of which are discussed in this SAI:

Seligman California Municipal High-Yield Series (High-Yield Fund)
Seligman California Municipal Quality Series (Quality Fund)
Seligman Florida Municipal Series
Seligman North Carolina Municipal Series

Investment Strategies and Risks

The following information regarding the Funds' investments and risks supplements the information contained in the Prospectus.

The Funds seek to provide income exempt from regular federal income taxes and the personal income taxes of California consistent with the preservation of capital and with consideration given to opportunities for capital gain.

The High-Yield Fund is expected to invest principally, without percentage limitations, in municipal securities which on the date of purchase are rated within any rating category of Moody's Investors Service (Moody's) or Standard & Poor's Corporation (S&P), including securities rated below investment grade or securities that are not rated. The securities in which the High-Yield Fund invests generally involve greater volatility of price and risk of loss of principal and income than securities in higher rated categories.

Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated BBB by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and re-pay principal than bonds in higher rating categories and bonds rated Baa by Moody's lack outstanding investment characteristics and in fact have speculative characteristics according to Moody's. Municipal securities in the fourth rating category of S&P or Moody's will generally provide a higher yield than do higher rated municipal securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the municipal securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade municipal securities rated in the fourth rating categories than in the higher rating categories.

The Quality Fund is expected to invest, without limitations, in municipal securities which on the date of purchase are rated within the three highest rating categories of Moody's or S&P.

Each Fund may invest in municipal securities that are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, a Fund will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.

A description of the credit rating categories is contained in Appendix A to this SAI.

California Municipal Securities. California Municipal Securities notes, bonds, and commercial paper issued by or on behalf of the State of California, its political subdivisions, agencies, and instrumentalities, the interest on which is exempt from regular federal income taxes and California state personal income taxes. Municipal securities are traded primarily in an over-the-counter market. Each may invest, without percentage limitations, in certain private activity bonds, the interest on which is treated as a preference item for purposes of the alternative minimum tax.

Under the Investment Company Act of 1940, as amended (1940 Act), the identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if only the assets and revenues of the non-governmental user back the bond, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.

The Funds invest principally in long-term municipal bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Municipal bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities.

The two principal classifications of municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although industrial development bonds (IDBs) are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Each Fund, with respect to 75% of its assets, will not purchase any revenue bonds if as a result of such purchase more than 5% of such Fund's assets would be invested in the revenue bonds of a single issuer.

The Funds may also invest in municipal notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Municipal Notes include:

     1. Tax Anticipation Notes and Revenue Anticipation Notes. Tax anticipation notes and revenue anticipation notes are issued to finance short-term working capital needs of political subdivisions. Generally, tax anticipation notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both tax and revenue anticipation notes.

     2. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Issues of municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Securities. A Fund may purchase floating or variable rate securities, including participation interests therein. Investments in floating or variable rate securities provide that the rate of interest is either pegged to money market rates or set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Treasury Bills or the prime rate of a major commercial bank. A floating rate or variable rate security generally provides that a Fund can demand payment of the obligation on short notice (daily or weekly, depending on the terms of the obligation) at an amount equal to par (face value) plus accrued interest. In unusual circumstances, the amount received may be more or less than the amount the Fund paid for the securities.

Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank or issuer, as the case may be, must be equivalent to the standards set forth with respect to taxable investments below.

The maturity of variable or floating rate obligations (including participation interests therein) is deemed to be the longer of (1) the notice period required before a Fund is entitled to receive payment of the obligation upon demand, or
(2) the period remaining until the obligation's next interest rate adjustment. If the Fund does not redeem the obligation through the demand feature, the obligation will mature on a specific date, which may range up to thirty years from the date of its issuance.

Participation Interests. From time to time, a Fund may purchase from banks, participation interests in all or part of specific holdings of municipal securities. A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security and provides the demand repurchase feature described above. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Fund has determined meets its prescribed quality standards. A Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, on short notice, for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. Each Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the municipal security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments are purchased by a Fund. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. The Funds currently do not purchase participation interests and have no current intention of doing so.

When-Issued Securities. Each Fund may purchase municipal securities on a "when-issued" basis, which means that delivery of and payment for securities normally take place in less than 45 days after the date of the buyer's purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result, the yields obtained and the market value of such securities may be higher or lower on the date the securities are actually delivered to the buyer. A Fund will generally purchase a municipal security sold on a when-issued basis with the intention of actually acquiring the securities on the settlement date.

A separate account consisting of cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments is established with the Fund's custodian in connection with any purchase of when-issued securities. The account is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. A Fund meets in respective obligation to purchase when-issued securities from outstanding cash balances, sale of other securities or, although it would not normally expect to do so, form the sale of the when-issued securities themselves (which may have a market value greater or lesser than the Fund's payment obligations).

Municipal securities purchased on a when-issued basis and the other securities held in each Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. Purchasing a municipal security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security purchased on a when-issued basis.

Standby Commitments. The Funds are authorized to acquire standby commitments issued by banks with respect to securities they hold, although the Funds have no present intention of investing any assets in standby commitments. These commitments would obligate the seller of the standby commitment to repurchase, at a Fund's option, specified securities at a specified price.

The price which a Fund would pay for municipal securities with standby commitments generally would be higher than the price which otherwise would be paid for the municipal securities alone, and the Fund would use standby commitments solely to facilitate portfolio liquidity. The standby commitment generally is for a shorter term than the maturity of the security and does not restrict in any way the Fund's right to dispose of or retain the security. There is a risk that the seller of a standby commitment may not be able to repurchase the security upon the exercise of the right to resell by the Fund. To minimize such risks, each Fund is presently authorized to acquire standby commitments solely from banks deemed creditworthy. The Board of Trustees may, in the future, consider whether the Funds should be permitted to acquire standby commitments from dealers. Prior to investing in standby commitments of dealers, a Fund, if it deems necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission for an exemptive order relating to such commitments and the valuation thereof. There can be no assurance that the Securities and Exchange Commission will issue such an order.

Standby commitments with respect to portfolio securities of a Fund with maturities of less than 60 days which are separate from the underlying portfolio securities are not assigned a value. The cost of any such standby commitments is carried as an unrealized loss from the time of purchase until it is exercised or expires. Standby commitments with respect to portfolio securities of a Fund with maturities of 60 days or more which are separate from the underlying portfolio securities are valued at fair value as determined in accordance with procedures established by the Board of Trustees. The Board of Trustees would, in connection with the determination of value of such a standby commitment, consider, among other factors, the creditworthiness of the writer of the standby commitment, the duration of the standby commitment, the dates on which or the periods during which the standby commitment may be exercised and the applicable rules and regulations of the Securities and Exchange Commission.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (1933 Act)) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Trustees, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Trustees make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. Each Fund may borrow money only from banks and only for temporary or emergency purposes (but not for the purchase of portfolio securities) in an amount not in excess of 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). Permitted borrowings may be secured or unsecured. The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets.

Taxable Investments. Under normal market conditions, each Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and California personal income tax. Such interest, however, may be subject to the federal alternative minimum tax.

Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of a Fund's net assets.

Except as otherwise specifically noted above, the Funds' investment strategies are not fundamental and a Fund, with the approval of the Board of Trustees, may change such strategies without the vote of shareholders.

Fund Policies

Each Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the outstanding voting securities of a Fund. Under these policies, a Fund may not:

- Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes but not for the purchase of portfolio securities) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). A Fund will not purchase additional portfolio securities if such Fund has outstanding borrowings in excess of 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

- Invest more than 25% of total assets at market value in any one industry; except that municipal securities and securities of the US Government, its agencies and instrumentality's are not considered an industry for purposes of this limitation;

- As to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentality's);

- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under the Deferred Compensation Plan for Directors;

- Purchase or hold any real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer, if to its knowledge, trustees or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

- Write or purchase put, call, straddle or spread options; purchase securities on margin or sell "short"; or underwrite the securities of other issuers, except that the Fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities;

- Purchase or sell commodities or commodity contracts including futures contracts; or

- Make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

A Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Temporary Defensive Position

In abnormal market conditions, if, in the judgment of a Fund, municipal securities satisfying a Fund's investment objectives may not be purchased, a Fund may, for defensive purposes, temporarily invest in instruments the interest on which is exempt from regular federal income taxes, but not state personal income taxes. Such securities would include those described under "California Municipal Securities" above that would otherwise meet the Fund's objectives.


Also, in abnormal market conditions, a Fund may invest on a temporary basis in fixed-income securities, the interest on which is subject to federal, state, or local income taxes, pending the investment or reinvestment in municipal securities of the proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as Treasury Bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated Aa3 or better by Moody's or AA- or better by S&P); prime commercial paper (rated P-1 by Moody's or A-1+/A-1 by S&P); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of US banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.


Portfolio Turnover

Portfolio transactions will be undertaken principally to accomplish a Fund's objective in relation to anticipated movements in the general level of interest rates but a Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary disparity in the normal yield relationship between the two securities.

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The portfolio turnover rates for the High-Yield Fund for the fiscal years ended September 30, 1998 and 1997 were 10.75% and 22.42%, respectively. The portfolio turnover rates for the Quality Fund for the fiscal years ended September 30, 1998 and 1997 were 30.82% and 12.16%, respectively. The fluctuation in portfolio turnover rates of each Fund resulted from conditions in the California municipal market. A Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.

                             Management of the Funds

Board of Trustees

The Board of Trustees provides broad supervision over the affairs of the Funds.

Management Information

Trustees and officers of the Funds, together with information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an "interested person" of the Funds, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

             Name,                                                                Principal
          (Age) and                Position(s) Held                          Occupation(s) During
           Address                     with Fund                                 Past 5 Years
           -------                     ---------                                 ------------

      William C. Morris*         Trustee, Chairman of the        Chairman, J. & W. Seligman & Co. Incorporated,
             (61)                Board, Chief Executive          Chairman and Chief Executive Officer, the Seligman
                                 Officer and Chairman of the     Group of investment companies; Chairman, Seligman
                                 Executive Committee             Advisors, Inc, Seligman Services, Inc., and Carbo
                                                                 Ceramics Inc., ceramic proppants for oil and gas
                                                                 industry; and Director, Seligman Data Corp.,
                                                                 Kerr-McGee Corporation, diversified energy company.
                                                                 Formerly, Director, Daniel Industries Inc.,
                                                                 manufacturer of oil and gas metering equipment.

        Brian T. Zino*           Trustee, President and Member   Director and President, J. & W. Seligman & Co.
             (46)                of the Executive Committee      Incorporated; President (with the exception of
                                                                 Seligman Quality Municipal Fund, Inc. and Seligman
                                                                 Select Municipal Fund, Inc.) and Director or Trustee,
                                                                 the Seligman Group of investment companies; Chairman,
                                                                 Seligman Data Corp.; Member of the Board of Governors
                                                                 of the Investment Company Institute and Director, ICI
                                                                 Mutual Insurance Company, Seligman Advisors, Inc.,
                                                                 and Seligman Services, Inc.

     Richard R. Schmaltz*        Trustee and Member of the       Director and Managing Director, Director of
             (58)                Executive Committee             Investments, J. & W. Seligman & Co. Incorporated;
                                                                 Director or Trustee, the Seligman Group of investment
                                                                 companies (except Seligman Cash Management Fund, Inc.);
                                                                 Director, Seligman Henderson Co., and Trustee Emeritus
                                                                 of Colby College. Formerly, Director, Investment
                                                                 Research at Neuberger & Berman from May 1993 to
                                                                 September 1996.


             Name,                                                                Principal
          (Age) and                Position(s) Held                          Occupation(s) During
           Address                     with Fund                                 Past 5 Years
           -------                     ---------                                 ------------

        John R. Galvin                      Trustee              Dean, Fletcher School of Law and Diplomacy at Tufts
             (69)                                                University; Director or Trustee, the Seligman Group
       Tufts University                                          of investment companies; Chairman Emeritus, American
        Packard Avenue,                                          Council on Germany; Governor of the Center for
       Medford, MA 02155                                         Creative Leadership; Director, Raytheon Co.,
                                                                 electronics; National Defense University; and the
                                                                 Institute for Defense Analysis.  Formerly, Director,
                                                                 USLIFE Corporation, life insurance; Ambassador, U.S.
                                                                 State Department for negotiations in Bosnia;
                                                                 Distinguished Policy Analyst at Ohio State University
                                                                 and Olin Distinguished Professor of National Security
                                                                 Studies at the United States Military Academy.  From
                                                                 June, 1987 to June, 1992, he was the Supreme Allied
                                                                 Commander, Europe and the Commander-in-Chief, United
                                                                 States European Command.

       Alice S. Ilchman                     Trustee              Retired President, Sarah Lawrence College; Director
             (64)                                                or Trustee, the Seligman Group of investment
      18 Highland Circle                                         companies; Trustee, the Committee for Economic
     Bronxville, NY 10708                                        Development; and Chairman, The Rockefeller
                                                                 Foundation, charitable foundation. Formerly, Trustee,
                                                                 The Markle Foundation, philanthropic organization; and
                                                                 Director, New York Telephone Company and International
                                                                 Research and Exchange Board, intellectual exchanges.

       Frank A. McPherson                   Trustee              Retired Chairman and Chief Executive Officer of
              (66)                                               Kerr-McGee Corporation; Director or Trustee, the
   2601 Northwest Expressway,                                    Seligman Group of investment companies; Director,
           Suite 805E                                            Kimberly-Clark Corporation, consumer products; Bank
    Oklahoma City, OK 73112                                      of Oklahoma Holding Company; Baptist Medical Center;
                                                                 Oklahoma Chapter of the Nature Conservancy; Oklahoma
                                                                 Medical Research Foundation; and National Boys and
                                                                 Girls Clubs of America; and Member of the Business
                                                                 Roundtable and National Petroleum Council.  Formerly,
                                                                 Chairman, Oklahoma City Public Schools Foundation;
                                                                 and Director, Federal Reserve System's Kansas City
                                                                 Reserve Bank and the Oklahoma City Chamber of
                                                                 Commerce.


             Name,                                                                Principal
          (Age) and                Position(s) Held                          Occupation(s) During
           Address                     with Fund                                 Past 5 Years
           -------                     ---------                                 ------------
         John E. Merow                      Trustee              Retired Chairman and Senior Partner, Sullivan &
             (69)                                                Cromwell, law firm; Director or Trustee, the Seligman
       125 Broad Street,                                         Group of investment companies; Director, Commonwealth
      New York, NY 10004                                         Industries, Inc., manufacturers of aluminum sheet
                                                                 products; the Foreign Policy Association; Municipal Art
                                                                 Society of New York; the U.S. Council for International
                                                                 Business; and New York Presbyterian Hospital; Chairman,
                                                                 American Australian Association; and New York
                                                                 Presbyterian Healthcare Network, Inc.; Vice-Chairman,
                                                                 the U.S.-New Zealand Council; and Member of the
                                                                 American Law Institute and Council on Foreign
                                                                 Relations.


        Betsy S. Michel                     Trustee              Attorney; Director or Trustee, the Seligman Group of
             (56)                                                investment companies; Trustee, The Geraldine R. Dodge
         P.O. Box 449                                            Foundation, charitable foundation; and Chairman of
      Gladstone, NJ 07934                                        the Board of Trustees of St. George's School
                                                                 (Newport, RI).  Formerly, Director, the National
                                                                 Association of Independent Schools (Washington, DC).

        James C. Pitney                      Trustee             Retired Partner, Pitney, Hardin, Kipp & Szuch, law
             (72)                                                firm; Director or Trustee, the Seligman Group of
 Park Avenue at Morris County,                                   investment companies.  Formerly, Director, Public
 P.O. Box 1945, Morristown, NJ                                   Service Enterprise Group, public utility.
             07962

       James Q. Riordan                     Trustee              Director or Trustee, the Seligman Group of investment
             (71)                                                companies; Director, The Houston Exploration Company;
       675 Third Avenue,                                         The Brooklyn Museum, KeySpan Energy Corporation; and
          Suite 3004                                             Public Broadcasting Service; and Trustee, the
      New York, NY 10017                                         Committee for Economic Development.  Formerly,
                                                                 Co-Chairman of the Policy Council of the Tax
                                                                 Foundation; Director, Tesoro Petroleum Companies,
                                                                 Inc. and Dow Jones & Company, Inc.; Director and
                                                                 President, Bekaert Corporation; and Co-Chairman,
                                                                 Mobil Corporation.


       Robert L. Shafer                     Trustee              Retired Vice President, Pfizer Inc.; Director or
             (66)                                                Trustee, the Seligman Group of investment companies.
     96 Evergreen Avenue,                                        Formerly, Director, USLIFE Corporation.
         Rye, NY 10580

             Name,                                                                Principal
          (Age) and                Position(s) Held                          Occupation(s) During
           Address                     with Fund                                 Past 5 Years
           -------                     ---------                                 ------------

       James N. Whitson                      Trustee             Director and Consultant, Sammons Enterprises, Inc.;
             (64)                                                Director or Trustee, the Seligman Group of investment
    6606 Forestshire Drive                                       companies; Director, C-SPAN and CommScope, Inc.,
       Dallas, TX 75230                                          manufacturer of coaxial cables.  Formerly, Executive
                                                                 Vice President, Chief Operating Officer, Sammons
                                                                 Enterprises, Inc.; and Director, Red Man Pipe and
                                                                 Supply Company, piping and other materials.

        Thomas G. Moles          Vice President and Senior       Director and Managing Director, J. & W. Seligman &
              (56)               Portfolio Manager               Co. Incorporated; Vice President and Senior Portfolio
                                                                 Manager, three other open-end investment companies in
                                                                 the Seligman Group of investment companies; President
                                                                 and Senior Portfolio Manager, Seligman Quality
                                                                 Municipal Fund, Inc. and Seligman Select Municipal
                                                                 Fund, Inc., closed-end investment companies; and
                                                                 Director, Seligman Advisors, Inc. and Seligman
                                                                 Services, Inc.

       Lawrence P. Vogel                 Vice President          Senior Vice President, Finance, J. & W. Seligman &
             (42)                                                Co. Incorporated, Seligman Advisors, Inc., and
                                                                 Seligman Data Corp.; Vice President, the Seligman Group
                                                                 of investment companies and Seligman Services, Inc.;
                                                                 and Vice President and Treasurer, Seligman
                                                                 International, Inc.; and Treasurer, Seligman Henderson
                                                                 Co.

        Frank J. Nasta                     Secretary             General Counsel, Senior Vice President, Law and
             (34)                                                Regulation and Corporate Secretary, J. & W. Seligman
                                                                 & Co. Incorporated; Secretary, the Seligman Group of
                                                                 investment companies, Seligman Advisors, Inc.,
                                                                 Seligman Henderson Co., Seligman Services, Inc.,
                                                                 Seligman International, Inc. and Seligman Data Corp.


         Thomas G. Rose                    Treasurer             Treasurer, the Seligman Group of investment companies
              (41)                                               and Seligman Data Corp.

The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Funds for which no market valuation is available, and to elect or appoint officers of the Funds to serve until the next meeting of the Board.

Trustees and officers of the Funds are also directors and officers of some or all of the other investment companies in the Seligman Group.

Compensation

                                                                          Pension or             Total Compensation
                                                       Aggregate       Retirement Benefits         from Funds and
            Name and                                 Compensation      Accrued as Part of         Fund Complex Paid
       Position with Funds                          from Funds (1)       Fund Expenses           to Trustees (1)(2)
       -------------------                          --------------       -------------           ------------------
William C. Morris, Trustee and Chairman                  N/A                 N/A                         N/A
Brian T. Zino, Trustee and President                     N/A                 N/A                         N/A
Richard R. Schmaltz, Trustee                             N/A                 N/A                         N/A
John R. Galvin, Trustee                               $1,292                 N/A                     $77,000
Alice S. Ilchman, Trustee                              1,148                 N/A                      70,000
Frank A. McPherson, Trustee                            1,249                 N/A                      75,000
John E. Merow, Trustee                                 1,230                 N/A                      74,000
Betsy S. Michel, Trustee                               1,292                 N/A                      77,000
James C. Pitney, Trustee                               1,189                 N/A                      72,000
James Q. Riordan, Trustee                              1,189                 N/A                      72,000
Robert L. Shafer, Trustee                              1,189                 N/A                      72,000
James N. Whitson, Trustee                              1,292(d)              N/A                      77,000(d)

(1) For the Funds' fiscal year ended September 30, 1998. Effective January 16, 1998, the per meeting fee for Trustees was increased by $1,000, which is allocated among all funds in the Fund Complex.

(2) The Seligman Group of investment companies consists of eighteen investment companies.

(d)  Deferred.


Seligman Municipal Series Trust has a compensation arrangement under which outside trustees may elect to defer receiving their fees. Seligman Municipal Series Trust has adopted a Deferred Compensation Plan under which a trustee who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of any of the investment companies advised by J. & W. Seligman & Co. Incorporated, as designated by the trustee. The cost of such fees and earnings is included in trustees' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Funds' financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Funds to Mr. Whitson as of September 30, 1998 was $10,127.


Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation in the amounts of $22,637 and $16,572, respectively, as of September 30, 1998.


Each Fund may, but is not obligated to, purchase shares of the Seligman Group of investment companies to hedge its obligations in connection with the Deferred Compensation Plan.


Sales Charges

Class A shares of the Funds may be issued without a sales charge to present and retired directors, trustees, officers, employees (and their family members) of the Funds, the other investment companies in the Seligman Group, and J. & W. Seligman & Co. Incorporated and its affiliates. Family members are defined to include lineal descendents and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by J. & W. Seligman & Co. Incorporated or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to the Funds.

Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

               Control Persons and Principal Holders of Securities


Control Persons

As of May 14, 1999, there was no person or persons who controlled any of the Funds, either through significant ownership of Fund shares or any other means of control.

Principal Holders

As of May 14, 1999, MLPF&S for the Sole Benefit of Its Customers, Attn Fund Administration, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246 owned of record 8.13% of Quality Fund's Class A shares then outstanding and 52.84% of Quality Fund's Class D shares then outstanding. As of the same date, the same entity owned of record 6.92% of the High-Yield Fund's Class A shares then outstanding and 25.77% of the High-Yield Fund's Class D shares then outstanding.

As of May 14, 1999, Roy M. Adams, TTEE JW Family Trust #4 Separate, FBO J. Gigloiotti, 153 East 53rd Street, New York, New York 10022-4675 owned of record
7.51 % of the High-Yield Fund's Class A shares then outstanding and A&D Christopher Ranch, 305 Bloomfield Avenue, Gilroy, CA 95020 owned of record 12.44% of the High-Yield Fund's Class D shares then outstanding. As of the same date, the following entities owned of record over 5% of the Quality Fund's Class D shares then outstanding

     6.03%    BT Alex Brown Incorporated, PO Box 1346, Baltimore, MD 21203

     5.57% CIBC World Markets Corp., PO Box 3484 Church Street Station New York, New York 10008-3484

    12.48%    Eric Paul Shaber, 3076 Washington Street, San Francisco, CA 94115.

Management Ownership

Trustees and officers of the Funds as a group owned less than 1% of the outstanding Class A shares of beneficial interest of the High-Yield Fund as of May 14, 1999. As of the same date, no Trustees or officers of the Funds owned Class A shares of beneficial interest of the Quality Fund or Class D shares of beneficial interest of either Fund.


                     Investment Advisory and Other Services

Investment Manager

J. & W. Seligman & Co. Incorporated (Seligman) manages the Funds. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. On December 29, 1988, a majority of the outstanding voting securities of Seligman was purchased by Mr. William C. Morris and a simultaneous recapitalization of Seligman occurred. See Appendix C for further history of Seligman.

All of the officers of the Funds listed above are officers or employees of Seligman. Their affiliations with the Funds and with Seligman are provided under their principal business occupations.

The Funds pay Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to .50% per annum of each Fund's average daily net assets. The following chart indicates the management fees paid by each Fund as well as the percentage such fees represents of each Fund's average daily net assets for the fiscal years ended September 30, 1998, 1997, and 1996.

                                                                  Percentage of
                          Fiscal Year         Management          Average Daily
Fund                         Ended           Fee Paid ($)        Net Assets (%)
----                         -----           ------------        --------------

High-Yield Fund             9/30/98            303,287                 .50
                            9/30/97            266,730                 .50
                            9/30/96            252,643                 .50

Quality Fund                9/30/98            442,776                 .50
                            9/30/97            461,278                 .50
                            9/30/96            483,123                 .50

The Funds pay all of their expenses other than those assumed by Seligman, including brokerage commissions, if any, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Funds and their shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of the Trustees of the Funds not employed by or serving as a director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. These expenses are allocated between the Funds in a manner determined by the Trustees to be fair and equitable.

The Management Agreement also provides that Seligman will not be liable to the Funds for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

Each Fund's Management Agreement was unanimously approved by the Trustees at a Meeting held on October 11, 1988 and was approved by the shareholders of each Fund at a meeting held on December 15, 1988. Each Management Agreement will continue in effect until December 31 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Trustees or of the outstanding voting securities of the Fund and by a vote of a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party) and (2) if Seligman shall not have notified the Series at least 60 days prior to the anniversary date of the previous continuance that it does not desire such continuance. A Management Agreement may be terminated by a Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. Each Fund has agreed to change its name upon termination of its Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.

Officers, directors and employees of Seligman are permitted to engage in personal securities transactions, subject to Seligman's Code of Ethics. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Compliance Officer, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits each of the officers, directors and employees (including all portfolio managers) of Seligman from purchasing or selling any security that the officer, director, or employee knows or believes (1) was recommended by Seligman for purchase or sale by any client, including the Fund, within the preceding two weeks, (2) has been reviewed by Seligman for possible purchase or sale within the preceding two weeks, (3) is being purchased or sold by any client, (4) is being considered by a research analyst, (5) is being acquired in a private placement, unless prior approval has been obtained from Seligman's Compliance Officer, or (6) is being acquired during an initial or secondary public offering. The Code of Ethics also imposes a strict standard of confidentiality and requires portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

The Code of Ethics also prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages; and (2) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.

Officers, directors, and employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.

Principal Underwriter


Seligman Advisors, Inc. (Seligman Advisors), an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Funds and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Funds. Those individuals identified above under "Management Information" as trustees or officers of both the Funds and Seligman Advisors are affiliated persons of both entities.


Services Provided by the Investment Manager

Under the Management Agreements, each dated December 29, 1988, subject to the control of the Board of Trustees, Seligman manages the investment of the assets of each Fund, including making purchases and sales of portfolio securities consistent with each Fund's investment objectives and policies, and administers their business and other affairs. Seligman provides the Funds with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of trustees of the Funds who are employees or consultants of Seligman and of the officers and employees of the Funds. Seligman also provides senior management for Seligman Data Corp., the Funds' shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to either of the Funds.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise either Fund with respect to its investments.

Dealer Reallowances


Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of each Fund, as set forth below:

Class A shares:

                                                                                   Regular Dealer
                                     Sales Charge           Sales Charge             Reallowance
                                      as a % of            as a % of Net              As a % of
Amount of Purchase                Offering Price(1)       Amount Invested          Offering Price
------------------                -----------------       ---------------          --------------
Less than    $ 50,000                    4.75%                 4.99%                      4.25%
$50,000   -  $ 99,999                    4.00                  4.17                       3.50
$100,000  -  $249,999                    3.50                  3.63                       3.00
$250,000  -  $499,999                    2.50                  2.56                       2.25
$500,000  -  $999,999                    2.00                  2.04                       1.75
$1,000,000  and over(2)                    0                     0                          0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

(2) You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

Class C shares:

                                                                                   Regular Dealer
                                      Sales Charge          Sales Charge             Reallowance
                                        as a % of           as a % of Net             As a % of
Amount of Purchase                  Offering Price(1)      Amount Invested         Offering Price
------------------                  -----------------      ---------------         --------------
Less than    $100,000                     1.00%                 1.01%                    1.00%
$100,000  -  $249,999                     0.50                  0.50                     0.50
$250,000  -  $1,000,000(2)                 0                      0                        0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

(2) Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more, you will pay less in fees and charges if you buy Class A shares.

Seligman Services, Inc. (Seligman Services), an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the Funds' fiscal years ended September 30, 1998, 1997, and 1996, Seligman Services received commissions in the following amounts:


Fund                                      Commissions Paid to Seligman Services
----                                      -------------------------------------
                                           1998          1997           1996
                                           ----          ----           ----
High-Yield Fund                           $1,887        $  495         $   28
Quality Fund                               1,346         1,571          2,241

Rule 12b-1 Plan

Seligman Municipal Series Trust has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.


Under the 12b-1 Plan, each Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class C and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the

Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from each Fund. Payments made by each Fund under its Rule 12b-1 Plan are intended to be used to encourage sales of such Fund, as well as to discourage redemptions.


Fees paid by each Fund under its 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of a Fund are allocated between the classes in accordance with a methodology approved by the Funds' Board of Directors. Each Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A

Under the 12b-1 Plan, each Fund, with respect to Class A shares, is permitted to pay quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of the Class A shares. These fees are used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations currently receive from Seligman Advisors a continuing service fee of up to .10% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Directors and may not be increased from .10% without approval of the Directors. The Funds are not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expenses incurred in one fiscal year by Seligman Advisors with respect to Class A shares of a Fund may be paid from Class A 12b-1 fees received from that Fund in any other fiscal year. If the 12b-1 Plan is terminated in respect of Class A shares of any Fund, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors with respect to Class A shares. The total amount paid by each Fund to Seligman Advisors in respect of Class A shares for the fiscal year ended September 30, 1998 was as follows:

                                           Total               % of Average
       Fund                              Fees Paid              Net Assets
       ----                              ---------              ----------
       High-Yield Fund                    $50,741                  .09%
       Quality Fund                        79,348                  .09


Class C

Under the 12b-1 Plan, each Fund, with respect to Class C shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. The fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of .75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of .25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Funds. The Funds do not pay any 12b-1 fees in respect of Class C shares for the fiscal year ended September 30, 1998 because no Class C shares were issued or outstanding during such period.

Class D


Under the 12b-1 Plan, each Fund, with respect to Class D shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of Class D shares. This fee is used by Seligman Advisors, as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of each Fund. The total amount paid by each Fund in respect of Class D shares for the fiscal year ended September 30, 1998 was equal to 1% per annum of the average daily net assets of Class D shares, as follows:


                                                   Total
             Fund                                Fees Paid
             ----                                ---------
             High-Yield Fund                      $50,584
             Quality Fund                          19,565

The amounts expended by Seligman Advisors in any one year with respect to Class D shares of a Fund may exceed the 12b-1 fees paid by each Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisers in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 Plan fees received; however, in any fiscal year the Funds are not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 1998 there were $18,087 and $8,119, respectively, of unreimbursed expenses incurred in respect of the High-Yield Fund and the Quality Fund under the 12b-1 Plan with respect to Class D shares which is equal to .28% and .35%, respectively, of the net assets of Class D shares of the High-Yield Fund and the Quality Fund at September 30, 1998.

If the 12b-1 Plan is terminated in respect of Class D shares of a Fund, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors with respect to Class D shares.


Payments made by the Funds under the 12b-1 Plan for fiscal year ended September 30, 1998, were spent on the following activities in the following amounts (no Class C shares were outstanding during such fiscal year):


                              Compensation to    Compensation to
     Fund/Class                 Underwriters      Broker/Dealers
     ----------                 ------------      --------------

High-Yield Fund/A                 $50,741                ---
High-Yield Fund/D                 $21,095            $21,094

Quality/A                         $79,348                ---
Quality/D                          $5,397            $14,168

The 12b-1 Plan was approved on July 16, 1992 by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Qualified Trustees") and was approved by shareholders of the Funds on November 23, 1992. The 12b-1 Plan became effective on January 1, 1993. Amendments to the 12b-1 Plan were approved in respect of the Class D shares on November 18, 1993 by the Trustees, including a majority of the Qualified Trustees, and became effective with respect to the Class D shares on February 1, 1994. The 12b-1 Plan was approved in respect of Class C shares on May 20, 1999 by the Trustees, including a majority of the Qualified Trustees, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable under the terms of the 12b-1 Plan without the approval of a majority of the outstanding voting securities of each Fund and no material amendment to the 12b-1 Plan may be made except with the approval of a majority of both the Trustees and the Qualified Trustees in accordance with the applicable provisions of the 1940 Act and the rules thereunder.


The 12b-1 Plan requires that the Treasurer of the Funds shall provide to the Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended (and purposes therefor) made under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Trustees who are not "interested persons" of the Funds be made by such disinterested Trustees.


Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation from the Funds pursuant to the 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the fiscal years ended September 30, 1998, 1997, and 1996, Seligman Services received distribution and service fees from the Funds pursuant to the 12b-1 Plan, as follows:


                                  Distribution and Service Fees Paid to
                                            Seligman Services
                                            -----------------

       Fund                          1998           1997             1996
       ----                          ----           ----             ----
       High-Yield Fund             $1,597         $1,414           $1,592
       Quality                      2,602          2,688            2,753

                    Brokerage Allocation and Other Practices

Brokerage Transactions

For the fiscal years ended September 30, 1998, 1997, and 1996, no brokerage commissions were paid by either of the Funds. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

In over-the-counter markets, the Funds deal with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Funds may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

Commissions

For the fiscal years ended September 30, 1998, 1997, and 1996, the Funds did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Funds, Seligman, or Seligman Advisors.

Regular Broker-Dealers

During the Funds' fiscal year ended September 30, 1998, none of the Funds acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

               Shares of Beneficial Interest and Other Securities

Shares of Beneficial Interest


Seligman Municipal Series Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.001, in separate series. To date, four series have been authorized, the Funds being two of them. Each Fund has three classes, designated Class A shares of beneficial interest, Class C shares of beneficial interest, and Class D shares of beneficial interest. Each share of a Fund's Class A, Class C, and Class D beneficial interest is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Massachusetts law. Seligman Municipal Series Trust has adopted a multiclass plan pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes. In accordance with the Declaration of Trust, the Board of Trustees may authorize the creation of additional classes of beneficial interest with such characteristics as are permitted by the multiples plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of trustees. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.


Other Securities

Seligman Municipal Series Trust has no authorized securities other than its shares of beneficial interest.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.


Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:


Volume Discounts are provided if the total amount being invested in Class A shares of a Fund alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of a Fund and shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Advisors is notified by an investor or a dealer of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.



Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund Prospectus, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.


Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that a Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Funds' shareholder service agent. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp. Section 403(b) Plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or member of eligible employees.


Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.


Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors;

(4)  to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6) to accounts of financial institutions or broker/dealers that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;

(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors;

(9)  to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Funds' Prospectus, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. Purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Systematic Withdrawals. Class C and Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of a Fund, may use the Systematic Withdrawal Plan to withdraw up to 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class C and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:


(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)  in connection with (1) distributions from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Directors of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program.


If, with respect to a redemption of any Class A, Class C and Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.


Fund Reorganizations


Class A and Class C shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.


Payment in Securities. In addition to cash, the Funds may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Funds do not presently intend to accept securities in payment for Fund shares. Generally, a Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Funds will not accept restricted securities in payment for shares. The Funds will value accepted securities in the manner provided for valuing portfolio securities.

Offering Price


When you buy or sell Fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.

NAV per share of each class of a Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. A Fund will also determine NAV for each class on each day in which there is a sufficient degree of trading in the Fund's portfolio securities that the NAV of Fund shares might be materially affected. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class C shares and Class D shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution and other class expenses accrual differential between the classes.


The securities in which the Funds invest are traded primarily in the over-the-counter market. Municipal securities and other short-term holdings maturing in more than 60 days are valued on the basis of quotations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. In the absence of such quotations, fair value will be determined in accordance with procedures approved by the Trustees. Short-term holdings having remaining maturities of 60 days or less are generally valued at amortized cost.

Generally, trading in certain securities such as municipal securities, corporate bonds, US Government securities, and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of a Fund's shares are computed as of such times.

Specimen Price Make-Up


Under the current distribution arrangements between the Funds and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class D shares are sold at NAV(2). Using each Class's NAV at March 31, 1999, (except Class C shares, which commences operations effective June 1, 1999) the maximum offering price of the Funds' shares is as follows:


                                     Class A

                        NAV           Maximum Sales Charge        Offering Price
Fund                 Per Share      (4.75% of Offering Price)       to Public
----                 ---------      -------------------------       ---------
High-Yield Fund        $6.68                  $.33                    $7.01
Quality Fund            6.88                   .34                     7.22

                                     Class D

                                       NAV and Offering
           Fund                       Price Per Share(2)
           ----                       ------------------
     High-Yield Fund                         $6.69
     Quality Fund                             6.86
---------------
(1) In addition to the 1.00% front-end sales charge, Class C shares are subject to a 1% CDSC if you redeem your shares within eighteen months of purchase.

(2) Class D shares are also subject to a 1% CDSC if you redeem your shares within one year of purchase.


Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the Securities and Exchange Commission. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              Taxation of the Funds

Each of the Funds is treated as a separate corporation for federal income tax purposes. As a result, determinations of net investment income, exempt-interest dividends and net long-term and short-term capital gain and loss will be made separately for each Fund.

Each of the Funds is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, a Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (1) at least 90% of the annual gross income of a Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (2) and a Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, US Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities).

Federal Income Taxes

If, at the end of each quarter of its taxable year, at least 50% of a Fund's total assets is invested in obligations exempt from regular federal income tax, the Fund will be eligible to pay dividends that are excludable by shareholders from gross income for regular federal income tax purposes. The total amount of such exempt interest dividends paid by a Fund cannot exceed the amount of federally tax-exempt interest received by the Fund during the year less any expenses allocable to the Fund.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder, except that the portion of net capital gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year. Net Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Distributions from a Fund's other investment income (other than exempt interest dividends) or from net realized short-term gain will taxable to shareholders as ordinary income, whether received in cash or invested in additional shares. Distributions generally will not be eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by a Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.

Interest on indebtedness incurred or continued to purchase or carry shares of any Fund will not be deductible for federal income tax purposes to the extent that the Fund's distributions are exempt from federal income tax.

Any gain or loss realized upon a sale or redemption of shares in a Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of a Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of a Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may be "substantial users" (or "related person" of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult the tax advisors before purchasing shares of any Fund.

California Taxes

In the opinion of Sullivan & Cromwell, counsel to the Funds, provided that at the end of each quarter of its taxable year at least 50% of the total assets of the High-Yield Fund or Quality Fund consist of federally tax-exempt obligations of the State of California and its political subdivisions ("California Municipal Securities"), shareholders of each such Fund who are subject to California State taxation on dividends will not be subject to California personal income taxes on dividends from that Fund attributable to interest received by each such Fund on California Municipal Securities as well as on certain other federally tax-exempt obligations the interest on which is exempt from California personal income taxes. To the extent that the distributions are derived from other income, including long- or short-term capital gains, such distributions will not be exempt from California personal income taxation, and, further to the extent that they constitute long-term capital gain dividends they will be taxed as long-term gain to a shareholder.

Interest on indebtedness incurred or continued to purchase or carry shares of the High-Yield Fund or Quality Fund will not be deductible for California personal income tax purposes to the extent such Fund distributions are exempt from California personal income tax.

Prospective investors should be aware that an investment in these Funds may not be suitable for persons who are not residents of the State of California or who do not receive income subject to income taxes of the State.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Funds are required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. The rate of backup withholding is 31%. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, a Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Funds also reserve the right to close any account which does not have a certified taxpayer identification number.

                                  Underwriters

Distribution of Securities

Seligman Municipal Fund Series and Seligman Advisors are parties to a Distributing Agreement dated January 1, 1993 under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Funds. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Funds' shares of beneficial interest, Seligman Advisors allows reallowances to all dealers on sales of Class A shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.


Total initial sales charges paid by shareholders of Class A shares of the Funds for the fiscal years ended September 30, 1998, 1997, and 1996 are shown below. Also shown are the amounts of Class A sales charges that were retained by Seligman Advisors. No Class C shares of each Fund were issued or outstanding during such fiscal years:


                                      1998

                             Total Sales Charges Paid    Amount of Class A Sales
                                  by Shareholders         Charges Retained by
Fund                             On Class A Shares          Seligman Advisors
----                             -----------------          -----------------
High-Yield Fund                       $137,920                    $17,349
Quality Fund                            99,647                     11,984

                                      1997

                             Total Sales Charges Paid    Amount of Class A Sales
                                  by Shareholders         Charges Retained by
Fund                             On Class A Shares          Seligman Advisors
----                             -----------------          -----------------
High-Yield Fund                       $146,934                    $17,268
Quality Fund                            55,181                      6,928

                                      1996

                             Total Sales Charges Paid    Amount of Class A Sales
                                  by Shareholders         Charges Retained by
Fund                             On Class A Shares          Seligman Advisors
----                             -----------------          -----------------
High-Yield Fund                       $114,640                    $14,028
Quality Fund                           118,847                     14,194

Compensation

Seligman Advisors received the following commissions and other compensation from the Funds during its fiscal year ended September 30, 1998:

                         Net Underwriting        Compensation on
                          Discounts and          Redemptions and
                           Commissions             Repurchases
                          (Class A Sales       CDSC on Class A and        Brokerage             Other
Fund                    Charges Retained)       Class D Retained)        Commissions         Compensation
----                    -----------------       -----------------        -----------         ------------
High-Yield Fund              $17,349                  $6,508                  $0                  $0
Quality Fund                  11,984                     939                   0                   0

Other Payments

Seligman Advisors shall pay broker/dealers, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay broker/dealers, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows:
1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.

Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by Seligman during a specified period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                         Calculation of Performance Data

Class A

The annualized yield for the 30-day period ended September 30, 1998 for the Class A shares of the High-Yield Fund and the Quality Fund were 3.94% and 3.74%, respectively. The annualized yield was computed by dividing a Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 4.75% of the net amount invested) on September 30, 1998, which was the last day of this period. The average number of Class A shares of the High-Yield Fund and the Quality Fund was 8,530,049 and 12,134,701, respectively, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yields for the Class A shares of the High-Yield Fund and the Quality Fund for the 30-day period ended September 30, 1998 were 7.19% and 6.83%, respectively. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus 45.22% (which assumes the maximum combined federal and state income tax rate for individual taxpayers that are subject to California's personal income taxes). Then the small portion of the yield attributable to securities the income of which was exempt only for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class A shares' yield, if any, that was attributable to securities the income of which was not tax-exempt.

The average annual total returns for the one-year period ended September 30, 1998 for the Class A shares of the High-Yield Fund and the Quality Fund were 3.30% and 3.49%, respectively. The average annual total returns for the five-year period ended September 30, 1998 for the Class A shares of the High-Yield Fund and the Quality Fund were 5.49% and 4.80%, respectively. The average annual total returns for the ten-year period ended September 30, 1998 for the Class A shares of the High-Yield Fund and the Quality Fund were 7.46% and 7.53%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of each Fund. From this $1,000, the maximum sales load of $47.50 (4.75% of public offering price) was deducted. It was then assumed that all of the dividends and distributions by each Fund's Class A shares over the relevant time period were reinvested. It was then assumed that at the end of the one-year period, the five-year period, and the ten-year period of each Fund, the entire amount was redeemed. The average annual total return was then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).

Class D

The annualized yields for the 30-day period ended September 30, 1998 of the Class D shares of the High-Yield Fund and the Quality Fund were 3.25% and 3.06%, respectively. The annualized yield was computed as for Class A shares by dividing a Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value) on September 30, 1998 which was the last day of this period. The average number of Class D shares of the High-Yield Fund and the Quality Fund was 939,129 and 313,646, respectively, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yields for the 30-day period ended September 30, 1998 for the Class D shares of the High-Yield Fund and the Quality Fund were 5.93% and 5.59%, respectively. The tax equivalent annualized yield was computed as discussed above for Class A shares.

The average annual total returns for the Class D shares of the High-Yield Fund and the Quality Fund for the one-year period ended September 30, 1998 were 6.47% and 6.71%, respectively. The average annual total return for the period since inception through September 30, 1998 for the High-Yield Fund and the Quality Fund were 5.48% and 4.77%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class D shares of each Fund and that all of the dividends and distributions by each Fund's Class D shares over the relevant time period were reinvested. It was then assumed that at the end of the one-year period and the period since inception of each Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.


Class C shares are a new class, effective June 1, 1999, so no performance data is presented.


The tables below illustrate the total returns on a $1,000 investment in each of the Fund's Class A and Class D shares for the ten years ended September 30, 1998 or from a Class's inception through September 30, 1998, assuming investment of all dividends and capital gain distributions.

                                     Class A

   Fund/             Value of          Value of                         Total Value
   Year              Initial         Capital Gain       Value of             Of              Total
  Ended(1)        Investment(2)     Distributions       Dividends      Investment(2)     Return(1)(3)
  --------        -------------     -------------       ---------      -------------     ------------
High-Yield
 9/30/89            $  966              $  9              $ 69            $1,044
 9/30/90               939                26               138             1,103
 9/30/91               988                28               225             1,241
 9/30/92             1,010                31               311             1,352
 9/30/93             1,023                73               401             1,497
 9/30/94               958                86               459             1,503
 9/30/95               983                89               564             1,636
 9/30/96               988                95               659             1,742
 9/30/97             1,004               123               767             1,894
 9/30/98             1,033               136               886             2,055             105.42%

 Quality
 9/30/89            $  980              $  1              $ 66            $1,047
 9/30/90               942                19               130             1,091
 9/30/91             1,007                27               214             1,248
 9/30/92             1,038                31               298             1,367
 9/30/93             1,103                57               397             1,557
 9/30/94               968                81               423             1,472
 9/30/95             1,007               100               525             1,632
 9/30/96             1,022               104               620             1,746
 9/30/97             1,059               108               734             1,901
 9/30/98             1,092               121               853             2,066             106.61%

                                     Class D

  Fund/              Value of          Value of                         Total Value
   Year              Initial         Capital Gain       Value of             Of              Total
  Ended(1)        Investment(2)     Distributions       Dividends      Investment(2)     Return(1)(3)
  --------        -------------     -------------       ---------      -------------     ------------
High-Yield
 9/30/94            $  946             $ ---              $ 29            $  975
 9/30/95               971               ---                80             1,051
 9/30/96               975                 4               130             1,109
 9/30/97               992                20               182             1,194
 9/30/98             1,020                27               236             1,238              28.27%

 Quality
 9/30/94            $  895             $ ---              $ 25            $  920
 9/30/95               929                10                69             1,008
 9/30/96               945                12               114             1,071
 9/30/97               978                12               164             1,154
 9/30/98             1,009                18               216             1,243              24.28%

----------
1 For the ten-year period ended September 30, 1998 for Class A shares; and from commencement of operations for Class D shares on February 1, 1994.

2 The "Value of Initial Investment" as of the date indicated reflects the effect of the maximum sales charge and CDSC, if applicable, assumes that all dividends and capital gain distributions were taken in cash, and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" reflects the effect of the CDSC, if applicable, and assumes investment of all dividends and capital gain distributions.

3 Total return for each Class of a Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified, subtracting the maximum sales load or CDSC, if applicable; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its value at the end of the period by the amount of the hypothetical initial investment.

Each Fund's total returns and average annual total returns for Class A shares quoted above do not reflect the deduction of 12b-1 fees for periods prior to January 1, 1993, because the 12b-1 Plan was implemented on that date. If these fees were reflected, the performance results presented would have been lower.

                              Financial Statements


The Annual Report to Shareholders of Seligman Municipal Series Trust for the fiscal year ended September 30, 1998 and the Mid-Year Report to Shareholders for the fiscal six-month period ended March 31, 1999, contain a schedule of the investments of the Funds as of September 30, 1998 and March 31, 1999, respectively, as well as certain other financial information . The financial statements and notes included in the Annual Report, the Mid-Year Report, and the Independent Auditors' Reports thereon, are incorporated herein by reference. The Annual Report and Mid-Year Report will be furnished, without charge, to investors who request copies of this SAI.


                               General Information

The Trustees are authorized to classify or reclassify and issue any shares of beneficial interest of the Trust into any number of other classes without further action by shareholders. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class.

As a general matter, the Trust will not hold annual or other meetings of the shareholders. This is because the Declaration of Trust provides for shareholder voting only (a) for the election or removal of one or more Trustees if a meeting is called for that purpose, (b) with respect to any contract as to which shareholder approval is required by the 1940 Act, (c) with respect to any termination or reorganization of the Trust or any series, including the Fund, to the extent and as provided in the Declaration of Trust, (d) with respect to any amendment of the Declaration of Trust (other than amendments establishing and designating new series, abolishing series when there are no units thereof outstanding, changing the name of the Trust or the name of any series, supplying any omission, curing any ambiguity or curing, correcting or supplementing any provision thereof which is internally inconsistent with any other provision thereof or which is defective or inconsistent with the 1940 Act or with the requirements of the Code, or applicable regulations for the Fund's obtaining the most favorable treatment thereunder available to regulated investment companies), which amendments require approval by a majority of the Shares entitled to vote, (e) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, and (f) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Declaration of Trust, the By-laws of the Trust, any registration of the Trust with the Securities and Exchange Commission (the "Commission") or any state, or as the Trustees may consider necessary or desirable. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

The shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of the Trust's outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten percent of its shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1 per centum of the outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustee shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of requests. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statement so filed, the Commission may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not significantly affect any interest of such series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of trustees from the separate voting requirements of the Rule.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a series' assets for any shareholder held personally liable for obligations of such series.

Custodian. Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Funds. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Funds.

Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Funds. Their address is Two World Financial Center, New York, NY 10281.

                                   Appendix A

Moody's Investors Service, Inc. ("Moody's")
Municipal Bonds

     Aaa: Municipal bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Municipal bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Municipal bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Municipal bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

     Ba: Municipal bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Municipal bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Municipal bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Municipal bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

     C: Municipal bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

     Moody's ratings for Municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing or by established and broad-based access to the market for refinancing. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. Loans bearing the designation MIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Commercial Paper

     Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

     The designation "Prime-2" or "P-2" indicates that the issuer has a strong capacity for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issues rated "Not Prime" do not fall within any of the Prime rating categories.

Standard & Poor's Corporation ("S&P")
Municipal Bonds

     AAA: Municipal bonds rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

     AA: Municipal bonds rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A: Municipal bonds rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although they are somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Municipal bonds rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

     C: The rating C is reserved for income bonds on which no interest is being paid.

     D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

Municipal Notes

     SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Satisfactory capacity to pay principal and interest.

Commercial Paper

     S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

     A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

     C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

     D: Debt rated "D" is in payment default.

     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

     The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.




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

                                   Appendix B

      RISK FACTORS REGARDING INVESTMENTS IN CALIFORNIA MUNICIPAL SECURITIES

The following information as to certain California considerations is provided to investors in view of the Fund's policy of investing primarily in securities of California issuers. Such information is derived from public official documents relating to securities offerings of California issuers which are generally available to investors. The Fund has no reason to believe that any of the statements in such public official documents are untrue but has not independently verified such statements. The following information constitutes only a brief summary of the information in such public official documents and does not purport to be a complete description of all considerations regarding investment in California municipal securities.

California's economy, the largest among the 50 states and one of the largest in the world, has major components in agriculture, manufacturing, high technology, trade, entertainment, tourism, construction and services. Since 1994, California's economy has been performing strongly after suffering a deep recession between 1990 and 1994. The State's July 1, 1998 population of over
33.4 million represents over 12 percent of the total United States population with total employment of approximately 15 million.

STATE INDEBTEDNESS

General

The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State has always paid the principal of and interest on its general obligation bonds, general obligation commercial paper, lease-purchase debt and short-term obligations, including revenue anticipation notes and revenue anticipation warrants, when due.

Capital Facilities Financing

General Obligation Bonds - The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds.

As of February 1, 1999, the State had outstanding $19,184,961,000 aggregate principal amount of long-term general obligation bonds, and unused voter authorizations for the future issuance of $14,326,874,000 of long-term general obligation bonds.

At the November 3, 1998 election, voters approved a bond measure ("Proposition 1A") totaling $9.2 billion for public school construction and renovation, and for higher education facilities. Not more than half the total bond authorization from Proposition 1A can be issued (including bonds in the form of commercial paper) before June 30, 2000. Proposition 1A also encourages the Treasurer to sell the bonds in a manner such that the ratio of State debt service to General Fund revenue does not exceed 6 percent.

Commercial Paper Program - Pursuant to the terms of the bank credit agreement presently in effect supporting the general obligation commercial paper program, not more than $2.0 billion of general obligation commercial paper notes may be outstanding at any time; this amount may be increased or decreased in the future. Commercial paper notes are deemed issued upon authorization by the respective Finance Committees, whether or not such notes are actually issued. As of February 1, 1999, the Finance Committees had authorized the issuance of up to $3,566,744,000 of commercial paper notes; as of that date $ 484,250,000 aggregate principal amount of general obligation commercial paper notes was actually issued and outstanding.



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

Lease-Purchase Debt - In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. For purposes of this section, "lease-purchase debt" means principally bonds or certificates of participation for capital facilities where the rental payments providing the security are a direct or indirect charge against the General Fund and also includes revenue bonds for a State energy efficiency program secured by payments made by various State agencies under energy service contracts. The State had $6,689,709,397 General Fund-supported lease-purchase debt outstanding at February 1, 1999. The State Public Works Board, which is authorized to sell lease revenue bonds, had $1,594,712,000 authorized and unissued as of February 1, 1999. Also, as of that date certain joint powers authorities were authorized to issue approximately $69,500,000 of revenue bonds to be secured by State leases.

Non-Recourse Debt - Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities, housing, health facilities and pollution control facilities. There are 17 agencies and authorities authorized to issue revenue obligations (excluding lease-purchase debt). State agencies and authorities had $25,463,613,639 aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of December 31, 1998.

Cash Flow Borrowings

As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. Between spring 1992 and summer 1994, the State had depended upon external borrowing, including borrowings extending into the subsequent fiscal year, to meet its cash needs, including repayments of maturing Notes and Warrants. The State has not had to resort to such cross-year borrowing after the 1994-95 Fiscal Year.

     The State issued $1.7 billion of revenue anticipation notes for the 1998-99 Fiscal Year to mature on June 30, 1999. The Governor's Proposed Budget anticipates the issuance of 2.5 billion of revenue anticipation notes for the 1999-00 Fiscal Year.

     The State's fiscal year begins on July 1 and ends on June 30. The State operates on a budget basis, using a modified accrual system of accounting, with revenues credited in the period in which they are measurable and available and expenditures debited in the period in which the corresponding liabilities are incurred.

     The General Fund

     The moneys of the State are segregated into the General Fund and over 900 Special Funds, including bond, trust and pension funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of state moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.



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

The Special Fund for Economic Uncertainties

The Special Fund for Economic Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State Controller as necessary to meet cash needs of the General Fund. The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. In the 1999-00 Governor's Budget, released January 8, 1999, the Department of Finance projects the SFEU will have a balance of about $617 million at June 30, 1999 and $415 million at June 30, 2000.

Inter-Fund Borrowings

Inter-fund borrowing has been used for many years to meet temporary imbalances of receipts and disbursements in the General Fund. As of June 30, 1998, the General Fund had no outstanding loans from the SFEU, General Fund Special Accounts or any other Special Funds.

State Appropriations Limit

The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.
Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

Not included in the Appropriations Limit are appropriations for the debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations of revenues derived from any increase in gasoline taxes and motor vehicles weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g. cigarettes and tobacco taxes). The Appropriations Limit may also be exceeded in cases of emergency.

The State's Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in California per capital personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to local school and community college ("K-14") districts and refunds to taxpayers.

The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

In the Budget Act for Fiscal Year 1999-00 proposed on January 8, 1999, the Department of Finance projects the State's Appropriations Subject to Limitations will be $7.1 billion under the State's Appropriations Limit in Fiscal Year 1999-00.

Proposition 98

On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 (as modified by Proposition 111, which was enacted on June 5, 1990), changed State funding of public education below the university level, and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 permits the Legislature, by two-thirds vote of both houses and with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the
Article XIII B limit to K-14 schools.

Substantially increased General Fund revenues, above initial budget projections, in the fiscal years 1994-95 through 1998-99 have resulted in retroactive increases in Proposition 98 appropriations from subsequent fiscal years' budgets. Because of the State's increasing revenues, per-pupil funding at the K-12 level has increased by about 42 percent from the level in place from 1991-92 through 1993-94, and is estimated at about $5,944 per ADA in 1999-00. A significant amount of the "extra" Proposition 98 monies in the last few years have been allocated to special programs, most particularly an initiative to allow each classroom from Grades K-3 to have no more than 20 pupils by the end of the 1997-98 school year. Although General Fund revenue growth is expected to slow in 1999-00, there are also new initiatives proposed to improve pupil reading skills, to enhance teacher quality, and to increase school accountability.

Fiscal Years Prior to 1995-96

Pressures on the State's budget in the late 1980's and early 1990's were caused by a combination of external economic conditions and growth of the largest General Fund Programs--K-14 education, health, welfare and corrections--at rates faster than the revenue base. During this period, expenditures exceeded revenues in four out of six years up to 1992-93, and the State accumulated and sustained a budget deficit approaching $2.8 billion at its peak at June 30, 1993. Between 1991-92 and 1994-95 Fiscal Years, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance, including significant cuts in health and welfare program expenditures; transfers of program responsibilities and funding from the State to local governments; transfers of program responsibilities and funding from State to local governments; transfers of about $3.6 billion in annual local property tax revenues from other local governments to local school districts, thereby reducing State funding for schools under Proposition 98; and revenue increases (particularly in the 1991-92 Fiscal Year budget), most of which were for a short duration.

Despite these budget actions, the effects of the recession led to large, unanticipated budget deficits. By the 1993-94 Fiscal Year, the accumulated deficit was so large that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, again using cross-fiscal year revenue anticipation warrants to partly finance the deficit into the 1995-96 fiscal year.

Another consequence of the accumulated budget deficits, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller issued registered warrants to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders. Available funds were used to make constitutionally-mandated payments, such as debt service on bonds and warrants. Between July 1 and September 4, 1992, when the budget was adopted, the State Controller issued a total of approximately $3.8 billion of registered warrants.

For several fiscal years during the recession, the State was forced to rely on external debt markets to meet its cash needs, as a succession of notes and revenue anticipation warrants were issued in the period from June 1992 to July 1994, often needed to pay previously maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of the fiscal year. The last and largest of these borrowings was $4.0 billion of revenue anticipation warrants issued in July, 1994 and matured on April 25, 1996.

1995-96 through 1997-98 Fiscal Years

The State's financial condition improved markedly during the 1995-96, 1996-97 and 1997-98 fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on the actions taken in earlier years. The State's cash position also improved and no external deficit borrowing has occurred over the end of these last three fiscal years.

The economy grew strongly during these fiscal years, and as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97 and $2.4 billion in 1997-98) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. The accumulated budget deficit from the recession years was finally eliminated. The Department of Finance estimates that the State's budget reserve (the SFEU) totaled $639.8 million as of June 30, 1997 and $2.793 billion at June 30, 1998.

The following were major features of the 1997-98 Budget Act:

1. For the second year in a row, the Budget contained a large increase in funding for K-14 education under Proposition 98, reflecting strong revenues which exceeded initial budgeted amounts. Part of the nearly $1.75 billion in increased spending was allocated to prior fiscal years. Funds were provided to fully pay for the cost-of-living-increase component of Proposition 98, and to extend the class size reduction and reading initiatives.

2. The Budget Act reflected payment of $1.228 billion to satisfy a court judgment in a lawsuit regarding payments to the State pension fund, and brought funding of the State's pension contribution back to the quarterly basis which existed prior to the deferral actions which were invalidated by the courts.

3. Funding from the General Fund for the University of California and California State University was increased by about 6 percent ($121 million and $107 million, respectively), and there was no increase in student fees.

4. Because of the effect of the pension payment, most other State programs were continued at 1996-97 levels, adjusted for caseload changes.

5. Health and welfare costs were contained, continuing generally the grant levels from prior years, as part of the initial implementation of the new CalWORKs program.

6. Unlike prior years, this Budget Act did not depend on uncertain federal budget actions. About $300 million in federal funds, already included in the federal FY 1997 and 1998 budgets, was included in the Budget Act, to offset incarceration costs for illegal aliens.

7. The Budget Act contained no tax increases, and no tax reductions. The Renters Tax Credit was suspended for another year, saving approximately $500 million.

Current State Budget

The discussion below of the 1998-99 Fiscal Year budget and the Proposed 1999-00 Fiscal Year budget are based on estimates and projections of revenues and expenditures for the current and upcoming fiscal years and must not be construed as statements of fact. These estimates and projections are based upon various assumptions as updated in the 1999-00 Governor's Budget which may be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved.

1998-99 Fiscal Year Budget

When the Governor released his proposed 1998-99 Fiscal Year budget on January 9, 1998, the projected General Fund revenues for the 1998-99 Fiscal Year of $55.4 billion, and proposed expenditures in the same amount. By the time the Governor released the May Revision to the 1998-99 Budget ("May Revision") on May 14, 1998, the Administration projected that revenues of the 1997-98 and 1998-99 Fiscal Years combined would be more than $4.2 billion higher than was projected in January. The Governor proposed that most of this increased revenue be dedicated to fund a 75 percent cut in the Vehicle License Fee ("VLF").

The Legislature passed on the 1998-99 Budget Bill on August 11, 1998, and the Governor signed it on August 21, 1998. Some 33 companion bills necessary to implement the budget were also signed. In signing the Budget Bill, the Governor used his line-item veto power to reduce expenditures by $1.360 billion from the General Fund, and $160 million from special funds. Of this total, the Governor indicated that about $250 million of vetoed funds were "set aside" to fund programs for education. Vetoed items included education funds, salary increases and many individual resources and capital projects.

The 1998-99 Budget Act is based on projected General Fund revenues and transfers of $57.0 billion (after giving effect to various tax reductions enacted in 1997 and 1998), a 4.2 percent increase from the revised 1997-98 figures. Special Fund revenues were estimated at $14.3 billion. The revenue projections were based on the May Revision. Economic problems overseas since that time may affect the May Revision projections.

After giving effect to the Governor's vetoes, the Budget Act provides authority for expenditures of $57.3 billion from the General Fund (a 7.3 percent increase from 1997-98), $14.7 billion from special funds, and $3.4 billion from bond funds. The Budget Act projects a balance in the SFEU at June 30, 1999 (but without including the "set aside" veto amount) of $1.255 billion, a little more than 2 percent of General Fund revenues. The Budget Act assumes the State will carry out its normal intra-year cash flow borrowing in the amount of $1.7 billion of revenue anticipation notes, which were issued on October 1, 1998.

Revenues and expenditures for 1998-99 as updated in the 1999-00 Governor's Budget are $56.3 billion and $58.3 billion, respectively. As a result, the projected balance in the SFEU at June 30, 1999 has been reduced to $617 million.

The most significant feature of the 1998-99 budget was agreement on a total of $1.4 billion of tax cuts. The central element is a bill which provides for a phased-in reduction of the VLF. Since the VLF is currently transferred to cities and counties, the bill provides for the General Fund to replace the lost revenues. Starting on January 1, 1999, the VLF will be reduced by 25 percent, at a cost to the General Fund of approximately $500 million in the 1998-99 Fiscal Year and about $1 billion annually thereafter.

In addition to the cut in VLF, the 1998-99 budget includes both temporary and permanent increase in the personal income tax dependent credit ($612 million General Fund cost in 1998-99, but less in future years), a nonrefundable renters tax credit ($133 million), and various targeted business tax credits ($106 million).

Other significant elements of the revised 1998-99 Budget Act are as follows:

1. Proposition 98 funding for K-12 schools is increased by $2.2 billion in General Fund moneys over the latest revised 1997-98 levels, over $1 billion higher than the minimum Proposition 98 guaranty. Of the 1998-99 funds, major new programs include money for instructional and library materials, deferred maintenance, support for increasing the school year to 180 days and reduction of class sizes in Grade 9. Overall, per-pupil spending for K-12 schools under Proposition 98 increased to $5,752, which is $478 over the 1997-98 level. The Budget also includes $250 million as repayment of prior years' loans to schools, as part of the settlement of the CTA v. Gould lawsuit.

2. Funding for higher education increased substantially above the actual 1997-98 level. General Fund support was increased by $339 million (15.6 percent) for the University of California and $271 million (14.5 percent) for the California State University system. In addition, Community Colleges increased by $183 million (9.0 percent).

3. The Budget includes increased funding for health, welfare and social services programs. A 4.9 percent grant increase was included in the basic welfare grants, the first increase in those grants in 9 years. Future increases will depend on sufficient General Fund revenue to trigger the phased cuts in VLF described above.

4. Funding for the judiciary and criminal justice programs increased by about 15 percent over 1997-98, primarily to reflect increased State support for local trial courts and rising prison population.

5. Various other highlights of the Budget included new funding for resources projects, dedication of $240 million of General Fund moneys for capital outlay projects, funding of a state employee salary increase, funding of 2,000 new Department of Transportation positions to accelerate transportation construction projects, and funding of the Infrastructure and Economic Development Bank ($50 million).

6. The State of California received approximately $167 million of federal reimbursements to offset costs related to the incarceration of undocumented alien felons for federal fiscal year 1997. The State anticipates receiving approximately $173 million in federal reimbursements for federal fiscal year 1998.

The revised 1998-99 budget as reported in the 1999-00 Governor's Budget, also reflects the latest estimated costs or savings as provided in various pieces of legislation passed and signed after the 1998 Budget Act. Major budget items include costs for the All-American Canal, state's share of purchase of Headwaters Forest, and additional funds for state prisons and juvenile facilities. The revised budget reflects a $433 million reduction in the State's obligation to contribute to STRS in 1998-99.

Proposed 1999-00 Budget

On January 8, 1999, Governor Davis released his proposed budget for Fiscal Year 1999-2000 (the "Governor's Budget"). The Governor's Budget generally reported that General Fund revenues for FY

1998-99 and FY 1999-00 would be lower than earlier projections (primarily due to the overseas economic downturn), while some caseloads would be higher than earlier projections. The Governor's Budget was designed to meet ongoing caseloads and basic inflation adjustments, and included certain new programs.

The Governor's Budget projects General Fund revenues and transfers in 1999-00 of $60.3 billion. This includes anticipated initial payments from the tobacco litigation settlement of about $560 million, and receipt of one-time revenue from sale of assets. The Governor also assumes receipt of about $400 million of federal aid for certain health and welfare programs and reimbursement of costs of incarceration of undocumented felons, above the amount presently received by California from the federal government. The Governor's Budget notes that more accurate revenue estimates will be available in May and June before adoption of the budget. Among other things, the amount of realized capital gains for 1998 is still unknown, given the large fluctuations in the stock market last year. The Governor has not proposed any tax cuts or increases.

The Governor's Budget proposes General Fund expenditures of $60.5 billion. The Governor's Budget gives highest priority to education, with Proposition 98 funding increasing by almost 5 percent. The Governor proposed certain new education initiatives focused on improving reading skills, teacher quality and school accountability. The Governor proposed modest increase in funding for higher education and an 8 percent increase in SSP payments (a State-funded welfare program), while assuming decreases in Medi-Cal and CalWORKs grant costs due to lowering caseloads. The Governor also proposes to reduce expenditures by deferring certain previously budgeted expenditures totaling about $170 million.

Based on the proposed revenues and expenditures, the Governor's Budget projects the June 30, 2000 balance in the SFEU would drop to about $415 million.

On February 16, 1999, the Legislative Analyst released a report on the 1999-00 Governor's Budget (the "LAO Report"). The LAO Report was based in part on actual revenues received in December, 1998 and January, 1999, which had not been available when the Governor's Budget was prepared. These revenues were higher than had been predicted in the Governor's Budget, apparently reflecting stronger than expected economic activity in the nation and the State. The LAO report projected that General Fund revenues in 1998-99 could be as much as $750 million higher than predicted in the Governor's Budget, and 1999-00 revenues could be $550 million above the Governor's Budget.

The Governor's Budget includes a proposal to implement changes in law to make "mid-course corrections" in the State's budget if ongoing revenues fall short of projections during a fiscal year or expenditures increase significantly. The proposals include two components: restoring authority for the Director of Finance to reduce expenditures in certain circumstances, and an automatic "trigger" mechanism which would produce spending cuts if certain conditions were met. These proposals will require legislative action.

Information Technology

The State's reliance on information technology in every aspect of its operations has made Year 2000-related ("Y2K") information technology ("IT") issues a high priority for the State. The Department of Information Technology ("DOIT"), an independent office reporting directly to the Governor, is responsible for ensuring the State's information technology processes are fully functional before the year 2000. The DOIT has created a Year 2000 Task Force and a California 2000 Office to establish statewide policy requirements; to gather, coordinate, and share information; and to monitor statewide progress. In December 1996, the DOIT began requiring departments to report on Y2K activities and currently requires departmental monthly reporting of Y2K status. The DOIT has emphasized to departments that efforts should be focused on applications that support mission-critical business practices.

The risks posed by Y2K information technology related issues are not confined to computer systems, but also include problems presented by embedded microchips (products or systems that contain microchips to perform functions such as traffic control, instruments used in hospitals or medical laboratories, and California Aqueduct monitoring). To address these problems, the Governor issued Executive Order W-163-97, broadening the responsibilities of the DOIT to resolve these issues as well as legal questions associated with Y2K issues. The executive order also required that mission critical systems be remediated by December 31, 1998, that purchases of new systems, hardware, software and equipment be Year 2000 compliant and further limited new computer projects to those required by law until a department's Y2K problems are resolved. The DOIT has also more recently required departments to address interfacing of State IT systems with external IT systems, and to report on contingency planning status for problems which might occur if IT systems are not fully remediated by the end of 1999.

In its quarterly report for the period ending December 31, 1998 (the "January Quarterly Report" available on the DOIT's site at www.doit.ca.gov), the DOIT unveiled the new administration's strategy for addressing Y2K issues. The key components of this strategy include centralization and coordination of the State's Y2K efforts, delivery of essential services and emergency preparedness, elimination of obstacles and barriers in an effort to streamline the current funding request process, and broad-based collaboration across public and private sectors through a comprehensive communication plan. Departments, programs and systems will be categorized by tier according to the amount of assistance required to become Y2K compliant. The first tier, which consists of departments that are of no specific cause of concern, will be required o report their status and may be subject to independent review. The second tier consists of departments that require targeted assistance. The California 2000 Project Office will deploy an Action team to provide the necessary assistance. The third tier consists of seriously troubled departments where the California Year 2000 Project Office will assume Y2K management responsibility.

In addition to setting forth a new action plan, the January Quarterly Report updated the survey of State departments and reported that of a total of about 564 mission critical IT systems, 372 had completed remediation. Of the remaining 192 systems, 54 systems are scheduled to be retired and 138 are in the process of being remediated. The January Quarterly Report also updated the status of embedded systems, noting that State entities have not yet reported on all facilities nor have they completed the survey of all of their facilities. Of the 606 facilities that were reported, remediation has been completed in 52 facilities.

In the January Quarterly Report, the DOIT estimates total Y2K costs identified by the departments under its supervision at about $342 million, of which more than $200 million was projected to be expended in fiscal years 1998-1999 and 1999-2000. These costs are part of much larger overall IT costs incurred annually by the State, including costs incurred by certain independent State entities, such as the judiciary, the Legislature, the University of California and California State University System. Furthermore, cost estimates for embedded systems only apply to the subset of embedded systems positing the highest risk to essential programs. For fiscal year 1998-99, the Legislature created a $20 million fund for unanticipated Y2K costs, which can be increased if necessary.

On February 18, 1999, the Bureau of State Audits (the "BSA") presented its report concerning state agencies' progress in resolving Y2K problems (available on the BSA's site at www.bsa.ca.gov). The report highlighted the following issues: remediation efforts at 14 agencies that it identified as critical; the status of Y2K compliance for other State programs; deficiencies in Y2K planning at one of the primary data centers for the State; and coordination among public and private entities to ensure uninterrupted service of essential utilities.

The BSA indicated that each of the 14 agencies identified as administering programs critical to the State has appointed a Y2K project manager, developed an overall Y2K plan and is actively working to complete planned tasks. However, the report further noted that although state agencies are making progress toward correcting critical computer systems, remediation efforts at 11 of these agencies are not complete. The report defined completion as including three key steps: completion of all planned testing, removal of threats from embedded technology, and resolution of potential problems caused by data exchange partners. None of these 11 agencies have fully tested the systems reviewed, which industry experts consider to be the most crucial and time-consuming phase. Furthermore, seven agencies have not yet replaced or corrected embedded microchips in equipment their systems rely upon.

As part of the audit, the BSA also surveyed all 140 agencies, which administer 462 separate budgetary programs, listed in the Governor's Budget. Although the BSA does not consider all of these programs to be as critical as those administered by the 14 agencies it reviewed, the BSA has similar concerns about testing, embedded technology and coordination with data exchange partners. The report also contained certain recommendations for one of the State's two primary data centers to enhance their Y2K efforts. Finally, the BSA noted that no single entity is charged with overseeing the Y2K preparedness of all utilities in California and recommended that the Governor or Legislature should designate one representative or agency to assess and disclose the Y2K readiness of critical public utilities.

The State Treasurer's Office reports that as of December 31, 1998, its systems for bond payments were fully Y2K compliant. The State Comptroller's Officer reported that it had completed the necessary Y2K remediation projects for the State fiscal and accounting system by December 31, 1998, consistent with the Governor's Executive Order. The final steps of testing will be completed during 1999. Both offices are actively working with the outside entities with whom they interface to ensure that they are also compliant.

In sum, although substantial progress has been made toward the goal of Y2K compliance, the task is very large and will likely encounter unexpected difficulties. The State cannot predict whether all mission critical systems will be ready and tested by late 1999 or what the impact failure of any particular IT system(s) or of outside interfaces with IT systems might have.

Litigation

Certain litigation is pending against California or its officers or employees that, if decided adversely, could require the State to make significant future expenditures or could impair future revenue sources. Among the more significant of these cases are those that involve: (i) liability for damages stemming from the 1986 Yuba River flood. Damages of $500,000 were awarded to a sample of plaintiffs. The State's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion. An appeal has been filed; (ii) a class action lawsuit regarding property damages from 1997 flooding in Northern California with potential liability of $2 billion; (iii) law-suits seeking reimbursement for alleged state-mandated costs for special education programs for handicapped students with potential liability of over $1 billion; (iv) lawsuits related to contamination at the Stringfellow toxic waste site seeking recovery for past cost of clean-up estimated at $400 million to $600 million; (v) a challenge to the authority of the State Controller to make payments from the State Treasury in the absence of a state budget; (vi) challenges to the amendment of statutes prescribing specific percentages of tobacco tax revenues to be placed in accounts to be used for health education, research programs and medical treatment programs involving appropriations of approximately $166 million; (vii) a suit brought by various counties of California against the State regarding whether property tax shifts from counties to school districts is a reimbursable state mandated cost. The impact to the General Fund could be as high as $10.0 billion; (viii) a ruling that transfers of moneys from the State Highway Account and the Motor Vehicle Account to the General Fund in excess of $160 million violated the California Constitution; (ix) challenges to the validity of two sections of the California tax laws relating to deductions from corporate taxes with potential liability in excess of $200 million annually; (x) an action to compel a change in early screening procedures for children with mental health needs with potential liability of $500 million per year; (xi) University of California and the special purposes authorities are contingently liable in connection with claims and contracts arising in the normal course of their activities. The outcome of such matters is not expected to have a material effect on the financial statements or cannot be estimated at this time; (xii) cases brought against the State seeking payments under the AFDC-Foster Care program with potential liability in excess of $200 million.

                                   Appendix C

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

     Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

     Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. &
W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o    Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios.

o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

o Introduces Seligman Select Municipal Fund and Seligman Quality Municipal Fund, two closed-end funds that invest in high quality municipal bonds.

o In 1991 establishes a joint venture with Henderson plc, of London, known as Seligman Henderson Co., to offer global investment products.

o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Henderson Global Fund, Inc., which today offers five separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Seligman Henderson Global Growth Opportunities Fund and Seligman Henderson Emerging Markets Growth Fund.

o Launches Seligman Value Fund Series, which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

                         SELIGMAN MUNICIPAL SERIES TRUST

                    Seligman North Carolina Municipal Series


                       Statement of Additional Information

                                  June 1, 1999


                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864

                       Toll Free Telephone: (800) 221-2450



This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of Seligman Municipal Funds, dated June 1, 1999. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Funds at the above address or telephone numbers.

The financial statements and notes included in the Fund's Annual Report and Mid-Year Report, and the Independent Auditors' Reports thereon, are incorporated herein by reference. The Annual Report and Mid-Year Report will be furnished to you without charge if you request a copy of this SAI.



                                Table of Contents

Fund History ..............................................................    2
Description of the Fund and Its Investments and Risks .....................    2
Management of the Fund ....................................................    8
Control Persons and Principal Holders of Securities .......................   13
Investment Advisory and Other Services ....................................   13
Brokerage Allocation and Other Practices ..................................   18
Shares of Beneficial Interest and Other Securities ........................   19
Purchase, Redemption, and Pricing of Shares ...............................   19
Taxation of the Fund ......................................................   24
Underwriters ..............................................................   26
Calculation of Performance Data ...........................................   27
Financial Statements ......................................................   29
General Information .......................................................   29
Appendix A ................................................................   32
Appendix B ................................................................   35
Appendix C ................................................................   36

                                  Fund History

Seligman Municipal Series Trust was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts by a Declaration of Trust dated July 27, 1984.

              Description of the Fund and Its Investments and Risks

Classification

Seligman Municipal Series Trust is a non-diversified, open-end management investment company, or mutual fund. It consists of four separate series, one of which is discussed in this SAI:

Seligman California Municipal High-Yield Series
Seligman California Municipal Quality Series
Seligman Florida Municipal Series
Seligman North Carolina Municipal Series (North Carolina Fund)

Investment Strategies and Risks

The Fund seeks to provide high income exempt from regular federal income taxes and the personal income taxes of North Carolina consistent with preservation of capital. The Fund also invests with consideration given to capital gain.

The Fund is expected to invest principally, without percentage limitations, in municipal securities which on the date of purchase are rated within the four highest rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Corporation (S&P). Municipal Securities rated in these categories are commonly referred to as investment grade. The Fund may invest in municipal securities that are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, the Fund will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.

Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated BBB by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and re-pay principal than bonds in higher rating categories and bonds rated Baa by Moody's lack outstanding investment characteristics and in fact have speculative characteristics according to Moody's. Municipal securities in the fourth rating category of S&P or Moody's will generally provide a higher yield than do higher rated municipal securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the municipal securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade municipal securities rated in the fourth rating categories than in the higher rating categories.

A description of the credit rating categories is contained in Appendix A to this Statement.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities and for providing state and local governments with federal credit assistance. Reevaluation of the Fund's investment objectives and structure might be necessary in the future due to market conditions that may result from future changes in the tax laws.

North Carolina Municipal Securities. North Carolina Municipal Securities include notes, bonds and commercial paper issued by or on behalf of the State of North Carolina, its political subdivisions, agencies, and instrumentalities, the interest on which is exempt from regular federal income taxes and

North Carolina state personal income taxes. Such securities are traded primarily in an over-the-counter market. The Fund may invest, without percentage limitations, in certain private activity bonds, the interest on which is treated as a preference item for purposes of the alternative minimum tax.

Under the Investment Company Act of 1940, as amended (1940 Act), the identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if only the assets and revenues of the non-governmental user back the bond, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.

The Fund invests principally in long-term municipal bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Municipal bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities.

The two principal classifications of municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although industrial development bonds (IDBs) are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

The Fund, with respect to 75% of its assets, will not purchase any revenue bonds if as a result of such purchase more than 5% of the Fund's assets would be invested in the revenue bonds of a single issuer.

The Fund may also invest in municipal notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Municipal Notes include:

     1. Tax Anticipation Notes and Revenue Anticipation Notes. Tax anticipation notes and revenue anticipation notes are issued to finance short-term working capital needs of political subdivisions. Generally, tax anticipation notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both tax and revenue anticipation notes.

     2. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Issues of municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Securities. The Fund may purchase floating or variable rate securities, including participation interests therein. Investments in floating or variable rate provide that the rate of interest is either pegged to money market rates or set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Treasury Bills or the prime rate of a major commercial bank. A floating rate or variable rate security generally provides that the Fund can demand payment of the obligation on short notice (daily or weekly, depending on the terms of the obligation) at an amount equal to par (face value) plus accrued interest. In unusual circumstances, the amount received may be more or less than the amount the Fund paid for the securities.

Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank or issuer, as the case may be, must be equivalent to the standards set forth with respect to taxable investments below.

The maturity of variable or floating rate obligations (including participation interests therein) is deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the obligation upon demand, or
(2) the period remaining until the obligation's next interest rate adjustment. If the Fund does not redeem the obligation through the demand feature, the obligation will mature on a specific date, which may range up to thirty years from the date of its issuance.

Participation Interests. From time to time, the Fund may purchase from banks, participation interests in all or part of specific holdings of municipal securities. A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security and provides the demand repurchase feature described above. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Fund has determined meets its prescribed quality standards. The Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, on short notice, for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. The Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the municipal security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments are purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. The Fund currently does not purchase participation interests and has no current intention of doing so.

When-Issued Securities. The Fund may purchase municipal securities on a "when-issued" basis, which means that delivery of and payment for securities normally take place in less than 45 days after the date of the buyer's purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result, the yields obtained and the market value of such securities may be higher or lower on the date the securities are actually delivered to the buyer. The Fund will generally purchase a municipal security sold on a when-issued basis with the intention of actually acquiring the securities on the settlement date.

A separate account consisting of cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments is established with the Fund's custodian in connection with any purchase of when-issued securities. The account is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. The Fund meets its respective obligation to purchase when-issued securities from outstanding cash balances, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or lesser than the Fund's payment obligations).

Municipal securities purchased on a when-issued basis and the other securities held in the Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. Purchasing a municipal security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security purchased on a when-issued basis.

Standby Commitments. The Fund is authorized to acquire standby commitments issued by banks with respect to securities they hold, although the Fund has no present intention of investing any assets in standby commitments. These commitments would obligate the seller of the standby commitment to repurchase, at the Fund's option, specified securities at a specified price.

The price which the Fund would pay for municipal securities with standby commitments generally would be higher than the price which otherwise would be paid for the municipal securities alone, and the Fund would use standby commitments solely to facilitate portfolio liquidity. The standby commitment generally is for a shorter term than the maturity of the security and does not restrict in any way the Fund's right to dispose of or retain the security. There is a risk that the seller of a standby commitment may not be able to repurchase the security upon the exercise of the right to resell by the Fund. To minimize such risks, the Fund is presently authorized to acquire standby commitments solely from banks deemed creditworthy. The Board of Trustees may, in the future, consider whether the Fund should be permitted to acquire standby commitments from dealers. Prior to investing in standby commitments of dealers, the Fund, if it deems necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission for an exemptive order relating to such commitments and the valuation thereof. There can be no assurance that the Securities and Exchange Commission will issue such an order.

Standby commitments with respect to portfolio securities of the Fund with maturities of less than 60 days which are separate from the underlying portfolio securities are not assigned a value. The cost of any such standby commitments is carried as an unrealized loss from the time of purchase until it is exercised or expires. Standby commitments with respect to portfolio securities of the Fund with maturities of 60 days or more which are separate from the underlying portfolio securities are valued at fair value as determined in accordance with procedures established by the Board of Trustees. The Board of Trustees would, in connection with the determination of value of such a standby commitment, consider, among other factors, the creditworthiness of the writer of the standby commitment, the duration of the standby commitment, the dates on which or the periods during which the standby commitment may be exercised and the applicable rules and regulations of the Securities and Exchange Commission.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (1933 Act)) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Trustees, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Trustees make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. The Fund may borrow money only from banks and only for temporary or emergency purposes (but not for the purchase of portfolio securities) in an amount not in excess of 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). Permitted borrowings may be secured or unsecured. The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets.

Taxable Investments. Under normal market conditions, the Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and California personal income tax. Such interest, however, may be subject to the federal alternative minimum tax.

Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of the Fund's net assets.

Except as otherwise specifically noted above, the Fund's investment strategies are not fundamental and a Fund, with the approval of the Board of Trustees, may change such strategies without the vote of shareholders.

Fund Policies

The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the outstanding voting securities of a Fund. Under these policies, the Fund may not:

- Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes but not for the purchase of portfolio securities) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

- Invest more than 25% of total assets at market value in any one industry; except that municipal securities and securities of the US Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation.

- As to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities);

- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under the Deferred Compensation Plan for Directors;

- Purchase or hold any real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer, if to its knowledge, trustees or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

- Write or purchase put, call, straddle or spread options; purchase securities on margin or sell "short"; or underwrite the securities of other issuers, except that the Fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities;

- Purchase or sell commodities or commodity contracts including futures contracts; or

- Make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

The Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Temporary Defensive Position

In abnormal market conditions, if, in the judgment of the Fund, municipal securities satisfying the Fund's investment objectives may not be purchased, the Fund may, for defensive purposes, temporarily invest in instruments the interest on which is exempt from regular federal income taxes, but not state personal income taxes. Such securities would include those described under "California Municipal Securities" above that would otherwise meet the Fund's objectives.

Also, in abnormal market conditions, the Fund may invest on a temporary basis in fixed-income securities, the interest on which is subject to federal, state, or local income taxes, pending the investment or reinvestment in municipal securities of the proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated Aa3 or better by Moody's or AA- or better by S&P); prime commercial paper (rated P-1 by Moody's or A-1+/A-1 by S&P); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of US banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.

Portfolio Turnover

Portfolio transactions will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates but the Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary disparity in the normal yield relationship between the two securities.

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The Fund's portfolio turnover rates for the fiscal years ended September 30, 1998 and 1997, were 20.37% and
13.04 %, respectively. The fluctuation in portfolio turnover rates of the Fund resulted from conditions in the North Carolina municipal market. The Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.

                             Management of the Fund

Board of Trustees

The Board of Trustees of Seligman Municipal Series Trust provides broad supervision over the affairs of the Fund.

Management Information

Trustees and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

         Name,                                                                                     Principal
      (Age) and                           Position(s) Held                                   Occupation(s) During
       Address                                with Fund                                          Past 5 Years
       -------                                ---------                                          ------------
 William C. Morris*               Trustee, Chairman of the Board, Chief      Chairman, J. & W. Seligman & Co. Incorporated, Chairman
        (61)                      Executive Officer and Chairman of the      and Chief Committee Executive Officer, the Seligman
                                  Executive                                  Group of investment companies; Chairman, Seligman
                                                                             Advisors, Inc, Seligman Services, Inc., and Carbo
                                                                             Ceramics Inc., ceramic proppants for oil and gas
                                                                             industry; and Director, Seligman Data Corp., Kerr-McGee
                                                                             Corporation, diversified energy company. Formerly,
                                                                             Director, Daniel Industries Inc., manufacturer of oil
                                                                             and gas metering equipment.

   Brian T. Zino*                 Trustee, President and Member of the       Director and President, J. & W. Seligman & Co.
        (46)                      Executive Committee                        Incorporated; President (with the exception of Seligman
                                                                             Quality Municipal Fund, Inc. and Seligman Select
                                                                             Municipal Fund, Inc.) and Director or Trustee, the
                                                                             Seligman Group of investment companies; Chairman,
                                                                             Seligman Data Corp.; Member of the Board of Governors
                                                                             of the Investment Company Institute and Director, ICI
                                                                             Mutual Insurance Company, Seligman Advisors, Inc., and
                                                                             Seligman Services, Inc.

Richard R. Schmaltz*              Trustee and Member of the Executive        Director and Managing Director, Director of
        (58)                      Committee                                  Investments, J. & W. Seligman & Co. Incorporated;
                                                                             Director or Trustee, the Seligman Group of investment
                                                                             companies (except Seligman Cash Management Fund, Inc.);
                                                                             Director, Seligman Henderson Co., and Trustee Emeritus
                                                                             of Colby College. Formerly, Director, Investment
                                                                             Research at Neuberger & Berman from May 1993 to
                                                                             September 1996.

         Name,                                                                                 Principal
      (Age) and                                Position(s) Held                           Occupation(s) During
       Address                                    with Fund                                    Past 5 Years
       -------                                    ---------                                    ------------
   John R. Galvin                                  Trustee                   Dean, Fletcher School of Law and Diplomacy at Tufts
        (69)                                                                 University; Director or Trustee, the Seligman Group of
  Tufts University                                                           investment companies; Chairman Emeritus, American
   Packard Avenue,                                                           Council on Germany; Governor of the Center for Creative
  Medford, MA 02155                                                          Leadership; Director; Raytheon Co., electronics;
                                                                             National Defense University; and the Institute for
                                                                             Defense Analysis. Formerly, Director, USLIFE
                                                                             Corporation, life insurance; Ambassador, U.S. State
                                                                             Department for negotiations in Bosnia; Distinguished
                                                                             Policy Analyst at Ohio State University and Olin
                                                                             Distinguished Professor of National Security Studies at
                                                                             the United States Military Academy. From June 1987 to
                                                                             June 1992, he was the Supreme Allied Commander, Europe
                                                                             and the Commander-in-Chief, United States European
                                                                             Command.

  Alice S. Ilchman                                 Trustee                   Retired President, Sarah Lawrence College; Director or
        (64)                                                                 Trustee, the Seligman Group of investment companies;
 18 Highland Circle                                                          Trustee, the Committee for Economic Development; and
Bronxville, NY 10708                                                         Chairman, The Rockefeller Foundation, charitable
                                                                             foundation. Formerly, Trustee, The Markle Foundation,
                                                                             philanthropic organization; and Director, New York
                                                                             Telephone Company and International Research and
                                                                             Exchange Board, intellectual exchanges.

  Frank A. McPherson                               Trustee                   Retired Chairman and Chief Executive Officer of
         (66)                                                                Kerr-McGee Corporation; Director or Trustee, the
2601 Northwest Expressway,                                                   Seligman Group of investment companies; Director,
      Suite 805E                                                             Kimberly-Clark Corporation, consumer products; Bank of
 Oklahoma City, OK  73112                                                    Oklahoma Holding Company; Baptist Medical Center;
                                                                             Oklahoma Chapter of the Nature Conservancy; Oklahoma
                                                                             Medical Research Foundation; and National Boys and
                                                                             Girls Clubs of America; and Member of the Business
                                                                             Roundtable and National Petroleum Council. Formerly,
                                                                             Chairman, Oklahoma City Public Schools Foundation; and
                                                                             Director, Federal Reserve System's Kansas City Reserve
                                                                             Bank and the Oklahoma City Chamber of Commerce.

         Name,                                                                                     Principal
      (Age) and                                Position(s) Held                              Occupation(s) During
       Address                                     with Fund                                     Past 5 Years
       -------                                     ---------                                     ------------
     John E. Merow                                  Trustee                  Retired Chairman and Senior Partner, Sullivan &
         (69)                                                                Cromwell, law firm; Director or Trustee, the Seligman
   125 Broad Street,                                                         Group of investment companies; Director, Commonwealth
  New York, NY 10004                                                         Industries, Inc., manufacturers of aluminum sheet
                                                                             products; the Foreign Policy Association; Municipal Art
                                                                             Society of New York; the U.S. Council for International
                                                                             Business; and New York Presbyterian Hospital; Chairman,
                                                                             American Australian Association; and New York
                                                                             Presbyterian Healthcare Network, Inc.; Vice-Chairman,
                                                                             the U.S.-New Zealand Council; and Member of the
                                                                             American Law Institute and Council on Foreign
                                                                             Relations.

    Betsy S. Michel                                 Trustee                  Attorney; Director or Trustee, the Seligman Group of
         (56)                                                                investment companies; Trustee, The Geraldine R. Dodge
     P.O. Box 449                                                            Foundation, charitable foundation; and Chairman of the
  Gladstone, NJ 07934                                                        Board of Trustees of St. George's School (Newport, RI).
                                                                             Formerly, Director, the National Association of
                                                                             Independent Schools (Washington, DC).

       James C. Pitney                               Trustee                 Retired Partner, Pitney, Hardin, Kipp & Szuch, law
            (72)                                                             firm; Director or Trustee, the Seligman Group of
Park Avenue at Morris County,                                                investment companies. Formerly, Director, Public
        P.O. Box 945,                                                        Service Enterprise Group, public utility.
    Morristown, NJ 07962

    James Q. Riordan                                 Trustee                 Director or Trustee, the Seligman Group of investment
          (71)                                                               companies; Director, The Houston Exploration Company;
    675 Third Avenue,                                                        The Brooklyn Museum, KeySpan Energy Corporation; and
       Suite 3004                                                            Public Broadcasting Service; and Trustee, the Committee
   New York, NY 10017                                                        for Economic Development. Formerly, Co-Chairman of the
                                                                             Policy Council of the Tax Foundation; Director, Tesoro
                                                                             Petroleum Companies, Inc. and Dow Jones & Company,
                                                                             Inc.; Director and President, Bekaert Corporation; and
                                                                             Co-Chairman, Mobil Corporation.


    Robert L. Shafer                                 Trustee                 Retired Vice President, Pfizer Inc.; Director or
          (66)                                                               Trustee, the Seligman Group of investment companies.
  96 Evergreen Avenue,                                                       Formerly, Director, USLIFE Corporation.
      Rye, NY 10580

         Name,                                                                                     Principal
      (Age) and                        Position(s) Held                                      Occupation(s) During
       Address                             with Fund                                             Past 5 Years
       -------                             ---------                                             ------------

    James N. Whitson                        Trustee                          Director and Consultant, Sammons Enterprises, Inc.;
          (64)                                                               Director or Trustee, the Seligman Group of investment
 6606 Forestshire Drive                                                      companies; Director, C-SPAN and CommScope, Inc.,
    Dallas, TX 75230                                                         manufacturer of coaxial cables. Formerly, Executive
                                                                             Vice President, Chief Operating Officer, Sammons
                                                                             Enterprises, Inc.; and Director, Red Man Pipe and
                                                                             Supply Company, piping and other materials.

     Thomas G. Moles                Vice President and Senior                Director and Managing Director, J. & W. Seligman & Co.
           (56)                     Portfolio Manager                        Incorporated; Vice President and Senior Portfolio
                                                                             Manager, three other open-end investment companies in
                                                                             the Seligman Group of investment companies; President
                                                                             and Senior Portfolio Manager, Seligman Quality
                                                                             Municipal Fund, Inc. and Seligman Select Municipal
                                                                             Fund, Inc., closed-end investment companies; and
                                                                             Director, Seligman Advisors, Inc. and Seligman
                                                                             Services, Inc.

    Lawrence P. Vogel                       Vice President                   Senior Vice President, Finance, J. & W. Seligman & Co.
          (42)                                                               Incorporated, Seligman Advisors, Inc., and Seligman
                                                                             Data Corp.; Vice President, the Seligman Group of
                                                                             investment companies and Seligman Services, Inc.; and
                                                                             Vice President and Treasurer, Seligman International,
                                                                             Inc., and Treasurer, Seligman Henderson Co.

     Frank J. Nasta                         Secretary                        General Counsel, Senior Vice President, Law and
          (34)                                                               Regulation and Corporate Secretary, J. & W. Seligman &
                                                                             Co. Incorporated; Secretary, the Seligman Group of
                                                                             investment companies, Seligman Advisors, Inc., Seligman
                                                                             Henderson Co., Seligman Services, Inc., Seligman
                                                                             International, Inc. and Seligman Data Corp.

      Thomas G. Rose                        Treasurer                        Treasurer, the Seligman Group of investment companies
           (41)                                                              and Seligman Data Corp.

The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Funds for which no market valuation is available, and to elect or appoint officers of the Funds to serve until the next meeting of the Board.

Trustees and officers of the Fund are also directors and officers of some or all of the other investment companies in the Seligman Group.

Compensation
                                                                       Pension or            Total Compensation
                                                 Aggregate         Retirement Benefits         from Funds and
                 Name and                      Compensation         Accrued as Part of        Fund Complex Paid
            Position with Fund                 from Fund (1)          Fund Expenses           to Trustees (1)(2)
            ------------------                 -------------       -------------------       -------------------
William C. Morris, Trustee and Chairman             N/A                    N/A                       N/A
Brian T. Zino, Trustee and President                N/A                    N/A                       N/A
Richard R. Schmaltz, Trustee                        N/A                    N/A                       N/A
John R. Galvin, Trustee                            $582                    N/A                   $77,000
Alice S. Ilchman, Trustee                           509                    N/A                    70,000
Frank A. McPherson, Trustee                         560                    N/A                    75,000
John E. Merow, Trustee                              550                    N/A                    74,000
Betsy S. Michel, Trustee                            582                    N/A                    77,000
James C. Pitney, Trustee                            530                    N/A                    72,000
James Q. Riordan, Trustee                           530                    N/A                    72,000
Robert L. Shafer, Trustee                           530                    N/A                    72,000
James N. Whitson, Trustee                           581(d)                 N/A                    77,000(d)

----------
(1) For the Fund's fiscal year ended September 30, 1998. Effective January 16, 1998, the per meeting fee for Trustees was increased by $1,000, which is allocated among all funds in the Fund Complex.

(2) The Seligman Group of investment companies consists of eighteen investment companies.

(d)  Deferred.

Seligman Municipal Series Trust has a compensation arrangement under which outside trustees may elect to defer receiving their fees. Seligman Municipal Series Trust has adopted a Deferred Compensation Plan under which a trustee who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury bills, or (2) the rate of return on the shares of any of the investment companies advised by J. & W. Seligman & Co. Incorporated, as designated by the trustee. The cost of such fees and earnings is included in trustees' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Fund's financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Fund to Mr. Whitson as of September 30, 1998 was $2,027.

Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation in the amounts of $4,150 and $3,039, respectively, as of September 30, 1998.


The Fund may, but is not obligated to, purchase shares of the Seligman Group of investment companies to hedge its obligations in connection with the Deferred Compensation Plan.


Sales Charges

Class A shares of the Fund may be issued without a sales charge to present and retired directors, trustees, officers, employees (and their family members) of the Fund, the other investment companies in the Seligman Group, and J. & W. Seligman & Co. Incorporated and its affiliates. Family members are defined to include lineal descendents and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by J. & W. Seligman & Co. Incorporated or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to the Fund.

Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

               Control Persons and Principal Holders of Securities

Control Persons

As of May 14, 1999, there was no person or persons who controlled the Fund, either through significant ownership of Fund shares or any other means of control.

Principal Holders

As of May 14, 1999, MLPF&S for the Sole Benefit of Its Customers, Attn Fund Administration, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246 owned of record 12.82% of the outstanding Class D shares of beneficial interest of the Fund; Donaldson Lufkin Jenrette Securities Corporation Inc., PO Box 2052, Jersey City, NJ 07303 owned of record 5.05% of the Fund's outstanding Class D shares of beneficial interest; Edward D. Jones & Co F/A/O Don Davis, PO Box 2500, Maryland Heights, MO 63043 owned of record 11.24% of the Fund's outstanding Class D shares of beneficial interest; Bailey Sellars Barnett, 1038 Bolling Road, Charlotte, NC 28207 owned of record 7.29% of the Fund's outstanding Class D shares of beneficial interest, and, Carol M. Calderwood, 8351 Vintage Club Ctr, Wilmington, NC 28411 owned of record 5.11% of the Fund's oustanding Class D shares of beneficial interest.

Management Ownership

As of May 14, 1999, no Trustees or officers of the Fund owned any shares of any class of the Fund.

                     Investment Advisory and Other Services

Investment Manager

J. & W. Seligman & Co. Incorporated (Seligman) manages the Fund. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. On December 29, 1988, a majority of the outstanding voting securities of Seligman was purchased by Mr. William C. Morris and a simultaneous recapitalization of Seligman occurred. See Appendix C for further history of Seligman.

All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.

The Fund pays Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to .50% per annum of the Fund's average daily net assets. For the fiscal years ended September 30, 1998, 1997, and 1996, the Fund paid Seligman management fees in the amount of $168,365, $176,659, and $187,874,respectively. Seligman, in its discretion, waived a portion of its fee from the Fund in 1996, which resulted in an annual fee rate of .49% of the Fund's average daily net assets.

The Fund pays all of its expenses other than those assumed by Seligman, including brokerage commissions, if any, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Funds and their shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of the Trustees of the Fund not employed by or serving as a director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. These expenses are allocated between the Funds in a manner determined by the Trustees to be fair and equitable.

The Management Agreement also provides that Seligman will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Fund's Management Agreement was approved by the Trustees at a meeting held on June 12, 1990, and was unanimously approved by the shareholders at a meeting held on April 11, 1991. The Agreement will continue in effect until December 29 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Trustees or of the outstanding voting securities of the Fund and by a vote of a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to December 29 of any year that it does not desire such continuance. The Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of its Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.

Officers, directors and employees of Seligman are permitted to engage in personal securities transactions, subject to Seligman's Code of Ethics. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Compliance Officer, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits each of the officers, directors and employees (including all portfolio managers) of Seligman from purchasing or selling any security that the officer, director, or employee knows or believes (1) was recommended by Seligman for purchase or sale by any client, including the Fund, within the preceding two weeks, (2) has been reviewed by Seligman for possible purchase or sale within the preceding two weeks, (3) is being purchased or sold by any client, (4) is being considered by a research analyst, (5) is being acquired in a private placement, unless prior approval has been obtained from Seligman's Compliance Officer, or (6) is being acquired during an initial or secondary public offering. The Code of Ethics also imposes a strict standard of confidentiality and requires portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

The Code of Ethics also prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages; and (2) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.

Officers, directors, and employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.

Principal Underwriter

Seligman Advisors, Inc. (Seligman Advisors), an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under "Management Information" as trustees or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.


Services Provided by the Investment Manager

Under the Management Agreement, dated June 21, 1990, subject to the control of the Board of Trustees, Seligman manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers their business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of trustees of the Fund who are employees or consultants of Seligman and of the officers and employees of the Fund. Seligman also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund with respect to its investments.


Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of the Fund, as set forth below:

Class A shares:
                                                                                      Regular Dealer
                                   Sales Charge             Sales Charge               Reallowance
                                    as a % of              as a % of Net                As a % of
Amount of Purchase              Offering Price(1)         Amount Invested             Offering Price
------------------              -----------------         ---------------             --------------
Less than  $ 50,000                     4.75%                     4.99%                      4.25%
$50,000  -  $ 99,999                    4.00                      4.17                       3.50
$100,000  -  $249,999                   3.50                      3.63                       3.00
$250,000  -  $499,999                   2.50                      2.56                       2.25
$500,000  -  $999,999                   2.00                      2.04                       1.75
$1,000,000  and over(2)                    0                         0                          0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

(2) You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.


Class C shares:
                                                                                            Regular Dealer
                                       Sales Charge               Sales Charge                Reallowance
                                        as a % of                as a % of Net                 As a % of
Amount of Purchase                  Offering Price(1)           Amount Invested             Offering Price
------------------                  -----------------           ---------------             --------------
Less than  $100,000                         1.00%                       1.01%                      1.00%
$100,000  -  $249,999                       0.50                        0.50                       0.50
$250,000  -  $1,000,000(2)                     0                           0                          0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

(2) Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more, you will pay less in fees and charges if you buy Class A shares.


Seligman Services, Inc. (Seligman Services), an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For fiscal years ended September 30, 1998, 1997, and 1996, Seligman Services received commissions in the amounts of $975, $0, and $5, respectively.

Rule 12b-1 Plan

Seligman Municipal Series Trust has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.


Under the 12b-1 Plan, the Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class C, and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of the Fund, as well as to discourage redemptions.

Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund are allocated between the classes in accordance with a methodology approved by the Fund's Board of Trustees. The Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.


Class A

Under the 12b-1 Plan, the Fund, with respect to Class A shares, pays quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of the Class A shares. These fees are used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Trustees of the Fund. The Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one fiscal year by Seligman Advisors with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other fiscal year. If the Fund's 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class A shares. The total amount paid by the Fund to Seligman Advisors in respect of Class A shares for the fiscal year ended September 30, 1998 was $75,601, equivalent to .23% of the Class A shares' average daily net assets.


Class C

Under the 12b-1 Plan, the Fund, with respect to Class C shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. The fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of .75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of .25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The Fund does not pay any 12b-1 fees in respect of Class C shares for the fiscal year ended September 30, 1998 because no Class C shares were issued or outstanding during such period.


Class D


Under the 12b-1 Plan, the Fund, with respect to Class D shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class D shares. The Fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund in respect of Class D shares for the fiscal year ended September 30, 1998 was $12,658 equivalent to 1% per annum of the average daily net assets of Class D shares.


The amounts expended by Seligman Advisors in any one year with respect to Class D shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 1998 Seligman Advisors has incurred $10,926 unreimbursed expenses in respect of the Fund's Class D shares. This amount is equal to .75% of the net assets of Class D at September 30, 1998.

If the 12b-1 Plan is terminated in respect of Class D shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class D shares.


Payments made by the Fund under the 12b-1 Plan for its fiscal year ended September 30, 1998, were spent on the following activities in the following amounts (no Class C shares were outstanding during such fiscal year):

                                              Class A             Class D

     Compensation to underwriters                 --              $ 1,609

     Compensation to broker/dealers           $75,601             $11,049

The 12b-1 Plan was approved on June 21, 1990 by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Qualified Trustees") and was approved by shareholders of the Fund on April 11, 1991. Amendments to the Plan were approved in respect of the Class D shares on November 18, 1993 by the Trustees, including a majority of the Qualified Trustees, and became effective with respect to the Class D shares on February 1, 1994. The 12b-1 Plan was approved in respect of Class C shares on May 20, 1999 by the Trustees, including a majority of the Qualified Trustees, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable under the terms of the 12b-1 Plan without the approval of a majority of the outstanding voting securities of the Fund and no material amendment to the 12b-1 Plan may be made except with the approval of a majority of both the Trustees and the Qualified Trustees in accordance with the applicable provisions of the 1940 Act and the rules thereunder.


The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended (and purposes therefor) made under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Trustees who are not "interested persons" of the Fund be made by such disinterested Trustees.

Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation from the Fund pursuant to the 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the fiscal years ended September 30, 1998, 1997, and 1996, Seligman Services received distribution and service fees of $2,401, $1,858, and $1,638, respectively, pursuant to the 12b-1 Plan.

                    Brokerage Allocation and Other Practices

Brokerage Transactions

For the fiscal years ended September 30, 1998, 1997, and 1996, no brokerage commissions were paid by the Fund. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

In over-the-counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

Commissions

For the fiscal years ended September 30, 1998, 1997, and 1996, the Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Fund, Seligman, or Seligman Advisors.

Regular Broker-Dealers

During the Fund's fiscal year ended September 30, 1998, the Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

               Shares of Beneficial Interest and Other Securities


Shares of Beneficial Interest

Seligman Municipal Series Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.001, in separate series. To date, four series have been authorized, the Fund being one of them. The Fund has three classes, designated Class A shares of beneficial interest, Class C shares of beneficial interest, and Class D shares of beneficial interest. Each share of the Fund's Class A, Class C, and Class D beneficial interest is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Massachusetts law. Seligman Municipal Series Trust has adopted a multiclass plan pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes. In accordance with the Declaration of Trust, the Board of Trustees may authorize the creation of additional classes of beneficial interest with such characteristics as are permitted by the multiples plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of trustees. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.


Other Securities

Seligman Municipal Series Trust has no authorized securities other than its shares of beneficial interest.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A


Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.


Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:

Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the Fund and shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Advisors is notified by an investor or a dealer of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.



Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund prospectus, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.


Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Fund's shareholder service agent. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp. Section 403(b) Plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or member of eligible employees.


Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.


Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors;

(4)  to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6) to accounts of financial institutions or broker/dealers that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;

(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors;

(9)  to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Fund's Prospectus, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. Purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Systematic Withdrawals. Class C and Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of the Fund, may use the Fund's Systematic Withdrawal Plan to withdraw up to 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class C shares and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:


(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)  in connection with (1) distributions from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Trustees of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program.


If, with respect to a redemption of any Class A, Class C or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.


Fund Reorganizations

Class A shares and Class C shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Payment in Securities. In addition to cash, the Funds may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Funds do not presently intend to accept securities in payment for Fund shares. Generally, a Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Funds will not accept restricted securities in payment for shares. The Funds will value accepted securities in the manner provided for valuing portfolio securities.

Offering Price


When you buy or sell Fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.

Fund's portfolio securities that the NAV of Fund shares might be materially affected. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class C shares and Class D shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution and other class expenses accrual differential between the classes.


The securities in which the Fund invests are traded primarily in the over-the-counter market. Municipal securities and other short-term holdings maturing in more than 60 days are valued on the basis of quotations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. In the absence of such quotations, fair value will be determined in accordance with procedures approved by the Trustees. Short-term holdings having remaining maturities of 60 days or less are generally valued at amortized cost.

Generally, trading in certain securities such as municipal securities, corporate bonds, US Government securities, and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of a Fund's shares are computed as of such times.


Specimen Price Make-Up

Under the current distribution arrangements between the Fund and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class D shares are sold at NAV(2). Using each Class's NAV at March 31, 1999, (except Class C shares, which commences operations effective June 1, 1999) the maximum offering price of the Fund's shares is as follows:

Class A

     Net asset value per share.........................................  $8.07
                                                                         -----

     Maximum sales charge (4.75% of offering price)....................    .40
                                                                         -----

     Offering price to public..........................................  $8.47
                                                                         =====

Class D


      Net asset value and offering price per share(2) .................  $8.06
                                                                         =====

--------------
(1) In addition to the 1.00% front-end sales charge, Class C shares are subject to a 1% CDSC if you redeem your shares within eighteen months of purchase.

(2) Class D shares are subject to a 1% CDSC if you redeem your shares within one year of purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the Securities and Exchange Commission. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              Taxation of the Fund

The Fund is treated as a separate corporation for federal income tax purposes. As a result, determinations of net investment income, exempt-interest dividends and net long-term and short-term capital gain and loss will be made separately for the Fund.

The Fund is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (1) at least 90% of the annual gross income of the Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (2) and the Fund diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash, US Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities).

Federal Income Taxes

If, at the end of each quarter of its taxable year, at least 50% of the Fund's total assets is invested in obligations exempt from regular federal income tax, the Fund will be eligible to pay dividends that are excludable by shareholders from gross income for regular federal income tax purposes. The total amount of such exempt interest dividends paid by the Fund cannot exceed the amount of federally tax-exempt interest received by the Fund during the year less any expenses allocable to the Fund.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder, except that the portion of net capital gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year. Net Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Distributions from the Fund's other investment income (other than exempt interest dividends) or from net realized short-term gain will taxable to shareholders as ordinary income, whether received in cash or invested in additional shares. Distributions generally will not be eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.

Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent that the Fund's distributions are exempt from federal income tax.

Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may be "substantial users" (or "related person" of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult the tax advisors before purchasing shares of the Fund.

North Carolina Taxes

In the opinion of Horack, Talley, Pharr & Lowndes, P.A., tax counsel to the North Carolina Fund, distributions from the North Carolina Fund to shareholders subject to North Carolina income taxes will not be taxable for North Carolina income tax purposes to the extent the distributions either (i) qualify as exempt-interest dividends of a regulated investment company under the Internal Revenue Code and are attributable to interest on obligations issued by the State of North Carolina and its political subdivisions or (ii) are dividends attributable to interest on direct obligations of the US Government and agencies and possessions of the United States, so long as in both cases the North Carolina Fund provides a supporting statement to the shareholders designating the portion of the dividends of the North Carolina Fund attributable to interest on obligations issued by the State of North Carolina and its political subdivisions or direct obligations of the US Government and agencies and possessions of the United States. In the absence of such a statement, the total amount of the dividends will be taxable for North Carolina income tax purposes. Distributions attributable to other sources, including exempt-interest dividends attributable to interest on obligations of states other than North Carolina and the political subdivisions of such other states as well as capital gains, will be taxable for North Carolina income tax purposes.

The North Carolina Fund will notify its shareholders within 60 days after the close of its taxable year as to the amount of dividends and distributions to the shareholders of the North Carolina Fund which are exempt from North Carolina income taxes and the dollar amount, if any, which is subject to North Carolina income taxes.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Fund is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. The rate of backup withholding is 31%. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Fund also reserves the right to close any account which does not have a certified taxpayer identification number.

                                  Underwriters

Distribution of Securities

Seligman Municipal Series Trust and Seligman Advisors are parties to a Distributing Agreement dated January 1, 1993 under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Fund's shares of beneficial interest, Seligman Advisors allows reallowances to all dealers on sales of Class A shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.


Total initial sales charges paid by shareholders of Class A shares of the Fund for the fiscal years ended September 30, 1998, 1997, and 1996 are shown below. Also shown are the amounts of the sales charges that were retained by Seligman Advisors. No Class C shares of each Fund were issued or outstanding during such fiscal years:

                    Total Sales Charges Paid by        Amount of Class A Sales
                           Shareholders             Charges Retained by Seligman
     Fiscal Year        on Class A Shares                    Advisors
     1998                   $ 50,052                         $  6,114
     1997                     51,778                            6,321
     1996                    104,210                           12,563

Compensation

Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Fund, received the following commissions and other compensation from the Fund during its fiscal year ended September 30, 1998:

        Net Underwriting            Compensation on
         Discounts and              Redemptions and
          Commissions                 Repurchases
     (Class A Sales Charge          (CDSC on Class A          Brokerage          Other
            Retained)             and Class D Retained)      Commissions      Compensation
     ---------------------        ---------------------      -----------      ------------
            $6,114                         $79                   $0               $0

Other Payments

Seligman Advisors shall pay broker/dealers, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay broker/dealers, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows: 1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.

Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by Seligman during a specified period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                         Calculation of Performance Data

Class A

The annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class A shares was 3.54%. The annualized yield was computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 4.75% of the net amount invested) on September 30, 1998, which was the last day of this period. The average number of Class A shares of the Fund was 3,900,791, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class A shares was 6.35%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus 44.28% (which assumes the maximum combined federal and state income tax rate for individual taxpayers that are subject to North Carolina's personal income taxes). Then the small portion of the yield attributable to securities the income of which was exempt for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class A shares' yield, if any, that was attributable to securities the income of which was not tax-exempt.

The average annual total return for the Fund's Class A shares for the one-year period ended September 30, 1998 was 3.46%. The average annual total return for the Fund's Class A shares for the five-year period ended September 30, 1998 was 4.62%. The average annual total return for the Fund's Class A shares for the period August 27, 1990 (inception) through September 30, 1998 was 6.99%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of the Fund. From this $1,000, the maximum sales load of $47.50 (4.75% of public offering price) was deducted. It was then assumed that all of the dividends and distributions by the Fund's Class A shares over the relevant time period were reinvested. It was then assumed that at the end of the one-year period, the five-year period, and the ten-year period of the Fund, the entire amount was redeemed. The average annual total return was then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).

Class D

The annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class D shares was 2.97%. The annualized yield was computed as for Class A shares by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value) on September 30, 1998 which was the last day of this period. The average number of Class D shares of the Fund was 172,902, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class D shares was 5.33%. The tax equivalent annualized yield was computed as discussed above for Class A shares.

The average annual total return for the Fund's Class D shares for the one-year period ended September 30, 1998 was 6.77%. The average annual total return for the Fund's Class D shares for the period February 1, 1994 (inception) through September 30, 1998 was 4.83%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class D shares of the Fund and that all of the dividends and distributions by the Fund's Class D shares over the relevant time period were reinvested. It was then assumed that at the end of the one-year period and the period since inception of the Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable


Class C shares are a new class, effective June 1, 1999, so no performance data is presented.


The tables below illustrate the total returns on a $1,000 investment in the Fund's Class A and Class D shares for the ten years ended September 30, 1998 or from the Class's inception through September 30, 1998, assuming investment of all dividends and capital gain distributions.

                                     Class A

                       Value of              Value of                                Total Value
      Year             Initial             Capital Gain           Value of                Of                 Total
     Ended(1)       Investment(2)         Distributions          Dividends           Investment(2)        Return(1)(3)
     --------       -------------         -------------          ---------           -------------        ------------
     9/30/90            $   939                $  --              $  --                  $   939
     9/30/91                985                   --                  66                   1,051
     9/30/92              1,015                   --                 133                   1,148
     9/30/93              1,097                     3                214                   1,314
     9/30/94                974                    10                254                   1,238
     9/30/95              1,031                    14                340                   1,385
     9/30/96              1,046                    16                412                   1,474
     9/30/97              1,073                    23                496                   1,592
     9/30/98              1,107                    37                585                   1,729              72.87%

                                     Class D

                       Value of                Value of                              Total Value
      Year             Initial               Capital Gain         Value of                of                 Total
     Ended(1)       Investment(2)           Distributions        Dividends           Investment(2)        Return(1)(3)
     --------       ------------           -------------         ---------           -------------        ------------
     9/30/94            $   893                $  --              $   26                 $   919
     9/30/95                947                     2                 72                   1,021
     9/30/96                958                     4                115                   1,077
     9/30/97                986                     8                162                   1,156
     9/30/98              1,016                    18                212                   1,246              24.58%

----------
(1) From commencement of operations of Class A shares on August 27, 1990; and from commencement of operations for Class D shares on February 1, 1994.

(2) The "Value of Initial Investment" as of the date indicated reflects the effect of maximum sales charge and CDSC, if applicable, assumes that all dividends and capital gain distributions were taken in cash, and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" reflects the effect of the CDSC, if applicable, and assumes investment of all dividends and capital gain distributions.

(3) Total return for each Class of the Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified, subtracting the maximum sales load or CDSC, if applicable; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its value at the end of the period by the amount of the hypothetical initial investment.

Seligman waived its fees and reimbursed certain expenses during some of the periods above, which positively affected the performance results presented.

The Fund's total returns and average annual total returns quoted from time to time for periods through December 27, 1990 do not reflect the deduction of 12b-1 fees, because the 12b-1 Plan was implemented on that date. If these fees were reflected, the performance results presented would have been lower.

                              Financial Statements

The Annual Report to Shareholders of Seligman Municipal Series Trust for the fiscal year ended September 30, 1998 and the Mid-Year Report to Shareholders for the fiscal six-month period ended March 31, 1999, contain a schedule of the investments of the Fund as of September 30, 1998 and March 31, 1999, respectively, as well as certain other financial information . The financial statements and notes included in the Annual Report, the Mid-Year Report, and the Independent Auditors' Reports thereon, are incorporated herein by reference. The Annual Report and Mid-Year Report will be furnished, without charge, to investors who request copies of this SAI.

                               General Information

The Trustees are authorized to classify or reclassify and issue any shares of beneficial interest of the Trust into any number of other classes without further action by shareholders. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class.

As a general matter, the Trust will not hold annual or other meetings of the shareholders. This is because the Declaration of Trust provides for shareholder voting only (a) for the election or removal of one or more Trustees if a meeting is called for that purpose, (b) with respect to any contract as to which shareholder approval is required by the 1940 Act, (c) with respect to any termination or reorganization of the Trust or any series, including the Fund, to the extent and as provided in the Declaration of Trust, (d) with respect to any amendment of the Declaration of Trust (other than amendments establishing and designating new series, abolishing series when there are no units thereof outstanding, changing the name of the Trust or the name of any series, supplying any omission, curing any ambiguity or curing, correcting or supplementing any provision thereof which is internally inconsistent with any other provision thereof or which is defective or inconsistent with the 1940 Act or with the requirements of the Code, or applicable regulations for the Fund's obtaining the most favorable treatment thereunder available to regulated investment companies), which amendments require approval by a majority of the Shares entitled to vote, (e) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, and (f) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Declaration of Trust, the By-laws of the Trust, any registration of the Trust with the Securities and Exchange Commission (the "Commission") or any state, or as the Trustees may consider necessary or desirable. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

The shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of the Trust's outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten percent of its shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1 per centum of the outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustee shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of requests. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statement so filed, the Commission may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not significantly affect any interest of such series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of trustees from the separate voting requirements of the Rule.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a series' assets for any shareholder held personally liable for obligations of such series.

Custodian. Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Fund. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Fund.

Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, NY 10281.

                                   Appendix A

Moody's Investors Service, Inc. ("Moody's")
Municipal Bonds

     Aaa: Municipal bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Municipal bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Municipal bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Municipal bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

     Ba: Municipal bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Municipal bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Municipal bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Municipal bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

     C: Municipal bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

     Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing or by established and broad-based access to the market for refinancing. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. Loans bearing the designation MIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Commercial Paper

     Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

     The designation "Prime-2" or "P-2" indicates that the issuer has a strong capacity for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issues rated "Not Prime" do not fall within any of the Prime rating categories.

Standard & Poor's Corporation ("S&P")
Municipal Bonds

     AAA: Municipal bonds rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

     AA: Municipal bonds rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A: Municipal bonds rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although they are somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Municipal bonds rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

     C: The rating C is reserved for income bonds on which no interest is being paid.

     D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

Municipal Notes

     SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Satisfactory capacity to pay principal and interest.

Commercial Paper

     S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

     A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

     C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

     D: Debt rated "D" is in payment default.

     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

     The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   Appendix B

    RISK FACTORS REGARDING INVESTMENTS IN NORTH CAROLINA MUNICIPAL SECURITIES

     While North Carolina has been moving from an agricultural to a service and goods producing economy in recent years, agriculture remains a basic element in the economy of North Carolina, with tobacco production being a significant source of agricultural income. The tobacco industry in North Carolina is currently in decline with tobacco growers' quotas over the last two years having been cut 35% because of declining cigarette sales. Tobacco production is expected to suffer still further because cigarette sales are projected to drop as manufacturers raise prices to cover the costs of the United States tobacco settlement. North Carolina is also the number two hog producing state and hog prices are currently in a steep decline, resulting in significant losses by hog producers. These developments will likely adversely impact the agricultural sector of the North Carolina economy. A strong agribusiness sector also supports farmers with farm inputs (fertilizer, insecticide, pesticide and farm machinery) and processing of commodities produced by farmers (vegetable canning and cigarette manufacturing). Manufacturing, tourism and mining are also important to the State's economy. North Carolina's manufacturing employment is among the largest in the Southeast, with textiles being the largest single source of manufacturing employment in North Carolina. However, certain portions of the North Carolina manufacturing sector, particularly the textile industry, have been hurt by foreign competition. Tourist spending has become a larger factor in the North Carolina economy in recent years. While most sectors of the North Carolina economy, excluding textiles, have experienced growth in the last few years, the rate of future growth is expected to be slowed by a limited increase in available new labor. In fact, while continued economic growth for North Carolina is projected for 1999, the rate of that growth is forecast to slow statewide and in most regions of the State. Major reasons for the expected slower growth are a reduction in retail sales growth together with slower residential construction.

     The North Carolina State Constitution requires that the total expenditures of the State for each fiscal period covered by the budget must not exceed the total receipts during the fiscal period and the surplus in the State Treasury at the beginning of the period. During the State's 1990-1991 fiscal year, North Carolina began facing a substantial budget shortfall resulting from the failure of revenues received by the State to meet projected levels. While the State was successful in dealing with the problem, pressure on State revenues will be an ongoing problem. Because of taxpayer litigation concerning the now repealed intangibles tax, North Carolina is in the process of completing the payment of a multi-million dollar tax refund of the intangibles tax for certain years. The State had set aside certain funds in anticipation of having to pay these refunds.

     General obligations of the State are currently rated "AAA" and "Aaa" by S&P and Moody's, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions, including the State's response to any future budget problem. When the budget shortfall problem first developed, the State was cautioned by S&P and Moody's that a failure to respond adequately to the budget shortfall could result in a reevaluation of the ratings given to the State's general obligations and the State's response to any future budget problems will be important to the maintenance of its current ratings. Moreover, such ratings apply only to obligations of the State and not to those of its political subdivisions, and the economic information provided above may not be relevant to obligations issued by such political subdivisions.

                                   Appendix C

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

     Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

     Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. &
W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison. o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.


o    Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios.

o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high quality municipal bonds.

o In 1991 establishes a joint venture with Henderson plc, of London, known as Seligman Henderson Co., to offer global investment products.

o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Henderson Global Fund Series, Inc., which today offers five separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Seligman Henderson Global Growth Opportunities Fund and Seligman Henderson Emerging Markets Growth Fund.

o Launches Seligman Value Fund Series, which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

                         SELIGMAN MUNICIPAL SERIES TRUST

                        Seligman Florida Municipal Series

                       Statement of Additional Information
                                  June 1, 1999

                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864

                       Toll Free Telephone: (800) 221-2450



This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of Seligman Municipal Funds, dated June 1, 1999. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers.

The financial statements and notes included in the Fund's Annual Report and Mid-Year Report, and the Independent Auditors' Reports thereon, are incorporated herein by reference. The Annual Report and Mid-Year Report will be furnished to you without charge if you request a copy of this SAI.





                                Table of Contents

     Fund History .....................................................  2
     Description of the Fund and Its Investments and Risks ............  2
     Management of the Fund ...........................................  8
     Control Persons and Principal Holders of Securities...............  13
     Investment Advisory and Other Services ...........................  13
     Brokerage Allocation and Other Practices .........................  18
     Shares of Beneficial Interest and Other Securities ...............  19
     Purchase, Redemption, and Pricing of Shares ......................  19
     Taxation of the Fund .............................................  24
     Underwriters......................................................  26
     Calculation of Performance Data ..................................  27
     Financial Statements..............................................  29
     General Information...............................................  29
     Appendix A .......................................................  32
     Appendix B .......................................................  35
     Appendix C .......................................................  37

                                  Fund History

Seligman Municipal Series Trust was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts by a Declaration of Trust dated July 27, 1984.

              Description of the Fund and Its Investments and Risks

Classification

Seligman Municipal Series Trust is a non-diversified, open-end management investment company, or mutual fund. It consists of four separate series, one of which is discussed in this SAI:

Seligman California Municipal High-Yield Series
Seligman California Municipal Quality Series
Seligman Florida Municipal Series (Florida Fund)
Seligman North Carolina Municipal Series

Investment Strategies and Risks

The following information regarding the Fund's investments and risks supplements the information contained in the Prospectus.

The Fund seeks to provide high income exempt from regular federal income taxes consistent with preservation of capital. The Fund also invests with consideration given to capital gain.

The Fund is expected to invest principally, without percentage limitations, in municipal securities which on the date of purchase are rated within the four highest rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Corporation (S&P). Municipal Securities rated in these categories are commonly referred to as investment grade. The Fund may invest in municipal securities that are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, the Fund will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.

Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated BBB by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and re-pay principal than bonds in higher rating categories and bonds rated Baa by Moody's lack outstanding investment characteristics and in fact have speculative characteristics according to Moody's. Municipal securities in the fourth rating category of S&P or Moody's will generally provide a higher yield than do higher rated municipal securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the municipal securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade municipal securities rated in the fourth rating categories than in the higher rating categories.

A description of the credit rating categories is contained in Appendix A to this SAI.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities and for providing state and local governments with federal credit assistance. Reevaluation of the Fund's investment objectives and structure might be necessary in the future due to market conditions that may result from future changes in the tax laws.

Florida Municipal Securities. Florida Municipal Securities include notes, bonds and commercial paper issued by or on behalf of the State of Florida, its political subdivisions, agencies, and instrumentalities, the interest on which is exempt from regular federal income taxes. Such securities are traded primarily in an over-the-counter market. The Fund may invest, without percentage limitations, in certain private activity bonds, the interest on which is treated as a preference item for purposes of the alternative minimum tax.

Under the Investment Company Act of 1940, as amended (1940 Act), the identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if only the assets and revenues of the non-governmental user back the bond, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.

The Fund invests principally in long-term municipal bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Municipal bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide various privately operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities.

The two principal classifications of municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although industrial development bonds (IDBs) are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

The Fund, with respect to 75% of its assets, will not purchase any revenue bonds if as a result of such purchase more than 5% of the Fund's assets would be invested in the revenue bonds of a single issuer.

The Fund may also invest in municipal notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Municipal Notes include:

     1. Tax Anticipation Notes and Revenue Anticipation Notes. Tax anticipation notes and revenue anticipation notes are issued to finance short-term working capital needs of political subdivisions. Generally, tax anticipation notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both tax and revenue anticipation notes.

     2. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Issues of municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Securities. The Fund may purchase floating or variable rate securities, including participation interests therein. Investments in floating or variable rate securities provide that the rate of interest is either pegged to money market rates or set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Treasury Bills or the prime rate of a major commercial bank. A floating rate or variable rate security generally provides that the Fund can demand payment of the obligation on short notice (daily or weekly, depending on the terms of the obligation) at an amount equal to par (face value) plus accrued interest. In Unusual circumstances, the amount received may be more or less than the amount the Fund paid for the securities.

Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank or issuer, as the case may be, must be equivalent to the standards set forth with respect to taxable investments below.

The maturity of variable or floating rate obligations (including participation interests therein) is deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the obligation upon demand, or
(2) the period remaining until the obligation's next interest rate adjustment. If the Fund does not redeem the obligation through the demand feature, the obligation will mature on a specific date, which may range up to thirty years from the date of its issuance.

Participation Interests. From time to time, the Fund may purchase from banks, participation interests in all or part of specific holdings of municipal securities. A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security and provides the demand repurchase feature described above. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Fund has determined meets its prescribed quality standards. The Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, on short notice, for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. The Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the municipal security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments are purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. The Fund currently does not purchase participation interests and has no current intention of doing so.

When-Issued Securities. The Fund may purchase municipal securities on a "when-issued" basis, which means that delivery of and payment for securities normally take place in less than 45 days after the date of the buyer's purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result, the yields obtained and the market value of such securities may be higher or lower on the date the securities are actually delivered to the buyer. The Fund will generally purchase a municipal security sold on a when-issued basis with the intention of actually acquiring the securities on the settlement date.

A separate account consisting of cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments is established with the Fund's custodian in connection with any purchase of when-issued securities. The account is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. The Fund meets its respective obligation to purchase when-issued securities from outstanding cash balances, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or lesser than the Fund's payment obligations).

Municipal securities purchased on a when-issued basis and the other securities held in the Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. Purchasing a municipal security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security purchased on a when-issued basis.

Standby Commitments. The Fund is authorized to acquire standby commitments issued by banks with respect to securities they hold, although the Fund has no present intention of investing any assets in standby commitments. These commitments would obligate the seller of the standby commitment to repurchase, at the Fund's option, specified securities at a specified price.

The price which the Fund would pay for municipal securities with standby commitments generally would be higher than the price which otherwise would be paid for the municipal securities alone, and the Fund would use standby commitments solely to facilitate portfolio liquidity. The standby commitment generally is for a shorter term than the maturity of the security and does not restrict in any way the Fund's right to dispose of or retain the security. There is a risk that the seller of a standby commitment may not be able to repurchase the security upon the exercise of the right to resell by the Fund. To minimize such risks, the Fund is presently authorized to acquire standby commitments solely from banks deemed creditworthy. The Board of Trustees may, in the future, consider whether the Funds should be permitted to acquire standby commitments from dealers. Prior to investing in standby commitments of dealers, the Fund, if it deems necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission for an exemptive order relating to such commitments and the valuation thereof. There can be no assurance that the Securities and Exchange Commission will issue such an order.

Standby commitments with respect to portfolio securities of the Fund with maturities of less than 60 days which are separate from the underlying portfolio securities are not assigned a value. The cost of any such standby commitments is carried as an unrealized loss from the time of purchase until it is exercised or expires. Standby commitments with respect to portfolio securities of the Fund with maturities of 60 days or more which are separate from the underlying portfolio securities are valued at fair value as determined in accordance with procedures established by the Board of Trustees. The Board of Trustees would, in connection with the determination of value of such a standby commitment, consider, among other factors, the creditworthiness of the writer of the standby commitment, the duration of the standby commitment, the dates on which or the periods during which the standby commitment may be exercised and the applicable rules and regulations of the Securities and Exchange Commission.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (1933 Act)) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Trustees, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. The Fund may borrow money only from banks and only for temporary or emergency purposes (but not for the purchase of portfolio securities) in an amount not in excess of 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). Permitted borrowings may be secured or unsecured. The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets.

Taxable Investments. Under normal market conditions, the Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and California personal income tax. Such interest, however, may be subject to the federal alternative minimum tax.

Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of the Fund's net assets.

Except as otherwise specifically noted above, the Fund's investment strategies are not fundamental and a Fund, with the approval of the Board of Trustees, may change such strategies without the vote of shareholders.

Fund Policies

The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the outstanding voting securities of the Fund. Under these policies, the Fund may not:

- Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes but not for the purchase of portfolio securities) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

- Invest more than 25% of total assets at market value in any one industry; except that municipal securities and securities of the US Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation;

- As to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities);

- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under the Deferred Compensation Plan for Directors;

- Purchase or hold any real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer, if to its knowledge, trustees or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

- Write or purchase put, call, straddle or spread options; purchase securities on margin or sell "short"; underwrite the securities of other issuers, except that the Fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities;

- Purchase or sell commodities or commodity contracts including futures contracts; or

- Make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

The Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Temporary Defensive Position

In abnormal market conditions, if, in the judgment of the Fund, municipal securities satisfying the Fund's investment objectives may not be purchased, the Fund may, for defensive purposes, temporarily invest in instruments the interest on which is exempt from regular federal income taxes, but not state personal income taxes. Such securities would include those described under "Florida Municipal Securities" above that would otherwise meet the Fund's objectives.

Also, in abnormal market conditions, the Fund may invest on a temporary basis in fixed-income securities, the interest on which is subject to federal, state, or local income taxes, pending the investment or reinvestment in municipal securities of the proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated Aa3 or better by Moody's or AA- or better by S&P); prime commercial paper (rated P-1 by Moody's or A-1+/A-1 by S&P); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of US banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.

Portfolio Turnover

Portfolio transactions will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates but the Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary disparity in the normal yield relationship between the two securities.

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The Fund's portfolio turnover rates for the fiscal years ended September 30, 1998 and 1997, were 6.73% and 33.68%, respectively. The fluctuation in portfolio turnover rates of the Fund resulted from conditions in the Florida municipal market. The Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.

                             Management of the Fund

Board of Trustees

The Board of Trustees provides broad supervision over the affairs of the Fund. Management Information

Trustees and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

           Name,                                                                     Principal
         (Age) and                   Position(s) Held                          Occupation(s) During
          Address                       with Fund                                  Past 5 Years
          -------                       ---------                                  ------------
      William C. Morris*         Trustee, Chairman of the        Chairman, J. & W. Seligman & Co. Incorporated,
             (61)                Board, Chief Executive          Chairman and Chief Executive Officer, the Seligman
                                 Officer and Chairman of the     Group of investment companies; Chairman, Seligman
                                 Executive Committee             Advisors, Inc, Seligman Services, Inc., and Carbo
                                                                 Ceramics Inc., ceramic proppants for oil and gas
                                                                 industry; and Director, Seligman Data Corp.,
                                                                 Kerr-McGee Corporation, diversified energy company.
                                                                 Formerly, Director, Daniel Industries Inc.,
                                                                 manufacturer of oil and gas metering equipment.

        Brian T. Zino*           Trustee, President and Member   Director and President, J. & W. Seligman & Co.
             (46)                of the Executive Committee      Incorporated; President (with the exception of
                                                                 Seligman Quality Municipal Fund, Inc. and Seligman
                                                                 Select Municipal Fund, Inc.) and Director or Trustee,
                                                                 the Seligman Group of investment companies; Member of
                                                                 the Board of Governors of the Investment Company
                                                                 Institute and Director, ICI Mutual Insurance Company;
                                                                 Chairman, Seligman Data Corp., and Director, Seligman
                                                                 Advisors, Inc. and Seligman Services, Inc.

     Richard R. Schmaltz*        Trustee and Member of the       Director and Managing Director, Director of
             (58)                Executive Committee             Investments, J. & W. Seligman & Co. Incorporated;
                                                                 Director or Trustee, the Seligman Group of
                                                                 investment companies (except Seligman Cash
                                                                 Management Fund, Inc.; Director, Seligman Henderson
                                                                 Co., and Trustee Emeritus of Colby College.
                                                                 Formerly, Director, Investment Research at Neuberger
                                                                 & Berman from May 1993 to September 1996.

           Name,                                                                     Principal
         (Age) and                   Position(s) Held                          Occupation(s) During
          Address                       with Fund                                  Past 5 Years
          -------                       ---------                                  ------------
        John R. Galvin                  Trustee                  Dean, Fletcher School of Law and Diplomacy at Tufts
             (69)                                                University; Director or Trustee, the Seligman Group
       Tufts University                                          of investment companies; Chairman Emeritus, American
        Packard Avenue,                                          Council on Germany; Governor of the Center for
       Medford, MA 02155                                         Creative Leadership; Director, Raytheon Co.,
                                                                 electronics; National Defense University; and the
                                                                 Institute for Defense Analysis.  Formerly, Director,
                                                                 USLIFE Corporation, life insurance; Ambassador, U.S.
                                                                 State Department for negotiations in Bosnia;
                                                                 Distinguished Policy Analyst at Ohio State University
                                                                 and Olin Distinguished Professor of National Security
                                                                 Studies at the United States Military Academy.  From
                                                                 June, 1987 to June, 1992, he was the Supreme Allied
                                                                 Commander, Europe and the Commander-in-Chief, United
                                                                 States European Command.

       Alice S. Ilchman                 Trustee                  Retired President, Sarah Lawrence College; Director
             (64)                                                or Trustee, the Seligman Group of investment
      18 Highland Circle                                         companies; Trustee, the Committee for Economic
     Bronxville, NY 10708                                        Development; and Chairman, The Rockefeller
                                                                 Foundation, charitable foundation. Formerly,
                                                                 Trustee, The Markle Foundation, philanthropic
                                                                 organization; and Director, New York Telephone
                                                                 Company and International Research and Exchange
                                                                 Board, intellectual exchanges.

       Frank A. McPherson               Trustee                  Retired Chairman and Chief Executive Officer,
              (66)                                               Kerr-McGee Corporation; Director or Trustee, the
   2601 Northwest Expressway,                                    Seligman Group of investment companies; Director,
            Suite 805E                                           Kimberly-Clark Corporation, consumer products; Bank
    Oklahoma City, OK  73112                                     of Oklahoma Holding Company; Baptist Medical Center;
                                                                 Oklahoma Chapter of the Nature Conservancy; Oklahoma
                                                                 Medical Research Foundation; and National Boys and
                                                                 Girls Clubs of America; and Member of the Business
                                                                 Roundtable and National Petroleum Council.  Formerly,
                                                                 Chairman, Oklahoma City Public Schools Foundation;
                                                                 and Director, Federal Reserve System's Kansas City
                                                                 Reserve Bank and the Oklahoma City Chamber of
                                                                 Commerce.

           Name,                                                                     Principal
         (Age) and                   Position(s) Held                          Occupation(s) During
          Address                       with Fund                                  Past 5 Years
          -------                       ---------                                  ------------
         John E. Merow                  Trustee                  Retired Chairman and Senior Partner, Sullivan &
              (69)                                               Cromwell, law firm; Director or Trustee, the
                                                                 Seligman 125 Broad Street, Group of investment
                                                                 companies; Director, Commonwealth New York, NY 10004
                                                                 Industries, Inc., manufacturers of aluminum sheet
                                                                 products; the Foreign Policy Association; Municipal
                                                                 Art Society of New York; the U.S. Council for
                                                                 International Business; and New York Presbyterian
                                                                 Hospital; Chairman, American Australian Association;
                                                                 and New York Presbyterian Healthcare Network, Inc.;
                                                                 Vice-Chairman, the U.S.-New Zealand Council; and
                                                                 Member of the American Law Institute and Council on
                                                                 Foreign Relations.

        Betsy S. Michel                 Trustee                  Attorney; Director or Trustee, the Seligman Group of
             (56)                                                investment companies; Trustee, The Geraldine R. Dodge
         P.O. Box 449                                            Foundation, charitable foundation; and Chairman of
      Gladstone, NJ 07934                                        the Board of Trustees of St. George's School
                                                                 (Newport, RI).  Formerly, Director, the National
                                                                 Association of Independent Schools (Washington, DC).

        James C. Pitney                 Trustee                  Retired Partner, Pitney, Hardin, Kipp & Szuch, law
             (72)                                                firm; Director or Trustee, the Seligman Group of
 Park Avenue at Morris County,                                   investment companies.  Formerly, Director, Public
 P.O. Box 1945, Morristown, NJ                                   Service Enterprise Group, public utility.
             07962

       James Q. Riordan                 Trustee                  Director or Trustee, the Seligman Group of investment
             (71)                                                companies; Director, The Houston Exploration Company;
       675 Third Avenue,                                         The Brooklyn Museum, KeySpan Energy Corporation; and
          Suite 3004                                             Public Broadcasting Service; and Trustee, the
      New York, NY 10017                                         Committee for Economic Development. Formerly,
                                                                 Co-Chairman of the Policy Council of the Tax
                                                                 Foundation; Director, Tesoro Petroleum Companies,
                                                                 Inc. and Dow Jones & Company, Inc.; Director and
                                                                 President, Bekaert Corporation; and Co-Chairman,
                                                                 Mobil Corporation.

       Robert L. Shafer                 Trustee                  Retired Vice President, Pfizer Inc.; Director or
             (66)                                                Trustee, the Seligman Group of investment companies.
     96 Evergreen Avenue,                                        Formerly, Director, USLIFE Corporation.
         Rye, NY 10580

           Name,                                                                     Principal
         (Age) and                   Position(s) Held                          Occupation(s) During
          Address                       with Fund                                  Past 5 Years
          -------                       ---------                                  ------------
       James N. Whitson                 Trustee                  Director and Consultant, Sammons Enterprises, Inc.;
             (64)                                                Director or Trustee, the Seligman Group of investment
    6606 Forestshire Drive                                       companies; Director, C-SPAN and CommScope, Inc.,
       Dallas, TX 75230                                          manufacturer of coaxial cables.  Formerly, Executive
                                                                 Vice President, Chief Operating Officer, Sammons
                                                                 Enterprises, Inc.; and Director, Red Man Pipe and
                                                                 Supply Company, piping and other materials.


        Thomas G. Moles          Vice President and Senior       Director and Managing Director, J. & W. Seligman &
              (56)               Portfolio Manager               Co. Incorporated; Vice President and Senior Portfolio
                                                                 Manager, three other open-end investment companies in
                                                                 the Seligman Group of investment companies; President
                                                                 and Senior Portfolio Manager, Seligman Quality
                                                                 Municipal Fund, Inc. and Seligman Select Municipal
                                                                 Fund, Inc., closed-end investment companies; and
                                                                 Director, Seligman Advisors, Inc. and Seligman
                                                                 Services, Inc.

       Lawrence P. Vogel                Vice President           Senior Vice President, Finance, J. & W. Seligman &
             (42)                                                Co. Incorporated, Seligman Advisors, Inc., and
                                                                 Seligman Data Corp.; Vice President, the Seligman
                                                                 Group of investment companies and Seligman Services,
                                                                 Inc.; and Vice President and Treasurer, Seligman
                                                                 International, Inc.; and Treasurer, Seligman
                                                                 Henderson Co.

        Frank J. Nasta                  Secretary                General Counsel, Senior Vice President, Law and
             (34)                                                Regulation and Corporate Secretary, J. & W. Seligman
                                                                 & Co. Incorporated; Secretary, the Seligman Group of
                                                                 investment companies, Seligman Advisors, Inc.,
                                                                 Seligman Henderson Co., Seligman Services, Inc.,
                                                                 Seligman International, Inc. and Seligman Data Corp.

         Thomas G. Rose                 Treasurer                Treasurer, the Seligman Group of investment companies
              (41)                                               and Seligman Data Corp.

The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available, and to elect or appoint officers of the Fund to serve until the next meeting of the Board.

Trustees and officers of the Fund are also directors and officers of some or all of the other investment companies in the Seligman Group.

Compensation

                                                                          Pension or             Total Compensation
                                                       Aggregate       Retirement Benefits          from Fund and
            Name and                                 Compensation      Accrued as Part of         Fund Complex Paid
       Position with Fund                            from Fund (1)       Fund Expenses           to Trustees (1)(2)
       ------------------                            -------------       -------------           ------------------
William C. Morris, Trustee and Chairman                  N/A                 N/A                         N/A
Brian T. Zino, Trustee and President                     N/A                 N/A                         N/A
Richard R. Schmaltz, Trustee                             N/A                 N/A                         N/A
John R. Galvin, Trustee                                 $599                 N/A                     $77,000
Alice S. Ilchman, Trustee                                527                 N/A                      70,000
Frank A. McPherson, Trustee                              577                 N/A                      75,000
John E. Merow, Trustee                                   567                 N/A                      74,000
Betsy S. Michel, Trustee                                 599                 N/A                      77,000
James C. Pitney, Trustee                                 547                 N/A                      72,000
James Q. Riordan, Trustee                                547                 N/A                      72,000
Robert L. Shafer, Trustee                                547                 N/A                      72,000
James N. Whitson, Trustee                                598(d)              N/A                      77,000(d)

----------
(1) For the Fund's fiscal year ended September 30, 1998. Effective January 16, 1998, the per meeting fee for Trustees was increased by $1,000, which is allocated among all funds in the Fund Complex.

(2) The Seligman Group of investment companies consists of eighteen investment companies.

(d)  Deferred.

Seligman Municipal Series Trust has a compensation arrangement under which outside trustees may elect to defer receiving their fees. Seligman Municipal Series Trust has adopted a Deferred Compensation Plan under which a trustee who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of any of the investment companies advised by J. & W. Seligman & Co. Incorporated, as designated by the trustee. The cost of such fees and earnings is included in trustees' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Fund's financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Fund to Mr. Whitson as of September 30, 1998 was $2,667.

Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation in the amounts of $5,659 and $4,142, respectively, as of September 30, 1998.

The Fund may, but is not obligated to, purchase shares of the Seligman Group of investment companies to hedge its obligations in connection with the Deferred Compensation Plan.

Sales Charges

Class A shares of the Fund may be issued without a sales charge to present and retired directors, trustees, officers, employees (and their family members) of the Fund, the other investment companies in the Seligman Group, and J. & W. Seligman & Co. Incorporated and its affiliates. Family members are defined to include lineal descendents and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by J. & W. Seligman & Co. Incorporated or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to the Fund.

Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

               Control Persons and Principal Holders of Securities


Control Persons

As of May 14, 1999, there was no person or persons who controlled the Fund, either through significant ownership of Fund shares or any other means of control.

Principal Holders

As of May 14, 1999, MLPF&S for the Sole Benefit of Its Customers, Attn Fund Administration, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246 owned of record 19.48% of the outstanding Class A shares of beneficial interest of the Fund and 63.97% of the outstanding Class D shares of beneficial interest of the Fund. As of the smae date, Dwight C. Byers TR UA 3/17/92 FBO Dwight C. Byers Trust, 2701 60th Way N., Saint Petersburg, FL 32246 owned of record 7.05% of the Fund's outstanding Class D shares of beneficial interest.

Management Ownership

Trustees and officers of the Fund as a group owned less than 1% of the outstanding Class A shares of beneficial interest of the Fund as of May 14, 1999. As of the same date, no Trustees or officers of the Fund owned any Class D shares of beneficial interest of the Fund.


                     Investment Advisory and Other Services

Investment Manager

J. & W. Seligman & Co. Incorporated (Seligman) manages the Fund. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. On December 29, 1988, a majority of the outstanding voting securities of Seligman was purchased by Mr. William C. Morris and a simultaneous recapitalization of Seligman occurred. See Appendix C for further history of Seligman.

All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.

The Fund pays Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to .50% per annum of the Fund's average daily net assets. For the fiscal years ended September 30, 1998, 1997, and 1996, the Fund paid Seligman management fees in the amount of $220,971, $228,202, and $243,865,respectively. Seligman, in its discretion, waived a small portion of its fee from the Fund in 1996 which resulted in an annual fee rate of
 .50% of the Fund's average daily net assets.

The Fund pays all of its expenses other than those assumed by Seligman, including brokerage commissions, if any, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Funds and their shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of the Trustees of the Fund not employed by or serving as a director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. These expenses are allocated between the Funds in a manner determined by the Trustees to be fair and equitable.

The Management Agreement also provides that Seligman will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Fund's Management Agreement was approved by the Trustees at a meeting held on June 21, 1990 and was approved by the Florida shareholders at a Special Meeting of the Fund held on December 7, 1990. The Agreement will continue in effect until December 31 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Trustees or of the outstanding voting securities of the Fund and by a vote of a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to December 31 of any year that it does not desire such continuance. The Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of its Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.

Officers, directors and employees of Seligman are permitted to engage in personal securities transactions, subject to Seligman's Code of Ethics. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Compliance Officer, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits each of the officers, directors and employees (including all portfolio managers) of Seligman from purchasing or selling any security that the officer, director, or employee knows or believes (1) was recommended by Seligman for purchase or sale by any client, including the Fund, within the preceding two weeks, (2) has been reviewed by Seligman for possible purchase or sale within the preceding two weeks, (3) is being purchased or sold by any client, (4) is being considered by a research analyst, (5) is being acquired in a private placement, unless prior approval has been obtained from Seligman's Compliance Officer, or (6) is being acquired during an initial or secondary public offering. The Code of Ethics also imposes a strict standard of confidentiality and requires portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

The Code of Ethics also prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages; and (2) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.

Officers, directors, and employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.

Principal Underwriter

Seligman Advisors, Inc. (Seligman Advisors), an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under "Management Information" as trustees or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement dated December 29, 1988, subject to the control of the Board of Trustees, Seligman manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers their business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of trustees of the Fund who are employees or consultants of Seligman and of the officers and employees of the Fund. Seligman also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund with respect to its investments.


Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of the Fund, as set forth below:

Class A shares:

                                                                                   Regular Dealer
                                     Sales Charge          Sales Charge              Reallowance
                                      as a % of            as a % of Net              As a % of
Amount of Purchase                Offering Price(1)       Amount Invested          Offering Price
------------------                -----------------       ---------------          --------------
Less than  $ 50,000                     4.75%                  4.99%                      4.25%
$50,000  -  $ 99,999                    4.00                   4.17                       3.50
$100,000  -  $249,999                   3.50                   3.63                       3.00
$250,000  -  $499,999                   2.50                   2.56                       2.25
$500,000  -  $999,999                   2.00                   2.04                       1.75
$1,000,000  and over(2)                   0                      0                          0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

(2) You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

Class C shares:

                                                                                   Regular Dealer
                                     Sales Charge          Sales Charge              Reallowance
                                      as a % of            as a % of Net              As a % of
Amount of Purchase                Offering Price(1)       Amount Invested          Offering Price
------------------                -----------------       ---------------          --------------
Less than  $100,000                     1.00%                  1.01%                      1.00%
$100,000  -  $249,000                   0.50                   0.50                       0.50
$250,000  -  $1,000,000(2)                0                      0                          0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

(2) Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more, you will pay less in fees and charges if you buy Class A shares.


Seligman Services, Inc. (Seligman Services), an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For fiscal years ended September 30, 1998, 1997, and 1996, Seligman Services received commissions of $2,125, $1,118, and $1,101.

Rule 12b-1 Plan

Seligman Municipal Series Trust has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.


Under the 12b-1 Plan, the Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of Class A, Class C, and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of the Fund, as well as to discourage redemptions.


Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund are allocated between the classes in accordance with a methodology approved by the Fund's Board of Directors. The Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A

Under the 12b-1 Plan, the Fund, with respect to Class A shares, pays quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of the Class A shares. These fees are used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Directors of the Fund. The Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one fiscal year by Seligman Advisors with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other fiscal year. If the Fund's 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class A shares. The total amount paid by the Fund to Seligman Advisors in respect of Class A shares for the fiscal year ended September 30, 1998 was $99,371, equivalent to .23% of the Class A shares' average daily net assets.


Class C

Under the 12b-1 Plan, the Fund, with respect to Class C shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. The fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of .75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of .25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The Fund does not pay any 12b-1 fees in respect of Class C shares for the fiscal year ended September 30, 1998 because no Class C shares were issued or outstanding during such period.

Class D

Under the 12b-1 Plan, the Fund, with respect to Class D shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class D shares. The Fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund in respect of Class D shares for the fiscal year ended September 30, 1998 was $18,293, equivalent to 1% per annum of the average daily net assets of Class D shares.


The amounts expended by Seligman Advisors in any one year with respect to Class D shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

If the 12b-1 Plan is terminated in respect of Class D shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class D shares.

As of September 30, 1998 Seligman Advisors has incurred $5,076 of unreimbursed expenses in respect of the Fund's Class D shares. This amount is equal to .26% of the net assets of Class D at September 30, 1998.


Payments made by the Fund under the 12b-1 Plan for its fiscal year ended September 30, 1998, were spent on the following activities in the following amounts (no Class C shares were outstanding during such fiscal year):

                                              Class A              Class D
                                              -------              -------

     Compensation to underwriters                                   $3,556

     Compensation to broker/dealers           $99,371              $14,737


The 12b-1 Plan was approved on June 21, 1990 by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Qualified Trustees") and was approved by shareholders of the Fund on December 7, 1990. Amendments to the Plan were approved in respect of the Class D shares on November 18, 1993 by the Trustees, including a majority of the Qualified Trustees, and became effective with respect to the Class D shares on February 1, 1994. The 12b-1 Plan was approved in respect of Class C shares on May 20, 1999 by the Trustees, including a majority of the Qualified Trustees, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable under the terms of the 12b-1 Plan without the approval of a majority of the outstanding voting securities of the Fund and no material amendment to the 12b-1 Plan may be made except with the approval of a majority of both the Trustees and the Qualified Trustees in accordance with the applicable provisions of the 1940 Act and the rules thereunder.


The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended (and purposes therefor) made under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Trustees who are not "interested persons" of the Fund be made by such disinterested Trustees.

Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation from the Fund pursuant to the 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the fiscal years ended September 30, 1998, 1997, and 1996, Seligman Services received distribution and service fees of $4,566, $5,302, and $5,070, respectively, pursuant to the 12b-1 Plan.

                    Brokerage Allocation and Other Practices

Brokerage Transactions

For the fiscal years ended September 30, 1998, 1997, and 1996, no brokerage commissions were paid by the Fund. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

In over-the-counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

Commissions

For the fiscal years ended September 30, 1998, 1997, and 1996, the Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Fund, Seligman, or Seligman Advisors.

Regular Broker-Dealers

During the Fund's fiscal year ended September 30, 1998, the Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

               Shares of Beneficial Interest and Other Securities

Shares of Beneficial Interest


Seligman Municipal Series Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.001, in separate series. To date, four series have been authorized, the Fund being one of them. The Fund has three classes, designated Class A shares of beneficial interest, Class C shares of beneficial interest, and Class D shares of beneficial interest. Each share of the Fund's Class A, Class C, and Class D beneficial interest is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Massachusetts law. Seligman Municipal Series Trust has adopted a multiclass plan pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes. In accordance with the Declaration of Trust, the Board of Trustees may authorize the creation of additional classes of beneficial interest with such characteristics as are permitted by the multiples plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of trustees. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.


Other Securities

Seligman Municipal Series Trust has no authorized securities other than its shares of beneficial interest.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.


Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:


Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the Fund and shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Advisors is notified by an investor or a dealer of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.



Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund prospectus, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.


Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Fund's shareholder service agent. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp. Section 403(b) Plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or member of eligible employees.


Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.


Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors;

(4)  to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6) to accounts of financial institutions or broker/dealers that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;

(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors;

(9)  to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Fund's Prospectus, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. Purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Systematic Withdrawals. Class C and Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of the Fund, may use the Fund's Systematic Withdrawal Plan to withdraw up to 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class C shares and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:


(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)  in connection with (1) distributions from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Directors of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program.


If, with respect to a redemption of any Class A, Class C or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.


Fund Reorganizations


Class A and Class C shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.


Payment in Securities. In addition to cash, the Funds may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Fund do not presently intend to accept securities in payment for Fund shares. Generally, a Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Funds will not accept restricted securities in payment for shares. The Funds will value accepted securities in the manner provided for valuing portfolio securities.

Offering Price

When you buy or sell Fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.

NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund will also determine NAV for each class on each day in which there is a sufficient degree of trading in the Fund's portfolio securities that the NAV of Fund shares might be materially affected. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class C shares and Class D shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution and other class expenses accrual differential between the classes.

The securities in which the Fund invests are traded primarily in the over-the-counter market. Municipal securities and other short-term holdings maturing in more than 60 days are valued on the basis of quotations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. In the absence of such quotations, fair value will be determined in accordance with procedures approved by the Trustees. Short-term holdings having remaining maturities of 60 days or less are generally valued at amortized cost.

Generally, trading in certain securities such as municipal securities, corporate bonds, US Government securities, and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of a Fund's shares are computed as of such times.


Specimen Price Make-Up

Under the current distribution arrangements between the Fund and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class D shares are sold at NAV(2). Using each Class's NAV at March 31, 1999, (except Class C shares, which commences operations effective June 1, 1999) the maximum offering price of the Fund's shares is as follows:

Class A

     Net asset value per share...................................    $7.91
                                                                      ----

     Maximum sales charge (4.75% of offering price)..............      .39
                                                                       ---

     Offering price to public....................................    $8.30
                                                                     =====

Class D

     Net asset value and offering price per share(2) ............    $7.93
                                                                     =====

----------
(1) Class D shares are also subject to a 1% CDSC if you redeem your shares within one year of purchase.

(2) In addition to the front-end sales charge of 1.00%, Class C shares are subject to a 1% CDSC if you redeem your shares within eighteen months of purchase.

(3) Class D shares are also subject to a 1% CDSC if you redeem your shares within one year of purchase.


Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the Securities and Exchange Commission. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              Taxation of the Fund

The Fund is treated as a separate corporation for federal income tax purposes. As a result, determinations of net investment income, exempt-interest dividends and net long-term and short-term capital gain and loss will be made separately for the Fund.

The Fund is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (1) at least 90% of the annual gross income of the Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (2) and the Fund diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash, US Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities).

Federal Income Taxes

If, at the end of each quarter of its taxable year, at least 50% of the Fund's total assets is invested in obligations exempt from regular federal income tax, the Fund will be eligible to pay dividends that are excludable by shareholders from gross income for regular federal income tax purposes. The total amount of such exempt interest dividends paid by the Fund cannot exceed the amount of federally tax-exempt interest received by the Fund during the year less any expenses allocable to the Fund.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder, except that the portion of net capital gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year. Net Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Distributions from the Fund's other investment income (other than exempt interest dividends) or from net realized short-term gain will taxable to shareholders as ordinary income, whether received in cash or invested in additional shares. Distributions generally will not be eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.

Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent that the Fund's distributions are exempt from federal income tax.

Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may be "substantial users" (or "related person" of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult the tax advisors before purchasing shares of the Fund.

Florida Taxes

Florida does not presently impose an income tax on individuals and thus individual shareholders of the Florida Fund will not be subject to any Florida state income tax on distributions received from the Florida Fund. However, Florida imposes an intangible personal property tax on shares of the Florida Fund owned by a Florida resident on January 1 of each year unless such shares qualify for an exemption from that tax. The Municipal Series Trust has received a Technical Assistance Advisement from the State of Florida, Department of Revenue, to the effect that shares of the Florida Fund owned by a Florida resident will be exempt from the Florida Intangible Personal Property Tax so long as the Florida Fund portfolio includes on January 1 of each year only assets, such as Florida tax-exempt securities and United States Government securities, that are exempt from the Florida Intangible Personal Property Tax. Corporate shareholders may be subject to Florida income taxes depending on the portion of the income related to the Florida Fund that is allocable to Florida under applicable Florida law.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Fund is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. The rate of backup withholding is 31%. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided.

In the event that such a fine is imposed, the Fund may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Fund also reserves the right to close any account which does not have a certified taxpayer identification number.

                                  Underwriters

Distribution of Securities

Seligman Municipal Series Trust and Seligman Advisors are parties to a Distributing Agreement dated January 1, 1993 under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Fund's shares of beneficial interest, Seligman Advisors allows reallowances to all dealers on sales of Class A shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.


Total initial sales charges paid by shareholders of Class A shares of the Fund for the fiscal years ended September 30, 1998, 1997, and 1996 are shown below. Also shown are the amounts of Class A sales charges that were retained by Seligman Advisors. No Class C shares of the Fund were issued or outstanding during such fiscal years:


                         Total Sales Charges Paid    Amount of Class A Sales
                              by Shareholders         Charges Retained by
Fiscal Year                  on Class A Shares          Seligman Advisors
-----------                  -----------------          -----------------
1998                               $69,408                    $8,741
1997                                76,147                     9,343
1996                                82,207                     9,355

For the fiscal years ended September 30, 1998, 1997, and 1996, Seligman Advisors retained CDSC charges on Class D shares amounting to $277, $0, and $138, respectively.

Compensation

Seligman Advisors received the following commissions and other compensation from the Fund during its fiscal year ended September 30, 1998:

                            Compensation on
     Net Underwriting       Redemptions and
       Discounts and          Repurchases
        Commissions         (CDSC on Class A
       (Class A Sales         and Class D            Brokerage             Other
     Charge Retained)          Retained)            Commissions         Compensation
     ----------------          ---------            -----------         -------------
          $8,741                  $277                  $0                    $0

Other Payments

Seligman Advisors shall pay broker/dealers, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay broker/dealers, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows:
1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.

Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by Seligman during a specified period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                         Calculation of Performance Data

Class A

The annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class A shares was 3.74%. The annualized yield was computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 4.75% of the net amount invested) on September 30, 1998, which was the last day of this period. The average number of Class A shares of the Fund was 5,276,466, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class A shares was 6.19%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers).

The average annual total return for the Fund's Class A shares for the one-year period ended September 30, 1998 was 3.97%. The average annual total return for the Fund's Class A shares for the five-year period ended September 30, 1998 was 4.76%. The average annual total return for the Fund's Class A shares for the ten-year period ended September 30, 1998 was 7.75%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of the Fund. From this $1,000, the maximum sales load of $47.50 (4.75% of public offering price) was deducted. It was then assumed that all of the dividends and distributions by the Fund's Class A shares over the relevant time period were reinvested. It was then assumed that at the end of the one-year period, the five-year period, and the ten-year period of the Fund, the entire amount was redeemed. The average annual total return was then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).

Class D

The annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class D shares was 3.15%. The annualized yield was computed as for Class A shares by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value) on September 30, 1998 which was the last day of this period. The average number of Class D shares of the Fund was 240,473, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class D shares was 5.22%. The tax equivalent annualized yield was computed as discussed above for Class A shares.

The average annual total return for the Fund's Class D shares for the one-year period ended September 30, 1998 was 7.32%. The average annual total return for the Fund's Class D shares for the period since inception through September 30, 1998 was 4.90%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class D shares of the Fund and that all of the dividends and distributions by the Fund's Class D shares over the relevant time period were reinvested. It was then assumed that at the end of the one-year period and the period since inception of the Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.


Class C shares are a new class, effective June 1, 1999, so no performance data is presented.


The tables below illustrate the total returns on a $1,000 investment in the Fund's Class A and Class D shares for the ten years ended September 30, 1998 or from the Class's inception through September 30, 1998, assuming investment of all dividends and capital gain distributions.

                                     Class A

                          Value of          Value of                         Total Value
      Year                Initial         Capital Gain       Value of             Of             Total
     Ended(1)          Investment(2)     Distributions       Dividends      Investment(2)     Return(1)(3)
     --------          -------------     -------------       ---------      -------------     ------------
     9/30/89              $  993              $ --             $ 68            $1,061
     9/30/90                 980                --              136             1,116
     9/30/91               1,047                --              219             1,266
     9/30/92               1,074                --              309             1,383
     9/30/93               1,165                 2              426             1,593
     9/30/94               1,043                24              462             1,529
     9/30/95               1,096                26              574             1,696
     9/30/96               1,090                43              657             1,790
     9/30/97               1,108                69              756             1,933
     9/30/98               1,146                90              874             2,110               111.02%

                                     Class D

                          Value of          Value of                         Total Value
      Year                Initial         Capital Gain       Value of             Of             Total
     Ended(1)          Investment(2)     Distributions       Dividends      Investment(2)     Return(1)(3)
     --------          -------------     -------------       ---------      -------------     ------------
     9/30/94               $906               $ --             $ 28            $  934
     9/30/95                954                 --               74             1,028
     9/30/96                948                 11              118             1,077
     9/30/97                964                 26              164             1,154
     9/30/98                997                 38              215             1,250               24.96%

----------
(1) For the ten-year period ended September 30, 1998 for Class A shares; and from commencement of operations for Class D shares on February 1, 1994.

(2) The "Value of Initial Investment" as of the date indicated reflects the effect of the maximum sales charge and CDSC, if applicable, assumes that all dividends and capital gain distributions were taken in cash, and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" reflects the effect of the CDSC, if applicable, and assumes investment of all dividends and capital gain distributions.

(3) Total return for each Class of the Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified, subtracting the maximum sales load or CDSC, if applicable; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its value at the end of the period by the amount of the hypothetical initial investment.

Seligman waived its fees and reimbursed certain expenses during some of the periods above, which positively affected the performance results presented.

The Fund's total returns and average annual total returns quoted above do not reflect the deduction of 12b-1 fees for periods through December 27, 1990, because the 12b-1 Plan was implemented on that date. If these fees were reflected, the performance results presented would have been lower.

                              Financial Statements


The Annual Report to Shareholders of Seligman Municipal Series Trust for the fiscal year ended September 30, 1998 and the Mid-Year Report to Shareholders for the fiscal six-month period ended March 31, 1999, contain a schedule of the investments of the Fund as of September 30, 1998 and March 31, 1999, respectively, as well as certain other financial information . The financial statements and notes included in the Annual Report, the Mid-Year Report, and the Independent Auditors' Reports thereon, are incorporated herein by reference. The Annual Report and Mid-Year Report will be furnished, without charge, to investors who request copies of this SAI.


                               General Information

The Trustees are authorized to classify or reclassify and issue any shares of beneficial interest of the Trust into any number of other classes without further action by shareholders. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class.

As a general matter, the Trust will not hold annual or other meetings of the shareholders. This is because the Declaration of Trust provides for shareholder voting only (a) for the election or removal of one or more Trustees if a meeting is called for that purpose, (b) with respect to any contract as to which shareholder approval is required by the 1940 Act, (c) with respect to any termination or reorganization of the Trust or any series, including the Fund, to the extent and as provided in the Declaration of Trust, (d) with respect to any amendment of the Declaration of Trust (other than amendments establishing and designating new series, abolishing series when there are no units thereof outstanding, changing the name of the Trust or the name of any series, supplying any omission, curing any ambiguity or curing, correcting or supplementing any provision thereof which is internally inconsistent with any other provision thereof or which is defective or inconsistent with the 1940 Act or with the requirements of the Code, or applicable regulations for the Fund's obtaining the most favorable treatment thereunder available to regulated investment companies), which amendments require approval by a majority of the Shares entitled to vote, (e) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, and (f) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Declaration of Trust, the By-laws of the Trust, any registration of the Trust with the Securities and Exchange Commission (the "Commission") or any state, or as the Trustees may consider necessary or desirable. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

The shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of the Trust's outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten percent of its shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1 per centum of the outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustee shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of requests. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statement so filed, the Commission may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not significantly affect any interest of such series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of trustees from the separate voting requirements of the Rule.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a series' assets for any shareholder held personally liable for obligations of such series.

Custodian. Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Fund. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Fund.

Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, NY 10281.

                                   Appendix A

Moody's Investors Service, Inc. ("Moody's")
Municipal Bonds

Aaa: Municipal bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Municipal bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Municipal bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Municipal bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Municipal bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing or by established and broad-based access to the market for refinancing. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. Loans bearing the designation MIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Commercial Paper

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong capacity for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.

Standard & Poor's Corporation ("S&P")
Municipal Bonds

AAA: Municipal bonds rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Municipal bonds rated AA have a very strong degree of safety and very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Municipal bonds rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although they are somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Municipal bonds rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

Municipal Notes

SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest.

Commercial Paper

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D: Debt rated "D" is in payment default.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   Appendix B

       RISK FACTORS REGARDING INVESTMENTS IN FLORIDA MUNICIPAL SECURITIES

The following information as to certain Florida considerations is given to investors in view of the Fund's policy of concentrating its investments in Florida issues. This information is derived from sources that are generally available to investors and is believed to be accurate. This information constitutes only a brief summary, does not purport to be a complete description and has not been independently verified.

Florida's financial operations are considerably different than most other states because, under the State's constitution, there is no state income tax on individuals. Florida's constitution prohibits the levy, under the authority of the State, of an individual income tax upon the income of natural persons who are residents or citizens of Florida in excess of amounts which may be credited against or deducted from any similar tax levied by the United States or any other state. Accordingly, a constitutional amendment would be necessary to impose a state individual income tax in excess of the foregoing constitutional limitations. The lack of an income tax exposes total State tax collections to more volatility than would otherwise be the case and, in the event of an economic downswing, could affect the State's ability to pay principal and interest in a timely manner. Florida has a proportionally greater number of persons of retirement age; a factor that makes Florida's property and transfer payment taxes a relatively more important source of State funding. Because transfer payments are typically less sensitive to the business cycle than employment income, they may act as a stabilizing force in weak economic periods.

Florida imposes an income tax on corporate income allocable to the State, as well as an ad valorem tax on intangible personal property, sales and use taxes and other miscellaneous taxes. These taxes are a major source of funds to meet state expenses, including repayment of, and interest on, obligations of the State. Financial operations of the State of Florida covering all receipts and expenditures are maintained through the use of four funds (the General Revenue Fund, Trust Funds, the Working Capital Fund and The Budget Stabilization Fund). The General Revenue Fund receives the majority of State tax revenues. The Trust Funds consist of monies received by the State which under law or trust agreement are segregated for a purpose authorized by law. Revenues in the General Revenue Fund which are in excess of the amount needed to meet appropriations may be transferred to the Working Capital Fund. The Florida Constitution and Statutes mandate that the State budget be kept in balance from currently available revenues each State fiscal year (July 1 - June 30). The following data is provided by the Florida Consensus Estimating Conference, which adjusted and updated actual revenue and forecasts on March 8, 1999, in order to support the State's budgeting and planning process. For fiscal year 1998 - 99, the estimated General Revenue Fund and Working Capital Fund is $18.80 billion. The projected year end balance of the combined General Revenue Fund and Working Capital Fund is $573.8 million. Including the $789.6 million balance currently in the Budget Stabilization Fund, total reserves are projected to stand at $1.36 billion, 7.5% of current year appropriations. For fiscal year 1999 - 2000, the estimated General Revenue Fund and Working Capital Fund is $19.35 billion, a 2.9% increase over fiscal year 1998-99. The fiscal year 1999-2000 budget includes a 4.3% increase in Net General Revenues over fiscal year 1998 - 99. For fiscal year 1998 - 1999, the estimated Florida and United States unemployment rates are 5.0% and 5.1%, respectively. For fiscal year 1999 - 2000, the estimated Florida and United States unemployment rates are both 5.5%

In 1993, Florida's constitution was amended to limit the annual growth in the assessed valuation of residential property, and which, over time, could constrain growth in property taxes, a major source of revenue for local governments. While no immediate ratings implications are expected, the amendment could have a negative impact on the financial performance of local governments over time and lead to ratings revisions which may have a negative impact on the prices of affected bonds. In 1994, the Florida constitution was amended to limit state revenue collections in any fiscal year to, subject to exception, that which was allowed in the prior fiscal year plus a growth factor, to be determined by reference to the average annual growth rate in Florida personal income over the previous five years.

Florida has historically experienced substantial population growth as a result of migration to Florida from other areas of the United States and from foreign countries.As of April 1, 1999, Florida's population was estimated to be over 15 million people. In 1997, population grew by 287,553, slightly lower than 1996's growth of 301,359. Florida's population has increased by nearly 2.1 million since the 1990 census, for 15.9% growth. The total state population is projected to be over 15.5 million on April 1, 2000. However, after rising from 1.4% in 1992 - 93 to 1.9% in 1993-94, population growth has leveled off, averaging 1.9% in each of the last three years. The general population is expected to grow at a rate of 1.8% in 1998-99 and 1.7% in 1999-2000. As a result of population growth, the State may experience a need for additional revenues to meet increased burdens on the various public and social services provided by the State. Florida's ability to obtain increased revenues to meet these burdens will be dependent in part upon the State's ability to foster business and economic growth. The State's business and economic growth could be restricted by the natural limitations of environmental resources and the State's ability to finance adequate public facilities such as roads and schools.

Florida remains heavily dependent on tourism. Florida is recovering from the negative impact of publicity regarding crime against tourists in the state, which affected the industry in recent years. For fiscal year 1997-98, the number of tourists visiting Florida was 48.7 million, a 10.0% increase over fiscal year 1996-97. For fiscal year 1998-99, expected tourist arrivals are projected at
49.9 million, a 2.4% increase over fiscal year 1997-98. For fiscal year 1999-2000, expected tourist arrivals are projected at 51.5 million, a 3.2% increase over fiscal year 1998-99.

Housing starts in the State of Florida from 1991 through 1996 averaged 111,980 units annually. In fiscal year 1997-98, housing starts increased to a level of 140,200 units. In fiscal year 1998-99, builders began 146,000 units. Total starts are expected to increase in fiscal year 1999-2000 to a level of 148,050 units. However, in fiscal year 2000-01, there is a projected decrease in housing starts to a level of 141,800 units.. Housing starts are, however, reliant upon interest rates and disposable income, which can significantly impact demand in the event of an economic impact. There has been a decline in Florida's dependence on highly cyclical construction and constructionrelated manufacturing sectors. For example, in 1985, construction employment, as a share of total non-farm employment, was 7.5%. From 1990 through 1995, the share edged downward to an average of 5.1%. While the share for 1999 is expected to slightly increase to 5.5%, the trend is expected to resume a downward slope and drop below the 5% level by 2002, as Florida's economy continues to diversify.

The ability of the State and its local units of government to satisfy its debt obligations may be affected by numerous factors which impact on the economic vitality of the State in general and the particular region of the State in which the issuer of the debt obligations in located. South Florida is particularly susceptible to international trade and currency imbalances and to economic dislocations in Central and South America, due to its geographical location and its involvement with foreign trade, tourism and investment capital. North and central Florida are impacted by problems in the agricultural sector, particularly with regard to the citrus and sugar industries. Short-term adverse economic conditions may be created in these areas, and in the State as a whole, due to crop failures, severe weather conditions or other agriculture-related problems. The State economy also has historically been dependent on the tourism and construction industries and is, therefore, sensitive to trends in those sectors.

The Fund's investment values are expected to vary in accordance with the Fund's investment ratings, the issuer's ability to satisfy interest and/or principal payment obligations, the relative interest rates payable on similar investments, and the legal environment relating to creditors' rights. In addition to the foregoing risk factors, the Fund's policy of concentrating its investments in Florida municipal securities may make it more susceptible to risks of adverse economic, political or regulatory developments than would be the case if the Fund were more diversified as to geographic region and/or source of revenue.

                                   Appendix C

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

     Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

     Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. &
W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o    Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios. o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high quality municipal bonds.

o In 1991 establishes a joint venture with Henderson plc, of London, known as Seligman Henderson Co., to offer global investment products.

o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Henderson Global Fund Series, Inc., which today offers five separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Seligman Henderson Global Growth Opportunities Fund and Seligman Henderson Emerging Markets Growth Fund.

o Launches Seligman Value Fund Series, which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

    SELIGMAN

   MUNICIPAL
SERIES TRUST

                               Mid-Year Report
                                March 31, 1999


                               Providing Income
                             Exempt From Regular
                                  Income Tax


                            J. & W. SELIGMAN & CO.
                                 INCORPORATED
                               ESTABLISHED 1864

Seligman -- Times Change...Values Endure

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today's investors seek their long-term financial goals.

Times Change...

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 135 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the first part of the 20th century, as America became an industrial power, the firm helped fund the growing capital needs of the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 -- today, the nation's largest diversified publicly-traded closed-end investment company -- Seligman began shifting its emphasis from investment banking to investment management. Despite the stock market crash and ensuing depression, Seligman was convinced of the importance that investment companies could have in building wealth for individual investors and launched its first mutual fund in 1930.

In the decades that followed, Seligman has continued to offer forward-looking investment solutions, including equity funds that specialize in small companies, technology, or international securities, and bond funds that focus on high-yield issuers, US government bonds, or municipal securities.

 ...Values Endure

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm's business decisions and investment judgment. While much has changed over the years, the firm's commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will guide Seligman into the new millennium.

Table of Contents

To the Shareholders.................................    1
Interview With Your Portfolio Manager...............    2
Performance Overview and
   Portfolio Summary................................    4
Portfolios of Investments...........................    8
Statements of Assets and Liabilities................   14
Statements of Operations............................   15

Statements of Changes in Net Assets.................   16
Notes to Financial Statements.......................   18
Financial Highlights.................................  21
Report of Independent Auditors......................   26
Trustees.............................................  27
Executive Officers and For More Information..........  28
Glossary of Financial Terms.........................   29



[PHOTO}


James, Jesse, and Joseph Seligman, 1870

To the Shareholders

During Seligman Municipal Series Trust's six-month reporting period ended March 31, 1999, the US economy remained strong. In fact, the economy grew faster than almost anyone had predicted.

At the Trust's fiscal year-end in September 1998, the consensus was that the US economy would slow, possibly to recessionary levels, in the face of worldwide financial disorder brought on by the Asian economic crisis. However, US consumer strength was widely underestimated, and consumer confidence and the strong consumer demand that accompanied it remained a powerful economic force. Not only did the economy continue to surprise on the upside, it did so without signs of rising inflation, a common side effect of prolonged and robust growth.

Despite evidence that inflation remained under control, the unexpected acceleration in economic activity earlier this year caused bond-market participants to worry that inflation posed a possible threat. This concern pushed Treasury yields significantly higher. During these six months, Treasury bond yields fluctuated within a wide range of 98 basis points. In contrast, the municipal market remained relatively stable, with yields fluctuating within a much narrower range of 32 basis points.

At the Trust's fiscal year-end in September 1998, the yield spread between municipal bonds and Treasuries was unprecedentedly narrow. Recently, however, a slowdown in the supply of new municipal bond issues and rising Treasury yields caused the yield spread between municipal bonds and Treasury bonds to widen to a more historically normal range. We believe that this trend will continue and, as it does, the performance of the municipal market should improve relative to the Treasury market.

The ongoing economic expansion in the US continued to benefit the municipal bond market. Municipal bond issuers have been able to improve their financial situations and, for the fourth year in a row, there were more credit-rating upgrades than downgrades. We expect that this positive trend will continue.

The Trust's manager, J. & W. Seligman & Co. Incorporated, continues to work to ensure that all of its operations are prepared for the challenges posed by the Year 2000 (Y2K) computer issue. We are confident that there will be no disruption in the investment and shareholder services provided by the Trust as a result of Y2K. In addition, your portfolio management team considers the potential ramifications of Y2K when making decisions on which securities should be held by the Trust.

We appreciate your confidence in Seligman Municipal Series Trust and look forward to serving your investment needs for many years to come. A discussion with your Portfolio Manager and the Trust's portfolios of investments follow this letter.

By order of the Trustees,


/s/ William C. Morris
William C. Morris
Chairman



                                /s/ Brian T. Zino
                                Brian T. Zino
                                President


April 30, 1999

Interview With Your Portfolio Manager,
Thomas G. Moles

Q: What economic and market factors influenced Seligman Municipal Series Trust in the last six months?

A: During the past six months, the outlook for the US and global economies has improved dramatically. At fiscal year-end in September 1998, economies around the world were struggling with financial crises that threatened to drag the US into recession. In response, the Federal Reserve Board took immediate defensive action by lowering the federal-funds rate three times last fall.

     However, the outlook for the US economy brightened as economies around the world began to show signs of recovery and as strong US consumer demand continued to drive economic growth.

     While ending on a positive note, the last six months were nonetheless volatile for equity markets, and thus for the US Treasury market as investors rushed to buy Treasury bonds during periods of market uncertainty. This "flight to quality" was the primary cause of the sharp swings in Treasury yields that were experienced during the period. The yield on the 30-year US Treasury bond fluctuated by more than 98 basis points during this time. In contrast to the volatility of the Treasury market, the municipal market remained relatively stable throughout the period. Long-term municipal interest rates fluctuated within a much narrower trading range of approximately 32 basis points.

     The historically low interest-rate environment led to a surge in municipal new issue volume during 1998. The increase in municipal supply caused the yield spread between municipal bonds and Treasury bonds to narrow, making municipals particularly attractive. For a brief period in October, long-term municipal yields actually exceeded long-term Treasury yields, an unusual occurrence given the tax advantages of municipal ownership.

     This situation has now begun to reverse itself. Year-to-date, new issue volume has slowed from its robust pace, causing the yield spread between municipal bonds and Treasury bonds to widen to a historically normal range.

     The continued strength of the US economy, which is now in its ninth year of economic expansion, has allowed the financial condition of the nation's states, cities, and municipalities to steadily improve. For the fourth year in a row, credit-rating upgrades exceeded downgrades. We expect that this positive trend will continue with the possible exception of healthcare bonds, whose issuers have been experiencing increased financial and operating pressures.

Q:   What was your investment strategy?

A: The relative lack of volatility in the municipal market limited our opportunities to enhance total

A TEAM APPROACH

Seligman Municipal Series Trust is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles is assisted in the management of the Trust by a group of seasoned professionals who are responsible for research and trading consistent with the Trust's investment objective.

Seligman Municipals Team: (standing from left) Audrey Kuchtyak,
Theresa Barion, Debra McGuinness, (seated) Eileen Comerford,
Thomas G. Moles (Portfolio Manager)

Interview With Your Portfolio Manager,
Thomas G. Moles

     return through trading activity. Therefore, we focused on improving the relative value of Seligman Municipal Series Trust's portfolios. Through in-depth credit analysis and market research, we have been able to identify municipal credits that we believe have been undervalued by the market, and we have used this information in our security selection process.

     During the period, our investment strategy was consistent with our positive outlook for the economy and long-term interest rates. We reduced portfolio holdings with short durations, replacing them with longer-term bonds because they offer the greatest opportunity for price appreciation during periods of declining interest rates. (Conversely, during periods of rising interest rates, long-term bonds will depreciate more than shorter-term bonds.) Long-term bonds have also provided the highest yields historically. During the past six months, long-term municipal yields rose slightly, resulting in declines in Seligman Municipal Series Trust's net asset values.

     We have concentrated new purchases in triple "A" rated insured bonds because of the prevailing narrow yield spread between high-quality and lower-quality bonds. At this time, lower-quality bonds do not offer enough additional yield to compensate for the increased credit risk. For the six-month period, high-quality insured bonds outperformed lower-quality bonds.

Q:   What is your outlook?

A: Recent economic reports have suggested that the economy may be strengthening further, raising concerns about an acceleration in the rate of inflation. In response, long-term municipal yields have increased modestly. However, we believe that any increase in long-term yields will be temporary and our outlook for interest rates remains positive. We will continually monitor market conditions and will adjust our investment strategy accordingly.

     There are currently a number of factors that bode well for the municipal market going forward. First, new issue supply has slowed, widening the yield spread between municipals and Treasuries to a historically normal range. If this trend continues, and we believe that it will, the performance of the municipal market should improve relative to the Treasury market. In addition, the municipal bond market has been the beneficiary of a healthy economy and a stable rate of inflation, and we anticipate that these favorable market conditions will continue for the balance of the year.

Performance Overview and Portfolio Summary
California High-Yield Series


Investment Results per Share


TOTAL RETURNS
For Periods Ended March 31, 1999

                                                                                  AVERAGE ANNUAL
                                                    -----------------------------------------------------------------------
                                                                                                                   CLASS D
                                                                                                                    SINCE
                                                SIX*              ONE             FIVE             10             INCEPTION
                                               MONTHS*           YEAR             YEARS           YEARS            2/1/94
                                              ---------        ---------         ---------      --------        ------------
Class A**
With Sales Charge                               (3.92)%           0.54%            5.90%           7.09%            n/a
Without Sales Charge                             0.89             5.52             6.93            7.61             n/a

Class D**
With 1% CDSC                                    (0.40)            3.57              n/a            n/a              n/a
Without CDSC                                     0.59             4.57             5.98            n/a              5.06%
Lehman Brothers Municipal Bond Index***          1.49             6.20             7.62            8.24             5.97++


NET ASSET VALUE


                      3/31/99                   9/30/98                  3/31/98
                     --------                  --------                 --------
Class A                $6.68                      $6.80                    $6.66
Class D                 6.69                       6.80                     6.67


DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
For Periods Ended March 31, 1999

                                           CAPITAL                    SEC
                     DIVIDENDS++            GAIN++                  YIELD+++
                    -------------         ---------                ----------
Class A               $0.156               $0.024                    3.76%
Class D                0.125                0.024                    3.05


HOLDINGS BY MARKET SECTOR0                                           MOODY'S/S&P RATINGS0
Revenue Bonds                                    85%                 Aaa/AAA            13%
General Obligation Bonds                         15                  Aa/AA              10
                                                                     A/A                53
                                                                     Baa/BBB            23
                                                                     Non-Rated           1

WEIGHTED AVERAGE MATURITY                      21.7 years

---------------------------
See footnotes on page 7.

Performance Overview and Portfolio Summary
California Quality Series

Investment Results per Share

TOTAL RETURNS
For Periods Ended March 31, 1999


                                                                                  AVERAGE ANNUAL
                                                    -----------------------------------------------------------------------
                                                                                                                   CLASS D
                                                                                                                    SINCE
                                                SIX*              ONE              FIVE            10             INCEPTION
                                               MONTHS*           YEAR              YEARS          YEARS            2/1/94
                                              ---------        ---------         ---------      --------        ------------
Class A**
With Sales Charge                               (3.98)%           0.85%            6.22%           7.14%             n/a
Without Sales Charge                             0.81             5.87             7.28            7.67              n/a

Class D**
With 1% CDSC                                    (0.60)            3.94              n/a             n/a              n/a
Without CDSC                                     0.36             4.92             6.23%            n/a             4.37%

Lehman Brothers Municipal Bond Index***          1.49             6.20             7.62            8.24             5.97++


NET ASSET VALUE


                      3/31/99                   9/30/98                  3/31/98
                     --------                  --------                 --------
Class A                $6.88                      $7.21                    $7.03
Class D                 6.86                       7.19                     7.01


DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
For Periods Ended March 31, 1999


                                          CAPITAL                   SEC
                    DIVIDENDS++            GAIN++                  YIELD+++
                    -------------         ---------                ----------
Class A                $0.156               $0.230                   3.68%
Class D                 0.124                0.230                   2.97


HOLDINGS BY MARKET SECTOR0                                           MOODY'S/S&P RATINGS0
Revenue Bonds                                   79%                  Aaa/AAA            75%
General Obligation Bonds                        21                   Aa/AA              12
                                                                     A/A                13
WEIGHTED AVERAGE MATURITY                      21.7 years

-------------------------------
See footnotes on page 7.

Performance Overview and Portfolio Summary
Florida Series

Investment Results per Share

TOTAL RETURNS
For Periods Ended March 31, 1999


                                                                                     AVERAGE ANNUAL
                                                    -----------------------------------------------------------------------
                                                                                                                   CLASS D
                                                                                                                    SINCE
                                                SIX*              ONE             FIVE             10             INCEPTION
                                               MONTHS*           YEAR             YEARS           YEARS            2/1/94
                                              ---------        ---------        ---------       --------        ------------
Class A**
With Sales Charge                               (4.00)%           0.53%            5.98%           7.32%             n/a
Without Sales Charge                             0.75             5.50             7.01            7.85              n/a

Class D**
With 1% CDSC                                    (0.48)            3.82              n/a             n/a              n/a
Without CDSC                                     0.50             4.82             6.22             n/a             4.51%

Lehman Brothers Municipal Bond Index***          1.49             6.20             7.62            8.24             5.97++


NET ASSET VALUE


                      3/31/99                   9/30/98                  3/31/98
                     --------                  --------                 --------
Class A               $7.91                      $8.07                    $7.88
Class D                7.93                       8.08                     7.89


DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
For Periods Ended March 31, 1999


                                          CAPITAL                   SEC
                    DIVIDENDS++            GAIN++                  YIELD+++
                    -------------         ---------                ----------
Class A                $0.169               $0.051                   3.78%
Class D                 0.140                0.051                   3.21


HOLDINGS BY MARKET SECTOR0                                           MOODY'S/S&P RATINGS0
Revenue Bonds                                    87%                 Aaa/AAA            66%
General Obligation Bonds                         13                  Aa/AA              29
                                                                     A/A                5
WEIGHTED AVERAGE MATURITY                      23.5 years

--------------------------
See footnotes on page 7.

Performance Overview and Portfolio Summary
North Carolina Series

Investment Results per Share

TOTAL RETURNS
For Periods Ended March 31, 1999

                                                                                  AVERAGE ANNUAL
                                                    -----------------------------------------------------------------------
                                                                                                 CLASS A           CLASS D
                                                                                                  SINCE             SINCE
                                                SIX*              ONE             FIVE          INCEPTION         INCEPTION
                                               MONTHS*           YEAR             YEARS         8/27/9000          2/1/94
                                              ---------        ---------        ---------       --------        ------------
Class A**
With Sales Charge                               (4.00)%           0.55%            6.11%           6.67%             n/a
Without Sales Charge                             0.74             5.52             7.14            7.28              n/a

Class D**
With 1% CDSC                                    (0.73)            3.60              n/a             n/a              n/a
Without CDSC                                     0.24             4.60             6.29%            n/a             4.40%

Lehman Brothers Municipal Bond Index***          1.49             6.20             7.62           8.10+             5.97++

NET ASSET VALUE


                      3/31/99                   9/30/98                  3/31/98
                     --------                  --------                 --------
Class A               $8.07                      $8.30                    $8.10
Class D                8.06                       8.30                     8.10


DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
For Periods Ended March 31, 1999


                                          CAPITAL                   SEC
                    DIVIDENDS++            GAIN++                  YIELD+++
                    -------------         ---------                ----------
Class A                $0.174               $0.117                   3.57%
Class D                 0.143                0.117                   3.01


HOLDINGS BY MARKET SECTOR0                                           MOODY'S/S&P RATINGS0
Revenue Bonds                                   73%                  Aaa/AAA            46%
General Obligation Bonds                        27                   Aa/AA              36
                                                                     A/A                18
WEIGHTED AVERAGE MATURITY                      18.7 years

--------------------------------------------
   * Returns for periods of less than one year are not annualized.
  ** Return figures reflect any change in price and assume all distributions within the period are invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class D shares are calculated with and without the effect of the 1% contingent deferred sales charge ("CDSC"), charged on redemptions made within one year of the date of purchase. No adjustment was made to the performance of Class A shares for periods prior to commencement dates December 27, 1990, in the case of the Florida Series, and January 1, 1993, in the case of the California High-Yield and California Quality Series, for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets for each Series. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A portion of each Series' income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Past performance is not indicative of future investment results.
 *** The Lehman Brothers Municipal Bond Index is an unmanaged index that does not include any fees or sales charges. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.
   0 Percentages based on market values of long-term holdings at March 31, 1999. 00 At its discretion, the Manager waived all or a portion of its fees and, in some cases reimbursed certain expenses for the North Carolina Series. This has the effect of increasing the Series' average annual total returns for the since-inception period.
  ++ From 1/31/94.
   + From 8/31/90.
  ++ Represents per share amount paid or declared for the six months ended March
     31, 1999.
 +++ Current yield, representing the annualized yield for the 30-day period ended March 31, 1999, has been computed in accordance with SEC regulations and will vary.

Portfolios of Investments
March 31, 1999

California High-Yield Series


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ----------------  --------------
  $2,500,000  Alameda, CA Certificates of Participation (City Hall Seismic
                Upgrade Project), 6.20% due 5/1/2025......................................          NR/A        $ 2,652,225
   1,000,000  California Department of Veterans Affairs Rev. (Home Purchase),
                5 1/2% due 12/1/2018*.....................................................         Aa3/AA-        1,026,720
   2,000,000  California Department of Veterans Affairs Rev. (Home Purchase),
                5.20% due 12/1/2028.......................................................         Aa3/AA-        1,993,840
   2,190,000  California Department of Water Resources Water System Rev.
                (Central Valley Project), 6% due 12/1/2020................................         Aa2/AA         2,317,042
     500,000  California Educational Facilities Authority Rev. (Los Angeles College
                 of Chiropractic Medicine), 5.60% due 11/1/2017...........................         Baa2/NR          516,095
   2,500,000  California Educational Facilities Authority Rev. (Loyola Marymount
                University), 5 3/4% due 10/1/2024.........................................          A1/NR         2,645,875
   3,000,000  California Educational Facilities Authority Rev. (Pepperdine University),
                5% due 11/1/2029..........................................................          A1/NR         2,926,440
   2,500,000  California Health Facilities Financing Authority Rev. (Cedars-Sinai
                Medical Center), 5 1/4% due 8/1/2027......................................         Aaa/AAA        2,541,700
   2,500,000  California Health Facilities Financing Authority Rev. (Kaiser Permanente),
                 5.40% due 5/1/2028.......................................................          A3/A          2,514,375
   1,500,000  California Housing Finance Agency Home Mortgage Rev.,
                6 3/8% due 8/1/2027*......................................................         Aa2/AA-        1,601,445
   2,500,000  California Housing Finance Agency (Single Family Mortgage),
                5.40% due 8/1/2028*.......................................................         Aaa/AAA        2,516,100
   2,500,000  California Pollution Control Financing Authority Rev.  (San Diego
                Gas & Electric Co.), 5.85% due 6/1/2021*..................................          A1/AA-        2,560,100
   1,750,000  California Pollution Control Financing Authority Rev. (Pacific Gas &
                Electric Co.), 5 7/8% due 6/1/2023*.......................................          A1/AA-        1,821,785
   1,000,000  California Pollution Control Financing Authority Rev. (Pacific Gas &
                Electric Co.), 5.85% due 12/1/2023*.......................................          A1/AA-        1,049,340
   2,000,000  California State GOs, 5 1/4% due 10/1/2019..................................          Aa3/A+        2,027,360
   2,500,000  Cupertino, CA Certificates of Participation (Capital Improvement Projects),
                5 3/4% due 1/1/2016.......................................................           A1/A+        2,611,525
   3,000,000  Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev.,
                6% due 1/1/2034...........................................................         Baa3/BBB-      3,224,430
   1,300,000  Los Angeles, CA Wastewater System Rev., 7.10% due 6/1/2018..................           A1/A+        1,334,580
   1,275,000  Modesto, CA Irrigation District Certificates of Participation,
                5.30% due 7/1/2022........................................................           A2/A+        1,275,166
   1,000,000  Oxnard Union High School District, CA Certificates of Participation
                (Union High School), 7.70% due 11/1/2019..................................           NR/NR        1,046,630

--------------------------
+ Ratings have not been audited by Deloitte & Touche llp.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

Portfolios of Investments
March 31, 1999

California High-Yield Series (continued)


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ----------------  --------------
  $  645,000  Petaluma, CA Community Development Commission Tax Allocation Bonds
                (Central Business District), 9.30% due 5/15/2010..........................        Baa1/NR       $   647,986
   2,020,000  Pleasanton, CA Joint Powers Financing Authority Reassessment Rev.,
                6.15% due 9/2/2012........................................................        Baa1/NR         2,164,289
   4,000,000  Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036....         Baa1/A         4,238,560
   3,000,000  San Bernardino, CA Joint Powers Financing Authority (California Dept. of
                Transportation Lease), 5 1/2% due 12/1/2020...............................           A/A          3,091,470
   2,500,000  San Joaquin Hills, CA Transportation Corridor Agency Rev. (Orange County
                Toll Road), 5 1/2% due 1/15/2028..........................................        Baa3/BBB-       2,547,150
   3,000,000  San Joaquin Hills, CA Transportation Corridor Agency Rev. (Orange County
                Senior Lien Toll Road), 6 3/4% due 1/1/2032...............................         Aaa/AAA        3,383,250
   2,500,000  Santa Barbara, CA Certificates of Participation, 5.70% due 3/1/2011.........          A1/A+         2,650,000
   1,000,000  Southern California Public Power Authority Power Project Rev.
                (Multiple Projects),  6% due 7/1/2018.....................................           A/A          1,018,070
     645,000  Stanislaus, CA Waste-to-Energy Financing Agency Solid Waste Facility Rev.
                (Ogden Martin System of Stanislaus, Inc. Project), 7 1/2% due 1/1/2005....         NR/BBB+          668,833
   1,160,000  Stanislaus, CA Waste-to-Energy Financing Agency Solid Waste Facility Rev.
                (Ogden Martin System of Stanislaus, Inc. Project), 7 5/8% due 1/1/2010....         NR/BBB+        1,204,938
   2,500,000  Washington Township, CA Hospital District Hospital Healthcare System Rev.,
                5 1/2% due 7/1/2018.......................................................          A2/NR         2,534,050
   2,230,000  West Covina, CA Certificates of Participation (Queen of the Valley Hospital),
                6 1/2% due 8/15/2024......................................................          A2/NR         2,563,474
                                                                                                                -----------
TOTAL MUNICIPAL BONDS (Cost $63,034,416) -- 100.4%.........................................................      66,914,843

VARIABLE RATE DEMAND NOTES (Cost $2,600,000) -- 3.9%.......................................................       2,600,000

OTHER ASSETS LESS LIABILITIES -- (4.3)%....................................................................      (2,891,826)
                                                                                                                -----------
NET ASSETS -- 100.0%.......................................................................................     $66,623,017
                                                                                                                ===========

California Quality Series


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ----------------  --------------
  $3,000,000  California Department of Water Resources Water System Rev.
                (Central Valley Project), 6.10% due 12/1/2029.............................        Aaa/AA        $ 3,427,710
   3,440,000  California Educational Facilities Authority Rev. (Pomona College),
                6% due 2/15/2017..........................................................        Aaa/AAA         3,686,132

-------------------------
+ Ratings have not been audited by Deloitte & Touche llp.
See Notes to Financial Statements.

Portfolios of Investments
March 31, 1999

California Quality Series (continued)


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ----------------  --------------
  $4,000,000  California Educational Facilities Authority Rev. (California Institute
                of Technology), 6% due 1/1/2021...........................................        Aaa/AAA        $ 4,167,280
   2,000,000  California Educational Facilities Authority Rev. (Stanford University),
                5.35% due 6/1/2027........................................................        Aaa/AAA          2,060,720
   4,000,000  California Educational Facilities Authority Rev. (University of San Diego),
                5% due 10/1/2028..........................................................         Aaa/NR          3,945,320
   4,000,000  California Educational Facilities Authority Rev. (University of Southern
                California), 5% due 10/1/2028.............................................         Aa2/AA          3,933,320
   3,000,000  California Health Facilities Financing Authority Rev.  (Kaiser Permanente),
                6 1/2% due 12/1/2020......................................................          A3/A           3,218,370
   2,000,000  California Health Facilities Financing Authority Rev. (Stanford Health Care),
                5% due 11/15/2028.........................................................         Aaa/AAA         1,969,500
     360,000  California Housing Finance Agency (Housing Revenue Insured Bonds),
                8 5/8% due 8/1/2015.......................................................         Aaa/AAA           373,479
   2,765,000  California Housing Finance Agency Home Mortgage Rev.,
                6 3/4% due 2/1/2025*......................................................         Aa2/AA-         2,946,826
   4,000,000  California Pollution Control Financing Authority Rev. (Mobil Oil Corporation
                Project), 5 1/2% due 12/1/2029*...........................................         Aa2/AA          4,096,080
     890,000  California Public Capital Improvements Financing Authority
                (Pooled Projects),  8.10% due 3/1/2018....................................        Aaa/AAA            906,937
   2,000,000  California Public Works Board Lease Rev. (Correctional Facilities
                Improvements), 5 3/4% due 9/1/2021........................................          A1/A           2,107,760
   4,000,000  California State GOs, 5% due 10/1/2023......................................         Aa3/A+          3,955,440
   2,500,000  California Statewide Communities Development Authority Certificates of
                Participation (Citrus Valley Health Partners, Inc.), 5 1/8% due 4/1/2023..        Aaa/AAA          2,513,575
   3,000,000  California Statewide Communities Development Authority Certificates of
                Participation (The Trustees of the J. Paul Getty Trust), 5% due 10/1/2023.        Aaa/AAA          2,960,790
   4,500,000  Contra Costa, CA Water District Rev., 5% due 10/1/2024......................        Aaa/AAA          4,436,190
   3,500,000  East Bay, CA Municipal Utility District Water System Rev., 5% due 6/1/2026..        Aaa/AAA          3,453,660
   2,500,000  Eastern Municipal Water District Riverside County, CA Water and Sewer Rev.,
                6 3/4% due 7/1/2012.......................................................        Aaa/AAA          3,045,375
   3,000,000  Fresno, CA Sewer System Rev., 5 1/4% due 9/1/2019...........................        Aaa/AAA          3,122,550
   2,000,000  Marin, CA Municipal Water District Water Rev., 5.65% due 7/1/2023...........         A1/AA           2,095,100
   2,000,000  Metropolitan Water District of Southern California Waterworks GOs,
                4 3/4% due 3/1/2037.......................................................        Aaa/AAA          1,889,380
   4,500,000  Orange County, CA Local Transportation Authority (Measure M Sales
                Tax Rev.), 6% due 2/15/2009...............................................        Aaa/AAA          5,121,540

---------------------
+ Ratings have not been audited by Deloitte & Touche llp.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

Portfolios of Investments
March 31, 1999

California Quality Series (continued)


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ----------------  --------------
  $2,500,000  Rancho, CA Water District Financing Authority Rev., 5.90% due 11/1/2015.....        Aaa/AAA       $ 2,726,025
   4,000,000  Regents of the University of California Rev. (Multiple Purpose Projects),
                5 3/8% due 9/1/2024.......................................................        Aaa/AAA         4,143,480
   4,300,000  San Diego, CA Public Facilities Financing Authority Sewer Rev.,
                5% due 5/15/2029..........................................................        Aaa/AAA         4,240,445
   4,250,000  San Francisco Bay Area Rapid Transit District, CA (Sales Tax Rev.),
                5% due 7/1/2028...........................................................        Aaa/AAA         4,191,775
   3,000,000  San Francisco, CA City and County Airports Commission Rev.
                (International Airport), 6.60% due 5/1/2024*..............................        Aaa/AAA         3,323,910
                                                                                                                -----------
TOTAL MUNICIPAL BONDS (Cost $83,342,144) -- 98.4%........................................................        88,058,669

VARIABLE RATE DEMAND NOTES (Cost $300,000) -- 0.3%.......................................................           300,000

OTHER ASSETS LESS LIABILITIES -- 1.3%....................................................................         1,102,002
                                                                                                                -----------
NET ASSETS-- 100.0%......................................................................................       $89,460,671
                                                                                                                ===========

Florida Series


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ----------------  --------------
  $2,000,000  Broward County, FL Airport System Rev., 5% due 10/1/2023....................        Aaa/AAA       $ 1,955,780
   1,000,000  Broward County, FL Water & Sewer Utility Rev., 5% due 10/1/2018.............        Aaa/AAA           995,070
   2,000,000  Collier County, FL Water & Sewer Rev., 5 1/4% due 7/1/2021..................        Aaa/AAA         2,026,400
   1,000,000  Dade County, FL Aviation Rev., 6 1/8% due 10/1/2020*........................        Aaa/AAA         1,080,310
   2,000,000  Dade County, FL Public Improvement GOs, 5 3/4% due 10/1/2016................        Aaa/AAA         2,140,340
   2,000,000  Dade County, FL Water & Sewer System Rev., 5 3/4% due 10/1/2022.............        Aaa/AAA         2,127,040
     945,000  Florida Housing Finance Agency Rev. (General Mortgage),
                6.35% due 6/1/2014........................................................         NR/AAA         1,004,374
     705,000  Florida Housing Finance Agency Rev. (Single Family Mortgage),
                6.55% due 7/1/2014*.......................................................        Aaa/AAA           754,562
   1,910,000  Florida Housing Finance Agency Rev. (Homeowner Mortgage),
                6.20% due 7/1/2027*.......................................................         Aa3/AA         2,017,972
   2,500,000  Florida Ports Financing Commission Rev. (State Transportation Trust Fund),
                5 3/8% due 6/1/2027*......................................................        Aaa/AAA         2,547,875
   2,000,000  Florida State Department of Transportation GOs (Right of Way),
                5.80% due 7/1/2021........................................................        Aa2/AA+         2,210,480
   2,500,000  Florida State Turnpike Authority Rev., 5 5/8% due 7/1/2025..................        Aaa/AAA         2,618,600
   2,000,000  Greater Orlando Aviation Authority, FL Airport Facilities Rev.,
                5 1/4% due 10/1/2023*.....................................................        Aaa/AAA         2,017,680
   2,500,000  Hillsborough County, FL Aviation Authority Rev. (Tampa International
                Airport), 5 3/8% due 10/1/2023*...........................................        Aaa/AAA         2,533,500

----------------
+ Ratings have not been audited by Deloitte & Touche llp.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

Portfolios of Investments
March 31, 1999

Florida Series (continued)


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ----------------  --------------
$  1,500,000  Jacksonville Electric Authority, FL Rev. (St. John's River Power Park System),
                5 3/8% due 10/1/2016......................................................        Aa2/AA        $ 1,548,690
   1,000,000  Jacksonville Electric Authority, FL Rev. (Electric System),
                5.10% due 10/1/2032.......................................................        Aa2/AA            985,780
   2,000,000  Jacksonville Electric Authority, FL Rev. (Water & Sewer System),
                5 5/8% due 10/1/2037......................................................        Aa3/AA-         2,069,340
   2,000,000  Jacksonville, FL Sewage & Solid Waste Disposal Facilities Rev.
                (Anheuser-Busch Project), 5 7/8% due 2/1/2036*............................         A1/A+          2,117,720
   2,000,000  Jacksonville Health Facilities Authority, FL Hospital Rev. (Charity Obligated
                Group--Baptist/St. Vincent's Health System Inc.), 5 1/4% due 8/15/2027....        Aa2/AA+         1,996,940
   1,000,000  Kissimmee Utility Authority, FL Electric System Improvement Rev.,
                5 1/4% due 10/1/2018......................................................        Aaa/AAA         1,014,840
   1,000,000  Lee County, FL Transportation Facilities Rev., 6% due 10/1/2015.............        Aaa/AAA         1,093,950
   1,000,000  Osceola County, FL Transportation Rev. (Osceola Parkway Project),
                6.10% due 4/1/2017........................................................        Aaa/AAA         1,075,100
   1,200,000  Palm Beach County, FL Criminal Justice Facilities Rev., 7 1/4% due 6/1/2011.        Aaa/AAA         1,278,072
   2,000,000  Polk County, FL Industrial Development Authority Solid Waste Disposal
                Facilities Rev. (Tampa Electric Company Project), 5.85% due 12/1/2030*....         Aa2/AA         2,127,320
   2,000,000  Reedy Creek Improvement District, FL Utilities Rev., 5 1/8% due 10/1/2019...        Aaa/AAA         2,013,000
   1,250,000  Volusia County, FL Educational Facilities Authority Rev. (Embry-Riddle
                Aeronautical University Project), 6 5/8% due 10/15/2022...................         NR/AAA         1,370,275
                                                                                                                -----------
TOTAL MUNICIPAL BONDS (COST $42,110,520) -- 98.3%........................................................        44,721,010

OTHER ASSETS LESS LIABILITIES -- 1.7%....................................................................           754,193
                                                                                                                -----------
NET ASSETS -- 100.0%.....................................................................................       $45,475,203
                                                                                                                ===========

North Carolina Series


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ----------------  --------------
  $1,250,000  Appalachian State University, NC Housing & Student Center System Rev.,
                5 5/8% due 7/15/2015......................................................        Aaa/AAA       $ 1,308,075
   1,250,000  Asheville, NC Water System Rev., 5.70% due 8/1/2025.........................        Aaa/AAA         1,330,063
   2,000,000  Charlotte-Mecklenberg Hospital Authority, NC Health Care System Rev.,
                5 3/4% due 1/15/2021......................................................         Aa3/AA         2,120,060
   1,000,000  Charlotte, NC Certificates of Participation (Charlotte-Mecklenburg Law
                Enforcement Center Project), 5 3/8% due 6/1/2013..........................         Aa1/AA         1,043,860
   2,000,000  Charlotte, NC Water & Sewer GOs, 5.90% due 2/1/2017.........................        Aaa/AAA         2,207,720
   1,000,000  Concord, NC Utilities System Rev., 5% due 12/1/2022.........................        Aaa/AAA           988,990

--------------
+ Ratings have not been audited by Deloitte & Touche llp.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

Portfolios of Investments
March 31, 1999

North Carolina Series (continued)


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ----------------  --------------
$  1,500,000  Fayetteville, NC Public Works Commission Rev., 5 1/8% due 3/1/2024..........        Aaa/AAA       $ 1,502,820
   2,500,000  Martin County Industrial Facilities and Pollution Control Financing
                Authority, NC Solid Waste Disposal Rev. (Weyerhaeuser Company
                Project), 6% due 11/1/2025*...............................................          A2/A          2,601,825
     600,000  North Carolina Housing Finance Agency Rev. (Multi-Family),
                5.80% due 7/1/2014........................................................         Aa2/AA           620,652
   1,455,000  North Carolina Housing Finance Agency Rev. (Single Family),
                6 1/2% due 3/1/2018.......................................................         Aa2/AA         1,555,395
   1,000,000  North Carolina Medical Care Commission Hospital Rev. (Memorial
                Mission Hospital Project), 6% due 10/1/2022...............................        Aaa/AAA         1,092,800
   2,000,000  North Carolina Medical Care Commission Hospital Rev. (Presbyterian
                Health Services Corp. Project), 6% due 10/1/2024..........................         Aa3/AA         2,178,680
   1,500,000  North Carolina Medical Care Commission Hospital Rev. (FirstHealth
                of the Carolinas Project), 5% due 10/1/2028...............................         Aa3/AA-        1,444,050
   1,500,000  North Carolina Medical Care Commission Hospital Rev. (Gaston Health
                Care), 5% due 2/15/2029...................................................          A1/A+         1,424,190
   1,500,000  North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,
                5 3/4% due 1/1/2015.......................................................         Aaa/AAA        1,575,000
   3,000,000  North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,
                5% due 1/1/2020...........................................................         Aaa/AAA        3,022,980
   1,000,000  Orange, NC Water & Sewer Authority Rev., 5.20% due 7/1/2016.................          Aa2/AA        1,012,150
   1,500,000  University of North Carolina Charlotte Rev. (Student Activity Center),
                5 1/2% due 6/1/2021.......................................................         Aaa/AAA        1,550,685
     500,000  University of North Carolina Hospitals at Chapel Hill Rev.,
                 6 3/8% due 2/15/2017.....................................................          Aa3/AA          539,680
   1,000,000  University of North Carolina Hospitals at Chapel Hill Rev.,
                5 1/4% due 2/15/2026......................................................          Aa3/AA        1,001,340
   1,550,000  Wake County Industrial Facilities & Pollution Control Financing Authority,
                NC (Carolina Power & Light), 6.90% due 4/1/2009...........................           A2/A         1,627,515
                                                                                                                -----------
TOTAL MUNICIPAL BONDS (COST $29,816,220) -- 98.1%.........................................................       31,748,530

VARIABLE RATE DEMAND NOTES (COST $100,000) -- 0.3%........................................................          100,000

OTHER ASSETS LESS LIABILITIES -- 1.6%.....................................................................          499,613
                                                                                                                -----------
NET ASSETS -- 100.0%......................................................................................      $32,348,143
                                                                                                                ===========

----------------------------
+ Ratings have not been audited by Deloitte & Touche llp.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

Statements of Assets and Liabilities
March 31, 1999


                                                  CALIFORNIA          CALIFORNIA                                 NORTH
                                                  HIGH-YIELD            QUALITY              FLORIDA           CAROLINA
                                                    SERIES              SERIES               SERIES             SERIES
                                                --------------      --------------       --------------     --------------
ASSETS:
Investments, at value
   (see Portfolios of Investments):
   Long-term holdings......................      $ 66,914,843         $88,058,669          $44,721,010        $31,748,530
   Short-term holdings.....................         2,600,000             300,000                   --            100,000
                                              ---------------      ---------------    ----------------    ---------------
                                                   69,514,843          88,358,669           44,721,010         31,848,530
Cash ......................................            79,963              62,988              112,138            104,019
Interest receivable........................           999,148           1,294,754              913,250            490,032
Receivable for Shares of Beneficial
   Interest sold...........................           214,767              59,611                   --             30,206
Receivable for securities sold.............            30,000                  --                   --                 --
Expenses prepaid to shareholder
   service agent...........................             8,077              10,385                5,385              4,615
Other......................................               647                 922                1,988                352
                                              ---------------      ---------------    ----------------    ---------------
Total Assets...............................        70,847,445          89,787,329           45,753,771         32,477,754
                                              ===============      ===============    ================    ===============
LIABILITIES:
Payable for securities purchased...........         3,976,796                  --                   --                 --
Dividends payable..........................           112,362             149,904               75,596             54,099
Payable for Shares of Beneficial Interest
   repurchased.............................            35,217              56,094              123,581             13,322
Accrued expenses and other.................           100,053             120,660               79,391             62,190
                                              ---------------      ---------------    ----------------    ---------------
Total Liabilities .........................         4,224,428             326,658              278,568            129,611
                                              ---------------      ---------------    ----------------    ---------------
Net Assets.................................       $66,623,017         $89,460,671          $45,475,203        $32,348,143
                                              ===============      ===============    ================    ===============
COMPOSITION OF NET ASSETS:
Shares of Beneficial Interest, at par:
   Class A.................................       $     8,727         $    12,191          $     5,464        $     3,820
   Class D.................................             1,238                 817                  283                190
Additional paid-in capital.................        62,771,573          84,506,129           42,848,789         30,371,396
Undistributed (distribution in excess of)
   net realized gain.......................           (38,948)            225,009               10,177             40,427
Net unrealized appreciation
   of investments..........................         3,880,427           4,716,525            2,610,490          1,932,310
                                              ---------------      ---------------    ----------------    ---------------
Net Assets.................................       $66,623,017         $89,460,671          $45,475,203        $32,348,143
                                              ===============      ===============    ================    ===============
NET ASSETS:
   Class A.................................       $58,337,321        $ 83,857,189          $43,231,132        $30,819,338
   Class D.................................       $ 8,285,696        $  5,603,482          $ 2,244,071        $ 1,528,805

SHARES OF BENEFICIAL INTEREST
  OUTSTANDING (UNLIMITED SHARES AUTHORIZED;
  $.001 PAR VALUE):
   Class A.................................         8,727,099          12,190,821            5,464,493          3,820,483
   Class D  ...............................         1,238,180             816,697              283,115            189,616

NET ASSET VALUE PER SHARE:
Class A....................................             $6.68               $6.88                $7.91              $8.07
Class D....................................             $6.69               $6.86                $7.93              $8.06


--------------------
See Notes to Financial Statements.

Statements of Operations
For the Six Months Ended March 31, 1999


                                                   CALIFORNIA          CALIFORNIA                                  NORTH
                                                   HIGH-YIELD            QUALITY              FLORIDA            CAROLINA
                                                     SERIES              SERIES               SERIES              SERIES
                                                --------------      --------------      --------------       ------------
INVESTMENT INCOME:
Interest .....................................     $1,780,551          $ 2,352,820          $1,204,885          $ 885,720
                                                -------------       --------------      --------------       ------------
EXPENSES:
Management fees...............................        161,937              221,638             113,813             82,504
Distribution and service fees.................         65,505               63,826              64,914             47,497
Shareholder account services..................         42,911               55,019              30,810             24,225
Auditing and legal fees.......................         15,141               17,623              14,152             12,869
Custody and related services..................          6,814                4,156               4,964              3,998
Trustees' fees and expenses...................          6,362                6,519               4,617              4,009
Shareholder reports and communications........          5,252                4,436               2,693              3,985
Registration..................................          4,827                5,376               4,367              4,527
Miscellaneous.................................          1,576                1,642               1,316              1,178
                                                -------------       --------------      --------------       ------------
Total Expenses................................        310,325              380,235             241,646            184,792
                                                -------------       --------------      --------------       ------------
Net Investment Income.........................      1,470,226            1,972,585             963,239            700,928
                                                -------------       --------------      --------------       ------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments..............         30,925              608,430              15,273             47,055
Net change in unrealized appreciation
  of investments..............................       (864,094)          (1,865,042)           (599,892)          (517,833)
                                                -------------       --------------      --------------       ------------
Net Loss on Investments ......................       (833,169)          (1,256,612)           (584,619)          (470,778)
                                                -------------       --------------      --------------       ------------
Increase in Net Assets from Operations........     $  637,057          $   715,973          $  378,620          $ 230,150
                                                =============       ==============      ==============       ============

------------------
See Notes to Financial Statements.

Statements of Changes in Net Assets


                                                   CALIFORNIA HIGH-YIELD SERIES               CALIFORNIA QUALITY SERIES
                                             ---------------------------------------- ----------------------------------------
                                                 SIX MONTHS               YEAR             SIX MONTHS             YEAR
                                                    ENDED                 ENDED               ENDED               ENDED
                                                   3/31/99               9/30/98             3/31/99             9/30/98
                                              ---------------      ---------------     ---------------         ---------------
OPERATIONS:
Net investment income ...................      $ 1,470,226           $ 2,869,233        $ 1,972,585              $ 4,188,124
Net realized gain on investments.........           30,925               315,617            608,430                2,703,169
Net change in unrealized appreciation
   of investments........................         (864,094)            1,697,381         (1,865,042)                 429,796
                                               -----------           -----------        -----------              -----------
Increase in Net Assets from Operations...          637,057             4,882,231            715,973                7,321,089
                                               -----------           -----------        -----------              -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A...............................       (1,337,739)           (2,672,172)        (1,902,107)              (4,112,546)
   Class D...............................         (132,487)             (197,061)           (70,478)                 (75,578)
Net realized gain on investments:
   Class A...............................         (207,681)             (255,159)        (2,762,949)                (410,719)
   Class D...............................          (23,942)              (16,987)          (100,451)                  (9,630)
                                               -----------           -----------        -----------              -----------
Decrease in Net Assets
   from Distributions....................       (1,701,849)           (3,141,379)        (4,835,985)              (4,608,473)
                                               -----------           -----------        -----------              -----------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST:
Net proceeds from sale of shares:
   Class A...............................        5,607,928             8,495,720          1,496,406                2,910,248
   Class D...............................        2,242,629             3,342,099          3,020,174                  510,845
Shares issued in payment of dividends:
   Class A...............................          724,872             1,407,211            950,104                2,074,707
   Class D...............................          102,158               148,218             38,391                   39,918
Exchanged from associated Funds:
   Class A...............................        2,421,711             2,763,236            878,494                9,378,739
   Class D...............................          447,933               549,807          1,100,485                2,156,556
Shares issued in payment of
   gain distributions:
   Class A...............................          142,616               174,948          1,679,573                  249,515
   Class D...............................           20,123                13,631             71,464                    5,556
                                               -----------           -----------        -----------              -----------
Total....................................       11,709,970            16,894,870          9,235,091               17,326,084
                                               -----------           -----------        -----------              -----------
Cost of shares repurchased:
   Class A...............................       (5,355,745)           (8,007,292)        (3,273,829)              (9,140,974)
   Class D...............................         (300,735)             (528,543)          (604,138)                (568,085)
Exchanged into associated Funds:
   Class A...............................       (2,626,130)             (937,063)        (1,434,856)              (7,593,529)
   Class D...............................         (506,786)             (598,369)          (165,527)              (1,581,236)
                                               -----------           -----------        -----------              -----------
Total....................................       (8,789,396)          (10,071,267)        (5,478,350)             (18,883,824)
                                               -----------           -----------        -----------              -----------
Increase (Decrease) in Net Assets
   from Transactions in Shares
   of Beneficial Interest................        2,920,574             6,823,603          3,756,741               (1,557,740)
                                               -----------           -----------        -----------              -----------
Increase (Decrease) in Net Assets........        1,855,782             8,564,455           (363,271)               1,154,876

NET ASSETS:
Beginning of period......................       64,767,235            56,202,780         89,823,942               88,669,066
                                               -----------           -----------        -----------              -----------
End of Period............................      $66,623,017           $64,767,235        $89,460,671              $89,823,942
                                               ===========           ===========        ===========              ===========


---------------
See Notes to Financial Statements.

Statements of Changes in Net Assets


                                                          FLORIDA SERIES                        NORTH CAROLINA SERIES
                                         -----------------------------------------------------------------------------------------
                                               SIX MONTHS                 YEAR             SIX MONTHS               YEAR
                                                  ENDED                   ENDED               ENDED                 ENDED
                                                 3/31/99                 9/30/98             3/31/99               9/30/98
                                         -----------------------      ---------------     ---------------     --------------------
OPERATIONS:
Net investment income ...................      $   963,239              $ 1,954,649         $   700,928           $ 1,474,812
Net realized gain on investments.........           15,273                  283,504              47,055               471,836
Net change in unrealized appreciation
   of investments........................         (599,892)               1,624,389            (517,833)              828,922
                                               -----------              -----------         -----------           -----------
Increase in Net Assets from Operations...          378,620                3,862,542             230,150             2,775,570
                                               -----------              -----------         -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A...............................         (922,022)              (1,887,251)           (674,845)           (1,428,764)
   Class D...............................          (41,217)                 (67,398)            (26,083)              (46,048)
Net realized gain on investments:
   Class A...............................         (272,671)                (385,124)           (451,811)             (259,010)
   Class D...............................          (14,496)                 (16,296)            (20,721)               (9,526)
                                               -----------              -----------         -----------           -----------
Decrease in Net Assets
   from Distributions....................       (1,250,406)              (2,356,069)         (1,173,460)           (1,743,348)
                                               -----------              -----------         -----------           -----------
TRANSACTIONS IN SHARES OF
   BENEFICIAL INTEREST:
Net proceeds from sale of shares:
   Class A...............................        2,855,583                1,820,657             457,701             1,639,241
   Class D...............................          104,405                  549,732             113,187               321,482
Shares issued in payment of dividends:
   Class A...............................          343,219                  735,335             354,569               749,183
   Class D...............................           23,540                   43,291              20,286                32,807
Exchanged from associated Funds:
   Class A...............................        1,140,557                1,868,336             165,328               551,292
   Class D...............................          735,692                  247,755                  --               100,077
Shares issued in payment of
   gain distributions:
   Class A...............................          153,195                  224,788             331,130               192,301
   Class D...............................           10,367                   12,044              20,065                 8,729
                                               -----------              -----------         -----------           -----------
Total ...................................        5,366,558                5,501,938           1,462,266             3,595,112
                                               -----------              -----------         -----------           -----------
Cost of shares repurchased:
   Class A...............................       (2,208,611)              (3,801,719)         (1,584,831)           (3,903,375)
   Class D...............................         (485,757)                (441,648)            (39,021)             (260,357)
Exchanged into associated Funds:
   Class A...............................         (688,299)              (1,850,538)           (361,101)             (545,626)
   Class D...............................          (40,566)                (213,070)                 --                (4,500)
                                               -----------              -----------         -----------           -----------
Total ...................................       (3,423,233)              (6,306,975)         (1,984,953)           (4,713,858)
                                               -----------              -----------         -----------           -----------
Increase (Decrease) in Net Assets
  from Transactions in Shares
  of Beneficial Interest.................        1,943,325                 (805,037)           (522,687)           (1,118,746)
                                               -----------              -----------         -----------           -----------
Increase (Decrease) in Net Assets........        1,071,539                  701,436          (1,465,997)              (86,524)

NET ASSETS:
Beginning of period......................       44,403,664               43,702,228          33,814,140            33,900,664
                                               -----------              -----------         -----------           -----------
End of Period............................      $45,475,203              $44,403,664         $32,348,143           $33,814,140
                                               ===========              ===========         ===========           ===========

---------------
See Notes to Financial Statements.

Notes to Financial Statements

1. Multiple Classes of Shares -- Seligman Municipal Series Trust (the "Trust") consists of four separate series: the "California High-Yield Series," the "California Quality Series," the "Florida Series," and the "North Carolina Series." Each Series of the Trust offers two classes of shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC of 1% imposed on redemptions made within one year of purchase. The two classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. Significant Accounting Policies -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

a. Security Valuation -- All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Trustees. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b. Federal Taxes -- There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c. Security Transactions and Related Investment Income -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Trust amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

d. Multiple Class Allocations -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 1999, distribution and service fees were the only class-specific expenses.

e. Distributions to Shareholders -- Dividends are declared daily and paid monthly. Other distributions paid by the Trust are recorded on the ex-dividend date. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of any series of the Trust.

3. Purchases and Sales of Securities -- Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1999, were as follows:

  SERIES                    PURCHASES            SALES
----------                 -----------       ------------
California High-Yield       $6,212,040          $1,175,300
California Quality          13,190,650          11,605,460
Florida                      3,276,579           1,290,457
North Carolina                      --             800,538

    At March 31, 1999, each Series' cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

                               TOTAL            TOTAL
                            UNREALIZED       UNREALIZED
  SERIES                   APPRECIATION     DEPRECIATION
----------                 ------------     ------------
California High-Yield        $3,898,527        $ 18,100
California Quality            4,858,321         141,796
Florida                       2,648,890          38,400
North Carolina                1,949,260          16,950

4. Management Fee, Distribution Services, and Other Transactions -- J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Trust and provides the necessary personnel and facilities. Compensation of all officers of the Trust, all trustees of the Trust who are employees or consultants of the Manager, and all personnel of the Trust and the Manager is paid by the Manager. The Manager's fee is calculated daily and payable monthly, equal to 0.50% per annum of each Series' average daily net assets.

Notes to Financial Statements

    Seligman Advisors, Inc. (the "Distributor"), agent for the distribution of each Series' shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sales of Class A shares:

                         DISTRIBUTOR             DEALER
   SERIES                CONCESSIONS           COMMISSIONS
----------               -----------          ------------
California High-Yield       $6,967               $51,598
California Quality           5,218                38,320
Florida                      4,175                32,194
North Carolina               2,199                16,010

    The Trust has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Trust pursuant to the Plan. For the six months ended March 31, 1999, for the California High-Yield, California Quality, Florida, and North Carolina Series, fees incurred under the Plan aggregated $30,118, $44,250, $53,197 and $40,117, respectively, or 0.10%, 0.10%, 0.25%, and 0.25%, respectively, per annum of average daily net assets.

    Under the Plan, with respect to Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Trust to the Distributor pursuant to the Plan. For the six months ended March 31, 1999, fees incurred under the Plan amounted to $35,387, $19,576, $11,717, and $7,380, respectively, or 1% per annum of the average daily net assets of Class D shares of the California High-Yield, California Quality, Florida, and North Carolina Series, respectively.

    The Distributor is entitled to retain any CDSC imposed on redemptions of Class D shares occurring within one year of purchase and on certain redemptions of Class A shares occurring within 18 months of purchase. For the six months ended March 31, 1999, such charges amounted to $10,243 for the California High-Yield Series, $2 for the California Quality Series, and $594 for the Florida Series.

    Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Trust shares, as well as distribution and service fees pursuant to the Plan. For the six months ended March 31, 1999, Seligman Services, Inc. received commissions from the sale of shares of each Series, and distribution and service fees, pursuant to the Plan, as follows:

                                          DISTRIBUTION AND
   SERIES                  COMMISSIONS      SERVICE FEES
----------                ------------      ------------
California High-Yield        $4,600             $1,066
California Quality              441              1,213
Florida                         300              2,581
North Carolina                  600              1,272

    Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

  SERIES
----------
California High-Yield       $42,911
California Quality           55,019
Florida                      30,810
North Carolina               24,225

    Certain officers and trustees of the Trust are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

    The Trust has a compensation agreement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Trust or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and earnings accrued thereon is included in trustees' fees and expenses, and the accumulated balances thereof at March 31, 1999, are included in other liabilities as follows:

  SERIES
----------
California High-Yield       $26,136
California Quality           26,246
Florida                      13,409
North Carolina               10,000

5. Committed Line of Credit -- Effective July 1, 1998, the Trust entered into a joint $800 million committed line of credit that is shared by substantially all funds in the Seligman Group of Investment Companies. Each Series' borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.08% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires one year from the date of the agreement but is renewable with the consent of the participating banks. To date, the Trust has not borrowed from the credit facility.

Notes to Financial Statements

6. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows:


                                                            CALIFORNIA HIGH-YIELD                     CALIFORNIA QUALITY
                                                                   SERIES                                   SERIES
                                                        ---------------------------            --------------------------------
                                                         SIX MONTHS         YEAR                   SIX MONTHS        YEAR
                                                            ENDED           ENDED                     ENDED          ENDED
                                                           3/31/99         9/30/98                   3/31/99        9/30/98
                                                        ------------- -------------            ----------------  --------------
Sales of shares:
   Class A...................................               834,010     1,277,052                   215,179           412,540
   Class D...................................               333,954       499,452                   436,505            72,661
Shares issued in payment of dividends:
   Class A...................................               107,782       211,143                   136,295           294,684
   Class D...................................                15,170        22,196                     5,538             5,681
Exchanged from associated Funds:
   Class A...................................               361,120       413,298                   124,448         1,335,307
   Class D...................................                66,325        82,354                   155,181           307,189
Shares issued in payment of gain distributions:
   Class A...................................                21,223        26,588                   242,713            35,850
   Class D...................................                 2,990         2,068                    10,357               799
                                                         ----------    ----------                 ---------        ----------
Total........................................             1,742,574     2,534,151                 1,326,216         2,464,711
                                                         ----------    ----------                 ---------        ----------
Shares repurchased:
   Class A...................................              (795,483)   (1,201,761)                 (469,869)       (1,299,234)
   Class D...................................               (44,797)      (79,088)                  (87,022)          (80,796)
Exchanged into associated Funds:
   Class A...................................              (391,782)     (140,692)                 (200,303)       (1,081,747)
   Class D...................................               (75,267)      (89,085)                  (23,894)         (225,899)
                                                         ----------    ----------                 ---------        ----------
Total........................................            (1,307,329)   (1,510,626)                 (781,088)       (2,687,676)
                                                         ----------    ----------                 ---------        ----------
Increase (decrease) in shares................               435,245     1,023,525                   545,128          (222,965)
                                                         ==========    ==========                 =========        ==========


                                                                                                         NORTH CAROLINA
                                                                FLORIDA SERIES                              SERIES
                                                        --------------------------------          ------------------------------
                                                         SIX MONTHS           YEAR                   SIX MONTHS        YEAR
                                                            ENDED             ENDED                     ENDED          ENDED
                                                           3/31/99           9/30/98                   3/31/99        9/30/98
                                                        --------------   ---------------          ---------------  -------------
Sales of shares:
   Class A....................................              359,008         231,028                    56,116         202,159
   Class D....................................               12,981          69,634                    13,940          39,497
Shares issued in payment of dividends:
   Class A....................................               43,161          93,274                    43,527          92,259
   Class D....................................                2,954           5,481                     2,493           4,042
Exchanged from associated Funds:
   Class A....................................              143,605         237,657                    20,296          67,414
   Class D....................................               92,164          31,343                        --          12,161
Shares issued in payment of gain distributions:
   Class A....................................               19,319          29,005                    40,880          24,008
   Class D....................................                1,306           1,550                     2,477           1,091
                                                           --------        --------                  --------        --------
Total.........................................              674,498         698,972                   179,729         442,631
                                                           --------        --------                  --------        --------
Shares repurchased:
   Class A....................................             (278,745)       (482,133)                 (194,547)       (480,689)
   Class D....................................              (61,161)        (55,774)                   (4,822)        (31,930)
Exchanged into associated Funds:
   Class A....................................              (86,705)       (234,463)                  (44,226)        (67,042)
   Class D....................................               (5,109)        (27,097)                       --            (560)
                                                           --------        --------                  --------        --------
Total.........................................             (431,720)       (799,467)                 (243,595)       (580,221)
                                                           --------        --------                  --------        --------
Increase (decrease) in shares.................              242,778        (100,495)                  (63,866)       (137,590)
                                                           ========        ========                  ========        ========

Financial Highlights

    The tables below are intended to help you understand the financial performance of each Class of each Series for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions. Total returns do not reflect any sales charges, and are not annualized for periods of less than one year.

California High-Yield Series

                                                                                        CLASS A
                                                     -----------------------------------------------------------------------------
                                                          SIX
                                                         MONTHS                    YEAR ENDED SEPTEMBER 30,
                                                         ENDED      --------------------------------------------------------------
                                                        3/31/99       1998          1997          1996         1995        1994
                                                     ------------   -------       -------       -------      --------    ---------
PER SHARE DATA:
Net Asset Value, Beginning of Period..............       $6.80      $6.61         $6.50         $6.47        $6.30        $6.73
                                                         -----      -----         -----         -----        -----        -----
Income from Investment Operations:
Net investment income.............................        0.16       0.32          0.34          0.36         0.37         0.37
Net realized and unrealized gain (loss)
   on investments.................................       (0.10)      0.22          0.20          0.05         0.17        (0.34)
                                                         -----      -----         -----         -----        -----        -----
Total from Investment Operations..................        0.06       0.54          0.54          0.41         0.54         0.03
                                                         -----      -----         -----         -----        -----        -----
Less Distributions:
Dividends from net investment income..............       (0.16)     (0.32)        (0.34)        (0.36)       (0.37)       (0.37)
Distributions from net realized capital gain......       (0.02)     (0.03)        (0.09)        (0.02)          --        (0.09)
                                                         -----      -----         -----         -----        -----        -----
Total Distributions...............................       (0.18)     (0.35)        (0.43)        (0.38)       (0.37)       (0.46)
                                                         -----      -----         -----         -----        -----        -----
Net Asset Value, End of Period....................       $6.68      $6.80         $6.61         $6.50        $6.47        $6.30
                                                         =====      =====         =====         =====        =====        =====
TOTAL RETURN:                                             0.89%      8.45%         8.74%         6.49%        8.85%        0.41%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)..........      $58,337    $58,374       $52,883       $50,264      $51,504      $48,007
Ratio of expenses to average net assets...........        0.86%+     0.82%         0.87%         0.84%        0.90%        0.85%
Ratio of net income to average net assets.........        4.64%+     4.81%         5.26%         5.49%        5.84%        5.74%
Portfolio turnover rate...........................        1.86%     10.75%        22.42%        34.75%       17.64%        8.36%



                                                                                        CLASS D
                                                     ------------------------------------------------------------------------------
                                                         SIX
                                                        MONTHS              YEAR ENDED SEPTEMBER 30,                2/1/94*
                                                         ENDED       -------------------------------------------     TO
                                                       3/31/99        1998        1997        1996        1995      9/30/94
                                                     -------------   -------     -------     -------    --------  -----------------
PER SHARE DATA:
Net Asset Value, Beginning of Period.............        $6.80        $6.61       $6.51       $6.48      $6.31       $6.67
                                                         -----        -----       -----       -----      -----       -----
Income from Investment Operations:
Net investment income............................         0.13         0.26        0.28        0.30       0.31        0.21
Net realized and unrealized gain (loss)
   on investments................................        (0.09)        0.22        0.19        0.05       0.17       (0.36)
                                                         -----        -----       -----       -----      -----       -----
Total from Investment Operations.................         0.04         0.48        0.47        0.35       0.48       (0.15)
                                                         -----        -----       -----       -----      -----       -----
Less Distributions:
Dividends from net investment income.............        (0.13)       (0.26)      (0.28)      (0.30)     (0.31)      (0.21)
Distributions from net realized capital gain.....        (0.02)       (0.03)      (0.09)      (0.02)        --          --
                                                         -----        -----       -----       -----      -----       -----
Total Distributions..............................        (0.15)       (0.29)      (0.37)      (0.32)     (0.31)      (0.21)
                                                         -----        -----       -----       -----      -----       -----
Net Asset Value, End of Period...................        $6.69        $6.80       $6.61       $6.51      $6.48       $6.31
                                                         =====        =====       =====       =====      =====       =====
TOTAL RETURN:                                             0.59%        7.47%       7.60%       5.53%      7.78%      (2.47)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted).........        $8,286       $6,393      $3,320      $1,919     $1,277        $650
Ratio of expenses to average net assets..........         1.76%+       1.73%       1.77%       1.74%      1.91%       1.74%+
Ratio of net income to average net assets........         3.74%+       3.90%       4.36%       4.59%      4.84%       4.73%+
Portfolio turnover rate..........................         1.86%       10.75%      22.42%      34.75%     17.64%       8.36%++


---------------
See footnotes on page 25.

Financial Highlights

California Quality Series

                                                                                        CLASS A
                                                     -----------------------------------------------------------------------------
                                                          SIX
                                                        MONTHS                      YEAR ENDED SEPTEMBER 30,
                                                         ENDED      --------------------------------------------------------------
                                                        3/31/99       1998          1997        1996          1995        1994
                                                     ------------   -------       -------     -------       --------    ----------
PER SHARE DATA:
Net Asset Value, Beginning of Period............       $7.21         $6.99         $6.75       $6.65         $6.39       $7.28
                                                       -----         -----         -----       -----         -----       -----
Income from Investment Operations:
Net investment income...........................        0.16          0.33          0.34        0.35          0.34        0.35
Net realized and unrealized gain (loss)
   on investments...............................       (0.10)         0.25          0.24        0.11          0.32       (0.73)
                                                       -----         -----         -----       -----         -----       -----
Total from Investment Operations................        0.06          0.58          0.58        0.46          0.66       (0.38)
                                                       -----         -----         -----       -----         -----       -----
Less Distributions:
Dividends from net investment income............       (0.16)        (0.33)        (0.34)      (0.35)        (0.34)      (0.35)
Distributions from net realized capital gain....       (0.23)        (0.03)           --       (0.01)        (0.06)      (0.16)
                                                       -----         -----         -----       -----         -----       -----
Total Distributions.............................       (0.39)        (0.36)        (0.34)      (0.36)        (0.40)      (0.51)
                                                       -----         -----         -----       -----         -----       -----
Net Asset Value, End of Period..................       $6.88         $7.21         $6.99       $6.75         $6.65       $6.39
                                                       =====         =====         =====       =====         =====       =====
TOTAL RETURN:                                           0.81%         8.67%         8.87%       7.00%        10.85%      (5.46)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)........      $83,857       $87,522       $86,992     $95,560       $94,947     $99,020
Ratio of expenses to average net assets.........        0.81%+        0.77%         0.82%       0.79%         0.89%       0.81%
Ratio of net income to average net assets.......        4.49%+        4.75%         4.99%       5.11%         5.34%       5.20%
Portfolio turnover rate.........................       13.30%        30.82%        12.16%      12.84%        11.24%      22.16%

                                                                                        CLASS D
                                                     --------------------------------------------------------------------------
                                                          SIX
                                                         MONTHS              YEAR ENDED SEPTEMBER 30,              2/1/94*
                                                         ENDED        -------------------------------------------      TO
                                                        3/31/99       1998        1997        1996        1995      9/30/94
                                                     --------------   -------     -------     -------    --------  ------------
PER SHARE DATA:
Net Asset Value, Beginning of Period.............        $7.19         $6.97       $6.74       $6.63      $6.38      $7.13
                                                         -----         -----       -----       -----      -----      -----
Income from Investment Operations:
Net investment income............................         0.12          0.27        0.28        0.28       0.28       0.19
Net realized and unrealized gain (loss)
   on investments................................        (0.10)         0.25        0.23        0.12       0.31      (0.75)
                                                         -----         -----       -----       -----      -----      -----
Total from Investment Operations.................         0.02          0.52        0.51        0.40       0.59      (0.56)
                                                         -----         -----       -----       -----      -----      -----
Less Distributions:
Dividends from net investment income.............        (0.12)        (0.27)      (0.28)      (0.28)     (0.28)     (0.19)
Distributions from net realized capital gain.....        (0.23)        (0.03)         --       (0.01)     (0.06)        --
                                                         -----         -----       -----       -----      -----      -----
Total Distributions..............................        (0.35)        (0.30)      (0.28)      (0.29)     (0.34)     (0.19)
                                                         -----         -----       -----       -----      -----      -----
Net Asset Value, End of Period...................        $6.86         $7.19       $6.97       $6.74      $6.63      $6.38
                                                         =====         =====       =====       =====      =====      =====
TOTAL RETURN:                                             0.36%         7.71%       7.75%       6.20%      9.61%     (8.01)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted).........        $5,604        $2,302      $1,677      $1,645      $ 863      $ 812
Ratio of expenses to average net assets..........         1.71%+        1.68%       1.72%       1.69%      1.88%      1.77%+
Ratio of net income to average net assets........         3.59%+        3.84%       4.09%       4.21%      4.36%      4.39%+
Portfolio turnover rate..........................        13.30%        30.82%      12.16%      12.84%     11.24%     22.16%++


-------------
See footnotes on page 25.

Financial Highlights

Florida Series

                                                                                        CLASS A
                                                     ----------------------------------------------------------------------
                                                         SIX
                                                       MONTHS
                                                        ENDED                      YEAR ENDED SEPTEMBER 30,
                                                     -------------- -------------------------------------------------------
                                                       3/31/99       1998        1997         1996       1995       1994
                                                     ----------     -------     -------     -------    --------    --------
PER SHARE DATA:
Net Asset Value, Beginning of Period..............      $8.07        $7.80       $7.67       $7.71      $7.34       $8.20
                                                        -----        -----       -----       -----      -----       -----
Income from Investment Operations:
Net investment income.............................       0.17         0.35        0.36        0.38       0.40        0.42
Net realized and unrealized gain (loss)
   on investments.................................      (0.11)        0.34        0.23        0.04       0.37       (0.74)
                                                        -----        -----       -----       -----      -----       -----
Total from Investment Operations..................       0.06         0.69        0.59        0.42       0.77       (0.32)
                                                        -----        -----       -----       -----      -----       -----
Less Distributions:
Dividends from net investment income..............      (0.17)       (0.35)      (0.36)      (0.38)     (0.40)      (0.42)
Distributions from net realized capital gain......      (0.05)       (0.07)      (0.10)      (0.08)        --       (0.12)
                                                        -----        -----       -----       -----      -----       -----
Total Distributions...............................      (0.22)       (0.42)      (0.46)      (0.46)     (0.40)      (0.54)
                                                        -----        -----       -----       -----      -----       -----
Net Asset Value, End of Period....................      $7.91        $8.07       $7.80       $7.67      $7.71       $7.34
                                                        =====        =====       =====       =====      =====       =====
TOTAL RETURN:                                            0.75%        9.16%       8.01%       5.54%     10.87%      (3.99)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)..........     $43,231      $42,464     $42,024     $45,200    $49,030     $49,897
Ratio of expenses to average net assets...........       1.02%+       1.00%       1.04%       0.97%      0.72%       0.42%
Ratio of net income to average net assets.........       4.27%+       4.45%       4.70%       4.90%      5.38%       5.49%
Portfolio turnover rate...........................       2.93%        6.73%      33.68%      18.53%     11.82%       6.17%
Without expense reimbursement and/or
   management fee waiver:**
Ratio of expenses to average net assets...........                                            0.97%      1.03%       1.00%
Ratio of net income to average net assets.........                                            4.90%      5.07%       4.91%



                                                                                        CLASS D
                                                     ----------------------------------------------------------------------
                                                         SIX
                                                       MONTHS                      YEAR ENDED SEPTEMBER 30,        2/1/94*
                                                        ENDED       -------------------------------------------      TO
                                                       3/31/99       1998        1997         1996       1995      9/30/94
                                                     ----------     -------     -------     -------    --------    --------
PER SHARE DATA:
Net Asset Value, Beginning of Period...........         $8.08        $7.81       $7.68       $7.72      $7.34       $8.10
                                                        -----        -----       -----       -----      -----       -----
Income from Investment Operations:
Net investment income..........................          0.14         0.29        0.30        0.32       0.34        0.24
Net realized and unrealized gain (loss)
   on investments..............................         (0.10)        0.34        0.23        0.04       0.38       (0.76)
                                                        -----        -----       -----       -----      -----       -----
Total from Investment Operations...............          0.04         0.63        0.53        0.36       0.72       (0.52)
                                                        -----        -----       -----       -----      -----       -----
Less Distributions:
Dividends from net investment income...........         (0.14)       (0.29)      (0.30)      (0.32)     (0.34)      (0.24)
Distributions from net realized capital gain...         (0.05)       (0.07)      (0.10)      (0.08)        --          --
                                                        -----        -----       -----       -----      -----       -----
Total Distributions............................         (0.19)       (0.36)      (0.40)      (0.40)     (0.34)      (0.24)
                                                        -----        -----       -----       -----      -----       -----
Net Asset Value, End of Period.................         $7.93        $8.08       $7.81       $7.68      $7.72       $7.34
                                                        =====        =====       =====       =====      =====       =====
TOTAL RETURN:                                            0.50%        8.32%       7.18%       4.74%     10.07%      (6.64)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted).......         $2,244       $1,940      $1,678      $1,277       $603        $244
Ratio of expenses to average net assets........          1.77%+       1.77%       1.81%       1.73%      1.66%       1.29%+
Ratio of net income to average net assets......          3.52%+       3.68%       3.93%       4.14%      4.53%       4.61%+
Portfolio turnover rate........................          2.93%        6.73%      33.68%      18.53%     11.82%       6.17%++
Without expense reimbursement and/or
    management fee waiver:**
Ratio of expenses to average net assets........                                               1.73%      1.97%       1.84%+
Ratio of net income to average net assets......                                               4.14%      4.22%       4.06%+


--------------
See footnotes on page 25.

Financial Highlights

North Carolina Series

                                                                                     CLASS A
                                                     ----------------------------------------------------------------------
                                                         SIX
                                                        MONTHS                     YEAR ENDED SEPTEMBER 30,
                                                        ENDED       -------------------------------------------------------
                                                       3/31/99       1998        1997         1996        1995      1994
                                                     ----------     -------     -------     -------    --------    --------
PER SHARE DATA:
Net Asset Value, Beginning of Period............       $8.30         $8.05       $7.84       $7.74      $7.30       $8.22
                                                       -----         -----       -----       -----      -----       -----
Income from Investment Operations:
Net investment income...........................        0.17          0.36        0.37        0.37       0.39        0.41
Net realized and unrealized gain (loss)
   on investments...............................       (0.11)         0.31        0.24        0.11       0.45       (0.87)
                                                       -----         -----       -----       -----      -----       -----
Total from Investment Operations................        0.06          0.67        0.61        0.48       0.84       (0.46)
                                                       -----         -----       -----       -----      -----       -----
Less Distributions:
Dividends from net investment income............       (0.17)        (0.36)      (0.37)      (0.37)     (0.39)      (0.41)
Distributions from net realized capital gain....       (0.12)        (0.06)      (0.03)      (0.01)     (0.01)      (0.05)
                                                       -----         -----       -----       -----      -----       -----
Total Distributions.............................       (0.29)        (0.42)      (0.40)      (0.38)     (0.40)      (0.46)
                                                       -----         -----       -----       -----      -----       -----
Net Asset Value, End of Period..................       $8.07         $8.30       $8.05       $7.84      $7.74       $7.30
                                                       =====         =====       =====       =====      =====       =====
TOTAL RETURN:                                           0.74%         8.60%       8.01%       6.39%     11.92%      (5.80)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)........      $30,819       $32,358     $32,684     $35,934    $37,446     $38,920
Ratio of expenses to average net assets.........        1.08%+        1.05%       1.09%       1.05%      0.82%       0.44%
Ratio of net income to average net assets.......        4.28%+        4.41%       4.66%       4.75%      5.21%       5.29%
Portfolio turnover rate.........................          --         20.37%      13.04%      15.12%      4.38%      15.61%
Without expense reimbursement and/or
   management fee waiver:**
Ratio of expenses to average net assets.........                                              1.06%      1.18%       1.13%
Ratio of net income to average net assets.......                                              4.74%      4.85%       4.60%


-----------
See footnotes on page 25.

Financial Highlights

                                                                                        CLASS D
                                                     ----------------------------------------------------------------------
                                                        SIX
                                                      MONTHS                    YEAR ENDED SEPTEMBER 30,          2/1/94*
                                                       ENDED       --------------------------------------------     TO
                                                      3/31/99       1998        1997        1996        1995      9/30/94
                                                     --------      ------     -------     -------     --------  ----------
PER SHARE DATA:
Net Asset Value, Beginning of Period.............      $8.30        $8.05       $7.83       $7.74       $7.29       $8.17
                                                       -----        -----       -----       -----       -----       -----
Income from Investment Operations:
Net investment income............................       0.14         0.30        0.31        0.31        0.33        0.23
Net realized and unrealized gain (loss)
   on investments................................      (0.12)        0.31        0.25        0.10        0.46       (0.88)
                                                       -----        -----       -----       -----       -----       -----
Total from Investment Operations.................       0.02         0.61        0.56        0.41        0.79       (0.65)
                                                       -----        -----       -----       -----       -----       -----
Less Distributions:
Dividends from net investment income.............      (0.14)       (0.30)      (0.31)      (0.31)      (0.33)      (0.23)
Distributions from net realized capital gain.....      (0.12)       (0.06)      (0.03)      (0.01)      (0.01)         --
                                                       -----        -----       -----       -----       -----       -----
Total Distributions..............................      (0.26)       (0.36)      (0.34)      (0.32)      (0.34)      (0.23)
                                                       -----        -----       -----       -----       -----       -----
Net Asset Value, End of Period...................      $8.06        $8.30       $8.05       $7.83       $7.74       $7.29
                                                       =====        =====       =====       =====       =====       =====
TOTAL RETURN:                                           0.24%        7.77%       7.33%       5.45%      11.19%      (8.15)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted).........      $1,529       $1,456      $1,217      $1,232      $1,257      $1,282
Ratio of expenses to average net assets..........       1.83%+       1.82%       1.85%       1.81%       1.64%       1.27%+
Ratio of net income to average net assets........       3.53%+       3.64%       3.90%       3.99%       4.42%       4.49%+
Portfolio turnover rate..........................         --        20.37%      13.04%      15.12%       4.38%      15.61%++
Without expense reimbursement and/or
    management fee waiver:**
Ratio of expenses to average net assets..........                                            1.82%       2.00%       1.95%+
Ratio of net income to average net assets........                                            3.98%       4.06%       3.82%+

-----------
  *Commencement of operations.
 **During the periods stated, the Manager, at its discretion, waived all or a portion of its fees and, in some cases, reimbursed certain expenses for the Florida and North Carolina Series.
  +Annualized.
 ++For the year ended September 30, 1994.
See Notes to Financial Statements.

Report of Independent Auditors

The Trustees and Shareholders,
Seligman Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Municipal Series Trust (comprising, respectively, the California High-Yield, California Quality, Florida, and North Carolina Series), as of March 31, 1999, the related statements of operations for the six months then ended and of changes in net assets for the six months then ended and for the year ended September 30, 1998, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999 by correspondence with the Trust's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the California High-Yield, California Quality, Florida, and North Carolina Series of Seligman Municipal Series Trust as of March 31, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
April 30, 1999

TRUSTEES

John R. Galvin 2, 4
Dean, Fletcher School of Law and Diplomacy
   at Tufts University
Director, Raytheon Company

Alice S. Ilchman 3, 4
Trustee, Committee for Economic Development
Chairman, The Rockefeller Foundation

Frank A. McPherson 2, 4
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

John E. Merow 2, 4
Retired Chairman and Senior Partner,
   Sullivan & Cromwell, Law Firm
Director, Commonwealth Industries, Inc
Director, New York Presbyterian Hospital

Betsy S. Michel 2, 4
Trustee, The Geraldine R. Dodge Foundation
Chairman of the Board of Trustees, St. George's School

William C. Morris 1
Chairman
Chairman of the Board,
    J. & W.  Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3, 4
Retired Partner, Pitney, Hardin, Kipp & Szuch,
   Law Firm

James Q. Riordan 3, 4
Director, KeySpan Energy Corporation
Trustee, Committee for Economic Development
Director, Public Broadcasting Service

Richard R. Schmaltz 1
Managing Director, Director of Investments,
   J. & W.  Seligman & Co. Incorporated
Trustee Emeritus, Colby College

Robert L. Shafer 3, 4
Retired Vice President, Pfizer, Inc.

James N. Whitson 2, 4
Director and Consultant, Sammons Enterprises, Inc.
Director,  CommScope, Inc.
Director,  C-SPAN

Brian T. Zino 1
President
President, J. & W.  Seligman & Co.  Incorporated
Chairman, Seligman Data Corp.
Director, ICI Mutual Insurance Company

Trustee Emeritus
Fred E. Brown
Director and Consultant,
   J. & W.  Seligman & Co. Incorporated


----------------
Member:    1 Executive Committee
           2 Audit Committee
           3 Trustee Nominating Committee
           4 Board Operations Committee

Executive Officers

William C. Morris
Chairman

Brian T. Zino
President

Thomas G. Moles
Vice President

Lawrence P. Vogel
Vice President

Thomas G. Rose
Treasurer

Frank J. Nasta
Secretary

FOR MORE INFORMATION

Manager
J. & W. Seligman & Co.
  Incorporated
100 Park Avenue
New York, NY 10017

General Counsel
Sullivan & Cromwell

Independent Auditors
Deloitte & Touche LLP

General Distributor
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Important Telephone Numbers
(800) 221-2450 Shareholder
               Services
(212) 682-7600 Outside the
               United States
(800) 622-4597 24-Hour
               Automated
               Telephone
               Access Service

Glossary of Financial Terms

Capital Gain Distribution -- A payment to mutual fund shareholders of profits realized on the sale of securities in a fund's portfolio.

Capital Appreciation/Depreciation -- An increase or decrease in the market value of a mutual fund's portfolio securities, which is reflected in the net asset value of the fund's shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

Compounding -- The change in the value of an investment as shareholders receive earnings on their investment's earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year's earnings.

Contingent Deferred Sales Charge (CDSC) -- Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund (the CDSC expires after a fixed time period).

Dividend -- A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

Dividend Yield -- A measurement of a fund's dividend as a percentage of the maximum offering price or net asset value.

Expense Ratio -- The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

Investment Objective -- The shared investment goal of a fund and its shareholders.

Management Fee -- The amount paid by a mutual fund to its investment advisor(s).

Multiple Classes of Shares -- Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

National Association of Securities Dealers, Inc. (NASD) -- A self-regulatory body with authority over firms that distribute mutual funds.

Net Asset Value (NAV) Per Share -- The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

Offering Price -- The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Portfolio Turnover -- A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

Prospectus -- The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund's investment objective and policies, services, investment restrictions, how shares are bought and sold, fund fees and other charges, and the fund's financial highlights.

SEC Yield -- SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

Securities and Exchange Commission -- The primary US federal agency that regulates the registration and distribution of mutual fund shares.

Statement of Additional Information -- A document that contains more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

Total Return -- A measure of a fund's performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

Yield on Securities -- For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.


------------
Adapted from the Investment Company Institute's 1998 Mutual Fund Fact Book.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of
 Seligman Municipal Series Trust, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

                          SELIGMAN ADVISORS, INC.
                               an affiliate of

                            J. & W. Seligman & Co.
                                 INCORPORATED

                               ESTABLISHED 1861
                     100 Park Avenue, New York, NY 10017

Printed on Recycled Paper

TEB3 3/99

                                  SELIGMAN
                           ---------------
                                 MUNICIPAL
                              SERIES TRUST



                                ANNUAL REPORT
                              SEPTEMBER 30, 1998
                                  ---------
                               Providing Income
                             Exempt From Regular
                                  Income Tax




                            J. & W. SELIGMAN & CO.
                                 INCORPORATED
                               ESTABLISHED 1864

Seligman -- Times Change...Values Endure

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today's investors seek their long-term financial goals.

Times Change...

Established in 1864, Seligman's history of providing financial services has been marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 134 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the first part of the 20th century, as America became an industrial power, the firm helped fund the growing capital needs of the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 -- today, the nation's largest diversified publicly-traded closed-end investment company -- Seligman began shifting its emphasis from investment banking to investment management. Despite the stock market crash and ensuing depression, Seligman was convinced of the importance that investment companies could have in building wealth for individual investors and launched its first mutual fund in 1930.

In the decades that followed, Seligman has continued to offer forward-looking investment solutions, including funds that focus on technology stocks, municipal bonds, and international securities.

 ...Values Endure

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm's business decisions and investment judgment. While much has changed over the years, the firm's commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will guide Seligman into the new millennium.

Table of Contents

To the Shareholders.....................................1
Interview With Your Portfolio Manager...................2
Performance Overview and
   Portfolio Summary....................................4
Portfolios of Investments...............................8
Statements of Assets and Liabilities...................14
Statements of Operations...............................15
Statements of Changes in Net Assets....................16
Notes to Financial Statements..........................18
Financial Highlights...................................21
Report of Independent Auditors.........................25
Trustees...............................................26
Executive Officers and For More Information............27
Glossary of Financial Terms............................28

To The Shareholders

Seligman Municipal Series Trust posted strong results for its fiscal year ended September 30, 1998. Although the growth of the US economy slowed from its record pace, the expansion continued. Inflation and interest rates reached their lowest levels in a quarter century, and unemployment was at its lowest level since 1970.

Despite ongoing strength in the US, economic turmoil spread throughout the rest of the world. The Asian financial crisis worsened, Japan failed to resolve its banking problems, Russia's economy became chaotic, and economic crises loomed throughout much of Latin America, particularly in Brazil. Fears of risk in nearly all types of financial assets drove investors out of the equity markets and into the relative safety and quality of investments such as US Treasury bonds, often a haven from a turbulent stock market. This "flight to quality" helped create an attractive environment for municipal bonds.

Major factors influencing the market for municipal bonds over the year were the prolonged US Treasury bond rally and heavy issuance of municipal securities. Municipal bond holders fared well as interest rates generally declined over this time period. Nonetheless, the performance of the municipal market lagged that of the Treasury bond market, as investors focused on quality because of concerns about financial instability. Treasury bond prices rose sharply over the 12-month period, sending yields significantly lower. At one point in the period, selected municipal obligations traded at the same yield as Treasuries, even though municipals offered more favorable tax treatment. Currently, long-term municipal bonds have not been this attractive, relative to long-term Treasuries, since 1986, when proposed legislation threatened the tax-exempt status of municipal securities.

Looking ahead, we see the favorable climate for municipal bonds continuing. Low inflation and a growing economy should serve to protect the value of municipal investments. Fewer new issues may be entering the market, which could tighten the supply/demand balance. This could improve overall total rate-of-return prospects. Also, although the US economy continues to grow, this growth is slowing, and the global situation is forcing the Federal Reserve into a more benign strategy on interest rates. The Fed has already cut short-term rates twice, and we expect more cuts until a semblance of international stability emerges. Finally, the municipal market's record of safety and stability offers further appeal to investors in these more troubled times, especially as equity market volatility continues.

All in all, we feel the investment attractiveness of municipals remains compelling. In this period of global economic uncertainty and low interest rates, municipals are an appropriate alternative for those investors with suitable investment requirements.

As you may know, companies are modifying their computer systems to recognize dates of January 1, 2000, and beyond. This is often referred to as the "Y2K" problem. Unless systems are updated, many applications may interpret the last two digits of the year to mean 1900 instead of 2000. J. & W. Seligman & Co. Incorporated, the Seligman Investment Companies, and Seligman Data Corp., your shareholder service agent, have jointly established a team to ensure that your investment and shareholder services are not disrupted. This team is supported by consulting firms specializing in Y2K solutions. Substantial work has been performed to date, and we are confident that when our plans are finalized and all systems are tested, there will be no disruption in the services provided by your Trust.

Thank you for your continued support of Seligman Municipal Series Trust. We look forward to serving your investment needs in the many years to come. A discussion with your Portfolio Manager, performance overviews, portfolio holdings, and finanical statements follow this letter. By order of the Trustees,

/s/ William C. Morris
---------------------
William C. Morris
Chairman

                                /s/ Brian T.  Zino
                                ------------------
                                Brian T.  Zino
                                President

October 30, 1998

Interview With Your Portfolio Manager,
Thomas G. Moles

Q. What economic factors influenced Seligman Municipal Series Trust in the last 12 months?

A. The continuing combination of low inflation, low unemployment, and steady economic growth throughout the past 12 months sustained what became one of the nation's longest peacetime economic expansions. This contributed to the overall improvement of the financial condition of America's states, cities, and municipalities. Over the past year, credit rating upgrades significantly outnumbered rating downgrades. These upgrades enhanced the overall creditworthiness of the municipal marketplace. But, by the end of your Trust's fiscal year, there was widespread expectation that the US may be unable to avoid the economic slowdown that has already gripped much of the world. While many economists were calling a recession unlikely, the fact that they were including its potential in their forecasts implied that the ongoing domestic economic expansion would not continue. In the final months of the fiscal year, turmoil in world markets began to contribute to a modest slowdown in the pace of US economic growth, and prevented an acceleration in the rate of inflation. In September, the Federal Reserve Board lowered the federal funds rate by one-quarter of one percent. With a warning that growing fear among investors and lenders was threatening the nation's economic expansion, the Fed unexpectedly cut interest rates again in October, the first time in four and a half years that the central bank had changed interest-rate policy outside one of its normally scheduled meetings. This unusual timing suggested that the Fed believed that the domestic economy is beginning to deteriorate as the worldwide financial crisis gains momentum, and that a credit shortage may be developing that could further curb growth. Fed officials have hinted that more interest-rate reductions will ensue if the global financial turmoil escalates. Declining US equity markets reflected these fears, as investors sold stocks in favor of the relative safety and quality of US Treasury bonds, which are often considered a haven from a volatile stock market.


Q. What market factors influenced Seligman Municipal Series Trust in the last 12 months?

A. Overall, Seligman Municipal Series Trust ended its fiscal year on a positive note. During the period, long-term municipal yields fluctuated within a narrow range, decreasing by almost one-half of a point. The declining interest-rate environment led to rising prices for the majority of holdings and competitive performance results for each Series' net asset value.

     However, the municipal market underperformed the US Treasury market during the 12-month period. The ongoing strength in the economy over the year caused the supply of Treasury bonds to shrink, as the federal government needed to borrow less after running its first budget surplus in 29 years. But, the solid economy and low interest rates caused the supply of

A TEAM APPROACH

Seligman Municipal Series Trust is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles is assisted in the management of the Trust by a group of seasoned professionals who are responsible for research and trading consistent with the Trust's investment objective.


[Photo]
Seligman Municipals Team: (from left) Audrey Kuchtyak, Theresa Barion, Debra McGuinness, (seated) Eileen Comerford, Thomas G. Moles
(Portfolio Manager)

Interview With Your Portfolio Manager,
Thomas G. Moles

     municipal bonds to grow. The net reduction in Treasury financing and the increasing municipal bond issuance was compounded by the increased investor demand for Treasuries. These factors caused the decline in Treasury yields to significantly outpace the drop in municipal yields. Because of these factors, long-term municipal bonds have not been as attractive, relative to long-term Treasuries, since 1986, when proposed tax legislation threatened the tax-exempt status of municipal securities.

Q.   What was your investment strategy?

A. Throughout the 12-month period, the long-term interest-rate outlook was positive, and Seligman Municipal Series Trust was positioned to benefit from the declining interest-rate environment. The Seligman Municipals Team engaged in duration-extension trades, selling shorter-term holdings and replacing them with long-term, current-coupon bonds. Current-coupon bonds have coupon rates that are at or near current market rates. Generally, when long-term bond yields decline, the prices appreciate more than those of shorter-term bonds.

     During the past 12 months, we also improved the call protection of the portfolios. As our bonds mature, older holdings approach their optional call dates (a callable bond can be redeemed by the issuer, prior to maturity, on specified dates and at predetermined prices). Declining interest rates increase the risk that these bonds will be called by the issuer. The lower interest-rate environment over the 12-month period prompted many municipal issuers to retire outstanding, higher-coupon debt. Additionally, as a direct result of the significant increase in refunding volume, many of the portfolio's holdings were advance-refunded, which had a positive impact on performance. In general, when a municipal bond is refunded, total return performance is improved, and the bond's rating is often upgraded.

Q.   What is your outlook?

A. Long-term municipal yields have fallen to levels not seen in many years. Municipal securities continue to offer a significant yield advantage compared to the after-tax returns of other fixed-income investments. Further, as the yield spread between municipal and Treasury bonds normalizes, municipal market performance should improve, relative to the Treasury market. Finally, the municipal market's record of safety and stability may become more appealing as volatility persists in the US equity markets. Consequently, we remain optimistic about the long-term prospects for the municipal bond market, and for Seligman Municipal Series Trust.

Performance Overview And Portfolo Summary

 The following charts compare a $10,000 hypothetical investment made in each Series of Seligman Municipal Series Trust Class A shares, with and without the initial 4.75% maximum sales charge, for the 10-year or since-inception (where applicable) periods ended September 30, 1998, to a $10,000 hypothetical investment made in the Lehman Brothers Municipal Bond Index (Lehman Index) for the same periods. The performance of each Series of Seligman Municipal Series Trust Class D shares is not shown in the charts but is included in the table below each chart. It is important to keep in mind that the Lehman Index does not include any fees or sales charges and does not reflect state-specific bond market performance. The table below each chart also includes relevant portfolio characteristics for each Series.

SELIGMAN CALIFORNIA MUNICIPAL HIGH-YIELD SERIES

    With Sales Charge    Without Sales Charge    Lehman Index
9/30/88       9,529                    10,000               10,000
12/31/88      9,847                    10,334               10,185
3/31/89       9,952                    10,444               10,252
6/30/89      10,414                    10,929               10,859
9/30/89      10,444                    10,961               10,867
12/31/89     10,760                    11,292               11,284
3/31/90      10,856                    11,393               11,335
6/30/90      11,090                    11,638               11,600
9/30/90      11,026                    11,571               11,607
12/31/90     11,406                    11,970               12,107
3/31/91      11,668                    12,245               12,381
6/30/91      11,920                    12,510               12,645
9/30/91      12,407                    13,021               13,136
12/31/91     12,602                    13,225               13,578
3/31/92      12,782                    13,414               13,619
6/30/92      13,241                    13,895               14,136
9/30/92      13,524                    14,192               14,511
12/31/92     13,803                    14,486               14,775
3/31/93      14,204                    14,906               15,323
6/30/93      14,614                    15,337               15,824
9/30/93      14,966                    15,706               16,359
12/31/93     15,171                    15,921               16,588
3/31/94      14,821                    15,554               15,677
6/30/94      14,905                    15,642               15,851
9/30/94      15,027                    15,770               15,959
12/31/94     14,747                    15,477               15,729
3/31/95      15,703                    16,479               16,841
6/30/95      16,004                    16,795               17,247
9/30/95      16,357                    17,166               17,744
12/31/95     16,894                    17,729               18,475
3/31/96      16,739                    17,566               18,251
6/30/96      16,971                    17,811               18,392
9/30/96      17,418                    18,279               18,815
12/31/96     17,827                    18,708               19,295
3/31/97      17,755                    18,633               19,250
6/30/97      18,361                    19,269               19,914
9/30/97      18,941                    19,878               20,516
12/31/97      19381                     20340                21072
3/31/98       19641                     20612                21314
6/30/98       19970                     20957                21638
9/30/98       20542                     21558                22302

The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results per Share

TOTAL RETURNS
For Periods Ended September 30, 1998

                                                                                     AVERAGE ANNUAL
                                                    -----------------------------------------------------------------------
                                                                                                                  CLASS D
                                                                                                                   SINCE
                                                SIX               ONE             FIVE             10            INCEPTION
                                               MONTHS*           YEAR             YEARS           YEARS           2/1/94
                                              ---------        ---------         ---------      --------       ------------
Class A**
With Sales Charge                              (0.35)%           3.30%            5.49%           7.46%             n/a
Without Sales Charge                            4.59             8.45             6.54            7.98              n/a
Class D**

With 1% CDSC                                    2.96             6.47               n/a           n/a               n/a
Without CDSC                                    3.96             7.47               n/a           n/a              5.48%
Lehman Index***                                 4.64             8.71             6.40            8.35             6.29++

NET ASSET VALUE                   DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                  For Periods Ended September 30, 1998

               9/30/98        3/31/98      9/30/97                            DIVIDENDS++    CAPITAL GAIN++    SEC YIELD+++
               -------       --------      -------                           -----------    --------------    ----------
Class A         $6.80          $6.66        $6.61               Class A        $0.320            $0.032          3.94%
Class D          6.80           6.67         6.61               Class D         0.260             0.032          3.25


HOLDINGS BY MARKET SECTOR0                                      MOODY'S/S&P RATINGS0
Revenue Bonds                          85%                      Aaa/AAA            14%          Baa/BBB            25%
General Obligation Bonds               15                       Aa/AA               6           Non-Rated           3
                                                                A/A                52
WEIGHTED AVERAGE MATURITY              22.0 years

------------
See footnotes on page 7.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN CALIFORNIA MUNICIPAL QUALITY SERIES

    With Sales Charge    Without Sales Charge    Lehman Index
9/30/88         9,530                  10,000               10,000
12/31/88        9,880                  10,367               10,185
3/31/89         9,948                  10,438               10,252
6/30/89        10,557                  11,077               10,859
9/30/89        10,470                  10,986               10,867
12/31/89       10,845                  11,379               11,284
3/31/90        10,832                  11,366               11,335
6/30/90        11,106                  11,653               11,600
9/30/90        10,912                  11,450               11,607
12/31/90       11,557                  12,126               12,107
3/31/91        11,751                  12,330               12,381
6/30/91        11,974                  12,564               12,645
9/30/91        12,478                  13,093               13,136
12/31/91       12,853                  13,487               13,578
3/31/92        12,833                  13,465               13,619
6/30/92        13,398                  14,058               14,136
9/30/92        13,670                  14,344               14,511
12/31/92       13,944                  14,632               14,775
3/31/93        14,608                  15,328               15,323
6/30/93        15,055                  15,797               15,824
9/30/93        15,573                  16,341               16,359
12/31/93       15,702                  16,476               16,588
3/31/94        14,662                  15,384               15,677
6/30/94        14,685                  15,409               15,851
9/30/94        14,723                  15,449               15,959
12/31/94       14,399                  15,109               15,729
3/31/95        15,691                  16,464               16,841
6/30/95        15,896                  16,679               17,247
9/30/95        16,320                  17,124               17,744
12/31/95       17,249                  18,099               18,475
3/31/96        16,886                  17,718               18,251
6/30/96        17,058                  17,899               18,392
9/30/96        17,463                  18,323               18,815
12/31/96       17,924                  18,807               19,295
3/31/97        17,802                  18,670               19,250
6/30/97        18,406                  19,313               19,914
9/30/97        19,013                  19,950               20,516
12/31/97        19501                   20462                21072
3/31/98         19675                   20645                21314
6/30/98         19997                   20982                21638
9/30/98         20661                   21679                22302

The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results per Share

TOTAL RETURNS
For Periods Ended September 30, 1998

                                                                                    AVERAGE ANNUAL
                                                    -----------------------------------------------------------------------
                                                                                                                  CLASS D
                                                                                                                   SINCE
                                                SIX               ONE             FIVE             10            INCEPTION
                                               MONTHS*           YEAR             YEARS           YEARS           2/1/94
                                              ---------        ---------         ---------      --------       ------------
Class A**
With Sales Charge                               0.03%            3.49%            4.80%           7.53%             n/a
Without Sales Charge                            5.01             8.67             5.82            8.04              n/a
Class D**
With 1% CDSC                                    3.54             6.71              n/a            n/a               n/a
Without CDSC                                    4.54             7.71              n/a            n/a              4.77%
Lehman Index***                                 4.64             8.71             6.40            8.35             6.29++

NET ASSET VALUE                                                 DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                For Periods Ended September 30, 1998
               9/30/98        3/31/98      9/30/97                            DIVIDENDS++    CAPITAL GAIN++    SEC YIELD+++
               -------       --------      -------                           -----------    --------------    ----------
Class A         $7.21          $7.03        $6.99               Class A        $0.334            $0.033          3.74%
Class D          7.19           7.01         6.97               Class D         0.270             0.033          3.06
HOLDINGS BY MARKET SECTOR0                                      MOODY'S/S&P RATINGS0
Revenue Bonds                          86%                      Aaa/AAA            71%
General Obligation Bonds               14                       Aa/AA              16
                                                                A/A                13
WEIGHTED AVERAGE MATURITY              21.6 years

----------
See footnotes on page 7.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN FLORIDA MUNICIPAL SERIES

    With Sales Charge    Without Sales Charge    Lehman Index
9/30/88         9,531                   10,000               10,000
12/31/88        9,926                   10,414               10,185
3/31/89         9,987                   10,478               10,252
6/30/89        10,735                   11,263               10,859
9/30/89        10,606                   11,128               10,867
12/31/89       11,053                   11,597               11,284
3/31/90        11,029                   11,571               11,335
6/30/90        11,317                   11,874               11,600
9/30/90        11,161                   11,710               11,607
12/31/90       11,766                   12,345               12,107
3/31/91        11,990                   12,579               12,381
6/30/91        12,236                   12,838               12,645
9/30/91        12,657                   13,279               13,136
12/31/91       13,015                   13,655               13,578
3/31/92        13,047                   13,689               13,619
6/30/92        13,562                   14,229               14,136
9/30/92        13,827                   14,507               14,511
12/31/92       14,196                   14,895               14,775
3/31/93        14,725                   15,449               15,323
6/30/93        15,363                   16,118               15,824
9/30/93        15,930                   16,713               16,359
12/31/93       16,116                   16,908               16,588
3/31/94        15,151                   15,896               15,677
6/30/94        15,269                   16,020               15,851
9/30/94        15,295                   16,047               15,959
12/31/94       15,226                   15,975               15,729
3/31/95        16,292                   17,093               16,841
6/30/95        16,550                   17,363               17,247
9/30/95        16,957                   17,791               17,744
12/31/95       17,765                   18,639               18,475
3/31/96        17,364                   18,218               18,251
6/30/96        17,493                   18,354               18,392
9/30/96        17,898                   18,778               18,815
12/31/96       18,256                   19,154               19,295
3/31/97        18,011                   18,897               19,250
6/30/97        18,719                   19,640               19,914
9/30/97        19,331                   20,282               20,516
12/31/97        19960                    20941                21072
3/31/98         20153                    21144                21314
6/30/98         20458                    21465                21638
9/30/98         21102                    22140                22302

The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results per Share

TOTAL RETURNS
For Periods Ended September 30, 1998

                                                                                     AVERAGE ANNUAL
                                                    -----------------------------------------------------------------------
                                                                                                                  CLASS D
                                                                                                                   SINCE
                                                SIX               ONE             FIVE             10            INCEPTION
                                               MONTHS*           YEAR             YEARS           YEARS           2/1/94
                                              ---------        ---------         ---------      --------       ------------
Class A**
With Sales Charge                              (0.22)%           3.97%            4.76%           7.75%             n/a
Without Sales Charge                            4.71             9.16             5.79            8.27              n/a
Class D**

With 1% CDSC                                    3.29             7.32               n/a           n/a               n/a
Without CDSC                                    4.29             8.32               n/a           n/a              4.90%
Lehman Index***                                 4.64             8.71             6.40            8.35             6.29++

NET ASSET VALUE                                                 DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                For Periods Ended September 30, 1998
               9/30/98        3/31/98      9/30/97                            DIVIDENDS++    CAPITAL GAIN++    SEC YIELD+++
               -------       --------      -------                           -----------    --------------    ----------
Class A         $8.07          $7.88        $7.80               Class A        $0.351            $0.072           3.74%
Class D          8.08           7.89         7.81               Class D         0.291             0.072           3.15

HOLDINGS BY MARKET SECTOR0                                      MOODY'S/S&P RATINGS0
Revenue Bonds                          87%                      Aaa/AAA            65%
General Obligation Bonds               13                       Aa/AA              28
                                                                A/A                 5
                                                                Baa/BBB             2
WEIGHTED AVERAGE MATURITY              24.6 years

-----------
See footnotes on page 7.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN NORTH CAROLINA MUNICIPAL SERIES

    With Sales Charge    Without Sales Charge    Lehman Index
8/27/90         9,520                   10,000               10,000
9/30/90         9,387                    9,860               10,006
12/31/90         9784                    10277                10437
3/31/91          9982                    10485                10673
6/30/91         10083                    10591                10900
9/30/91         10510                    11040                11325
12/31/91        10824                    11370                11705
3/31/92         10779                    11323                11740
6/30/92         11212                    11777                12186
9/30/92         11479                    12058                12509
12/31/92        11706                    12297                12737
3/31/93         12197                    12812                13209
6/30/93         12631                    13268                13641
9/30/93         13139                    13801                14102
12/31/93        13226                    13893                14300
3/31/94         12335                    12957                13515
6/30/94         12372                    12996                13665
9/30/94         12377                    13001                13768
12/31/94        12254                    12872                13560
3/31/95         13323                    13994                14518
6/30/95         13563                    14247                14868
9/30/95         13852                    14551                15296
12/31/95        14651                    15390                15927
3/31/96         14255                    14973                15734
6/30/96         14394                    15120                15855
9/30/96         14738                    15481                16220
12/31/96        15049                    15807                16633
3/31/97         14993                    15749                16595
6/30/97         15483                    16264                17168
9/30/97         15918                    16720                17686
12/31/97        16365                    17190                18165
3/31/98         16504                    17336                18374
6/30/98         16792                    17638                18653
9/30/98         17287                    18158                19226

The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results per Share

TOTAL RETURNS
For Periods Ended September 30, 1998

                                                                                     AVERAGE ANNUAL
                                                    -----------------------------------------------------------------------
                                                                                                 CLASS A          CLASS D
                                                                                                 SINCE            SINCE
                                                SIX               ONE             FIVE          INCEPTION        INCEPTION
                                               MONTHS*           YEAR             YEARS          8/27/90 00       2/1/94
                                              ---------        ---------         ---------     ------------     -----------
Class A**
With Sales Charge                              (0.19)%           3.46%            4.62%           6.99%             n/a
Without Sales Charge                            4.74             8.60             5.64            7.64              n/a
Class D**

With 1% CDSC                                    3.34             6.77               n/a           n/a               n/a
Without CDSC                                    4.34             7.77               n/a           n/a              4.83%
Lehman Index***                                 4.64             8.71             6.40            8.42+            6.29++

NET ASSET VALUE                                                 DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                For Periods Ended September 30, 1998
               9/30/98        3/31/98      9/30/97                            DIVIDENDS++    CAPITAL GAIN++    SEC YIELD+++
              ---------      --------      -------                          -------------  ----------------   -----------
Class A         $8.30          $8.10        $8.05               Class A        $0.358            $0.064           3.54%
Class D          8.30           8.10         8.05               Class D         0.295             0.064           2.97
HOLDINGS BY MARKET SECTOR0                                      MOODY'S/S&P RATINGS0
Revenue Bonds                          77%                      Aaa/AAA            45%
General Obligation Bonds               23                       Aa/AA              38
                                                                A/A                17
WEIGHTED AVERAGE MATURITY              20.0 years

-----------
   * Returns for periods of less than one year are not annualized.

  ** Return  figures  reflect  any change in price and assume all  distributions within the period are invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class D shares are calculated with and without the effect of the 1% contingent deferred sales charge ("CDSC"), charged on redemptions made within one year of the date of purchase. No adjustment was made to the performance of Class A shares for periods prior to commencement dates December 27, 1990, in the case of the Florida Series, and January 1, 1993, in the case of the California High-Yield and California Quality Series, for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets for each Series. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A portion of each Series' income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Past performance is not indicative of future investment results.

 *** The Lehman Index is an unmanaged index that does not include any fees or sales charges and does not reflect state-specific bond market performance. Investors cannot invest directly in an index.

   0 Percentages based on market values of long-term holdings at September 30, 1998.

  00 At its discretion, the Manager waived all or a portion of its fees and, in some cases, reimbursed certain expenses for the North Carolina Series. This has the effect of increasing the Series' average annual total returns for the since-inception period.

 ++ From 1/31/94.

  + From 8/31/90.

 ++ Represents  per share amount paid or declared  for the year ended  September
    30, 1998.

 +++ Current yield, representing the annualized yield for the 30-day period ended September 30, 1998, has been computed in accordance with SEC regulations and will vary.

Portfolio of Investments
September 30, 1998

CALIFORNIA HIGH-YIELD SERIES

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ------------------------------
  $2,500,000  Alameda, CA Certificates of Participation (City Hall Seismic
                  Upgrade Project), 6.20% due 5/1/2025...................................         NR/A         $  2,689,075
   1,000,000  California Department of Veterans' Affairs Rev. (Home Purchase),
                  5 1/2% due 12/1/2018*..................................................          Aa3/A+         1,036,250
   2,190,000  California Department of Water Resources Water System Rev.
                  Central Valley Project), 6% due 12/1/2020..............................         Aa2/AA          2,334,606
     500,000  California Educational Facilities Authority Rev. (Los Angeles College
                   of Chiropractic Medicine), 5.60% due 11/1/2017........................         Baa2/NR           525,270
   2,500,000  California Educational Facilities Authority Rev. (Loyola Marymount
                  University), 5 3/4% due 10/1/2024......................................           A1/NR         2,667,225
   2,500,000  California Health Facilities Financing Authority Rev. (Cedars-Sinai
                  Medical Center), 5 1/4% due 8/1/2027...................................         Aaa/AAA         2,560,025
   2,500,000  California Health Facilities Financing Authority Rev. (Kaiser Permanente),
                   5.40% due 5/1/2028....................................................           A3/A          2,580,350
   1,500,000  California Housing Finance Agency Home Mortgage Rev.,
                  6 3/8% due 8/1/2027*...................................................          Aa2/AA-        1,617,465
   2,500,000  California Housing Finance Agency (Single Family Mortgage),
                  5.40% due 8/1/2028*....................................................         Aaa/AAA         2,537,950
   2,500,000  California Pollution Control Financing Authority Rev.  (San Diego
                  Gas & Electric Co.), 5.85% due 6/1/2021*...............................           A1/A+         2,603,250
   1,750,000  California Pollution Control Financing Authority Rev. (Pacific Gas &
                  Electric Co.), 5 7/8% due 6/1/2023*....................................           A1/AA-        1,851,045
   1,000,000  California Pollution Control Financing Authority Rev. (Pacific Gas &
                  Electric Co.), 5.85% due 12/1/2023*....................................           A1/AA-        1,056,770
   2,000,000  California State GOs, 5 1/4% due 10/1/2019.................................            A1/A+        2,049,000
   2,500,000  Cupertino, CA Certificates of Participation (Capital Improvement Projects),
                  5 3/4% due 1/1/2016....................................................           A1/A+         2,632,300
   3,000,000  Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev.,
                  6% due 1/1/2034........................................................          Baa/BBB-       3,238,500
   1,300,000  Los Angeles, CA Wastewater System Rev., 7.10% due 6/1/2018.................           A1/A+         1,353,794
   1,000,000  Oxnard Union High School District, CA Certificates of Participation
                  (Union High School), 7.70% due 11/1/2019...............................           NR/NR         1,066,160
     675,000  Petaluma, CA Community Development Commission Tax Allocation Bonds
                  (Central Business District), 9.30% due 5/15/2010.......................         Baa1/NR           678,213
   2,030,000  Pleasanton, CA Joint Powers Financing Authority Reassessment Rev.,
                  6.15% due 9/2/2012.....................................................         Baa1/NR         2,198,632
   4,000,000  Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036...         Baa1/A          4,361,840

Portfolio of Investments
September 30, 1998

CALIFORNIA HIGH-YIELD SERIES (continued)

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ------------------------------
  $3,000,000  San Bernardino, CAJoint Powers Financing Authority (California Dept. of
                  Transportation Lease), 5 1/2% due 12/1/2020.............................       A/A           $3,129,210
   2,500,000  San Joaquin Hills, CA Transportation Corridor Agency Rev. (Orange County
                  Toll Road), 5 1/2% due 1/15/2028........................................     Baa3/BBB-        2,591,250
   3,000,000  San Joaquin Hills, CA Transportation Corridor Agency Rev. (Orange County
                  Senior Lien Toll Road), 6 3/4% due 1/1/2032.............................      Aaa/AAA         3,423,450
   2,500,000  Santa Barbara, CA Certificates of Participation, 5.70% due 3/1/2011.........        A1/A+         2,700,000
   1,000,000  Santa Clara, CA Improvement Bonds Project No. 186 (Santa Clara
                  Convention Center Complex), 7.10% due 9/2/2011..........................       NR/NR          1,036,590
   1,000,000  Southern California Public Power Authority Power Project Rev.
                  (Multiple Projects),  6% due 7/1/2018...................................        A/A           1,025,950
     730,000  Stanislaus, CA Waste-to-Energy Financing Agency Solid Waste Facility Rev.
                  (Ogden Martin System of Stanislaus, Inc. Project), 7 1/2% due 1/1/2005..      NR/BBB+           767,851
   1,180,000  Stanislaus, CA Waste-to-Energy Financing Agency Solid Waste Facility Rev.
                  (Ogden Martin System of Stanislaus, Inc. Project), 7 5/8% due 1/1/2010..      NR/BBB+         1,244,699
   2,500,000  Washington Township, CA Hospital District Hospital Healthcare System Rev.,
                  5 1/2% due 7/1/2018.....................................................       A2/NR          2,570,675
   2,230,000  West Covina, CA Certificates of Participation (Queen of the Valley Hospital),
                  6 1/2% due 8/15/2024....................................................       A2/NR          2,592,843
                                                                                                              -----------
TOTAL MUNICIPAL BONDS (Cost $57,975,717)-- 96.8%..........................................                     62,720,238

VARIABLE RATE DEMAND NOTES (Cost $1,300,000)-- 2.0%.......................................                      1,300,000
OTHER ASSETS LESS LIABILITIES-- 1.2%......................................................                        746,997
                                                                                                              -----------
NET ASSETS-- 100.0%.......................................................................                    $64,767,235
                                                                                                              ===========

CALIFORNIA QUALITY SERIES

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ------------------------------
  $3,000,000  California Department of Water Resources Water System Rev.
                  (Central Valley Project), 6.10% due 12/1/2029...........................       Aaa/AA           $3,479,790
   2,000,000  California Educational Facilities Authority Rev. (Stanford University),
                  6 3/4% due 1/1/2013.....................................................       Aaa/AAA           2,056,420
   1,650,000  California Educational Facilities Authority Rev. (University of Southern
                  California Project), 5.80% due 10/1/2015................................       Aa3/AA            1,770,780
   3,440,000  California Educational Facilities Authority Rev. (Pomona College),
                  6% due 2/15/2017........................................................       Aaa/AA+           3,712,930

Portfolios Of Investments
September 30, 1998

California Quality Series (continued)


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ------------------------------
  $4,500,000  California Educational Facilities Authority Rev. (California Institute
                  of Technology), 6% due 1/1/2021........................................      Aaa/AAA           $4,685,175
   2,000,000  California Educational Facilities Authority Rev. (Stanford University),
                  5.35% due 6/1/2027.....................................................      Aaa/AAA            2,081,020
   1,550,000  California Educational Facilities Authority Rev. (University of Southern
                  California Project), 5 1/8% due 10/1/2028..............................       Aa3/AA            1,566,244
   3,000,000  California Health Facilities Financing Authority Rev.  (Kaiser Permanente),
                  6 1/2% due 12/1/2020...................................................       A3/A              3,205,770
   2,000,000  California Health Facilities Financing Authority Rev. (Stanford Health Care),
                  5% due 11/15/2028......................................................      Aaa/AAA            2,001,680
       5,000  California Housing Finance Agency (Housing Revenue Insured Bonds),
                  8 3/4% due 8/1/2010....................................................      Aaa/AAA                5,193
     425,000  California Housing Finance Agency (Housing Revenue Insured Bonds),
                  8 5/8% due 8/1/2015....................................................      Aaa/AAA              447,461
   2,775,000  California Housing Finance Agency Home Mortgage Rev.,
                  6 3/4% due 2/1/2025*...................................................      Aa2/AA-            2,982,015
   4,000,000  California Pollution Control Financing Authority Rev. (Mobil Oil Corporation
                  Project), 5 1/2% due 12/1/2029*........................................      Aa2/AA             4,164,080
     910,000  California Public Capital Improvements Financing Authority
                  (Pooled Projects),  8.10% due 3/1/2018.................................      Aaa/AAA              931,640
   3,000,000  California Public Works Board Lease Rev. (Correctional Facilities
                  Improvements), 5 3/4% due 9/1/2021.....................................        A/A              3,192,810
   3,000,000  California State GOs, 5% due 10/1/2023.....................................       A1/A+             3,010,080
   2,500,000  California Statewide Communities Development Authority Certificates of
                  Participation (Citrus Valley Health Partners, Inc.), 5 1/8% due 4/1/2023     Aaa/AAA            2,538,025
   3,000,000  California Statewide Communities Development Authority Certificates of
                  Participation (The Trustees of the J. Paul Getty Trust), 5% due 10/1/2023    Aaa/AAA            3,009,810
   4,500,000  Contra Costa, CA Water District Rev., 5% due 10/1/2024.....................      Aaa/AAA            4,523,580
   3,500,000  East Bay, CA Municipal Utility District Water System Rev., 5% due 6/1/2026       Aaa/AAA            3,521,105
   2,500,000  Eastern Municipal Water District Riverside County, CA Water and Sewer Rev.,
                  6 3/4% due 7/1/2012....................................................      Aaa/AAA            3,127,750
   3,000,000  Fresno, CA Sewer System Rev., 5 1/4% due 9/1/2019..........................      Aaa/AAA            3,222,270
   2,000,000  Marin, CA Municipal Water District Water Rev., 5.65% due 7/1/2023..........       A1/AA             2,103,960
   1,000,000  Metropolitan Water District of Southern California Waterworks GOs,
                  5 3/4% due 3/1/2014....................................................      Aaa/AAA            1,020,710
   2,000,000  Metropolitan Water District of Southern California Waterworks GOs,
                  4 3/4% due 3/1/2037....................................................      Aaa/AAA            1,948,240

Portfolios Of Investments
September 30, 1998

California Quality Series (continued)

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ------------------------------
  $3,500,000  Northern California Power Agency Public Power Rev. (Combustion
                  Turbine Project A-1), 6% due 8/15/2010.................................    Aaa/AAA           $3,575,425
   4,500,000  Orange County, CA Local Transportation Authority (Measure M Sales
                  Tax Rev.), 6% due 2/15/2009............................................    Aaa/AAA            5,208,165
   2,500,000  Rancho, CA Water District Financing Authority Rev., 5.90% due 11/1/2015....    Aaa/AAA            2,782,250
   4,000,000  Regents of the University of California Rev. (Multiple Purpose Projects),
                  5 3/8% due 9/1/2024....................................................    Aaa/AAA            4,203,240
   4,250,000  San Francisco Bay Area Rapid Transit District, CA (Sales Tax Rev.),
                  5% due 7/1/2028........................................................    Aaa/AAA            4,279,750
   3,000,000  San Francisco, CA City and County Airports Commission Rev.
                  (International Airport), 6.60% due 5/1/2024*...........................    Aaa/AAA            3,375,420
                                                                                                              -----------
TOTAL MUNICIPAL BONDS (Cost $81,151,221)-- 97.7%.........................................                      87,732,788
VARIABLE RATE DEMAND NOTES (Cost $1,000,000)-- 1.1%......................................                       1,000,000
OTHER ASSETS LESS LIABILITIES-- 1.2%.....................................................                       1,091,154
                                                                                                              -----------
NET ASSETS--100.0%.......................................................................                     $89,823,942
                                                                                                              ===========

FLORIDA SERIES

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ------------------------------
  $1,000,000  Broward County, FL Water & Sewer Utility Rev., 5% due 10/1/2018.............    Aaa/AAA           $ 1,003,510
   1,000,000  Cape Canaveral, FL Hospital District Rev., 5 1/4% due 1/1/2028..............     NR/BBB               998,430
   2,000,000  Collier County, FL Water & Sewer Rev., 5 1/4% due 7/1/2021..................    Aaa/AAA             2,044,280
   1,000,000  Dade County, FL Aviation Rev., 6 1/8% due 10/1/2020*........................    Aaa/AAA             1,101,630
   2,000,000  Dade County, FL Public Improvement GOs, 5 3/4% due 10/1/2016................    Aaa/AAA             2,184,680
   2,000,000  Dade County, FL Water & Sewer System Rev., 5 3/4% due 10/1/2022.............    Aaa/AAA             2,182,080
     945,000  Florida Housing Finance Agency Rev. (General Mortgage),
                  6.35% due 6/1/2014......................................................     NR/AAA             1,012,180
     705,000  Florida Housing Finance Agency Rev. (Single Family Mortgage),
                  6.55% due 7/1/2014*.....................................................    Aaa/AAA               760,300
   1,925,000  Florida Housing Finance Agency Rev. (Homeowner Mortgage),
                  6.20% due 7/1/2027*.....................................................     Aa3/AA             2,053,128
   2,500,000  Florida Ports Financing Commission Rev. (State Transportation Trust Fund),
                  5 3/4% due 6/1/2027*....................................................    Aaa/AAA             2,584,975
   2,000,000  Florida State Department of Transportation GOs (Right of Way),
                  5.80% due 7/1/2021......................................................    Aa2/AA+             2,165,820
   2,500,000  Florida State Turnpike Authority Rev., 5 5/8% due 7/1/2025..................    Aaa/AAA             2,661,975
   2,000,000  Greater Orlando Aviation Authority, FL Airport Facilities Rev.,
                  5 3/4% due 10/1/2023*...................................................    Aaa/AAA             2,041,920

-----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios Of Investments
September 30, 1998

Florida Series (continued)

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ------------------------------
  $2,500,000  Hillsborough County, FL Aviation Authority Rev. (Tampa International
                  Airport), 5 3/8% due 10/1/2023*...........................................  Aaa/AAA          $ 2,556,300
   1,500,000  Jacksonville Electric Authority, FL Rev. (St. John's River Power Park System),
                  5 3/8% due 10/1/2016......................................................   Aa2/AA            1,578,885
   2,000,000  Jacksonville Electric Authority, FL Rev. (Water & Sewer System),
                  5 5/8% due 10/1/2037......................................................   Aa3/AA-           2,093,820
   2,000,000  Jacksonville, FL Sewage & Solid Waste Disposal Facilities Rev.
                  (Anheuser-Busch Project), 5 7/8% due 2/1/2036*............................    A1/A+            2,161,040
   2,000,000  Jacksonville Health Facilities Authority, FL Hospital Rev. (Charity Obligated
                  Group--Baptist/St. Vincent's Health System Inc.), 5 1/4% due 8/15/2027....   Aa2/AA+           2,041,440
   1,000,000  Kissimmee Utility Authority, FL Electric System Improvement Rev.,
                  5 1/4% due 10/1/2018......................................................   Aaa/AAA           1,022,910
   1,000,000  Lee County, FL Transportation Facilities Rev., 6% due 10/1/2015...............   Aaa/AAA           1,110,280
   1,000,000  Osceola County, FL Transportation Rev. (Osceola Parkway Project),
                  6.10% due 4/1/2017........................................................   Aaa/AAA           1,085,070
   1,200,000  Palm Beach County, FL Criminal Justice Facilities Rev., 7 1/4% due 6/1/2011...   Aaa/AAA           1,293,840
   2,000,000  Polk County, FL Industrial Development Authority Solid Waste Disposal
                  Facilities Rev. (Tampa Electric Company Project), 5.85% due 12/1/2030*....    Aa2/AA           2,173,220
   2,000,000  Reedy Creek Improvement District, FL Utilities Rev., 5 1/8% due 10/1/2019.....   Aaa/AAA           2,027,340
   1,250,000  Volusia County, FL Educational Facilities Authority Rev. (Embry-Riddle
                  Aeronautical University Project), 6 5/8% due 10/15/2022...................    NR/AAA           1,382,213
                                                                                                               -----------
TOTAL MUNICIPAL BONDS (Cost $40,110,884)-- 97.6%............................................                    43,321,266
VARIABLE RATE DEMAND NOTES (Cost $200,000)-- 0.5%...........................................                       200,000
OTHER ASSETS LESS LIABILITIES-- 1.9%........................................................                       882,398
                                                                                                               -----------
NET ASSETS-- 100.0%.........................................................................                   $44,403,664
                                                                                                               -----------


NORTH CAROLINA SERIES

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ------------------------------
  $1,250,000  Appalachian State University, NC Housing & Student 1/2er System Rev.,
                  5 5/8% due 7/15/2015.....................................................   Aaa/AAA            $1,329,563
   1,250,000  Asheville, NC Water System Rev., 5.70% due 8/1/2025..........................   Aaa/AAA             1,364,987
   2,000,000  Charlotte-Mecklenberg Hospital Authority, NC Health Care System Rev.,
                  5 3/4% due 1/15/2021.....................................................    Aa3/AA             2,164,480
   1,000,000  Charlotte, NC Certificates of Participation (Charlotte-Mecklenburg Law
                  Enforcement 1/2er Project), 5 3/8% due 6/1/2013..........................    Aa1/AA             1,048,690
   2,000,000  Charlotte, NC Water & Sewer GOs, 5.90% due 2/1/2017..........................   Aaa/AAA             2,228,580
   1,000,000  Concord, NC Utilities System Rev., 5% due 12/1/2022..........................   Aaa/AAA             1,003,550

-----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

Portfolios Of Investments
September 30, 1998

North Carolina Series (continued)

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ------------------------------
  $1,500,000  Fayetteville, NC Public Works Commission Rev., 5 1/8% due 3/1/2024..........    Aaa/AAA          $ 1,518,675
   2,500,000  Martin County Industrial Facilities and Pollution Control Financing
                  Authority, NC Solid Waste Disposal Rev. (Weyerhaeuser Company
                  Project), 6% due 11/1/2025*.............................................     A2/A              2,665,600
     500,000  North Carolina Educational Facilities Financing Authority Rev. (Duke
                  University Project), 6 3/4% due 10/1/2021...............................    Aa1/AA+              547,270
     600,000  North Carolina Housing Finance Agency Rev. (Multi-Family),
                  5.80% due 7/1/2014......................................................    Aa2/AA               625,452
   1,455,000  North Carolina Housing Finance Agency Rev. (Single Family),
                  6 1/2% due 3/1/2018.....................................................    Aa2/AA             1,568,883
     250,000  North Carolina Housing Finance Agency Rev. (Multi-Family),
                  5.90% due 7/1/2026......................................................    Aa2/AA               260,163
   1,000,000  North Carolina Medical Care Commission Hospital Rev. (Memorial
                  Mission Hospital Project), 6% due 10/1/2022.............................   Aaa/AAA             1,086,100
   2,000,000  North Carolina Medical Care Commission Hospital Rev. (Presbyterian
                  Health Services Corp. Project), 6% due 10/1/2024........................    Aa3/AA             2,199,120
   1,500,000  North Carolina Medical Care Commission Hospital Rev. (First Health
                  of the Carolinas Project), 5% due 10/1/2028.............................    Aa3/AA-            1,486,185
   1,500,000  North Carolina Medical Care Commission Hospital Rev. (Gaston Health
                  Care), 5% due 2/15/2029.................................................     A1/A+             1,467,795
   1,500,000  North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,
                  5 3/4% due 1/1/2015.....................................................   Aaa/AAA             1,566,420
   3,000,000  North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,
                  5% due 1/1/2020.........................................................   Aaa/AAA             3,062,250
   1,000,000  Orange, NC Water & Sewer Authority Rev., 5.20% due 7/1/2016.................    Aa2/AA             1,025,080
   1,500,000  University of North Carolina Charlotte Rev. (Student Activity Center),
                  5 1/2% due 6/1/2021.....................................................   Aaa/AAA             1,590,015
     500,000  University of North Carolina Hospitals at Chapel Hill Rev.,
                  6 3/8% due 2/15/2017....................................................    Aa3/AA               547,365
   1,000,000  University of North Carolina Hospitals at Chapel Hill Rev.,
                  5 1/4% due 2/15/2026....................................................    Aa3/AA             1,021,470
   1,550,000  Wake County Industrial Facilities & Pollution Control Financing Authority,
                  NC (Carolina Power & Light), 6.90% due 4/1/2009.........................     A2/A              1,641,558
                                                                                                               -----------
TOTAL MUNICIPAL BONDS (Cost $30,569,108)-- 97.6%..........................................                      33,019,251
VARIABLE RATE DEMAND NOTES (Cost $200,000)-- 0.6%.........................................                         200,000
OTHER ASSETS LESS LIABILITIES-- 1.8%......................................................                         594,889
                                                                                                               -----------
NET ASSETS--100.0%........................................................................                     $33,814,140
                                                                                                               ===========

-----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 1998

                                                  CALIFORNIA          CALIFORNIA                                 NORTH
                                                  HIGH-YIELD            QUALITY              FLORIDA           CAROLINA
                                                    SERIES              SERIES               SERIES             SERIES
                                                --------------      --------------       --------------     --------------
ASSETS:
Investments, at value (see Portfolios of Investments):
   Long-term holdings.......................     $ 62,720,238         $87,732,788          $43,321,266        $33,019,251
   Short-term holdings......................        1,300,000           1,000,000              200,000            200,000
                                               --------------       -------------      ---------------     --------------
                                                   64,020,238          88,732,788           43,521,266         33,219,251
Cash........................................           78,933             147,638              108,980            124,263
Interest receivable.........................          948,192           1,385,934              880,740            527,791
Receivable for Shares of Beneficial
   Interest sold...........................            14,911               8,000                   --             57,677
Expenses prepaid to shareholder
   service agent...........................             7,859              10,610                5,502              4,716
Receivable for securities sold.............                --                  --               56,164                 --
Other......................................               854               1,195                  600                455
                                               --------------       -------------     ---------------     --------------
Total Assets...............................        65,070,987          90,286,165           44,573,252         33,934,153
                                               --------------       -------------      ---------------     --------------

LIABILITIES:
Dividends payable..........................           106,692             145,863               67,338             50,927
Payable for Shares of Beneficial Interest
   repurchased.............................            95,451             201,668               20,751              3,929
Accrued expenses, taxes, and other.........           101,609             114,692               81,499             65,157
                                               --------------       -------------      ---------------     --------------
Total Liabilities..........................           303,752             462,223              169,588            120,013
                                               --------------       -------------      ---------------     --------------
Net Assets.................................       $64,767,235         $89,823,942          $44,403,664        $33,814,140
                                               ==============       =============      ===============     ==============

COMPOSITION OF NET ASSETS:
Shares of Beneficial Interest, at par:
   Class A.................................            $8,590             $12,142               $5,265             $3,898
   Class D.................................               940                 320                  240                176
Additional paid-in capital.................        59,851,434          80,749,934           40,905,706         30,894,019
Undistributed net realized gain............           161,750           2,479,979              282,071            465,904
Net unrealized appreciation
   of investments..........................         4,744,521           6,581,567            3,210,382          2,450,143
                                              ---------------      ---------------     ---------------     --------------
Net Assets.................................       $64,767,235         $89,823,942          $44,403,664        $33,814,140
                                               ==============       ==============     ===============     ==============

NET ASSETS:
   Class A.................................       $58,373,945         $87,522,215          $42,464,187        $32,357,996
   Class D.................................        $6,393,290          $2,301,727           $1,939,477         $1,456,144

SHARES OF BENEFICIAL INTEREST  OUTSTANDING
(Unlimited shares
authorized;
   $.001 par value):
   Class A.................................         8,590,229          12,142,358            5,264,850          3,898,437
   Class D.................................           939,805             320,032              239,980            175,528

NET ASSET VALUE PER SHARE:
Class A....................................             $6.80               $7.21                $8.07              $8.30
Class D....................................             $6.80               $7.19                $8.08              $8.30

See Notes to Financial Statements.

Statements of Operations
For the Year Ended September 30, 1998

                                                   CALIFORNIA           CALIFORNIA                                NORTH
                                                   HIGH-YIELD             QUALITY             FLORIDA           CAROLINA
                                                     SERIES               SERIES              SERIES             SERIES
                                                  -------------        -------------       -------------      -------------
INVESTMENT INCOME:
Interest .....................................     $3,410,721           $4,889,687          $2,413,006         $1,840,082
                                                 -------------       -------------       -------------      -------------
EXPENSES:

Management fees...............................        303,287              442,776             220,971            168,365
Distribution and service fees.................        101,325               98,913             117,664             88,259
Shareholder account services..................         73,376               99,589              55,717             45,469
Auditing and legal fees.......................         23,133               23,133              26,192             26,546
Shareholder reports and communications........         12,357               14,417              10,062             11,568
Custody and related services..................         11,580                7,074              10,386              7,084
Registration..................................          8,335                6,038               9,700             10,550
Trustees' fees and expenses...................          3,695                4,267               4,591              4,711
Miscellaneous.................................          4,400                5,356               3,074              2,718
                                                 ------------        -------------       -------------      -------------
Total Expenses................................        541,488              701,563             458,357            365,270
                                                 ------------        -------------       -------------      -------------
Net Investment Income.........................      2,869,233            4,188,124           1,954,649          1,474,812
                                                 ------------        -------------       -------------      -------------

NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS:

Net realized gain on investments..............        315,617            2,703,169             283,504            471,836
Net change in unrealized appreciation
  of investments..............................      1,697,381              429,796           1,624,389            828,922
                                                 ------------        -------------       -------------      -------------
Net Gain on Investments ......................      2,012,998            3,132,965           1,907,893          1,300,758
                                                 ------------        -------------       -------------      -------------
Increase in Net Assets from Operations........     $4,882,231           $7,321,089          $3,862,542         $2,775,570
                                                 ============        =============       =============      =============

------------------
See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                   CALIFORNIA HIGH-YIELD SERIES               CALIFORNIA QUALITY SERIES
                                                 ------------------------------------------------------------------------------
                                                     YEAR ENDED SEPTEMBER 30,                 YEAR ENDED SEPTEMBER 30,
                                                 ------------------------------------------------------------------------------
                                                    1998                   1997               1998                1997
                                                 --------------     --------------        --------------    --------------
OPERATIONS:
Net investment income.................          $  2,869,233          $  2,784,733        $  4,188,124        $  4,596,455
Net realized gain on investments......               315,617               211,592           2,703,169             427,389
Net change in unrealized appreciation
   of investments.....................             1,697,381             1,476,067             429,796           2,834,368
                                               -------------        --------------      --------------      --------------
Increase in Net Assets from Operations             4,882,231             4,472,392           7,321,089           7,858,212
                                               -------------        --------------      --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A............................            (2,672,172)           (2,682,769)         (4,112,546)         (4,533,073)
   Class D............................              (197,061)             (101,964)            (75,578)            (63,382)
Net realized gain on investments:
   Class A............................              (255,159)             (722,261)           (410,719)            (27,957)
   Class D............................               (16,987)              (27,209)             (9,630)               (454)
                                               --------------       --------------      --------------      --------------
Decrease in Net Assets
   from Distributions.................            (3,141,379)           (3,534,203)         (4,608,473)         (4,624,866)
                                               --------------       --------------      --------------      --------------

TRANSACTIONS IN SHARES OF
   BENEFICIAL INTEREST:
Net proceeds from sale of shares:
   Class A............................             8,495,720             7,351,517           2,910,248           1,481,687
   Class D............................             3,342,099             1,513,626             510,845             575,550
Shares issued in payment of dividends:
   Class A............................             1,407,211             1,412,142           2,074,707           2,257,452
   Class D............................               148,218                70,066              39,918              33,256
Exchanged from associated Funds:
   Class A............................             2,763,236             1,772,009           9,378,739          19,333,888
   Class D............................               549,807               502,224           2,156,556           5,312,748
Shares issued in payment of gain distributions:
   Class A............................               174,948               483,204             249,515              16,799
   Class D............................                13,631                22,161               5,556                 228
                                               -------------        --------------      --------------      --------------
Total.................................            16,894,870            13,126,949          17,326,084          29,011,608
                                               -------------        --------------      --------------      --------------
Cost of shares repurchased:
   Class A............................            (8,007,292)           (7,355,541)         (9,140,974)        (13,851,584)
   Class D............................              (528,543)             (640,001)           (568,085)           (280,678)
Exchanged into associated Funds:
   Class A............................              (937,063)           (1,923,514)         (7,593,529)        (20,972,562)
   Class D............................              (598,369)             (126,577)         (1,581,236)         (5,676,629)
                                               --------------       --------------      --------------      --------------
Total.................................           (10,071,267)          (10,045,633)        (18,883,824)        (40,781,453)
                                               --------------       --------------      --------------      --------------
Increase (Decrease) in Net Assets
   from Transactions in Shares
   of Beneficial Interest.............             6,823,603             3,081,316          (1,557,740)        (11,769,845)
                                                ------------        --------------      --------------      --------------
Increase (Decrease) in Net Assets.....             8,564,455             4,019,505           1,154,876          (8,536,499)

NET ASSETS:
Beginning of year.....................            56,202,780            52,183,275          88,669,066          97,205,565
                                               -------------        --------------      --------------      --------------
End of Year...........................           $64,767,235           $56,202,780         $89,823,942         $88,669,066
                                               =============        ==============      ==============      ==============

------------------
See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                          FLORIDA SERIES                         NORTH CAROLINA SERIES
                                                 ---------------------------------------  --------------------------------------
                                                     YEAR ENDED SEPTEMBER 30,                  YEAR ENDED SEPTEMBER 30,
                                                 ---------------------------------------  --------------------------------------
                                                    1998                  1997                1998                1997
                                                 --------------     --------------        --------------    --------------
OPERATIONS:
Net investment income.......................     $ 1,954,649           $ 2,131,967         $ 1,474,812         $ 1,638,605
Net realized gain on investments............         283,504               402,363             471,836             264,968
Net change in unrealized appreciation
  of investments............................       1,624,389               899,645             828,922             797,213
                                               -------------        --------------      --------------      --------------
Increase in Net Assets from Operations......       3,862,542             3,433,975           2,775,570           2,700,786
                                               -------------        --------------      --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A..................................      (1,887,251)           (2,069,071)         (1,428,764)         (1,591,157)
   Class D..................................         (67,398)              (62,896)            (46,048)            (47,448)
Net realized gain on investments:
   Class A..................................        (385,124)             (611,829)           (259,010)           (145,565)
   Class D..................................         (16,296)              (20,485)             (9,526)             (4,714)
                                               -------------        --------------      --------------      --------------
Decrease in Net Assets
   from Distributions.......................      (2,356,069)           (2,764,281)         (1,743,348)         (1,788,884)
                                               -------------       --------------      --------------      --------------
TRANSACTIONS IN SHARES OF
   BENEFICIAL INTEREST:
Net proceeds from sale of shares:
   Class A..................................       1,820,657             2,176,497           1,639,241           1,480,472
   Class D..................................         549,732               211,049             321,482             124,216
Shares issued in payment of dividends:
   Class A..................................         735,335               808,742             749,183             832,006
   Class D..................................          43,291                43,942              32,807              35,063
Exchanged from associated Funds:
   Class A..................................       1,868,336             1,901,127             551,292             622,587
   Class D..................................         247,755               437,446             100,077                  --
Shares issued in payment of gain distributions:
   Class A..................................         224,788               344,983             192,301             106,938
   Class D..................................          12,044                15,286               8,729               4,313
                                               -------------        --------------      --------------      --------------
Total.......................................       5,501,938             5,939,072           3,595,112           3,205,595
                                               -------------        --------------      --------------      --------------
Cost of shares repurchased:
   Class A..................................      (3,801,719)           (7,587,878)         (3,903,375)         (6,362,439)
   Class D..................................        (441,648)             (295,456)           (260,357)           (208,812)
Exchanged into associated Funds:
   Class A..................................      (1,850,538)           (1,470,687)           (545,626)           (808,253)
   Class D..................................        (213,070)              (29,736)             (4,500)             (3,500)
                                               -------------        --------------      --------------      --------------
Total.......................................      (6,306,975)           (9,383,757)         (4,713,858)         (7,383,004)
                                               -------------        --------------      --------------      --------------
Decrease in Net Assets
  from Transactions in Shares
  of Beneficial Interest....................        (805,037)           (3,444,685)         (1,118,746)         (4,177,409)
                                               -------------        --------------      --------------      --------------
Increase (Decrease) in Net Assets...........         701,436            (2,774,991)            (86,524)         (3,265,507)

NET ASSETS:
Beginning of year...........................      43,702,228            46,477,219          33,900,664          37,166,171
                                               -------------        --------------      --------------      --------------
End of Year.................................     $44,403,664           $43,702,228         $33,814,140         $33,900,664
                                               =============        ==============      ==============      ==============

------------------
See Notes to Financial Statements.

Notes to Financial Statements

1. Multiple Classes of Shares -- Seligman Municipal Series Trust (the "Trust") consists of four separate series: the "California High-Yield Series," the "California Quality Series," the "Florida Series," and the "North Carolina Series." Each Series of the Trust offers two classes of shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a con tin gent deferred sales charge ("CDSC") of 1% on redemp tions within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC of 1% imposed on redemptions made within one year of purchase. The two classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. Significant Accounting Policies -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

a. Security Valuation -- All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Trustees.
    Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b. Federal Taxes -- There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c. Security Transactions and Related Investment Income -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Trust amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

d. Multiple Class Allocations -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 1998, distribution and service fees were the only class-specific expenses.

e. Distributions to Shareholders -- Dividends are declared daily and paid monthly. Other distributions paid by the Trust are recorded on the ex-dividend date. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of any series of the Trust.

3. Purchases and Sales of Securities -- Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1998, were as follows:

   SERIES                  PURCHASES             SALES
----------               ------------          -----------
California High-Yield    $13,851,880           $ 6,254,740
California Quality        26,703,196            29,319,797
Florida                    2,913,810             4,572,460
North Carolina             6,793,035             8,043,512

At September 30, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation of portfolio securities was as follows:

                                   TOTAL
                                UNREALIZED
  SERIES                       APPRECIATION
----------                     ------------
California High-Yield           $4,744,521
California Quality               6,581,567
Florida                          3,210,382
North Carolina                   2,450,143

4. Management Fee, Distribution Services, and Other Transactions -- J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Trust and provides the necessary personnel and facilities. Compensation of all officers of the Trust, all trustees of the Trust who are employees or consultants of the Manager, and all personnel of the Trust and the Manager is paid by the Manager. The Manager's fee is calculated daily and payable monthly, equal to 0.50% per annum of each Series' average daily net assets.

Notes to Financial Statements

    Seligman Advisors, Inc. (the "Distributor") (formerly Seligman Financial Services, Inc.), agent for the distribution of each Series' shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sales of Class A shares:

                          DISTRIBUTOR            DEALER
   SERIES                 CONCESSIONS          COMMISSIONS
  ---------               ------------         ------------
California High-Yield      $17,349              $120,571
California Quality          11,984                87,663
Florida                      8,741                60,667
North Carolina               6,114                43,938

    The Trust has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Trust pursuant to the Plan. For the year ended September 30, 1998, for the California High-Yield, California Quality, Florida, and North Carolina Series, fees incurred under the Plan aggregated $50,741, $79,348, $99,371, and $75,601, respectively, or 0.09%, 0.09%, 0.23%, and 0.23%, respectively, per annum of average daily net assets.

    Under the Plan, with respect to Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Trust to the Distributor pursuant to the Plan. For the year ended September 30, 1998, fees incurred under the Plan amounted to $50,584, $19,565, $18,293, and $12,658, respectively, or 1% per annum of the  average  daily  net  assets  of Class D shares  of the  California
High-Yield,   California   Quality,   Florida,   and  North   Carolina   Series,
respectively.

    The Distributor is entitled to retain any CDSC imposed on redemptions of Class D shares occurring within one year of purchase and on certain redemptions of Class A shares occurring within 18 months of purchase. For the year ended September 30, 1998, such charges amounted to $6,508 for the California High-Yield Series, $939 for the California Quality Series, $277 for the Florida Series, and $79 for the North Carolina Series.

    Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Trust shares, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 1998, Seligman Services, Inc. received commissions from the sale of shares of each Series, and distribution and service fees, pursuant to the Plan, as follows:

                                           DISTRIBUTION AND
   SERIES                COMMISSIONS         SERVICE FEES
 ----------             ------------         ------------
California High-Yield     $1,887                $1,597
California Quality         1,346                 2,602
Florida                    2,125                 4,566
North Carolina               975                 2,401

    Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

  SERIES
 ---------
California High-Yield          $73,376
California Quality              99,589
Florida                         55,717
North Carolina                  45,469

    Certain officers and trustees of the Trust are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

    The Trust has a compensation agreement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Trust or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and earnings accrued thereon is included in trustees' fees and expenses, and the accumulated balances thereof at September 30, 1998, are included in other liabilities as follows:

SERIES
----------
California High-Yield          $24,628
California Quality              24,708
Florida                         12,468
North Carolina                   9,216

5. Committed Line of Credit -- Effective July 1, 1998, the Trust entered into a joint $800 million committed line of credit that is shared by substantially all funds in the Seligman Group of Investment Companies. Each Series' borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50% on an overnight basis. Each Series incurs a commitment fee of 0.08% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires one year from the date of the agreement but is renewable with the consent of the participating banks. To date, the Trust has not borrowed from the credit facility.

Notes to Financial Statements

6. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows:

                                                            CALIFORNIA HIGH-YIELD                    CALIFORNIA QUALITY
                                                                   SERIES                                  SERIES
                                                         --------------------------------         --------------------------------
                                                           YEAR ENDED SEPTEMBER 30,                   YEAR ENDED SEPTEMBER 30,
                                                         --------------------------------         --------------------------------
                                                            1998             1997                    1998            1997
                                                        -------------    ------------           --------------   -------------
Sales of shares:
   Class A.....................................           1,277,052       1,136,556                  412,540        217,315
   Class D.....................................             499,452         232,749                   72,661         83,522
Shares issued in payment of dividends:
   Class A.....................................             211,143         217,868                  294,684        329,886
   Class D.....................................              22,196          10,791                    5,681          4,867
Exchanged from associated Funds:
   Class A.....................................             413,298         272,963                1,335,307      2,835,364
   Class D.....................................              82,354          77,936                  307,189        781,157
Shares issued in payment of gain distributions:
   Class A.....................................              26,588          74,799                   35,850          2,456
   Class D.....................................               2,068           3,425                      799             33
                                                         ----------     -----------              -----------     ----------
Total..........................................           2,534,151       2,027,087                2,464,711      4,254,600
                                                         ----------     -----------              -----------     ----------
Shares repurchased:
   Class A.....................................          (1,201,761)     (1,136,607)              (1,299,234)    (2,029,814)
   Class D.....................................             (79,088)        (98,590)                 (80,796)       (41,403)
Exchanged into associated Funds:
   Class A.....................................            (140,692)       (296,127)              (1,081,747)    (3,068,740)
   Class D.....................................             (89,085)        (19,383)                (225,899)      (832,015)
                                                         ----------     -----------              -----------     ----------
Total..........................................          (1,510,626)     (1,550,707)              (2,687,676)    (5,971,972)
                                                         ----------     -----------              -----------     ----------
Increase (decrease) in shares..................           1,023,525         476,380                 (222,965)    (1,717,372)
                                                         ==========     ===========              ===========     ==========

                                                                                                        NORTH CAROLINA
                                                                FLORIDA SERIES                             SERIES
                                                         --------------------------------         --------------------------------
                                                           YEAR ENDED SEPTEMBER 30,                   YEAR ENDED SEPTEMBER 30,
                                                         --------------------------------         --------------------------------
                                                            1998             1997                    1998            1997
                                                        -------------    ------------           --------------   -------------
Sales of shares:
   Class A.......................................           231,028         284,403                  202,159        187,120
   Class D.......................................            69,634          27,585                   39,497         15,728
Shares issued in payment of dividends:
   Class A.......................................            93,274         105,889                   92,259        105,249
   Class D.......................................             5,481           5,743                    4,042          4,436
Exchanged from associated Funds:
   Class A.......................................           237,657         250,599                   67,414         78,277
   Class D.......................................            31,343          56,686                   12,161             --
Shares issued in payment of gain distributions:
   Class A.......................................            29,005          45,096                   24,008         13,554
   Class D.......................................             1,550           1,996                    1,091            547
                                                         ----------     -----------              -----------    -----------
Total............................................           698,972         777,997                  442,631        404,911
                                                         ----------     -----------              -----------    -----------
Shares repurchased:
   Class A.......................................          (482,133)       (995,384)                (480,689)      (805,592)
   Class D.......................................           (55,774)        (39,429)                 (31,930)       (26,320)
Exchanged into associated Funds:
   Class A.......................................          (234,463)       (193,665)                 (67,042)      (102,260)
   Class D.......................................           (27,097)         (3,903)                    (560)          (445)
                                                         ----------     -----------              -----------    -----------
Total............................................          (799,467)     (1,232,381)                (580,221)      (934,617)
                                                         ----------     -----------              -----------    -----------
Decrease in shares...............................          (100,495)       (454,384)                (137,590)      (529,706)
                                                         ==========     ===========              ===========    ===========

Financial Highlights

    The Trust's financial highlights are presented below. "Per share operating performance" data is designed to allow investors to trace the operating per for mance of each Class, on a per share basis, from the be gin ning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts, based on average shares outstanding.

    "Total return based on net asset value" measures each Class's performance assuming that investors pur chased shares at net asset value as of the beginning of the period, invested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of each Series. Total returns for periods of less than one year are not annualized.

CALIFORNIA HIGH-YIELD SERIES                                                            CLASS A
                                                     -------------------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                     -------------------------------------------------------------------------------
                                                           1998           1997           1996          1995           1994
                                                         -------       -------        -------        -------      ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Year................        $6.61          $6.50          $6.47         $6.30          $6.73
                                                         -------       -------        -------        -------       -------
Net investment income.............................         0.32           0.34           0.36          0.37           0.37
Net realized and unrealized investment gain (loss)         0.22           0.20           0.05          0.17          (0.34)
                                                         -------       -------        -------        -------       -------
Increase from Investment Operations...............         0.54           0.54           0.41          0.54           0.03
Dividends paid or declared........................        (0.32)         (0.34)         (0.36)        (0.37)         (0.37)
Distributions from net gain realized..............        (0.03)         (0.09)         (0.02)           --          (0.09)
                                                         -------       -------        -------        -------       -------
Net Increase (Decrease) in Net Asset Value........         0.19           0.11           0.03          0.17          (0.43)
                                                         -------       -------        -------        -------       -------
Net Asset Value, End of Year......................        $6.80          $6.61          $6.50         $6.47          $6.30
                                                         =======       =======        =======        =======       =======
TOTAL RETURN BASED ON NET ASSET VALUE:                     8.45%          8.74%          6.49%         8.85%          0.41%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets....................         0.82%          0.87%          0.84%         0.90%          0.85%
Net investment income to average net assets.......         4.81%          5.26%          5.49%         5.84%          5.74%
Portfolio turnover................................        10.75%         22.42%         34.75%        17.64%          8.36%
Net Assets, End of Year (000s omitted)............      $58,374       $52,883        $50,264       $51,504        $48,007

                                                                                       CLASS D
                                                        --------------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,                     2/1/94*
                                                        ----------------------------------------------------          TO
                                                           1998           1997           1996          1995         9/30/94
                                                         --------       -------        -------        -------      --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period................      $6.61          $6.51          $6.48          $6.31         $6.67
                                                         ------        -------        -------        -------      --------
Net investment income...............................       0.26           0.28           0.30           0.31          0.21
Net realized and unrealized investment gain (loss)..       0.22           0.19           0.05           0.17         (0.36)
                                                         -------       -------        -------        -------      --------
Increase (Decrease) from Investment Operations......       0.48           0.47           0.35           0.48         (0.15)
Dividends paid or declared..........................      (0.26)         (0.28)         (0.30)         (0.31)        (0.21)
Distributions from net gain realized................      (0.03)         (0.09)         (0.02)            --            --
                                                         -------       -------        -------        -------      --------
Net Increase (Decrease) in Net Asset Value..........       0.19           0.10           0.03           0.17         (0.36)
                                                         -------       -------        -------        -------      --------
Net Asset Value, End of Period......................      $6.80          $6.61          $6.51          $6.48         $6.31
                                                         =======       =======        =======        =======      ========
TOTAL RETURN BASED ON NET ASSET VALUE:                     7.47%          7.60%          5.53%          7.78%        (2.47)%

RATIOS/SUPPLEMENTAL DATA:

Expenses to average net assets......................       1.73%          1.77%          1.74%          1.91%         1.74%+
Net investment income to average net assets.........       3.90%          4.36%          4.59%          4.84%         4.73%+
Portfolio turnover..................................      10.75%         22.42%         34.75%         17.64%         8.36%++
Net Assets, End of Period (000s omitted)............     $6,393         $3,320         $1,919         $1,277          $650

------------------------
See footnotes on page 24.

Financial Highlights

CALIFORNIA QUALITY SERIES                                                               CLASS A
                                                     -------------------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                     -------------------------------------------------------------------------------
                                                           1998           1997           1996          1995           1994
                                                         -------       -------        -------        -------        --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Year...............         $6.99          $6.75          $6.65         $6.39          $7.28
                                                         -------       -------        -------        -------       -------
Net investment income............................          0.33           0.34           0.35          0.34           0.35
Net realized and unrealized investment gain (loss)         0.25           0.24           0.11          0.32          (0.73)
                                                         -------       -------        -------        -------       -------

Increase (Decrease) from Investment Operations...          0.58           0.58           0.46          0.66          (0.38)
Dividends paid or declared.......................         (0.33)         (0.34)         (0.35)        (0.34)         (0.35)
Distributions from net gain realized.............         (0.03)            --          (0.01)        (0.06)         (0.16)
                                                         -------       -------        -------        -------       -------
Net Increase (Decrease) in Net Asset Value.......          0.22           0.24           0.10          0.26          (0.89)
                                                         -------       -------        -------        -------       -------
Net Asset Value, End of Year.....................         $7.21          $6.99          $6.75         $6.65          $6.39
                                                         =======       =======        =======        =======       =======

TOTAL RETURN BASED ON NET ASSET VALUE:                     8.67%          8.87%          7.00%        10.85%         (5.46)%

RATIOS/SUPPLEMENTAL DATA:

Expenses to average net assets...................          0.77%          0.82%          0.79%         0.89%          0.81%
Net investment income to average net assets......          4.75%          4.99%          5.11%         5.34%          5.20%
Portfolio turnover...............................         30.82%         12.16%         12.84%        11.24%         22.16%
Net Assets, End of Year (000s omitted)...........       $87,522        $86,992        $95,560       $94,947        $99,020

                                                                                       CLASS D
                                                        ---------------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,                     2/1/94*
                                                        ------------------------------------------------------        TO
                                                           1998           1997           1996           1995        9/30/94

                                                        --------        -------        -------      --------       --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period..............        $6.97          $6.74          $6.63          $6.38         $7.13
                                                         -------       -------        -------        -------      --------
Net investment income.............................         0.27           0.28           0.28           0.28          0.19
Net realized and unrealized investment gain (loss)         0.25           0.23           0.12           0.31         (0.75)
                                                         -------       -------        -------        -------      --------
Increase (Decrease) from Investment Operations....         0.52           0.51           0.40           0.59         (0.56)
Dividends paid or declared........................        (0.27)         (0.28)         (0.28)         (0.28)        (0.19)
Distributions from net gain realized..............        (0.03)            --          (0.01)         (0.06)           --
                                                         -------       -------        -------        -------      --------
Net Increase (Decrease) in Net Asset Value........         0.22           0.23           0.11           0.25         (0.75)
                                                         -------       -------        -------        -------      --------
Net Asset Value, End of Period....................        $7.19          $6.97          $6.74          $6.63         $6.38
                                                         =======       =======        =======        =======      ========
TOTAL RETURN BASED ON NET ASSET VALUE:                     7.71%          7.75%          6.20%          9.61%        (8.01)%

RATIOS/SUPPLEMENTAL DATA:

Expenses to average net assets....................         1.68%          1.72%          1.69%          1.88%         1.77%+
Net investment income to average net assets.......         3.84%          4.09%          4.21%          4.36%         4.39%+
Portfolio turnover................................        30.82%         12.16%         12.84%         11.24%        22.16%++
Net Assets, End of Period (000s omitted)..........       $2,302         $1,677         $1,645           $863          $812

-------------------
See footnotes on page 24.

Financial Highlights

FLORIDA SERIES                                                                          CLASS A
                                                         -------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                         -------------------------------------------------------------------
                                                           1998           1997           1996          1995           1994
                                                         --------      -------        -------        -------      ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Year.................       $7.80          $7.67          $7.71         $7.34          $8.20
                                                         -------       -------        -------        -------       -------
Net investment income..............................        0.35           0.36           0.38          0.40           0.42
Net realized and unrealized investment gain (loss).        0.34           0.23           0.04          0.37          (0.74)
                                                         -------       -------        -------        -------       -------

Increase (Decrease) from Investment Operations.....        0.69           0.59           0.42          0.77          (0.32)
Dividends paid or declared.........................       (0.35)         (0.36)         (0.38)        (0.40)         (0.42)
Distributions from net gain realized...............       (0.07)         (0.10)         (0.08)           --          (0.12)
                                                         -------       -------        -------        -------       -------
Net Increase (Decrease) in Net Asset Value.........        0.27           0.13          (0.04)         0.37          (0.86)
                                                         -------       -------        -------        -------       -------
Net Asset Value, End of Year.......................       $8.07          $7.80          $7.67         $7.71          $7.34
                                                         =======       =======        =======        =======       =======
TOTAL RETURN BASED ON NET ASSET VALUE:                     9.16%          8.01%          5.54%        10.87%         (3.99)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets.....................        1.00%          1.04%          0.97%         0.72%          0.42%
Net investment income to average net assets........        4.45%          4.70%          4.90%         5.38%          5.49%
Portfolio turnover.................................        6.73%         33.68%         18.53%        11.82%          6.17%
Net Assets, End of Year (000s omitted).............     $42,464        $42,024        $45,200       $49,030        $49,897
Without expense reimbursement and/or
   management fee waiver:**

   Net investment income per share.................                                     $0.38         $0.37          $0.38
   Ratios:
   Expenses to average net assets..................                                      0.97%         1.03%          1.00%
   Net investment income to average net assets.....                                      4.90%         5.07%          4.91%

                                                                                       CLASS D
                                                          ------------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,                     2/1/94*
                                                          --------------------------------------------------          TO
                                                            1998          1997           1996          1995         9/30/94
                                                          -------       -------        -------       -------       --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period..............        $7.81          $7.68          $7.72          $7.34         $8.10
                                                         -------       -------        -------        -------      --------
Net investment income.............................         0.29           0.30           0.32           0.34          0.24
Net realized and unrealized investment gain (loss)         0.34           0.23           0.04           0.38         (0.76)
                                                         -------       -------        -------        -------      --------
Increase (Decrease) from Investment Operations....         0.63           0.53           0.36           0.72         (0.52)
Dividends paid or declared........................        (0.29)         (0.30)         (0.32)         (0.34)        (0.24)
Distributions from net gain realized..............        (0.07)         (0.10)         (0.08)            --            --
                                                         -------       -------        -------        -------      --------
Net Increase (Decrease) in Net Asset Value........         0.27           0.13          (0.04)          0.38         (0.76)
                                                         -------       -------        -------        -------      --------
Net Asset Value, End of Period....................        $8.08          $7.81          $7.68          $7.72         $7.34
                                                         =======       =======        =======        =======      ========
TOTAL RETURN BASED ON NET ASSET VALUE:                     8.32%          7.18%          4.74%         10.07%        (6.64)%

RATIOS/SUPPLEMENTAL DATA:

Expenses to average net assets....................         1.77%          1.81%          1.73%          1.66%         1.29%+
Net investment income to average net assets.......         3.68%          3.93%          4.14%          4.53%         4.61%+
Portfolio turnover................................         6.73%         33.68%         18.53%         11.82%         6.17%++
Net Assets, End of Period (000s omitted)..........       $1,940         $1,678         $1,277           $603          $244
Without expense reimbursement and/or
   management fee waiver:**

   Net investment income per share................                                      $0.32          $0.31         $0.21
   Ratios:
   Expenses to average net assets.................                                       1.73%          1.97%         1.84%+
   Net investment income to average net assets....                                       4.14%          4.22%         4.06%+

---------------------
See footnotes on page 24.

Financial Highlights

NORTH CAROLINA SERIES                                                                   CLASS A
                                                        --------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                        --------------------------------------------------------------------
                                                           1998           1997           1996          1995           1994
                                                         -------       -------        -------        -------       ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Year..................      $8.05          $7.84          $7.74         $7.30          $8.22
                                                         -------       -------        -------        -------       -------
Net investment income...............................       0.36           0.37           0.37          0.39           0.41
Net realized and unrealized investment gain (loss)..       0.31           0.24           0.11          0.45          (0.87)
                                                         -------       -------        -------        -------       -------

Increase (Decrease) from Investment Operations......       0.67           0.61           0.48          0.84          (0.46)
Dividends paid or declared..........................      (0.36)         (0.37)         (0.37)        (0.39)         (0.41)
Distributions from net gain realized................      (0.06)         (0.03)         (0.01)        (0.01)         (0.05)
                                                         -------       -------        -------        -------       -------
Net Increase (Decrease) in Net Asset Value..........       0.25           0.21           0.10          0.44          (0.92)
                                                         -------       -------        -------        -------       -------
Net Asset Value, End of Year........................      $8.30          $8.05          $7.84         $7.74          $7.30
                                                         =======       =======        =======        =======       =======

TOTAL RETURN BASED ON NET ASSET VALUE:                    8.60%          8.01%          6.39%        11.92%          (5.80)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets......................      1.05%          1.09%          1.05%         0.82%           0.44%
Net investment income to average net assets.........      4.41%          4.66%          4.75%         5.21%           5.29%
Portfolio turnover..................................     20.37%         13.04%         15.12%         4.38%          15.61%
Net Assets, End of Year (000s omitted)..............   $32,358        $32,684        $35,934       $37,446         $38,920
Without expense reimbursement and/or
   management fee waiver:**

   Net investment income per share..................                                   $0.37         $0.36           $0.35
   Ratios:
   Expenses to average net assets...................                                    1.06%         1.18%           1.13%
   Net investment income to average net assets......                                    4.74%         4.85%           4.60%

                                                                                       CLASS D
                                                        -------------------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,                      2/1/94*
                                                        ----------------------------------------------------           TO
                                                            1998           1997          1996          1995         9/30/94
                                                         --------        -------       -------        -------      --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period.............         $8.05          $7.83          $7.74          $7.29         $8.17
                                                         -------       -------        -------        -------      --------
Net investment income............................          0.30           0.31           0.31           0.33          0.23
Net realized and unrealized investment gain (loss)         0.31           0.25           0.10           0.46         (0.88)
                                                         -------       -------        -------        -------      --------
Increase (Decrease) from Investment Operations....         0.61           0.56           0.41           0.79         (0.65)
Dividends paid or declared........................        (0.30)         (0.31)         (0.31)         (0.33)        (0.23)
Distributions from net gain realized..............        (0.06)         (0.03)         (0.01)         (0.01)           --
                                                         -------       -------        -------        -------      --------
Net Increase (Decrease) in Net Asset Value........         0.25           0.22           0.09           0.45         (0.88)
                                                         -------       -------        -------        -------      --------
Net Asset Value, End of Period....................        $8.30          $8.05          $7.83          $7.74         $7.29
                                                         =======       =======        =======        =======      ========
TOTAL RETURN BASED ON NET ASSET VALUE:                    7.77%          7.33%          5.45%         11.19%         (8.15)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets....................        1.82%          1.85%          1.81%          1.64%          1.27%+
Net investment income to average net assets.......        3.64%          3.90%          3.99%          4.42%          4.49%+
Portfolio turnover................................       20.37%         13.04%         15.12%          4.38%         15.61%++
Net Assets, End of Period (000s omitted)..........      $1,456         $1,217         $1,232         $1,257         $1,282
Without expense reimbursement and/or
   management fee waiver:**

   Net investment income per share................                                     $0.31          $0.31          $0.20
   Ratios:
   Expenses to average net assets.................                                      1.82%          2.00%          1.95%+
   Net investment income to average net assets....                                      3.98%          4.06%          3.82%+

----------------
  *Commencement of operations.
 **During the periods stated, the Manager, at its discretion, waived all or a portion of its fees and, in some cases, reimbursed certain expenses for the Florida and North Carolina Series.
  +Annualized.
 ++For the year ended September 30, 1994.
See Notes to Financial Statements.

The Trustees and Shareholders,
Seligman Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California High-Yield, California Quality, Florida, and North Carolina Series of Seligman Municipal Series Trust, as of September 30, 1998, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998 by correspondence with the Trust's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the California High-Yield, California Quality, Florida, and North Carolina Series of Seligman Municipal Series Trust as of September 30, 1998, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

/s/Deloitte & Touche LLP
------------------------
DELOITTE & TOUCHE LLP
New York, New York
October 30, 1998

Trustees

John R. Galvin 2, 4
Dean, Fletcher School of Law and Diplomacy
   at Tufts University
Director, Raytheon Company

Alice S. Ilchman 3, 4
Trustee, Committee for Economic Development
Chairman, The Rockefeller Foundation

Frank A. McPherson 2, 4
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

John E. Merow 2, 4
Retired Chairman and Senior Partner,
   Sullivan & Cromwell, Law Firm
Director, Commonwealth Industries, Inc
Director, New York Presbyterian Hospital

Betsy S. Michel 2, 4
Trustee, The Geraldine R. Dodge Foundation
Chairman of the Board of Trustees, St. George's School

William C. Morris 1
Chairman
Chairman of the Board, J. & W. Seligman & Co.
   Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3, 4
Retired Partner, Pitney, Hardin, Kipp & Szuch, Law Firm

James Q. Riordan 3, 4
Director, KeySpan Energy Corporation
Trustee, Committee for Economic Development
Director, Public Broadcasting Service

Richard R. Schmaltz 1
Managing Director, Director of Investments,
   J. & W.  Seligman & Co. In cor po rat ed
Trustee Emeritus, Colby College

Robert L. Shafer 3, 4
Retired Vice President, Pfizer, Inc.

James N. Whitson 2, 4
Director and Consultant, Sammons Enterprises, Inc.
Director,  CommScope, Inc.
Director,  C-SPAN

Brian T. Zino 1
President

President, J. & W.  Seligman & Co.  Incorporated
Chairman, Seligman Data Corp.
Director, ICIMutual Insurance Company
Trustee Emeritus

Fred E. Brown
Director and Consultant, J. & W. Seligman & Co.
   Incorporated

----------------
Member:  1 Executive Committee
         2 Audit Committee
         3 Trustee Nominating Committee
         4 Board Operations Committee

Executive Officers

William C. Morris
Chairman

Brian T. Zino
President

Thomas G. Moles
Vice President

Lawrence P. Vogel
Vice President

Thomas G. Rose
Treasurer

Frank J. Nasta
Secretary

FOR MORE INFORMATION

Manager
J. & W. Seligman & Co.
   Incorporated
100 Park Avenue
New York, NY 10017

General Counsel
Sullivan & Cromwell

Independent Auditors
Deloitte & Touche LLP

General Distributor
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Important Telephone Numbers
(800) 221-2450     Shareholder
                   Services
(212) 682-7600     Outside the
                   United States
(800) 622-4597     24-Hour
                   Au to mat ed
                   Telephone
                   Access Service

Glossary of Financial Terms

Capital Gain Distribution -- A payment to mutual fund shareholders of profits realized on the sale of securities in a fund's portfolio. For tax purposes, these profits may be taxed at different rates, primarily depending upon the length of time the securities were owned by the fund.

Capital Appreciation/Depreciation -- An increase or decrease in the market value of a mutual fund's portfolio securities, which is reflected in the net asset value of the fund's shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

Compounding -- The change in the value of an investment as shareholders receive earnings on their investment's earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year's earnings.

Contingent Deferred Sales Charge (CDSC) -- Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund (the CDSC expires after a fixed time period).

Dividend -- A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

Dividend Yield -- A measurement of a fund's dividend as a percentage of the maximum offering price.

Expense Ratio -- The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

Investment   Objective  --  The  shared  investment  goal  of  a  fund  and  its shareholders.

Management Fee -- The amount paid by a mutual fund to its investment advisor(s).

Multiple Classes of Shares -- Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

National Association of Securities Dealers, Inc. (NASD) -- A self-regulatory body with authority over firms that distribute mutual funds.

Net Asset Value (NAV) Per Share -- The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

Offering Price (OP) -- The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Portfolio Turnover -- A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

Prospectus -- The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund's investment objective and policies, services, investment restrictions, officers and directors, how shares are bought and redeemed, fund fees and other charges, and the fund's financial statements.

SEC Yield -- SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

Securities and Exchange Commission -- The primary US federal agency that regulates the registration and distribution of mutual fund shares.

Statement of Additional Information -- A document that contains updated or more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

Total Return -- A measure of a fund's performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

Yield on Securities -- For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

-----------------
Adapted from the Investment Company Institute's 1998 Mutual Fund Fact Book.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of Seligman Municipal Series Trust, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.



                                                SELIGMAN ADVISORS, INC.
                                                    an affiliate of
                                                          JWS
                                                 J. & W. SELIGMAN & CO.
                                                      INCORPORATED

                                                    ESTABLISHED 1864
                                          100 Park Avenue, New York, NY 10017

TEB2 9/98

                                                                File No. 2-92569
                                                                        811-4250

PART C.  OTHER INFORMATION

Item 23. Exhibits

     All Exhibits have been previously filed and are incorporated herein by reference, except Exhibits marked with an asterisk (*) which are filed herewith.


(a)    *Instruments of Establishment and Designation dated May 24, 1999.

(a)(1) Form of Amended and Restated Declaration of Trust of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)


(b) Amended and Restated By-Laws of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on January 29 1997.)

(c) Copy of Specimen of Stock Certificates for Class D Shares of each Series. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on January 29, 1994.)

(d) Management Agreeement between the Registrant on behalf of the California High-Yield Municipal Series and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(d)(1) Management Agreeement between the Registrant on behalf of the California Quality Municipal Series and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(d)(2) Management Agreeement between the Registrant on behalf of the Florida Municipal Series and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(d)(3) Management Agreeement between the Registrant on behalf of the North Carolina Municipal Series and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)


(e)    *Addendum  to  Sales/Bank   Agreement.   (Incorporated  by  reference  to
       Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File #811-1886) filed on May 28, 1999.)

(e)(1) *Form of Bank Agreement between Seligman Advisors, Inc. and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File #811-1886) filed on May 28, 1999.)


(e)(2) Form of Distributing Agreement between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(e)(3) Form of Amended  Sales  Agreement  between  Seligman  Advisors,  Inc. and
       Dealers.   (Incorporated  by  reference  to  Registrant's  Post-Effective
       Amendment No. 25 filed on January 29, 1997.)

(f) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)


(f)(1) Deferred  Compensation  Plan for Directors of Seligman  Municipal  Series
       Trust.   (Incorporated   by  reference  to  Registrant's   Post-Effective
       Amendment No. 29 filed on January 29, 1999.

                                                                File No. 2-92569
                                                                        811-4250


PART C.  OTHER INFORMATION (continued)


(g)    Custodian  Agreement  between  Registrant and Investors  Fiduciary  Trust
       Company.   (Incorporated  by  reference  to  Registrant's  Post-Effective
       Amendment No. 25 filed on January 29, 1997.)

(h)    Not Applicable.


(i)    *Opinion and Consent of Counsel with respect to Class C shares.


(i)(1) Opinions   and  Consent  of  Counsel.   (Incorporated   by  reference  to
       Registrant's  Post-Effective Amendment No. 25 filed on January 29, 1997.)


(j)    *Consent of Independent Auditors.

(j)(1) *Opinion and Consent of California Counsel.

(j)(2) *Consent of North Carolina Counsel.


(k)    Not Applicable.


(l)    *Form of Purchase Agreement for Initial Capital for Class C shares.


(l)(1) Form of Purchase Agreement for Initial Capital for Class D Shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)


(m) *Amended Administration, Shareholder Services and Distribution Plan for each Series

(n)    *Financial Data Schedules.

(o) *Plan of Multiple Classes of Shares (three Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940


Other Exhibits: Powers of Attorney. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on January 27, 1998.)

Item 24. Persons Controlled by or Under Common Control with Registrant - None.

Item 25. Indemnification - Reference is made to the provisions of Article VII of Registrant's Amended and Restated Declaration of Trust filed as
       Exhibit 24(b)(1) and Article VII of Registrant's Amended and Restated By-Laws filed as Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 25 to the Registration Statement.

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                                                File No. 2-92569
                                                                        811-4250


PART C.  OTHER INFORMATION (continued)


Item 26. Business and Other Connections of Investment Adviser - J. & W. Seligman & Co. Incorporated, a Delaware corporation ("Manager"), is the Registrant's investment manager. The Manager also serves as investment manager to eighteen associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation.


       The Manager has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D or Form ADV, filed by the Manager, pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15798) on March 31, 1999.

Item 27.   Principal Underwriters

       (a) The names of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser are:

           Seligman Capital Fund, Inc.
           Seligman Cash Management Fund, Inc.
           Seligman Common Stock Fund, Inc.
           Seligman Communications and Information Fund, Inc.
           Seligman Frontier Fund, Inc.
           Seligman Growth Fund, Inc.
           Seligman Henderson Global Fund Series, Inc.
           Seligman High Income Fund Series
           Seligman Income Fund, Inc.
           Seligman Municipal Fund Series, Inc.
           Seligman New Jersey Municipal Fund, Inc.
           Seligman Pennsylvania Municipal Fund Series
           Seligman Portfolios, Inc.
           Seligman Value Fund Series, Inc.

                                                                File No. 2-92569
                                                                        811-4250


PART C.  OTHER INFORMATION (continued)

       (b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20:


                                                         Seligman Advisors, Inc.
                                                           As of April 30, 1999

                 (1)                                           (2)                                         (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
          Business Address                             with Underwriter                            with Registrant
          ----------------                             ----------------                            ---------------
         William C. Morris*                            Director                                    Chairman of the Board and Chief
                                                                                                   Executive Officer
         Brian T. Zino*                                Director                                    President and Director
         Ronald T. Schroeder*                          Director                                    None
         Fred E. Brown*                                Director                                    Director Emeritus
         William H. Hazen*                             Director                                    None
         Thomas G. Moles*                              Director                                    None
         David F. Stein*                               Director                                    None
         Stephen J. Hodgdon*                           President and Director                      None
         Charles W. Kadlec*                            Chief Investment Strategist                 None
         Lawrence P. Vogel*                            Senior Vice President, Finance              Vice President
         Edward F. Lynch*                              Senior Vice President, National             None
                                                       Sales Director
         James R. Besher                               Senior Vice President, Division             None
         14000 Margaux Lane                            Sales Director
         Town & Country, MO  63017
         Gerald I. Cetrulo, III                        Senior Vice President, Sales                None
         140 West Parkway
         Pompton Plains, NJ  07444

         Matthew A. Digan*                             Senior Vice President,                      None
                                                       Domestic Funds

         Jonathan G. Evans                             Senior Vice President, Sales                None
         222 Fairmont Way
         Ft. Lauderdale, FL  33326
         Robert T. Hausler*                            Senior Vice President, International        None
                                                       Funds
         T. Wayne Knowles                              Senior Vice President,                      None
         104 Morninghills Court                        Division Sales Director
         Cary, NC  27511
         Joseph Lam                                    Senior Vice President, Regional             None
         Seligman International Inc.                   Director, Asia
         Suite 1133, Central Building
         One Pedder Street
         Central Hong Kong
         Bradley W. Larson                             Senior Vice President, Sales                None
         367 Bryan Drive
         Alamo, CA  94526

         Michelle L. McCann-Rappa*                     Senior Vice President,                      None
                                                       Retirement Plans

         Scott H. Novak*                               Senior Vice President, Insurance            None
         Richard M. Potocki                            Senior Vice President, Regional             None
         Seligman International UK Limited             Director, Europe and the Middle East
         Berkeley Square House 2nd Floor
         Berkeley Square
         London, United Kingdom W1X 6EA

                                                                File No. 2-92569
                                                                        811-4250


PART C.   OTHER INFORMATION (continued)


                                                          Seligman Advisors, Inc.
                                                           As of April 30, 1999

                 (1)                                           (2)                                         (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
          Business Address                             with Underwriter                            with Registrant
          ----------------                             ----------------                            ---------------
         Bruce M. Tuckey                               Senior Vice President, Sales                None
         41644 Chathman Drive
         Novi, MI  48375
         Andrew S. Veasey                              Senior Vice President, Sales                None
         14 Woodside Drive
         Rumson, NJ  07760
         Charles L. von Breitenbach, II*               Senior Vice President,                      None
                                                       Managed Money

         J. Brereton Young*                            Senior Vice President, Director             None
                                                       of Sales Development
         Jeffrey S. Dean*                              Vice President, Business Analysis           None
         Mason S. Flinn                                Vice President, Regional Retirement         None
         159 Varennes                                  Plans Manager
         San Francisco, CA  94133
         Marsha E. Jacoby*                             Vice President, Offshore Business           None
                                                       Manager
         William W. Johnson*                           Vice President, Order Desk                  None
         Joan M. O'Connell                             Vice President, Regional Retirement         None
         3707 Fifth Avenue #136                        Plans Manager
         San Diego, CA  92103
         Ronald W. Pond*                               Vice President, Portfolio Advisor           None
         Jeffery C. Pleet*                             Vice President, Regional Retirement         None
                                                       Plans Manager
         Tracy A. Salomon*                             Vice President, Retirement Marketing        None
         Helen Simon*                                  Vice President, Sales Administration        None
         Gary A. Terpening*                            Vice President, Director of Business        None
                                                       Development
         Charles E. Wenzel                             Vice President, Regional Retirement         None
         703 Greenwood Road                            Plans Manager
         Wilmington, DE  19807
         Jeff Botwinick                                Regional Vice President                     None
         11508 Foster Road
         Overland Park, KS  66210
         Kevin Casey                                   Regional Vice President                     None
         19 Bayview Avenue
         Babylon, NY  11702
         Richard B. Callaghan                          Regional Vice President                     None
         7821 Dakota Lane
         Orland Park, IL  60462

                                                                File No. 2-92569
                                                                        811-4250


PART C.   OTHER INFORMATION (continued)


                                                          Seligman Advisors, Inc.
                                                           As of April 30, 1999

                 (1)                                           (2)                                         (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
          Business Address                             with Underwriter                            with Registrant
          ----------------                             ----------------                            ---------------
         Bradford C. Davis                             Regional Vice President                     None
         241 110th Avenue SE
         Bellevue, WA  98004
         Christopher J. Derry                          Regional Vice President                     None
         2380 Mt. Lebanon Church Road
         Alvaton, KY  42122
         Kenneth Dougherty                             Regional Vice President                     None
         8640 Finlarig Drive
         Dublin, OH  43017
         Kelli A. Wirth Dumser                         Regional Vice President                     None
         7121 Jardiniere Court
         Charlotte, NC  28226
         Edward S. Finocchiaro                         Regional Vice President                     None
         120 Screenhouse Lane
         Duxbury, MA  02332
         Michael C. Forgea                             Regional Vice President                     None
         32 W. Anapamu Street # 186
         Santa Barbara, CA  93101
         Carla A. Goehring                             Regional Vice President                     None
         11426 Long Pine
         Houston, TX  77077

         Cathy Des Jardins                             Regional Vice President                     None
         PMB 152
         1705 14th Street
         Boulder, CO  80302

         Michael K. Lewallen                           Regional Vice President                     None
         908 Tulip Poplar Lane
         Birmingham, AL  35244
         Judith L. Lyon                                Regional Vice President                     None
         7105 Harbour Landing
         Alpharetta, GA  30005
         Tim O'Connell                                 Regional Vice President                     None
         11908 Acacia Glen Court
         San Diego, CA  92128
         George M. Palmer, Jr.                         Regional Vice President                     None
         1805 Richardson Place
         Tampa, FL  33606
         Thomas Parnell                                Regional Vice President                     None
         1575 Edgecomb Road
         St. Paul, MN  55116
         Craig Prichard                                Regional Vice President                     None
         300 Spyglass Drive
         Fairlawn, OH  44333

                                                                File No. 2-92569
                                                                        811-4250


PART C.   OTHER INFORMATION (continued)


                                                          Seligman Advisors, Inc.
                                                           As of April 30, 1999

                 (1)                                           (2)                                         (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
          Business Address                             with Underwriter                            with Registrant
          ----------------                             ----------------                            ---------------
         Nicholas Roberts                              Regional Vice President                     None
         200 Broad Street, Apt. 2225
         Stamford, CT  06901
         Diane H. Snowden                              Regional Vice President                     None
         11 Thackery Lane
         Cherry Hill, NJ  08003

         Eugene P. Sullivan                            Regional Vice President                     None
         4858 Battery Lane                             Bethesda, MD  21814

         James Taylor                                  Regional Vice President                     None
         1145 Kenilworth Circle
         Naperville, IL  60540
         Steve Wilson                                  Regional Vice President                     None
         83 Kaydeross Park Road
         Saratoga Springs, NY  12866
         Frank J. Nasta*                               Secretary                                   Secretary
         Aurelia Lacsamana*                            Treasurer                                   None
         Gail S. Cushing*                              Assistant Vice President, National          None
                                                       Accounts Manager
         Sandra G. Floris*                             Assistant Vice President, Order Desk        None
         Keith Landry*                                 Assistant Vice President, Order Desk        None
         Albert A. Pisano*                             Assistant Vice President and                None
                                                       Compliance Officer
         Joyce Peress*                                 Assistant Secretary                         Assistant Secretary


* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

     (c)  Not Applicable

Item 28.   Location of Accounts and Records

           Custodian:  Investors Fiduciary Trust Company
                       801 Pennsylvania
                       Kansas City, Missouri  64105 and
                       Seligman Municipal Series Trust
                       100 Park Avenue
                       New York, New York  10017

Item 29. Management Services - Not Applicable.

Item 30. Undertakings -The Registrant undertakes: (1) if requested to do so by the holders of at least ten percent of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940; and (2) to furnish to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                                                File No. 2-92569
                                                                        811-4250

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 30 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 30 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 28th day of May, 1999.


                                        SELIGMAN MUNICIPAL SERIES TRUST




                                         By:  /s/ William C. Morris
                                              ----------------------------------
                                                 William C. Morris, Chairman


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 30 has been signed below by the following persons in the capacities indicated on May 28, 1999.


        Signature                                        Title

/s/ William C. Morris                     Chairman of the Trustees (Principal
------------------------------             executive officer) and Trustee
William C. Morris*


/s/ Brian T. Zino                         President and Trustee
------------------------------
Brian T. Zino



/s/ Thomas G. Rose                        Treasurer (Principal financial
------------------------------              and accounting officer)
Thomas G. Rose


John R. Galvin, Trustee         )
Alice S. Ilchman, Trustee       )
Frank A. McPherson, Trustee     )
John E. Merow, Trustee          )         /s/ Brian T. Zino
Betsy S. Michel, Trustee        )         --------------------------------------
James C. Pitney, Trustee        )         *By: Brian T. Zino, Attorney-in-fact
James Q. Riordan, Trustee       )
Richard R. Schmaltz, Trustee    )
Robert L. Shafer, Trustee       )
James N. Whitson, Trustee       )

                                                                File No. 2-92569
                                                                        811-4250


                         SELIGMAN MUNICIPAL SERIES TRUST
                     Post-Effective Amendment No. 30 to the
                       Registration Statement on Form N-1A

                                  EXHIBIT INDEX

Form N1-A Item No.        Description
------------------        -----------

Item 23(a)                Instruments of Establishment and Designation

Item 23(i) Opinion and Consent of Counsel with respect to Class C shares

Item 23(j)                Consent of Independent Auditors

Item 23(j)(1)             Consent of California Counsel

Item 23(j)(2)             Consent of North Carolina Counsel

Item 23(l)                Form of Purchase Agreement for Initial Capital

Item 23(m)                Amended Administration, Shareholder Services
                          And Distribution Plan

Item 23(n)                Financial Data Schedules

Item 23(o)                Plan of Multiple Classes of Shares (three Classes)